      As filed with the Securities and Exchange Commission on May 1, 2008

                                                              File No. 333-12989
                                                                       811-07835
================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                    FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
    Pre-Effective Amendment No.                                              [_]
    Post-Effective Amendment No.18                                           [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
    Amendment No.18                                                          [X]

                        (Check appropriate box or boxes.)

                                   ----------

            Phoenix Life and Annuity Variable Universal Life Account
                           (Exact Name of Registrant)

                                   ----------

                        Phoenix Life and Annuity Company
                               (Name of Depositor)

                                   ----------

               One American Row, Hartford, Connecticut 06103-2899
         (Address of Depositor's Principal Executive Offices) (Zip Code)
                                 (800) 447-4312
               (Depositor's Telephone Number, including Area Code)

                                   ----------

                              John H. Beers, Esq.
                         Phoenix Life  and Annuity Company
                                One American Row
                             Hartford, CT 06103-2899
                     (Name and Address of Agent for Service)

                                   ----------

Approximate Date of Proposed Public Offering: as soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box) [_] immediately upon filing pursuant to paragraph (b) of Rule 485
[X]  on May 1, 2008 pursuant to paragraph (b) of Rule 485
[_]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
[_]  on             pursuant to paragraph (a)(1) of Rule 485
        -----------

If appropriate, check the following box:
[_] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

                                   ----------

================================================================================

                                     PART A

                    VERSION A IS NOT AFFECTED BY THIS FILING

                                                                      Version B

                                Corporate Edge



           Phoenix Life and Annuity Variable Universal Life Account

                  Issued by: Phoenix Life and Annuity Company


PROSPECTUS                                                          May 1, 2008

Corporate Edge is a flexible premium fixed and variable universal life insurance policy that can provide lifetime insurance protection on the life of one person. We will pay the death benefit when the insured person dies. You may allocate policy value to the Guaranteed Interest Account and/or one or more of the investment options of the Phoenix Life and Annuity Variable Universal Life Account ("Separate Account"). The investment options purchase shares of the following funds:



 AIM Variable Insurance Funds - Series  .  Phoenix Mid-Cap Growth Series
 I Shares                               .  Phoenix Money Market Series
 .  AIM V.I. Capital Appreciation Fund  .  Phoenix Multi-Sector Fixed Income
 .  AIM V.I. Core Equity Fund /1/          Series
 .  AIM V.I. Mid Cap Core Equity Fund   .  Phoenix Multi-Sector Short Term
    /1/                                    Bond Series
 The Alger American Fund - Class O      .  Phoenix Strategic Allocation Series
 Shares                                 .  Phoenix-Aberdeen International
 .  Alger American Capital                 Series
    Appreciation Portfolio /1/          .  Phoenix-Alger Small-Cap Growth
 DWS Scudder Investments VIT Funds -       Series
 Class A                                .  Phoenix-Duff & Phelps Real Estate
 .  DWS Equity 500 Index VIP               Securities Series
 .  DWS Small Cap Index VIP             .  Phoenix Dynamic Asset Allocation
 Federated Insurance Series                Series: Aggressive Growth /2/
 .  Federated Fund for U.S. Government  .  Phoenix Dynamic Asset Allocation
    Securities II                          Series: Growth /2/
 .  Federated High Income Bond Fund II  .  Phoenix Dynamic Asset Allocation
    - Primary Shares                       Series: Moderate /2/
 Fidelity(R) Variable Insurance         .  Phoenix Dynamic Asset Allocation
 Products - Service Class                  Series: Moderate Growth /2/
 .  Fidelity VIP Contrafund(R)          .  Phoenix-Sanford Bernstein Mid-Cap
    Portfolio                              Value Series
 .  Fidelity VIP Growth Opportunities   .  Phoenix-Sanford Bernstein
    Portfolio                              Small-Cap Value Series
 .  Fidelity VIP Growth Portfolio       .  Phoenix-Van Kampen Comstock Series
 .  Fidelity VIP Investment Grade Bond  .  Phoenix-Van Kampen Equity 500
    Portfolio                              Index Series/ /
 Franklin Templeton Variable Insurance  PIMCO Variable Insurance Trust -
 Products Trust - Class 2               Advisor Class
 .  Franklin Income Securities Fund     .  PIMCO VIT CommodityRealReturn/TM/
 .  Mutual Shares Securities Fund          Strategy Portfolio
 .  Templeton Developing Markets        .  PIMCO VIT Real Return Portfolio
    Securities Fund                     .  PIMCO VIT Total Return Portfolio
 .  Templeton Foreign Securities Fund   The Rydex Variable Trust
 .  Templeton Growth Securities Fund    .  Rydex Variable Trust Inverse
 Lazard Retirement Series                  Government Long Bond Strategy Fund
 .  Lazard Retirement Small Cap            /1/
    Portfolio /1/                       .  Rydex Variable Trust Nova Fund /1/
 Lord Abbett Series Fund, Inc. - Class  .  Rydex Variable Trust Sector
 VC                                        Rotation Fund /1/
 .  Lord Abbett Bond-Debenture          Sentinel Variable Products Trust
    Portfolio                           .  Sentinel Variable Products
 .  Lord Abbett Growth and Income          Balanced Fund
    Portfolio                           .  Sentinel Variable Products Bond
 .  Lord Abbett Mid-Cap Value Portfolio    Fund
 Neuberger Berman Advisers Management   .  Sentinel Variable Products Common
 Trust - Class S                           Stock Fund
 .  Neuberger Berman AMT Small Cap      .  Sentinel Variable Products Mid Cap
    Growth Portfolio                       Growth Fund
 .  Neuberger Berman AMT Guardian       .  Sentinel Variable Products Small
    Portfolio                              Company Fund
 Oppenheimer Variable Account Funds -   Summit Mutual Funds, Inc. - Summit
 Service Shares                         Pinnacle Series
 .  Oppenheimer Capital Appreciation    .  Summit S&P MidCap 400 Index
    Fund/VA                                Portfolio
 .  Oppenheimer Global Securities       The Universal Institutional Funds,
    Fund/VA                             Inc. - Class II Shares
 .  Oppenheimer Main Street Small Cap   .  Van Kampen UIF Equity and Income
    Fund/VA                                Portfolio
 The Phoenix Edge Series Fund           Wanger Advisors Trust
 .  Phoenix Capital Growth Series       .  Wanger International Select
 .  Phoenix Growth and Income Series    .  Wanger International Small Cap /3/
                                        .  Wanger Select
                                        .  Wanger U.S. Smaller Companies /4/


  /1/Closed to new investment on May 1, 2006. /2/Closed to new investment on March 24, 2008. /3/Effective June 1, 2008, to be known as Wanger International.
                                      / /


   /4/Effective June 1, 2008, to be known as Wanger USA. See Appendix A for additional information.



The policy is not a deposit nor is it an obligation of, underwritten or guaranteed by, any financial institution or credit union. It is not federally insured nor endorsed by the Federal Deposit Insurance Corporation or any other state or federal agency. Policy investments are subject to risk, including the fluctuation of policy value and possible loss of principal invested or premiums paid.


The U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. Read and keep this prospectus for future reference. If you have any questions, please contact us at:




[GRAPHIC]

Phoenix Variable Products Mail Operations ("VPMO") or
P.O. Box 8027
Boston, MA 02266-8027

[GRAPHIC]



Phoenix Variable Products Mail Operations ("VPMO") or Variable and Universal Life Administration ("VULA")
P.O. Box 8027                                 (800) 417-4769
Boston, MA 02266-8027



Phoenix Variable Products Mail Operations ("VPMO") or Variable and Universal Life Administration ("VULA")
P.O. Box 8027                                         (800) 417-4769
Boston, MA 02266-8027

                               TABLE OF CONTENTS


Heading                                             Page
--------------------------------------------------------

Benefit/Risk Summary...............................    3
 Policy Benefit....................................    3
 Policy Risks......................................    3
Fee Tables.........................................    4
 Transaction Fees..................................    4
 Periodic Charges Other than Fund Operating Expense    5
 Minimum and Maximum Fund Operating Expenses.......    6
Phoenix Life and Annuity Company...................    7
The Separate Account...............................    7
 Valuation Date....................................    7
 Performance History...............................    7
Voting Rights......................................    7
The Variable Investment Options....................    8
 Administrative, Marketing and Support Service Fees    8
The Guaranteed Interest Account....................    8
Charges and Deductions.............................    9
 General...........................................    9
 Charges Deducted from Premium Payments............    9
 Periodic Charges..................................    9
 Conditional Charges...............................   10
 Other Charge......................................   10
The Policy.........................................   10
 Contract Rights...................................   10
 Contract Limitations..............................   11
 Purchasing a Policy...............................   11
General............................................   12
 Postponement of Payments..........................   12
 Optional Insurance Benefits (Riders)..............   12
 Surrenders........................................   13
 Death Benefit.....................................   13
Payment of Proceeds................................   13



Heading                                             Page

 Surrender and Death Benefit Proceeds..............   13
 Payment Amount....................................   14
 Payment Options...................................   14
Transfer of Policy Value...........................   14
 Internet, Interactive Voice Response and Telephone
   Transfers.......................................   14
 Transfer Restrictions.............................   15
Market Timing and Other Disruptive Trading.........   15
Systematic Transfer Programs.......................   16
 Asset Rebalancing Program.........................   16
 Dollar Cost Averaging Program.....................   16
Policy Loans.......................................   17
Lapse and Reinstatement............................   17
Federal Income Tax Considerations..................   18
 Introduction......................................   18
 Income Tax Status.................................   18
 Policy Benefits...................................   18
 Business-Owned Policies...........................   19
 Modified Endowment Contracts......................   19
 Limitations on Unreasonable Mortality and Expense
   Charges.........................................   20
 Qualified Plans...................................   20
 Diversification Standards.........................   20
 Owner Control.....................................   20
 Change of Ownership or Insured or Assignment......   21
 Other Taxes.......................................   21
 Withholding.......................................   21
The Phoenix Companies, Inc. -
  Legal Proceedings about Company Subsidiaries.....   21
Financial Statements...............................   22
Distribution.......................................   22
Appendix A - Investment Options....................  A-1

Benefit/Risk Summary
--------------------------------------------------------------------------------

This prospectus contains information about the material rights and features of the variable life policy that you should understand before investing. This summary describes the general provisions.

Policy Benefits

Death Benefits
Corporate Edge is a flexible premium fixed and variable universal life insurance policy. While the policy remains in force we will pay a death benefit to your named beneficiary when the person insured under the policy dies.

You will choose a death benefit when you apply for a policy:

.. Death Benefit Option 1 will be the greater of the policy's face amount on the date of death, or the minimum death benefit in effect on the date of death.

.. Death Benefit Option 2 will be the greater of (a) or (b), where: (a) is equal to the policy's face amount on the date of death plus the policy value, (b) is the minimum death benefit in effect on the date of death.

..  Death Benefit Option 3 will be the greater of (a), (b), or (c), where:
   (a) is equal to the policy's face amount as of the date of death plus the sum of all premiums minus withdrawals, (b) is equal to the policy's face amount on the date of death; and (c) is the minimum death benefit in effect on the date of death.

You may change between Death Benefit Options 1 and 2 by submitting a written request. You may not change to or from Death Benefit Option 3.

You may also purchase additional term insurance under the Flexible Term Insurance Rider if available in your state.

Loans and Partial Surrenders
.. Generally, you may take loans against 90% of your policy's value less any outstanding debt.

.. You may partially surrender any part of the policy at any time. We reserve the right to deduct a partial surrender fee.

..  You may fully surrender this policy at any time for its cash surrender value.

Partial surrenders and loans negatively affect the policy value and can increase the risk that the policy will lapse. Partial surrenders reduce the face amount of the policy. Additionally, each of these transactions has costs associated with them.

Investment Choices

You may select from a wide variety of investment options and two Guaranteed Interest Accounts. Each investment option invests directly in a professionally managed fund. You may transfer policy value among any of the investment options and the Guaranteed Interest Accounts while continuing to defer current income taxes.


Strategic Transfer Programs
You may also elect a strategic program through which to allocate your premiums and policy value. Participation in a program is optional. Although we may offer other programs in the future, whether those programs will be made available to both current and prospective policy owners will be determined at the sole discretion of the company. For more information on the programs, refer to the section on "Strategic Transfer Programs."

Flexible Premiums
The only premiums you must pay are the issue premium and any payments required to prevent policy lapse.

Underwriting Options
We offer three types of underwriting:

..  Full Underwriting; or

..  Simplified Issue Underwriting; or

..  Guaranteed Issue Underwriting.

Your choice of underwriting will have an effect on the Cost of Insurance charges we deduct from your policy value.

Optional Insurance Benefits
The following benefits may be available to you by rider:

..  Flexible Term Insurance

..  Cash Surrender Value Enhancement Benefit

..  Exchange of Insured

Availability of these riders depends upon state approval and may involve extra cost. Additional restrictions apply to the Cash Surrender Value Enhancement Benefit Rider.

Your Right to Cancel the Policy
You have the right to review the policy and cancel it if you are not satisfied. Simply return the policy to us within ten days after you receive it, or within 45 days of signing the application. Your state may require a longer period.

Policy Risks

Suitability Risk
Variable life insurance is designed for long term financial planning, and the policy is not suitable as a short-term investment. We deduct a sales charge, and other charges from premium payments that reduce the value available for withdrawal. Therefore, it may not be appropriate for you to purchase a policy if you foresee the need to withdraw all or part of your policy value during the first few policy years.


Replacements


Replacing any existing policy with this policy may not be to your advantage. You should talk with your registered representative before you replace your variable life insurance policy. You should carefully compare the risks, charges, and benefits of your existing policy to the replacement policy to determine if replacing your existing contract benefits you.



Additionally, replacing your policy could result in adverse tax consequences so you should also consult with your tax professional. You should know that once you have replaced your variable life insurance policy, you generally cannot reinstate it unless the insurer is required to reinstate the previous policy under state law. This is true even if you choose not to accept your new variable life insurance policy during your "free look" period.

Conflicts of Interest


Broker-dealers and registered representatives often sell products issued by several different and unaffiliated insurance companies and the amount of compensation payable may vary significantly. Additionally, compensation paid to a broker-dealer or registered representative will also vary between products issued by the same insurance company, including additional compensation payable as part of certain service arrangements. A broker-dealer and its registered representatives may have an incentive to promote or sell one product over another depending on these differences in the compensation, potentially resulting in the sale of a product that may not be the best product to suit your needs. You should talk to your registered representative if you have questions about potential conflicts of interest that may be created by varying compensation plans. You can find more information about the types of compensation arrangements we offer in the "Distribution" section of this prospectus.


Tax Effects
Generally, under current federal income tax law, death benefits are not subject to income taxes. Earnings on the premiums invested in the Separate Account or the Guaranteed Interest Account are not subject to income taxes until there is a distribution from the policy. Taking a loan or a full or partial surrender from the policy could result in recognition of income for tax purposes.

Risk of Lapse
Your policy will remain in force as long as the policy value, less any outstanding debt, is enough to pay the monthly charges incurred under the policy. If the policy value, less any outstanding debt, is no longer sufficient to pay the monthly charges, the policy will lapse, or end. We will alert you to an impending lapse situation and give you an opportunity to keep the policy in force by paying a specified amount. If your policy lapses, it may not be reinstated.

Withdrawals, loans and associated loan interest can negatively affect policy value, and increase the risk of policy lapse.

Investment Risk

A comprehensive discussion of the risks of each fund purchased by an investment option of the Separate Account may be found in the funds' prospectuses. Each fund is subject to market fluctuations and the risks inherent with ownership of securities, and the policy owner assumes the risk of gain or loss according to the performance of the fund. There is no assurance that any fund will achieve its stated investment objective.


Transfer Risk
Transfers or deposits to the Guaranteed Interest Account are generally limited to no more than $250,000 during any one week period. Transfers out of the Guaranteed Interest Account are limited to one transfer per year. The amount you may transfer out of the Guaranteed Interest Account is limited based on a schedule described later in this prospectus. We reserve the right to reject or restrict transfers if an underlying mutual fund or we determine the transfers reflect a disruptive trading. Minimum balance and minimum transfer limits apply.

Face Amount Increase Risk
Face amount increases will increase the potential surrender charges under the policy.

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment options.


Fee Tables


--------------------------------------------------------------------------------


                               Transaction Fees



         Charge                 When Deducted                                  Maximum Amount Deducted
-------------------------------------------------------------------------------------------------------------------------------
Sales Charge             Upon premium payment.        The maximum we will ever charge is 9.00% of each premium
                                                      payment./1/
-------------------------------------------------------------------------------------------------------------------------------
State Premium Tax Charge Upon premium payment.        We charge a maximum of 3.50% of each premium payment,
                                                      depending on the applicable rate for your state./ 2/
-------------------------------------------------------------------------------------------------------------------------------
Deferred Acquisition Tax Upon premium payment.        1.50% of each premium payment.
Charge
-------------------------------------------------------------------------------------------------------------------------------
Surrender Charge         Not applicable.              We do not charge you if you surrender your policy for its cash value.
-------------------------------------------------------------------------------------------------------------------------------
Partial Surrender Charge Upon partial surrender or a  We currently do not charge for partial surrenders, but we reserve the reduction in the policy face right to deduct up to 2.00% of the partial surrender amount up to a
                         amount.                      maximum of $25.
-------------------------------------------------------------------------------------------------------------------------------
Transfer Charge          Upon transfer.               We currently do not charge for transfers between investment options, but we reserve the right to charge up to $10 per transfer after the first two transfers in any given policy year.
-------------------------------------------------------------------------------------------------------------------------------


/1/ In policy years one through seven, we currently deduct 7.0% from each premium payment up to the Target Premium and 0.00% of premiums paid in excess of the Target Premium. Beginning in policy year eight, we currently deduct 0.00% of premiums paid and we will never deduct more than 3% of premiums paid. The Target Premium will be disclosed before we issue the policy and will depend on specifics of the life to be insured (e.g. age, gender, risk classification), the type of underwriting, and the face amount of the policy.


/2/ Premium tax charges vary by state and range from 0.80% to 3.50% of premiums.

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including fund fees and expenses.

              Periodic Charges Other than Fund Operating Expenses


         Charge                  When Deducted                                 Maximum Amount Deducted
-------------------------------------------------------------------------------------------------------------------------------
Cost of Insurance/1/      On policy date and monthly   This charge is based on the "net amount at risk." The "net amount at
                          on policy processing day.    risk" is the current death benefit minus the policy value.
 Minimum & Maximum                                     $0.02 - $83.33 per $1,000 of net amount at risk per month.
 Example for a male age
 47 in the preferred
 underwriting class for
 a fully underwritten
 policy.                                               $0.0463 per $1,000 of net amount at risk per month.
-------------------------------------------------------------------------------------------------------------------------------
Administrative Charge     On policy date and monthly   We charge up to a maximum of $10 per month/2/.
                          on policy processing day.
-------------------------------------------------------------------------------------------------------------------------------
Mortality and Expense     On policy date and monthly   The maximum we charge is 0.075% (0.90% on an annual basis) of the
Risk Charge/3/            on policy processing day.    policy value in the investment options of the Separate Account on the monthly processing day.
-------------------------------------------------------------------------------------------------------------------------------
Loan Interest Charged/4/  Interest accrues daily and   The maximum net cost to the policy is 2.75% of the loan balance.
                          is due on each policy
                          anniversary. If not paid on
                          that date, we will treat the
                          accrued interest as another
                          loan against the policy.
-------------------------------------------------------------------------------------------------------------------------------
Other Tax Charges         When we become liable for    We currently do not charge for taxes, however we reserve the right to
                          taxes.                       impose a charge should we become liable for taxes in the future.
                                                       Possible taxes would include state or federal income taxes on investment gains of the Separate Account and would be included in our calculation of investment option values.
-------------------------------------------------------------------------------------------------------------------------------
                                                 Optional Insurance Features
-------------------------------------------------------------------------------------------------------------------------------
Flexible Term Rider/1/    On Rider Policy Date, and    This charge is based on the net amount at risk attributable to the rider
                          monthly on each Monthly      face amount.
                          Calculation Day.
 Minimum & Maximum                                     $0.02 - $83.33 per $1,000 of net amount at risk per month.
 Example for a male age
 48 in the preferred
 underwriting class for
 a fully underwritten
 policy.                                               $0.0497 per $1,000 of net amount at risk per month.
-------------------------------------------------------------------------------------------------------------------------------
Cash Surrender Value      We do not charge for         We describe this Rider later under "Optional Insurance Benefits."
Enhancement Benefit Rider this Rider. Additional
                          restrictions apply.
-------------------------------------------------------------------------------------------------------------------------------
Exchange of Insured Rider We do not charge for this    We describe this Rider later under "Optional Insurance Benefits."
                          Rider.
-------------------------------------------------------------------------------------------------------------------------------

/1/ These charges vary according to age, gender, underwriting class, policy year and net amount at risk. The charges shown in the table may not be typical of the charges you will pay. Your policy's specifications page will indicate the guaranteed charges applicable to your policy. More detailed information concerning these charges is available upon request. Before you purchase the policy, we will provide you personalized illustrations of your future benefits under the policy based upon the age and underwriting class of the person you wish to insure, the death benefit option, face amount, planned periodic premiums, and riders requested.
/2/ We currently charge $5.00 per month for all policies.

/3/ We currently deduct a charge of 0.04% of policy value allocated to the investment options each month during the first ten policy years (equal to 0.50% annually), and 0.02% of the value allocated to the investment options each month beginning in the 11/th/ policy year (equal to 0.25% annually). We do not deduct this charge from amounts allocated to the Guaranteed Interest Account.

/4/ We charge loan interest of up to 4.75% of the outstanding loan but we credit the loaned portion of the Guaranteed Interest Account from 2% to 4% with the maximum possible difference between the rate we charge and the rate we credit of 2.75%. At our current rates the cost to the policy is 0.75% of the outstanding loan balance annually. We provide more information on rates in the "Charges and Deductions" section.

The table below shows the minimum and maximum fees and expenses as a percentage of daily net assets, for the year ended December 31, 2007, charged by the funds that you may pay indirectly during the time that you own the contract. More detail concerning each of the fund's fees and expenses is contained in the prospectus for each fund. Total Annual Fund Operating Expenses are deducted from a fund's assets and include management fees, distribution fees, distribution and/or 12b-1 fees, and other expenses.



                     Total Annual Fund Operating Expenses



                                                  Minimum Maximum

              Gross Annual Fund Operating Expense  0.31%   3.83%

              Net Annual Fund Operating Expenses   0.28%   3.83%



/1/ Phoenix Variable Advisors, Inc, advisor to the Phoenix Edge Series Fund, and other advisors and/or other service providers to the funds have contractually agreed to reduce the management fees or reimburse certain fees and expenses for certain funds. The Gross Annual Fund Operating Expenses shown in the first row of the table do not reflect the effect of any fee reductions or reimbursements. The Net Annual Fund Operating Expenses shown in the second row reflect the effect of fee reductions and waiver arrangements that are contractually in effect at least through April 30, 2009. There can be no assurance that any contractual arrangement will extend beyond its current terms and you should know that these arrangements may exclude certain extraordinary expenses. See each fund's prospectus for details about the annual operating expenses of that fund and any waiver or reimbursement arrangements that may be in effect.

Phoenix Life and Annuity Company
--------------------------------------------------------------------------------

Phoenix Life and Annuity Company ("PLAC") is a Connecticut stock life insurance company, and is an indirect, wholly owned subsidiary of The Phoenix Companies, Inc., a Delaware corporation. Phoenix Life and Annuity Company was incorporated November 2, 1981. We sell life insurance policies and annuity contracts through our affiliated distribution companies and through brokers. Our executive and administrative office is at One American Row in Hartford, Connecticut 06103-2899 and our statutory home office is at 31 Tech Valley Drive in East Greenbush, New York 12061.

Throughout this prospectus we will refer to Phoenix Life and Annuity Company in the first person (i.e., as "we", "us", "our", "Company").

The Separate Account
--------------------------------------------------------------------------------

We established the Separate Account as a separate account on July 1, 1996 in accordance with Connecticut law. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the Separate Account's management, investment practices or policies, or those of Phoenix Life and Annuity Company.


Under Connecticut law, all income, gains or losses, whether or not realized, of the Separate Account must be credited to or charged against the amounts placed in the Separate Account without regard to the other income, gains and losses, whether or not realized, from any other business or activity of PLAC. The assets of the Separate Account may not be used to pay liabilities arising out of any other business that PLAC may conduct. The Separate Account has several investment options that invest in underlying mutual funds. Obligations under the contracts are obligations of PLAC.



The Separate Account is divided into investment options, each of which is available for allocation of policy value. We determine the value of each investment option's shares at the end of every valuation day that the New York Stock Exchange ("NYSE") is open. Each investment option will invest solely in a single investment portfolio of a fund. The fund names and the portfolio names are listed on page one of this prospectus. Each portfolio's investment objective is given in Appendix A.



We do not guarantee the investment performance of the Separate Account or of any of its investment options. The policy value allocated to the Separate Account depends on the investment performance of the underlying mutual funds. As policy owner, you bear the full investment risk for all monies invested in the Separate Account.


We reserve the right to add, remove, modify, or substitute portfolios in which the Separate Account invests.

Copies of the fund prospectuses may be obtained by writing to us or calling us at the address or telephone number provided on the front page of this prospectus.

Valuation Date
A valuation date is every day the New York Stock Exchange is open for trading and we are open for business. However, transaction processing may be postponed for the following reasons:

1.the NYSE is closed or may have closed early;
2.the SEC has determined that a state of emergency exists; or 3.on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day).

The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each valuation date, the value of the Separate Account is determined at the close of the NYSE (usually 4:00 p.m. eastern time).

Performance History

We may choose to include performance history of the investment options or the underlying portfolios in advertisements, sales literature or reports. Performance information about each investment option is based on past performance and is not an indication of future performance.


Voting Rights
--------------------------------------------------------------------------------


We legally own all fund shares held by the investment options. We vote those shares at shareholder meetings according to voting instructions we receive from policy owners with an interest in the investment options. We may decide to vote the shares in our own right should the law change to permit us to do so.



While your policy is in effect, you may provide us with voting instructions for each investment option in which you have an interest. We determine the number of votes you may cast by applying your percentage interest in an investment option to the total number of votes attributable to the investment option. When determining the number of votes, fractional shares will be recognized.



We will send you, or if permitted by law, make available electronically, proxy material, reports and other materials relevant to the investment options in which you have a voting interest. In order to vote you must complete the proxy form and return it with your voting instructions. You may also be able to vote your interest by telephone or over the internet if such instructions are included in the proxy material. We will vote all of the shares we own on your behalf, in accordance with your instructions. We will vote the shares for which we do not receive instructions, and any other shares we own, in the same proportion as the shares for which we do receive instructions.


We may ask you to provide voting instructions for such items as:


1)the election or removal of the fund's Trustees;


2)the ratification of the independent accountants for the fund;

3)approval or amendment of investment advisory agreements;

4)a change in fundamental policies or restrictions of the series; and

5)any other matters requiring a shareholder vote.

You may obtain any available fund's prospectus by contacting us at the address and telephone number given on page one.

The Variable Investment Options
--------------------------------------------------------------------------------


You choose the variable investment options to which you allocate your premium payments. These variable investment options are investment options of the Separate Account. The Investment Options invest in the underlying funds. You are not investing directly in the underlying fund. Each underlying fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These underlying funds are not publicly traded and are offered only through variable annuity and variable life insurance products, or directly to tax qualified plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, or directly to tax qualified plans, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the underlying fund, and you should not compare the two.


The underlying funds offered through this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the underlying fund or an affiliate of the underlying fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the underlying fund, the underlying fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity (or life) product in cooperation with a fund family or distributor (e.g., a "private label" product), the Company will generally include underlying funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

Each underlying fund is reviewed periodically after having been selected. Upon review, the Company may remove an underlying fund or restrict allocation of additional premium payments to an underlying fund if the Company determines the underlying fund no longer meets one or more of the criteria and/or if the underlying fund has not attracted significant policy owner assets.

In addition, if any of the underlying funds become unavailable for allocating premium payments, or if we believe that further investment in an underlying fund is inappropriate for the purposes of the policy, we may substitute another variable investment option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new variable investment options available.

Each investment option of the Separate Account is subject to market fluctuations and the risks that come with the ownership of any security; and there can be no assurance that any series will achieve its stated investment objective.


You will find detailed information about the underlying funds and their inherent risks in the current prospectuses for the underlying funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the underlying funds will meet its investment objectives. Copies of the fund prospectuses may be obtained by contacting us at the address or telephone number provided on the first page of this prospectus.


Administrative, Marketing and Support Service Fees

The Company and the principal underwriter for the policy have entered into agreements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the underlying funds under which the company and the principal underwriter for the policies receive payments. We have also entered into agreements with the Phoenix Edge Series Fund and its advisor, Phoenix Variable Advisors, Inc., with whom we are affiliated. These agreements compensate the Company and the principal underwriter for the policies for providing certain administrative, marketing, or other support services to the underlying funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and the principal underwriter for the policies incur in promoting, issuing, distributing and administering the policies. As stated previously, such payments are a factor in choosing which funds to offer in the Company's variable products. These payments may be significant and the Company and its affiliates may profit from them.



The payments are generally based on a percentage of the average assets of each underlying fund allocated to the variable investment options under the policy or other contracts offered by the Company. The amount of the fee that an underlying fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each underlying fund. Aggregate fees relating to the different underlying funds may be as much as 0.40% of the average net assets of an underlying fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are paid by an underlying fund out of its assets as part of its Total Annual Operating Expenses and is not paid directly from the assets of your variable insurance policy.


The Guaranteed Interest Account
--------------------------------------------------------------------------------

In addition to the Separate Account, you may allocate premiums or transfer values to the Guaranteed Interest Account. Amounts you allocate to the Guaranteed Interest Account are deposited in our general account. You do not share in the investment experience of our general account. Rather, we guarantee a minimum rate of return on the allocated amounts. Although we are not obligated to credit interest at a higher rate than the minimum, we may credit any excess interest as determined by us based on expected investment yield information.

We reserve the right to limit total deposits and transfers to the Guaranteed Interest Account to no more than $250,000 during any one-week period per policy.

You may make transfers into the Guaranteed Interest Account at any time. In general, you may make only one transfer per year from the Guaranteed Interest Account. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the policy value in the Guaranteed Interest Account as of the date of the transfer. You may transfer the total value out of the Guaranteed Interest Account to one or more of the investment options over a consecutive 4-year period according to the following schedule:


                    .First Year:    25% of the total value
                    .Second Year:   33% of remaining value
                    .Third Year:    50% of remaining value
                    .Fourth Year:   100% of remaining value

Transfers from the Guaranteed Interest Account may also be subject to other rules as described in this prospectus.

Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the Investment Company Act of 1940, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the SEC has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

Charges and Deductions
--------------------------------------------------------------------------------

General
Charges affect your policy value and the amount you may receive from your policy.

We make deductions to compensate us for our various expenses in selling, maintaining, underwriting and issuing the policy and guaranteeing the insurance benefits.

Charges Deducted from Premium Payments

Sales Charge
We deduct a charge from each premium payment to the policy that we use to reimburse the Company for a variety of expenses we incur in selling and distributing the policy (e.g., commissions, advertising and printing). We currently do not deduct a sales charge from premiums that are in excess of the Target Premium for the policy for a policy year. The Target Premium will be disclosed before we issue the policy, and will depend on age, gender and risk classification, the type of underwriting and the policy face amount.

Tax
Tax is considered to be any tax charged by a state or municipality on premium payments, whether or not characterized as purchase premium tax (or premium tax). It is also other state or local taxes imposed or any other governmental fees which may be required based on the laws of the state or municipality of delivery, the owner's state or municipality of residence on the contract date. Taxes on premium payments currently range from 0% to 3.5% (the amount of state premium payment tax, if any, will vary from state to state), depending on the state. We will pay any premium payment tax, any other state or local taxes imposed or other governmental fee due and will only reimburse ourselves upon the remittance to the applicable state.

We reserve the right, when calculating unit values, to deduct a credit or fee with respect to any taxes we have paid for or reserved during the valuation period that we determine to be attributable to the operation of an Investment Division. No federal income taxes are applicable under present law and we are not presently making any such deduction.

Deferred Acquisition Cost Tax Charge
We deduct a charge of 1.5% from each premium payment to the policy to reimburse the Company for our federal income tax liability relating to our receipt of premium.

Periodic Charges

Monthly Charges
We make monthly deductions on each monthly calculation day from your policy value according to your specified allocation schedule. You initially choose this schedule in your application, but can change it later. Should any of the investment options on your schedule become depleted, unless we agree otherwise, we will proportionally increase the deduction from the remaining investment options.

.. Administrative Charge. We assess this monthly charge as compensation for the expenses we incur in administering your policy. This charge reimburses us for such services as billing and collections, monthly processing, updating daily values and communicating with policyholders.

  We currently charge each policy $5 per month, but reserve the right to charge up to $10 per month.

.. Cost of Insurance. We determine this charge by multiplying the appropriate cost of insurance rate by the net amount at risk. The net amount at risk is the difference between your policy's death benefit and your policy value. We generally base our rates on the insured person's gender, attained age, underwriting type and risk class. We also consider the duration, or how long the policy has been in force. We are not permitted to consider gender as a factor in some states and under certain qualified plans.

  We base the actual monthly cost of insurance charge on what we expect our future mortality experiences will be. Charges will not exceed the guaranteed cost of insurance rates set forth in your policy. The guaranteed maximum rates are equal to 100% of the 1980 Commissioners Standard Ordinary ("CSO") Mortality Table, based on the Insured's last birthday.

  We will apply any change in our cost of insurance rates uniformly to all persons of the same gender, insurance age, underwriting type and risk class whose policies have been in force for the same length of time. We currently insure lives as either standard risk class or a risk class involving a higher mortality risk. We determine your risk class based on your health and the medical information you provide. Lives in the standard risk classes will have a lower cost of insurance for otherwise identical policies, than lives in the higher mortality risk classes. Nonsmokers will generally incur a lower cost of insurance than will similarly situated smokers.

  The type of underwriting chosen for your policy could have an effect on the cost of insurance rate applied to your policy.

.. Mortality and Expense Risk Charge. We assume a mortality risk that, as a whole, the people we insure may die sooner than expected. We would then pay greater total death benefits than we had expected.

  We assume an expense risk that expenses we incur in issuing and maintaining the policies may exceed the administrative charges expected for the policies.

  We also assume other risks associated with issuing the policies, such as incurring greater than expected costs incurred due to policy loans.

.. If our policy-related expenses do not exceed the charges, or if our mortality projections prove to be accurate, we may profit from this charge. We may use profits from this charge for any proper purpose, including the payment of sales expenses or any other expenses that may exceed income in a given year.


  Your policy will pay a mortality and expense risk charge equal to a percentage of the investment option value on each monthly calculation day. Currently, during the first ten years, the rate will be equal to 0.50% annually. Beginning in policy year 11, the rate will be equal to 0.25% annually. We reserve the right to increase the mortality and expense risk charges up to a Guaranteed Maximum rate of 0.90% on an annual basis during all policy years.


  We do not collect the mortality and expense risk charge on amounts held in the Guaranteed Interest Account.

.. Cost of Optional Insurance Features (Riders). Some of the available rider benefits you may choose incur an additional monthly charge. These options are available only if approved in your state.

  The Corporate Edge policy has two riders available at no additional charge:

  .  Cash Surrender Value Enhancement Benefit

  .  Exchange of Insured

We charge for providing benefits under the following rider:

  . Flexible Term Insurance. We charge the applicable cost of insurance rates for the "net amount at risk" attributable to the rider's face amount.

.. Loan Interest Charged. We charge your policy for outstanding loans at the rates illustrated in the tables below until the policy anniversary nearest the insured person's 65th birthday. The loan interest rate in effect after the policy anniversary nearest the insured's 65/th/ birthday is 2.25%.

  As shown, the rate we charge your policy is higher than the rate we credit the loaned portion of the Guaranteed Interest Account.

                                            Rate we credit the
                                            loaned portion of the
                           Loan Interest    Guaranteed Interest
                            Rate Charged         Account
                  Policy Current Guaranteed Current   Guaranteed
                  Years   Rates   Maximum    Rates     Maximum
                  1-10    2.75%     4.75%      2%         4%
                  11-16   2.50%     4.50%      2%         4%
                   16+    2.25%     4.25%      2%         4%

Conditional Charges
We impose some other charges only if certain events occur:

.. Partial Surrender Charge. We do not currently charge for partial surrenders, but we reserve the right to deduct up to 2% of the partial surrender amount up to a maximum of $25. We would begin to impose this charge if necessary to offset the costs associated with processing partial surrenders.


.. Transfer Charge. Currently we do not charge for transfers between investment options, however we reserve the right to charge up to $10 for each transfer in excess of two each calendar year. If we were to impose a transfer charge, it would be intended to recoup the cost of administering the transfer.


Other Charges

.. Other Tax Charges. Currently no charge is made to the Separate Account for federal income taxes that may be attributable to the Separate Account. We may, however, make such a charge in the future for these or any other taxes attributable to the Separate Account.

.. Fund Charges. As compensation for investment management services to the funds, the advisors to the funds are entitled to fees, based on an annual percentage of the average aggregate daily net asset values of each series. These fund charges and other expenses are described more fully in the respective fund prospectuses.

The Policy
--------------------------------------------------------------------------------

Contract Rights

Owner
The owner is the person who applies for the policy and who will generally make the choices that determine how the policy operates while it is in force. When we use the terms "you" or "your," in this prospectus, we are referring to the owner.

Insured
The insured is the person on whose life the policy is issued. You name this person in the application for the policy. The person to be insured must be at least 18 years old. The maximum ages we insure are:

..  85 for policies with full Underwriting;

..  70 for policies with Simplified Issue Underwriting; and

..  64 for policies with Guaranteed Issue Underwriting.

We may require that you provide evidence that the person to be insured is insurable. This could require a medical examination.

Beneficiary
The beneficiary is the person you name in the application to receive any death benefit. You may name different classes of beneficiaries, such as primary and secondary. These classes will set the order of payment.

Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before the insured dies by sending a written request to our VPMO. Generally, the change will take effect as of the date your request is signed. If no beneficiary is living when the person insured dies we will pay you the death benefit, unless you have given us other instructions; or, if you are no longer living, we will pay the death benefit to your estate.

Contract Limitations

Assignment
You may assign the policy. We will not be bound by such assignment until we receive a written copy of the assignment, nor will we be liable for any payment we make before then. We assume no responsibility for determining whether an assignment is valid.

Purchasing a Policy

Underwriting Procedures
We base our rates on the insured person's gender, attained age, underwriting type and risk class. We may require certain medical information in order to determine the risk class of the person to be insured. We are not permitted to consider gender as a factor in some states and under certain qualified plans.

The type of underwriting we provide for the case for which your policy is a part, could have an effect on the cost of insurance rates we assess on a policy. The types of underwriting we offer for these policies are:

..  Full Underwriting;

..  Simplified Issue Underwriting; and

..  Guaranteed Issue Underwriting.

We retain the right to refuse to process your application within seven days after we receive it. We retain the right to decline to issue your policy even if we have approved your application for processing. We will accept payment at the time the policy is issued.

Eligible Purchasers
You may purchase a policy on the life of any person provided you have an insurable interest in the life to be insured and the consent of the person to be insured.

Policy Availability
The policy will be issued on a "case" basis. A case usually has a sponsor, and usually contains multiple policies, though we may consider one person and one policy a case. You may exercise your ownership rights under the policy through the sponsoring organization or employer. Should your relationship with the sponsor end, you may then exercise your policy rights directly with us.

Minimum Death Benefit
The policy has a minimum death benefit in order to qualify as life insurance under current federal tax law.

You must choose between the two methods used to determine the minimum death benefit when you purchase the policy. Your choice is irrevocable:

1)The Cash Value Accumulation Test determines the minimum death benefit by multiplying the policy value by the minimum death benefit percentage. The percentages depend on age and gender.

2)The Guideline Premium Test determines the minimum death benefit as a percentage of policy value, but the percentage varies only with age.

Minimum Issue Premium
We generally require a minimum premium on a case basis of $100,000 for fully underwritten cases and $50,000 for simplified issue and guaranteed issue cases. There may be additional restrictions in some states.

Premium Payments

Corporate Edge is a flexible premium variable and fixed universal life insurance policy. It has a death benefit, cash surrender value and a loan privilege, as does a traditional fixed benefit whole life policy. The policy differs from a fixed benefit whole life policy, however, because you may allocate policy value to one or more investment options of the Separate Account or the Guaranteed Interest Account. Each investment option of the Separate Account, in turn, invests its assets exclusively in a portfolio of a fund. The policy value varies according to the investment performance of the investment portfolio to which policy value has been allocated.



The issue premium is due on the policy date. The insured must be alive when the issue premium is paid. We will not apply your initial premium payment before we approve you for coverage. If you submit the initial premium payment before we make a coverage determination, we will deposit your premium into a non-interest bearing account. You should deliver the issue premium payment to your registered representative, who will forward it to our underwriting department.



We will generally allocate the issue premium, less applicable charges, according to your instructions on the valuation date we approve you for coverage assuming we have received your completed application in good order. We may accept alternate instructions from you to prevent your policy from becoming a Modified Endowment Contract. For more information, refer to the section, "Federal Income Tax Considerations."



We reduce premium payments by the sales charge, state premium tax charge and deferred acquisition tax charge before we apply them to your policy. We will apply this net premium among your chosen investment options. We will buy any investment option units at the investment option unit values next calculated after we receive the premium. We establish maximum premium limits and may change them from time to time. You may make additional premium payments at any time. The minimum premium payment during a grace period is the amount needed to prevent policy lapse. At all other times the minimum acceptable payment is $100. You should send additional premium payments to VPMO


The policy will have a total premium limit determined by the definition of life insurance test chosen in the application. This limit is applied to the sum of all premiums paid under the policy. If the total premium limit is exceeded, the policy owner will receive the excess, with interest at an annual rate of not less than 3%, not later than 60 days after the end of the policy year in which the limit was exceeded. The policy value will then be adjusted to reflect the refund. To pay such refund, amounts taken from each investment option or the Guaranteed Interest Account will be done in the same manner as for monthly deductions. You may write to us and give us different instructions. The total premium limit may be exceeded if additional premium is needed to prevent lapse or if we subsequently determine that additional premium would be permitted by federal laws or regulations.


Policy Refund
Should you elect to return your policy under your right to cancel we will treat your policy as if we had never issued it. We will return the sum of the following as of the date we receive the returned policy:

1)the current policy value less any unpaid loans and loan interest; plus

2)any monthly deductions, partial surrender fees and other charges made under the policy.

General
--------------------------------------------------------------------------------

Postponement of Payments
We may postpone payment of surrenders, partial withdrawals, policy loan or death benefits in excess of the initial face amount under any of the following circumstances:

.. we may postpone for up to six months, payment for any transaction that depends on the value of the Guaranteed Interest Account;

.. we may postpone payment whenever the NYSE is closed other than for customary weekend and holiday closings, trading on the NYSE is restricted, on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day); or

.. when the SEC decides an emergency exists and the sale of securities or the determination of the value of securities in the Separate Account is not reasonably practicable.

Transfers also may be postponed under these circumstances.


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances require us to block a policy owner's ability to make certain transactions and, as a result, we may refuse to accept requests for transfers, withdrawals, surrenders or death benefits, until we are so instructed by the appropriate regulator. We may also be required to provide additional information about you and your policy to government regulators.


Optional Insurance Benefits (Riders)
You may elect additional benefits by selecting available riders under a policy. You may cancel these riders at any time. We may deduct a charge for each additional rider you choose. If you choose any of these riders, we will provide more details in the form of a rider attached to the policy. The following riders are currently available (if approved in your state). We may make additional riders available in future.

.. Cash Surrender Value Enhancement Benefit Rider. This rider can provide enhanced cash surrender values upon certain early duration surrenders. Additional restrictions apply. Most policies will not qualify for this rider.

.. Exchange of Insured Rider. This rider allows you to change the person insured by the policy. Subsequent charges for the policy will then be based on the new person insured by the policy. The policy's incontestability and suicide exclusion periods will begin anew from the date of the change.

You will be required to pay an exchange adjustment if the value of the policy prior to the exchange is insufficient to provide a positive value following the exchange.

Should the policy value be large enough to cause the death benefit to exceed the limitations for the new policy, we will use the excess policy value to reduce any outstanding loans, or return the excess in cash.

You may be required to pay back a portion of any outstanding loans in order that the loan value of the new policy is within our set limits.

Such a policy exchange does not qualify for tax deferral, therefore, you will be liable for taxes on any previously unrecognized gains in the policy.

.. Flexible Term Insurance Rider. This Rider allows you to purchase additional term insurance on the person insured under the policy. The term insurance face amount may not exceed ten times the initial base policy face amount. This rider is only available to those under the age of 100. We charge the applicable cost of insurance rates for the "net amount at risk" which is attributable to the rider's face amount.

Requests for Decrease in Face Amount
You may request a decrease in face amount at any time after the first policy year. Unless we agree otherwise, the decrease must be at least $10,000 and the face amount remaining after the decrease must be at least $50,000. All face amount decrease requests must be in writing and will be effective on the first monthly calculation day following the date we approve the request.

A decrease in face amount generally decreases the death benefit. A decrease in the death benefit could result in certain income tax consequences.

Partial Surrender and Decreases in Face Amount: Effect on Death Benefit
A partial surrender or a decrease in face amount generally decreases the death benefit. Upon a decrease in face amount or partial surrender, a partial surrender charge may be deducted from policy value based on the amount of the decrease or partial surrender. A decrease in face amount reduces the death benefit on the next monthly calculation day. A partial surrender reduces the death benefit immediately. A decrease in the death benefit may have tax consequences.

Increases in Face Amount
You may request that we increase the face amount of your policy after the first policy anniversary. You must make your request in writing and provide evidence of insurability.

We generally require a minimum increase of $25,000. The increase takes effect on the next policy anniversary.

We will increase the monthly cost of insurance deductions as a result of a face amount increase. Therefore, your cash surrender value must be sufficient to pay the monthly deduction or we will require an additional premium.

You will have a right to cancel the requested increase in face amount within the 45 days following the increase and you will receive a refund of the increased cost of insurance charges.

Please see the Statement of Additional Information for information regarding possible implications of a material change in the policy resulting from a face amount increase.

Surrenders
You may take a full or partial surrender of your policy at any time as long as the insured person is living and the policy is in force. The amount available for a full surrender will be the cash surrender value at the end of the valuation period during which we receive the surrender request. The cash surrender value will be the policy value reduced by any charges due and the amount of any outstanding loans plus any additional amounts provided by rider. We do not assess a surrender charge.

In order to request a full or partial surrender you must send a written request in a form satisfactory to us at our VPMO. We may also require you to submit your policy. A full or partial surrender will be effective as of the date we receive your written request, in good order.

We generally pay a surrendered amount within seven days of receiving your written request in good order. You may choose to receive a surrendered amount in a lump sum or you may apply it to any of our available payment options. We may postpone surrender payments under certain circumstances.

Partial Surrenders
You may receive a part of the policy's cash surrender value by requesting a partial surrender of the policy. The amount available for partial surrender is the policy value reduced by the amount of any outstanding loans and further reduced by any charges due. You must submit a written request to our VPMO. We may require you to return your policy before we make payment. A partial surrender will be effective on the date we receive your written request and the returned policy, if required. We reserve the right to charge a fee of up to 2% of the partial surrender amount up to a maximum of $25.

We do not normally permit partial surrenders of less than $500. We may require you to surrender the entire value allocated to an investment option if the partial surrender would result in a value below $500 in that investment option.

You may choose in what proportions we deduct the partial surrender amount from among your investment options. If you do not choose we will make the deductions in the same manner as for monthly deductions.

We will reduce your policy's cash value by the partial surrender amount paid and the partial surrender fee, if deducted.

Death Benefit
You choose your Death Benefit Option when you apply for your policy. If you do not choose an option, Death Benefit Option 1 will apply. You are permitted to change between Death Benefit Option 1 and Death Benefit Option 2. You may not change to or from Death Benefit Option 3. If you change from Death Benefit Option 1 to Death Benefit Option 2, the face amount will be decreased by the Policy Value, and if you change from Death Benefit Option 2 to Death Benefit Option 1, the face amount will be increased by the Policy Value.

                               Value we apply to payment option
          Death Benefit The greater of (a) or (b) where:
          Option 1      (a)is the policy's face amount; and
                        (b)is the minimum death benefit in effect
                           on the date of death.

          Death Benefit The greater of (a) or (b), where:
          Option 2      (a)is equal to the policy's face amount on
                           the date of death plus the policy value;
                           and
                        (b)is the minimum death benefit in effect
                           on the date of death.

          Death Benefit The greater of (a), (b), or (c), where:
          Option 3      (a)is equal to the policy's face amount as
                           of the date of death plus the sum of all
                           premiums minus withdrawals,
                        (b)is equal to the policy's face amount on
                           the date of death; and
                        (c)is the minimum death benefit in effect
                           on the date of death.

Loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit.

Payment of Proceeds
--------------------------------------------------------------------------------

Surrender and Death Benefit Proceeds
We will process death benefits and full or partial surrenders at unit values next computed after we receive the written request for surrender or due proof of death, provided the request is complete and in good order. Payment of surrender or death proceeds usually will be made in one lump sum within seven days, unless another payment option has been elected. Payment of the death proceeds, however, may be delayed if the claim for payment of the death proceeds needs to be investigated in order to ensure payment of the proper amount to the proper payee. Any such delay will not be beyond that reasonably necessary to investigate such claims consistent with insurance practices customary in the life insurance industry.

You may elect a payment option for payment of the death proceeds to the beneficiary. You may revoke or change a prior election, unless such right has been waived. The beneficiary may make or change an election before payment of the death proceeds, unless you have made an election that does not permit such further election or changes by the beneficiary.

A written request in a form satisfactory to us is required to elect, change or revoke a payment option.

The minimum amount of surrender or death proceeds that may be applied under any payment option is $1,000.

If you assigned the policy as collateral security, we will pay any amount due the assignee in one lump sum. We will then pay any remaining proceeds under the selected payment option.

Payment Amount
We will make a death benefit payment based on the death benefit option in effect at the time. The amount available for a full surrender or as a death benefit is the policy value reduced by any outstanding loans and by any charges due plus any additional amounts provided by rider. A partial surrender must be at least $500.

Payment Options
You may apply all or part of the surrender or death proceeds of a policy under one or more of the following payment options. We may offer other payment options or alternative versions of these options in future. Your policy will have more information about the payment options.

Payment Option 1--Lump Sum
We pay all proceeds as one sum.

Payment Option 2--Left to Earn Interest
We pay interest on the principal for the beneficiary's lifetime. We guarantee an annual interest rate of at least 3%.

Payment Option 3--Payment for a Specific Period
We pay equal installments for a specified period whether the payee lives or dies. We make the first payment on the date of settlement. We guarantee an annual assumed interest rate on the unpaid balance of at least 3%.

Payment Option 4--Life Annuity with Specified Period Certain
We will pay equal installments for the specified period certain, and continue to make payments as long as the payee lives. There is a choice of three period certains:

..  10 years; or

..  20 years; or

..  until the installments paid refund the amount applied under this option.

If the payee is not living when the final payment falls due, that payment will be limited to the amount which needs to be added to the payments already made to equal the amount applied under this option.

If, for the age of the payee, a period certain is chosen that is shorter than another period certain paying the same installment amount, we will consider the longer period certain as having been elected.

We use an annual interest rate of 3 3/8% to compute payments for any life annuity with a period certain of less than 20 years. We use an annual interest rate of 3 1/4% to compute payments for any life annuity with a period certain of 20 years or more.

Payment Option 5--Life Annuity
We pay equal installments to the payee for life beginning on the date of settlement. When the payee dies we will make no more payments of any kind. We will use a guaranteed annual interest rate of at least 3 1/2% to compute payments under this option.

Payment Option 6--Payments of a Specified Amount
We pay equal installments out of the principal and interest on that principal until the principal remaining is less than the amount of the installment. We then make a final payment of the remaining principal and interest. We pay the first installment on the date of settlement. Payments will include interest on the remaining principal at a guaranteed annual rate of at least 3%. We will credit interest at the end of each year. Should the interest credited at the end of the year exceed the income payments made in the preceding 12 months, we will pay the excess in one sum.

Payment Option 7--Joint Survivorship Annuity with 10-year Period Certain
We pay equal installments beginning on the settlement date for a minimum of ten years continuing thereafter as long as either payee is alive. Should both payees die before the 10-year period certain ends, we will make the remaining payments to their beneficiaries.

The younger payee must be at least 40 years old. We will use a guaranteed annual interest rate of at least 3 3/8% to compute payments under this option.

Transfer of Policy Value
--------------------------------------------------------------------------------

Internet, Interactive Voice Response and Telephone Transfers

You may transfer your policy value among the available investment options and make changes to your premium payment allocations by Internet, Interactive Voice Response ("IVR") or telephone. You may write to VPMO or call VULA between the hours of 8:30 AM and 4:00 PM, Eastern Time. (The appropriate address and telephone number are on page 1.) The Company may discontinue any of these options and may provide other options at any time.


We will execute a written request the day we receive it at VPMO. We will execute transfers on the day you make the request except as noted below.

We do not charge for transfers at this time. However, we reserve the right to charge a fee of $10 for each transfer after your first two transfers in a policy year. Should we begin imposing this charge, we would not count transfers made under a Systematic Transfer Program toward the two-transfer limit. For more information, see "Disruptive Trading and Market Timing."

You may permit your registered representative to submit transfer requests on your behalf.

PLAC and Phoenix Equity Planning Corporation ("PEPCO"), our national distributor, will use reasonable procedures to confirm that transfer instructions are genuine. We require verification of account information and will record telephone instructions on tape. You will receive written confirmation of all transfers. PLAC and PEPCO may be liable for following unauthorized instructions if we fail to follow our established security procedures. However, you will bear the risk of a loss resulting from instructions entered by an unauthorized third party that PLAC and PEPCO reasonably believe to be genuine.

We may modify or terminate your transfer and allocation privileges at any time. You may find it difficult to exercise these privileges during times of extreme market volatility. In such a case, you should submit your request in writing.

Transfer Restrictions
We do not permit transfers of less than $500 unless either:


..  the entire balance in the investment option or the Guaranteed Interest
   Account is being transferred; or


..  the transfer is part of a Systematic Transfer Program.


We reserve the right to prohibit a transfer to any investment option if the value of your investment in that investment option immediately after the transfer would be less than $500. We further reserve the right to require that the entire balance of an investment option or the Guaranteed Interest Account be transferred if the value of your investment in that investment option immediately after the transfer, would be less than $500.


You may make only one transfer per policy year from the non-loaned portion of the Guaranteed Interest Account unless the transfers are made as part of a Systematic Transfer Program or unless we agree to make an exception to this rule. The amount you may transfer is limited to the greatest of $1,000 or 25% of the value of the non-loaned portion of the Guaranteed Interest Account. You may transfer policy value into the Guaranteed Interest Account at any time.

Market Timing and Other Disruptive Trading
--------------------------------------------------------------------------------


We discourage market timing activity, frequent transfers of policy value among investment options and other activity determined to be "Disruptive Trading", as described below. Your ability to make transfers among investment options under the policy is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege constitutes "Disruptive Trading" that may disadvantage or potentially harm the rights or interests of other policy owners.



"Disruptive Trading" includes, but is not limited to: frequent purchases, redemptions and transfers; transfers into and then out of an investment option in a short period of time; and transfers of large amounts at one time. The risks and harmful effects of Disruptive Trading include:



.. dilution of the interests of long-term investors in an investment option, if market timers or others transfer into or out of the investment option rapidly in order to take advantage of market price fluctuations;


.. an adverse affect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and

..  increased brokerage and administrative expenses.

To protect our policy owners and the underlying funds from Disruptive Trading, we have adopted certain policies and procedures.


Under our Disruptive Trading policy, we can modify your transfer privileges for some or all of the investment options. Modifications include, but are not limited to, not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any investment option at any one time. Unless prohibited by the terms of your policy, we may (but are not obligated to):


.. limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),


.. restrict the method of making a transfer (e.g., require that all transfers into a particular investment option be sent to our Service Center by first class U.S. mail and/or rescind telephone, internet, IVR or fax transfer privileges),



.. require a holding period for some investment options (e.g., prohibit transfers into a particular investment option within a specified period of time after a transfer out of that investment option),


.. impose redemption fees on short-term trading (or implement and administer redemption fees imposed by one or more of the underlying funds), or

..  impose other limitations or restrictions.

Currently, we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency of a policy owner's transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other policies owned by or under the control or influence of the same individual or entity. We currently review transfer activity on a regular basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.

Because we reserve discretion in applying these policies, they may not be applied uniformly. However, we will to the best of our ability apply these policies uniformly. Consequently, there is a risk that some policy owners could engage in Disruptive Trading while others will bear the effects of their activity.

Currently, we attempt to detect Disruptive Trading by monitoring activity for all policies. Possible Disruptive Trading activity may result in our sending a warning letter advising the owner of our concern. Regardless of whether a warning letter is sent, once we determine that Disruptive Trading activity has occurred, we may revoke the owner's right to make Internet and Interactive Voice Response (IVR) transfers. We will notify policy owners in writing (by mail to their address of record on file with us) if we limit their trading.

We have adopted these policies and procedures as a preventative measure to protect all policy owners from the potential affects of Disruptive Trading, while recognizing the need for policy holders to have available reasonable and convenient methods of making transfers that do not have the potential to harm other policy owners.

We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, IVR, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

We cannot guarantee that our monitoring will be 100% successful in detecting and restricting all transfer activity that constitutes Disruptive Trading. Moreover, we cannot guarantee that revoking or limiting a policy owner's Internet, IVR, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be. Because we may not be able to detect or deter all Disruptive Trading and because some of these funds are available through other insurance companies, some policy owners may be treated differently than others, resulting in the risk that some policy owners could engage in Disruptive Trading while others will bear the effects of their activity.


Orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. Phoenix has entered into information sharing agreements with the underlying funds of this variable life insurance product as required by Rule 22c-2 of the Investment Company Act of 1940. The purpose of the information sharing is to provide information to the underlying funds so that they can monitor, warn, and restrict policyholders who may be engaging in disruptive trading practices as determined by the underlying funds. We reserve the right to reject, without prior notice, any transfer request into any investment option if the purchase of shares in the corresponding underlying fund is not accepted for any reason.



We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement.


We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our Disruptive Trading policy.

Systematic Transfer Programs
--------------------------------------------------------------------------------

You may elect a systematic transfer program that we offer under the policy. We reserve the right to change, eliminate or add optional programs subject to applicable laws.


We base transfers under a Systematic Transfer Program on the investment option values on the first day of the month following our receipt of your transfer request. Should the first day of the month fall on a holiday or weekend, we will process the transfer on the next business day. You may have only one program in effect at a time.


Asset Rebalancing Program

Under this program, we transfer policy value among the investment options to match your chosen allocation percentages. You can choose to have us make these transfers monthly, quarterly, semi-annually or annually. We do not permit transfers to or from the Guaranteed Interest Account.



You may start or discontinue this program at any time by submitting a written request to the VPMO (see page one). The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. The Asset Rebalancing Program is not available while the Dollar Cost Averaging Program is in effect. We do not charge for this program.


Dollar Cost Averaging Program

Under this program, you can allocate initial or subsequent premium to one of the investment options or the Guaranteed Interest Account (a "source account") and periodically we will make transfers from the source account you designate to one or several of the available investment options ("target investment options"). You choose to make these transfers monthly, quarterly, semiannually or annually. The minimums you may transfer from the source account are:


 .  $25 monthly                         . $150 semiannually
 .  $75 quarterly                       . $300 annually

You must have at least $1,000 in the source account to begin a Dollar Cost Averaging Program. Should the value in the source account fall below the transfer amount, we will transfer the remaining balance and end the program. Transfers must be made in approximately equal amounts over a minimum of 18 months. The Dollar Cost Averaging Program is not available if you invest through a bank draft program.


You may start or discontinue this program at any time by submitting a written request to the VPMO (see page one). Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market. The Dollar Cost Averaging Program is not available while the Asset Rebalancing Program is in effect. We do not charge for this program.



Policy Loans
--------------------------------------------------------------------------------

You may generally borrow up to 90% of your policy value less any outstanding debt. We will count any outstanding loans and loan interest toward that 90% limit. We do not generally allow loans of less than $500.


Policy value for loaned amounts increases at the rate we credit the loaned portion of the Guaranteed Interest Account, whereas non-loaned policy value varies with the investment performance of the chosen investment options or at the rate we credit the non-loaned portion of the Guaranteed Interest Account. Loans can also reduce your policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit. The policy's cash value available for withdrawal is also reduced by the amount of any outstanding loans and loan interest.


When you take a loan, we will take an amount equal to the loan from your investment options as collateral and deposit it to the "loaned portion" of the Guaranteed Interest Account. You may instruct us how to withdraw policy value from your investment options for deposit to the loaned portion of the Guaranteed Interest Account. If you do not instruct us, we will make the withdrawal in the same manner as for monthly deductions.

We charge interest on the loan at the annual rates given below until the policy anniversary nearest the insured's 65/th/ birthday, compounded daily and payable in arrears:

                                            Rate we credit the
                                            loaned portion of the
                           Loan Interest    Guaranteed Interest
                            Rate Charged         Account
                         -----------------  --------------------
                  Policy Current Guaranteed Current   Guaranteed
                  Years   Rates   Maximum    Rates     Maximum
                  1-10    2.75%     4.75%      2%         4%
                  11-16   2.50%     4.50%      2%         4%
                  16+     2.25%     4.25%      2%         4%

The loan interest rate in effect after the policy anniversary nearest the insured's 65/th/ birthday is 2.25%.


At the end of each policy year, all interest due will be treated as a new loan and will be offset by a transfer from your investment options and the non-loaned portion of the Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account.


We credit the loaned portion of the Guaranteed Interest Account with interest at an effective annual rate of 2%, compounded daily and payable in arrears. At the end of each policy year, or when you repay a loan, the interest credited to the loaned portion of the Guaranteed Interest Account will be transferred to the non-loaned portion of the Guaranteed Interest Account.

You may repay a loan at any time as long as the policy is in force and at least one insured person is living. We apply loan repayments first to pay any outstanding loan interest. We then apply any remaining amount to reduce the loaned portion of the Guaranteed Interest Account and correspondingly increase the non-loaned portion of the Guaranteed Interest Account. If you make a loan repayment that exceeds the remaining loan interest and loan balance, we will treat the excess as a premium payment.

We will use any loan repayment we receive during a grace period first to pay any overdue monthly deductions. We will then apply any remaining balance to reduce loan interest and any loans.

We will apply any payment we receive while you have outstanding loans to reduce loan interest and the loans, unless you designate it as a premium payment.

Failure to repay a policy loan or to pay loan interest will not terminate the policy unless your policy's cash surrender value becomes insufficient to maintain the policy in force.

The proceeds of policy loans may be subject to federal income tax under some circumstances.

A policy loan will have a permanent effect on the policy value because the investment results of the loaned portion of the Guaranteed Interest Account will differ from that of investment options. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. Outstanding loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit. The policy's cash value available for withdrawal is also reduced by the amount of any outstanding loans and loan interest.

Lapse and Reinstatement
--------------------------------------------------------------------------------

Payment of the issue premium, no matter how large or the payment of additional premiums will not guarantee the policy will remain in force. If you take a partial surrender or a policy loan, it could negatively affect the policy value, and therefore increase the risk of policy lapse.

If, on any monthly calculation day, the policy value, less any outstanding debt, is less than the monthly deduction, we will allow a grace period of 61 days during which you must pay an amount equal to three times the required monthly deduction to prevent the policy from lapse.

If you fail to make the required payment before the 61-day grace period ends, the policy will lapse and expire without value. We will mail you notice at least 30 days before any potential lapse will occur. If your policy lapses, it may not be reinstated.


The policy will remain in force during the grace period however, we will not permit any investment option transfers, loans, full or partial surrenders. We apply any premium payment we receive during the grace period, less the premium expense charge, to first pay any monthly deductions due during the grace period. We will apply any excess premium according to your current premium allocation schedule.


The death benefit during the grace period is equal to the death benefit immediately before the grace period begins.

Federal Income Tax Considerations
--------------------------------------------------------------------------------

Introduction
This discussion is general in nature and is not intended as income tax advice. We make no attempt to consider any estate and inheritance taxes, or any state, local or other tax laws. Because this discussion is based upon our understanding of federal income tax laws as they are currently interpreted, we cannot guarantee the income tax status of any policy. The Internal Revenue Service ("IRS") makes no representation regarding the likelihood of continuation of current federal income tax laws, U.S. Treasury regulations or of the current interpretations. We reserve the right to make changes to the policy to assure that it will continue to qualify as a life insurance contract for federal income tax purposes.


The ultimate effect of federal income taxes on values under the Separate Account and on the economic benefit to you or your beneficiary depends on our income tax status and upon the income tax status of the policy owner. Policy owners should consult their own independent tax advisors for advice and information relating to their particular tax situation.


Income Tax Status
We are taxed as a life insurance company under the Internal Revenue Code of 1986 (the "Code"), as amended. For federal income tax purposes, neither the Separate Account nor the Guaranteed Interest Account is a separate entity from Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company and their operations form a part of the companies.

Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the value of the Separate Account. Investment income of the Separate Account, including realized net capital gains, is not taxed to us. Due to our income tax status under current provisions of the Code, no charge currently will be made to the Separate Account for our federal income taxes which may be attributable to the Separate Account. We reserve the right to make a deduction for taxes if our federal income tax treatment is determined to be other than what we currently believe it to be, if changes are made affecting the income tax treatment to our variable life insurance contracts, or if changes occur in our income tax status. If imposed, such charge would be equal to the federal income taxes attributable to the investment results of the Separate Account.

Policy Benefits


Tax Treatment as Life Insurance


In order to be treated as life insurance for federal income tax purposes, the policy must meet certain requirements. If these requirements are met, the death benefits are generally received without federal income tax and the earnings on the policy are not subject to federal income tax until withdrawn. These requirements include definitional tests and rules for diversification of the policy's investments (described below).



There are two definitional tests for life insurance in the Internal Revenue
Code: (1) Cash Value Accumulation Test, and (2) Guideline Premium Test. The selection of the tests is made at issue and cannot be changed thereafter. The choice of test is dependent on several factors, including the insured's age at issue and intention of the owner concerning policy funding patterns. If this policy permits the policy owner to select the applicable test, this selection must be made at issue.



Under the Cash Value Accumulation Test, there must, at all times, be a minimum ratio of death benefit to cash value. Compliance with the test is based on the policy design at issue. The premiums permitted under this test are based on the death benefit, age and characteristics of the insured and types of riders on the policy.



Under the Guideline Premium Test, there is a limit as to the amount of premium that can be paid into the policy in relation to the death benefit. The initial premium limit is based on the death benefit, age and characteristics of the insured and types of riders on the policy. The actual premium limits each year will depend on the amount of premiums paid in a prior year. In addition to this premium test, there is also a minimum ratio of death benefit to cash value under the Cash Value Corridor. This Corridor looks to the age of the insured and the cash value each year and may require periodic adjustments in death benefit for compliance. In general, the death benefit required under this test is lower in the early years than that under the Cash Value Accumulation Test.


Death Benefit Proceeds

The policy, whether or not it is a modified endowment contract (see "Modified Endowment Contracts"), should be treated as meeting the definition of a life insurance contract for federal income tax purposes under Section 7702 of the Code. As such, the death benefit proceeds thereunder should be excludable from the gross income of the beneficiary under Code Section 101(a)(1) unless there has been a transfer for valuable consideration or unless the specific requirements relating to Business and Corporate-Owned Policies are not met (see "Business and Corporate-Owned Policies"). Also, a policy owner should not be considered to be in constructive receipt of the cash value, including investment income. However, see the sections below on possible taxation of amounts received under the policy, via full surrender, partial surrender or loan. In addition, it is possible that the IRS may consider a benefit paid under a Living Benefits Rider as taxable income in the year of receipt.



As described above, Code Section 7702 imposes certain conditions with respect to premiums received under a policy. We monitor the premiums to assure compliance with such conditions. However, if the premium limitation is exceeded during the year, we may return the excess premium, with interest, to the policy owner within 60 days after the end of the policy year, and maintain the qualification of the policy as life insurance for federal income tax purposes.


Full Surrender
Upon full surrender of a policy for its cash value, the excess, if any, of the cash value (unreduced by any outstanding indebtedness) over the premiums paid will be treated as ordinary income for federal income tax purposes. The full surrender of a policy that is a modified endowment contract may result in the imposition of an additional 10% tax on any income received.

Partial Surrender

If the policy is classified as a modified endowment contract, partial surrenders and other distributions are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on modified endowment contracts below. If the policy is not a modified endowment contract, partial surrenders are generally not taxable. There are situations, however, in which a partial surrender, accompanied by a reduction in death benefits can result in current taxation. Under Code
Section 7702(f)(7), where a reduction in death benefits occurs during the first 15 years after a policy is issued and there is a cash distribution associated with that reduction, the policy owner may be taxed on all or a part of that amount distributed. A reduction in death benefits may result from a partial surrender. After 15 years, the proceeds will not be subject to tax, except to the extent such proceeds exceed the total amount of premiums paid but not previously recovered. We suggest you consult with your tax advisor in advance of a proposed decrease in death benefits or a partial surrender as to the portion, if any, which would be subject to tax, and in addition as to the impact such partial surrender might have under the rules affecting modified endowment contracts. The benefit payment under the Living Benefits Rider is not considered a partial surrender.


Loans
We believe that any loan received under a policy will be treated as your indebtedness. If the policy is a modified endowment contract, loans are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on modified endowment contracts. If the policy is not a modified endowment contract, we believe that no part of any loan under a policy will constitute income to you as long as the policy remains in force.


The deductibility by a policy owner of loan interest under a policy is limited under Code Section 264. In most cases, there is no interest deduction permitted, although in limited circumstances, a current deduction may be permitted. We suggest you consult with your tax advisor to determine that amount, if any, of your policy loan interest that may be deductible.





Business and Corporate-Owned Policies


If the policy is owned by an entity engaged in a trade or business, there are Internal Revenue Code provisions that apply to the tax treatment of premiums, policy loan interest, contract earnings and death benefits. No deduction is permitted for premiums paid if the policy owner is a beneficiary under the contract. With limited exceptions, no deduction is allowed for interest paid or accrued on any policy loan. An interest deduction disallowance rule on non-policy interest (e.g., interest relating to a different investment) paid or incurred by the owner may also apply in the case of a policy insuring the life of an individual who is not an owner of the policy owner, or an officer, director, or employee of the policy owner's business.



Death benefits may be subject to income tax unless (1) specified notice and consent provisions are met and (2) criteria are satisfied concerning the relationship between the insured and policy owner or the insured and the death benefits. The policy owner is solely responsible for ensuring that the notice and consent requirements and additional statutory criteria are satisfied. As required by the Internal Revenue Service, the policy owner must also comply with any required annual reporting and recordkeeping requirements. In addition, for certain corporate policy owners, the death benefits and policy earnings may be subject to tax under the corporate alternative minimum tax.




Modified Endowment Contracts

General

A life insurance policy is tested under the "7-pay test" of Code Section 7701A to determine if it is a modified endowment contract "MEC". This test is designed to distinguish policies that have more investment orientation from policies which are less investment oriented. Under this test, there is a premium limit that applies for the first 7 years of the policy and for 7 years after a material change to the policy. If the policy is classified as a MEC, there is no change to the terms of the policy; however, the tax treatment of loans, distributions and decreases is changed from the treatment for non-MEC policies. For a MEC, loans and other distributions will, in general, be taxed to the extent of accumulated income (generally, the excess of cash value over premiums paid).



We will modify your premium payments to determine if the premium paid will exceed the 7-pay limit. If such a payment occurs, we will remove the excess premium from your policy to reverse MEC status and offer you the opportunity to have the excess amounts reapplied. Premiums paid during a policy year but which are removed from the policy, with interest if any, within 60 days after the end of the policy year will be excluded from the 7-pay test. If you chose to have the premiums reapplied to your policy during the same policy year and your policy becomes a MEC, the MEC status cannot be reversed. A life insurance policy received in exchange for a modified endowment contract will be treated as a modified endowment contract.




Reduction in Benefits During the First Seven Years

If, during the first seven contract years, there is a reduction in death benefits or reduction or elimination of any Optional Insurance Benefits previously elected, the 7-pay test is recalculated assuming the lowered death benefits. This recalculation is retroactive back to the beginning of the policy and each premium actually paid is tested against the recalculated limit.


Distributions Affected

If a policy fails to meet the 7-pay test, it is considered a modified endowment contract only as to distributions in the year in which the test is failed and all subsequent policy years. However, distributions made in anticipation of such failure (defined as specifically including distributions made within two years prior to such failure) are considered distributions under a modified endowment contract.


Penalty Tax

Any amounts taxable under the modified endowment contract rule will be subject to an additional 10% excise tax, except for distributions that are:


..  made on or after the taxpayer attains age 59 1/2;

..  attributable to the taxpayer's disability (within the meaning of Code
   Section 72(m)(7)); or

.. part of a series of substantially equal periodic payments (not less often than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his beneficiary.

Material Change Rules

Any determination of whether the policy meets the 7-pay test will begin again any time the policy undergoes a "material change," which includes any increase in death benefits or any increase in or addition of a qualified additional benefit, except for an increase that is attributable to premiums paid "necessary to fund" the lowest death benefit and qualified additional benefits payable in the first seven policy years or to the crediting of interest or dividends with respect to these premiums.




A material change may occur at any time during the life of the policy (within the first seven years or thereafter), and future taxation of distributions or loans would depend upon whether the policy satisfied the applicable 7-pay test from the time of the material change. An exchange of policies is considered to be a material change for all purposes.

Serial Purchase of Modified Endowment Contracts

All modified endowment contracts issued by the same insurer (or affiliated companies of the insurer) to the same policy owner within the same calendar year will be treated as one modified endowment contract in determining the taxable portion of any loans or distributions made to the policy owner.


Limitations on Unreasonable Mortality and Expense Charges
The Code imposes limitations on unreasonable mortality and expense charges for purposes of ensuring that a policy qualifies as a life insurance contract for federal income tax purposes. The mortality charges taken into account to compute permissible premium levels may not exceed those charges required to be used in determining the federal income tax reserve for the policy, unless U.S. Treasury regulations prescribe a higher level of charge. In addition, the expense charges taken into account under the guideline premium test are required to be reasonable, as defined by the U.S. Treasury regulations. We will comply with the limitations for calculating the premium we are permitted to receive from you.

Qualified Plans
A policy may be used in conjunction with certain qualified plans. Since the rules governing such use are complex, you should not use the policy in conjunction with a qualified plan until you have consulted a pension consultant or income tax advisor.

Diversification Standards

To comply with the Diversification Regulations under Code Section 817(h), ("Diversification Regulations") each contract is required to be adequately diversified. Through the use of separate accounts, a contract can satisfy the diversification requirements as long as on the last day of each calendar quarter the separate account's assets be invested in no more than:


..  55% in any one investment

..  70% in any two investments

..  80% in any three investments

..  90% in any four investments

A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Separate Account; therefore, each series will be tested for compliance with the percentage limitations. For purposes of these diversification rules, all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer.



We intend to comply with the Diversification Regulations to assure that the policies continue to qualify as a life insurance contract, for federal income tax purposes.

Owner Control

For variable contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate Account Values from one fund of the separate account to another but you specifically cannot direct the investments each fund makes. If you have too much "investor control" of the assets supporting the separate account funds, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.


In 2003, the IRS in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.


The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this contract, like the contracts described in the Revenue Ruling, there is no arrangement, plan, contract, or agreement between the contract owner and the company regarding the availability of a particular investment option and, other than the contract owner's right to allocate premium payments and transfer funds among the available investment options, all investment decisions concerning the investment options will be made by us or an advisor in its sole and absolute discretion.

At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance. Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment, the company reserves the right to modify the contract to the extent required to maintain favorable tax treatment.


Change of Ownership or Insured or Assignment

Changing the policy owner or the insured or an exchange or assignment of the policy may have tax consequences depending on the circumstances. Code
Section 1035 provides that a life insurance contract can be exchanged for another life insurance contract, without recognition of gain or loss, assuming that no money or other property is received in the exchange, and that the policies relate to the same insured. If the surrendered policy is subject to a policy loan, this may be treated as the receipt of money on the exchange. We recommend that any person contemplating such actions seek the advice of an income tax advisor.


Other Taxes
Federal estate tax, state and local estate, inheritance and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. We do not make any representations or guarantees regarding the tax consequences of any policy with respect to these types of taxes.

Withholding

We are required to withhold federal income taxes on the taxable portion of any amounts received under the policy unless you elect to not have any withholding or in certain other circumstances. You are not permitted to elect out of withholding if you do not provide a social security number or other taxpayer identification number. Special withholding rules apply to payments made to nonresident aliens. You are liable for payment of federal income taxes on the taxable portion of any amounts received under the policy. You may be subject to penalties if your withholding or estimated tax payments are insufficient. In 2004, the Department of Treasury ruled that income received by residents of Puerto Rico under a life insurance policy issued by a United States company is U.S.-source income that is subject to United States Federal income tax. See Rev. Rul. 2004-74, 2004-31 I.R.B. 109. This ruling is also understood to apply to other nonresident alien policyholders.


The Phoenix Companies, Inc. - Legal Proceedings about Company Subsidiaries
--------------------------------------------------------------------------------

We are regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming us as a defendant ordinarily involves our activities as an insurer, investor, investment advisor or taxpayer. It is not feasible to predict or determine the ultimate outcome of all legal or arbitration proceedings or to provide reasonable ranges of potential losses. We believe that the outcomes of our litigation and arbitration matters are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation and arbitration, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operations or cash flows in particular quarterly or annual periods.


State regulatory bodies, the Securities and Exchange Commission, or SEC, the Financial Industry Regulatory Authority, or "FINRA" (formerly known as the National Association of Securities Dealers, Inc., or NASD), and other regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with, among other things, insurance laws and securities laws. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted.





In 2005, the Boston District Office of the SEC conducted a compliance examination of certain of PNX's affiliates that are registered under the Investment Company Act of 1940 or the Investment Advisers Act of 1940. Following the examination, the staff of the Boston District Office issued a deficiency letter primarily focused on perceived weaknesses in procedures for monitoring trading to prevent market timing activity. The staff requested PNX to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether PNX believes reimbursement is necessary or appropriate under the circumstances. A third party was retained to assist PNX in preparing the analysis. Based on this analysis, PNX advised the SEC that it does not believe that reimbursement is appropriate.


Over the past several years, a number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office. While no such action has been initiated against us, it is possible that one or more regulatory agencies may pursue this type of action against us in the future.


Financial services companies have also been the subject of broad industry inquiries by state regulators and attorneys general which do not appear to be company-specific.




These types of regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. While it is not feasible to predict or determine the ultimate outcome of all pending inquiries, investigations, legal proceedings and other regulatory actions, or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these actions and the inherent unpredictability of regulatory matters, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operation or cash flows in particular quarterly or annual periods.

Financial Statements
--------------------------------------------------------------------------------


The financial statements of Phoenix Life and Annuity Variable Universal Life Account as of December 31, 2007 and the results of its operations and the changes in its net assets for each of the periods indicated and the financial statements of Phoenix Life and Annuity Company as of December 31, 2007 and 2006, and for each of the three years in the period ended December 31, 2007 are contained in the Statement of Additional Information, which you can get free of charge by calling the toll free number given on page one. The financial statements of Phoenix Life and Annuity Company included herein should be considered only as bearing upon the ability of Phoenix Life and Annuity Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Separate Account or on Guaranteed Interest Account rates that we credit during a guarantee period.


Distribution
--------------------------------------------------------------------------------

The Company has appointed PEPCO to serve as the principal underwriter and distributor of the securities offered through this prospectus, pursuant to the terms of a distribution agreement. PEPCO, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable life insurance policies and variable annuity contracts issued by the Company and its affiliated companies. The Company reimburses PEPCO for expenses PEPCO incurs in distributing the policies (e.g., commissions payable to retail broker-dealers who sell the policies). PEPCO does not retain any fees under the policies; however, PEPCO may receive 12b-1 fees from the funds.


PEPCO's principal executive offices are located at 56 Prospect Street, Hartford, Connecticut 06103. PEPCO is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority, or FINRA.



PEPCO and the Company enter into selling agreements with broker-dealers who are registered with the SEC and are members of the FINRA, and with entities that may offer the Policies but are exempt from registration. Applications for the Policy are solicited by registered representatives who are associated persons of such broker-dealer firms. Those representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable life insurance products. The Company intends to offer the policy in all jurisdictions where it is licensed to do business and where the policy is approved. The policies are offered on a continuous basis.


Compensation. Broker-dealers having selling agreements with PEPCO and the Company are paid compensation for the promotion and sale of the policies. Registered representatives who solicit sales of the policy typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representatives. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.

Compensation paid on the policies, as well as other incentives or payments, is not assessed as an additional direct charge to policy owners or the Separate Account. Instead, you pay for sales and distribution expenses through overall charges and fees assessed under your policy. For example, front end sales charges, per thousand sales loads, and /or any profits the Company may realize through assessing the mortality and expense risk charge under your policy may be used to pay for sales and distribution expenses. We may also pay for sales and distribution expenses out of any payments the Company or PEPCO may receive from the funds for providing administrative, marketing and other support and services to the funds.

The amount and timing of overall compensation, which includes both commissions and the additional compensation as outlined below, may vary depending on the selling and other agreements in place. The additional compensation or reimbursement we pay to certain broker-dealers may be paid in the form of flat fees. However, these payments may be represented as a percentage of expected premium payments. Sales commissions will be paid to registered representatives on purchase payments we receive under these policies. Phoenix will pay a maximum total sales commission of up to 112% of target premium payments in the first policy year, up to 20% of excess target premium payments in the first policy year, up to 20% of target premium payments in the following policy years, and asset based fees of up to 0.25% of policy value in the following policy years.

Percentage of Premium Payment. We generally pay compensation as a percentage of premium payments invested in the policy ("commissions"). In addition, we pay periodic asset-based commission based on all or a portion of the policy value. The amount of commissions we pay may vary depending on the selling agreement.


Promotional Incentives and Payments. To the extent permitted by FINRA rules and other applicable laws and regulations, PEPCO may pay or allow other promotional incentives or payments in the firm of cash or other compensation.



Preferred Distribution Arrangements. The Company and PEPCO have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and PEPCO pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. The payments are made from the Company's general assets and they may be significant. The broker-dealer may realize a profit on these payments. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.


These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on: aggregate, net or anticipated sales of the policies; total assets attributable to sale of the policies by registered representatives of the broker-dealer firm; the length of time that a policy owner has owned the policy; meeting certain sales thresholds; and/or actual or anticipated overhead expenses incurred by the broker-dealer firms in offering the policies and other variable insurance products offered by the Company or its affiliates. Compensation under these arrangements may be in the form of one-time or periodic lump sum payments. The company and PEPCO have entered into such arrangements with State Farm VP Management Corporation, Merrill Lynch, Pierce, Fenner & Smith, Inc., Wachovia Securities, Woodbury Securities, AXA Network, A.G. Edwards & Sons, Inc., LPL Financial Services and certain of its affiliates, National Financial Partners, FFR Financial and Insurance Services, and Crump Group, Inc.

APPENDIX A - Investment Options
--------------------------------------------------------------------------------



                   Fund Name                                      Investment Objective
AIM V.I. Capital Appreciation Fund               Growth of capital












--------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund/ 1,3/                  Growth of capital












--------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund/ 1,3/          Long term growth of capital












--------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio    Long term capital appreciation
(formerly Alger American Leveraged AllCap
Portfolio)/ 1,3/
--------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                         Seeks to replicate, as closely as possible, before the
                                                 deduction of expenses, the performance of the
                                                 Standard & Poor's 500 Composite Stock Price Index,
                                                 which emphasizes stocks of large U.S. companies
--------------------------------------------------------------------------------------------------------
DWS Small Cap Index VIP                          Seeks to replicate, as closely as possible, before the
                                                 deduction of expenses, the performance of the Russell
                                                 2000(R) Index, which emphasizes stocks of small US
                                                 companies.
--------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II Current income by investing primarily in a diversified portfolio of U.S. government and government agency
                                                 securities
--------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II               High current income by investing primarily in a
                                                 professionally managed, diversified portfolio of high
                                                 yield, lower rated corporated bonds (also known as
                                                 "Junk Bonds")
--------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio             Long-term capital appreciation
--------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio      Capital growth
--------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                    Capital appreciation
--------------------------------------------------------------------------------------------------------



                   Fund Name                           Investment Advisor / Subadvisor
AIM V.I. Capital Appreciation Fund               Invesco Aim Advisors, Inc.
                                                  Subadvisor(s): Invesco Trimark Investment
                                                   Management Inc.; Invesco Global
                                                   Asset Management (N.A.), Inc.;
                                                   Invesco Institutional (N.A.), Inc.;
                                                   Invesco Senior Secured
                                                   Management, Inc.; Invesco Hong
                                                   Kong Limited; Invesco Asset
                                                   Management Limited; Invesco Asset
                                                   Management (Japan) Limited;
                                                   Invesco Asset Management
                                                   Deutschland, GmbH; and Invesco
                                                   Australia Limited
---------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund/ 1,3/                  Invesco Aim Advisors, Inc.
                                                  Subadvisor(s): Invesco Trimark Investment
                                                   Management Inc.; Invesco Global
                                                   Asset Management (N.A.), Inc.;
                                                   Invesco Institutional (N.A.), Inc.;
                                                   Invesco Senior Secured
                                                   Management, Inc.; Invesco Hong
                                                   Kong Limited; Invesco Asset
                                                   Management Limited; Invesco Asset
                                                   Management (Japan) Limited;
                                                   Invesco Asset Management
                                                   Deutschland, GmbH; and Invesco
                                                   Australia Limited
---------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund/ 1,3/          Invesco Aim Advisors, Inc.
                                                  Subadvisor(s): Invesco Trimark Investment
                                                   Management Inc.; Invesco Global
                                                   Asset Management (N.A.), Inc.;
                                                   Invesco Institutional (N.A.), Inc.;
                                                   Invesco Senior Secured
                                                   Management, Inc.; Invesco Hong
                                                   Kong Limited; Invesco Asset
                                                   Management Limited; Invesco Asset
                                                   Management (Japan) Limited;
                                                   Invesco Asset Management
                                                   Deutschland, GmbH; and Invesco
                                                   Australia Limited
---------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio    Fred Alger Management, Inc.
(formerly Alger American Leveraged AllCap
Portfolio)/ 1,3/
---------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                         Deutsche Asset Management Americas Inc.
                                                  Subadvisor: Northern Trust Investments, N.A


---------------------------------------------------------------------------------------------
DWS Small Cap Index VIP                          Deutsche Asset Management Americas Inc.
                                                  Subadvisor: Northern Trust Investments, N.A


---------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II Federated Investment Management Company


---------------------------------------------------------------------------------------------
Federated High Income Bond Fund II               Federated Investment Management Company



---------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio             Fidelity Management and Research Company
---------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio      Fidelity Management and Research Company
---------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                    Fidelity Management and Research Company
---------------------------------------------------------------------------------------------

APPENDIX A - Investment Options
--------------------------------------------------------------------------------



                      Fund Name                                         Investment Objective
Fidelity VIP Investment Grade Bond Portfolio          As high a level of current income as is consistent with
                                                      the preservation of capital

---------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                       Maximize income while maintaining prospects for
                                                      capital appreciation
---------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio/ 1,3/           Long term capital appreciation
---------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                  High current income and the opportunity for capital
                                                      appreciation to produce a high total return
---------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio               Long-term growth of capital and income without
                                                      excessive fluctuations in market value
---------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                   Capital appreciation through investments, primarily in
                                                      equity securities which are believed to be undervalued
                                                      in the marketplace
---------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                         Capital appreciation with income as a secondary goal
---------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Small Cap Growth Portfolio       Long term capital growth
(formerly Neuberger Berman AMT Fasciano
Portfolio)
---------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio               Long term growth of capital; current income is a
                                                      secondary goal
---------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA              Capital appreciation by investing in securities of well-
                                                      known, established companies
---------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                 Long-term capital appreciation by investing in
                                                      securities of foreign insurers, "growth-type"
                                                      companies, cyclical industries and special situations
---------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small-Cap Fund/VA             Capital appreciation
---------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                         Intermediate and long-term capital appreciation with
                                                      income as a secondary consideration
---------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                      Dividend growth, current income and capital
                                                      appreciation
---------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                         Capital appreciation

---------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                           As high a level of current income as is consistent with
                                                      the preservation of capital and maintenance of liquidity
---------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series              Long-term total return

---------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series           High current income while attempting to limit changes
                                                      in the series' net asset value per share caused by
                                                      interest rate changes
---------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                   High total return consistent with prudent investment
                                                      risk



---------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                 High total return consistent with reasonable risk

---------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                 Long-term capital growth

---------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series   Capital appreciation and income with approximately
                                                      equal emphasis

---------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series:              Long-term capital growth
Aggressive Growth /2,3/
---------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Growth /2,3/ Long-term capital growth with current income as a secondary consideration
---------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series:              Current income with capital growth as a secondary
Moderate/ 2,3/                                        consideration
---------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate     Long-term capital growth and current income with a
Growth/ 2,3/                                          greater emphasis on capital growth
---------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series        Long-term capital appreciation with current income as
                                                      a secondary investment objective
---------------------------------------------------------------------------------------------------------------



                      Fund Name                               Investment Advisor / Subadvisor
Fidelity VIP Investment Grade Bond Portfolio          Fidelity Management and Research Company
                                                       Subadvisor: Fidelity Investments Money
                                                        Management, Inc.
------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                       Franklin Advisers, Inc.

------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio/ 1,3/           Lazard Asset Management LLC
------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                  Lord, Abbett & Co. LLC

------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio               Lord, Abbett & Co. LLC

------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                   Lord, Abbett & Co. LLC


------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                         Franklin Mutual Advisers, LLC
------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Small Cap Growth Portfolio       Neuberger Berman Management Inc.
(formerly Neuberger Berman AMT Fasciano                Subadvisor: Neuberger Berman, LLC
Portfolio)
------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio               Neuberger Berman Management Inc.
                                                       Subadvisor: Neuberger Berman, LLC
------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA              OppenheimerFunds, Inc.

------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                 OppenheimerFunds, Inc.


------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small-Cap Fund/VA             OppenheimerFunds, Inc.
------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                         Phoenix Variable Advisors, Inc.
                                                       Subadvisor: Harris Investment Management, Inc.
------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                      Phoenix Variable Advisors, Inc.
                                                       Subadvisor: Phoenix Investment Counsel, Inc.
------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                         Phoenix Variable Advisors, Inc.
                                                       Subadvisor: Neuberger Berman Management, Inc.
------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                           Phoenix Variable Advisors, Inc.
                                                       Subadvisor: Goodwin Capital Advisers, Inc.
------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series              Phoenix Variable Advisors, Inc.
                                                       Subadvisor: Goodwin Capital Advisers, Inc.
------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series           Phoenix Variable Advisors, Inc.
                                                       Subadvisor: Goodwin Capital Advisers, Inc.

------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                   Phoenix Variable Advisors, Inc.
                                                       Subadvisors: Goodwin Capital Advisers, Inc.
                                                        (fixed income portion) Phoenix
                                                        Investment Counsel, Inc. (equity
                                                        portion)
------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                 Phoenix Variable Advisors, Inc.
                                                       Subadvisor: Aberdeen Asset Management Inc.
------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                 Phoenix Variable Advisors, Inc.
                                                       Subadvisor: Fred Alger Management, Inc.
------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series   Phoenix Variable Advisors, Inc.
                                                       Subadvisor: Duff & Phelps Investment
                                                        Management Company
------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series:              Phoenix Variable Advisors, Inc. Limited Services
Aggressive Growth /2,3/                                Subadvisor: Ibbotson Associates, Inc.
------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Growth /2,3/ Phoenix Variable Advisors, Inc. Limited Services
                                                       Subadvisor: Ibbotson Associates, Inc.
------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series:              Phoenix Variable Advisors, Inc. Limited Services
Moderate/ 2,3/                                         Subadvisor: Ibbotson Associates, Inc.
------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate     Phoenix Variable Advisors, Inc. Limited Services
Growth/ 2,3/                                           Subadvisor: Ibbotson Associates, Inc.
------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series        Phoenix Variable Advisors, Inc.
                                                       Subadvisor: AllianceBernstein L.P.
------------------------------------------------------------------------------------------------------

APPENDIX A - Investment Options
--------------------------------------------------------------------------------



                   Fund Name                                      Investment Objective
Phoenix-Sanford Bernstein Small-Cap Value Series Long-term capital appreciation by investing primarily in small-capitalization stocks that appear to be
                                                 undervalued with current income as a secondary
                                                 investment objective
---------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series               Long-term capital appreciation with current income as
                                                 a secondary consideration

---------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series       High total return


---------------------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn/TM/ Strategy Portfolio Seeks maximum real return consistent with prudent investment management
---------------------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio                      Seeks maximum real return, consistent with
                                                 preservation of real capital and prudent investment
                                                 management
---------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio                     Seeks maximum total return, consistent with
                                                 preservation of capital and prudent investment
                                                 management
---------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long     Seeks to provide total returns that inversely correlate
Bond Strategy Fund/ 1,3/                         to the price movements of a benchmark for U.S.
                                                 Treasury debt instruments or futures contract on a
                                                 specified debt instrument. The Fund's current
                                                 benchmark is the inverse of the daily price movement
                                                 of the Long Treasury Bond.
---------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund/ 1,3/             Seeks to provide investment results that match the
                                                 performance of its benchmark on a daily basis. The
                                                 Fund's current benchmark is 150% of the performance
                                                 of the S&P 500 Index
---------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund/ 1,3/  Seeks long-term capital appreciation
---------------------------------------------------------------------------------------------------------
Sentinel VPT Balanced Fund                       Seeks a combination of growth of capital and current
                                                 income, with relatively low risk and relatively low
                                                 fluctuations in value
---------------------------------------------------------------------------------------------------------
Sentinel VPT Bond Fund                           Seeks high current income while seeking to control
                                                 risk
---------------------------------------------------------------------------------------------------------
Sentinel VPT Common Stock Fund                   Seeks a combination of growth of capital, current
                                                 income, growth of income and relatively low risk as
                                                 compared with the stock market as a whole
---------------------------------------------------------------------------------------------------------
Sentinel VPT Mid Cap Growth Fund                 Seeks growth of capital
---------------------------------------------------------------------------------------------------------
Sentinel VPT Small Company Fund                  Seeks growth of capital
---------------------------------------------------------------------------------------------------------
Summit S&P MidCap 400 Index Portfolio            Seeks investment results that correspond to the total
                                                 return performance of U.S. common stock, as
                                                 represented by the S&P MidCap 400 Index
---------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund     Long-term capital appreciation
---------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                Long-term capital growth
---------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                 Long-term capital growth
---------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio       Capital appreciation and current income
---------------------------------------------------------------------------------------------------------
Wanger International Select                      Long-term growth of capital
---------------------------------------------------------------------------------------------------------
Wanger International Small Cap/ 4/               Long-term growth of capital
---------------------------------------------------------------------------------------------------------
Wanger Select                                    Long-term growth of capital
---------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies/ 5/                Long-term growth of capital
---------------------------------------------------------------------------------------------------------



                   Fund Name                          Investment Advisor / Subadvisor
Phoenix-Sanford Bernstein Small-Cap Value Series Phoenix Variable Advisors, Inc.
                                                  Subadvisor: AllianceBernstein L.P.


------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series               Phoenix Variable Advisors, Inc.
                                                  Subadvisor: Morgan Stanley Investment
                                                   Management Inc., d/b/a Van Kampen
------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series       Phoenix Variable Advisors, Inc.
                                                  Subadvisor: Morgan Stanley Investment
                                                   Management Inc., d/b/a Van Kampen
------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn/TM/ Strategy Portfolio Pacific Investment Management Company LLC

------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio                      Pacific Investment Management Company LLC


------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio                     Pacific Investment Management Company LLC


------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long     Rydex Investments
Bond Strategy Fund/ 1,3/




------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund/ 1,3/             Rydex Investments



------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund/ 1,3/  Rydex Investments
------------------------------------------------------------------------------------------
Sentinel VPT Balanced Fund                       Sentinel Asset Management, Inc.


------------------------------------------------------------------------------------------
Sentinel VPT Bond Fund                           Sentinel Asset Management, Inc.

------------------------------------------------------------------------------------------
Sentinel VPT Common Stock Fund                   Sentinel Asset Management, Inc.


------------------------------------------------------------------------------------------
Sentinel VPT Mid Cap Growth Fund                 Sentinel Asset Management, Inc.
------------------------------------------------------------------------------------------
Sentinel VPT Small Company Fund                  Sentinel Asset Management, Inc.
------------------------------------------------------------------------------------------
Summit S&P MidCap 400 Index Portfolio            Summit Investment Partners, Inc.


------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund     Templeton Asset Management Ltd.
------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                Templeton Investment Counsel, LLC
------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                 Templeton Global Advisors Limited
------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio       Morgan Stanley Investment Management Inc.
------------------------------------------------------------------------------------------
Wanger International Select                      Columbia Wanger Asset Management, L.P.
------------------------------------------------------------------------------------------
Wanger International Small Cap/ 4/               Columbia Wanger Asset Management, L.P.
------------------------------------------------------------------------------------------
Wanger Select                                    Columbia Wanger Asset Management, L.P.
------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies/ 5/                Columbia Wanger Asset Management, L.P.
------------------------------------------------------------------------------------------




/1/ This fund closed to new investment on May 1, 2006.


/2/ This fund closed to new investment on March 24, 2008.


/3 /Contract/policy owners who had value allocated to a fund before its applicable closure date, the following restrictions apply: (1)only regular premium payments are allowed into the fund; (2)no transfers from other funds are allowed into the fund; (3)existing allocation percentages may only be reduced and the fund may not be added to an allocation schedule; (4)existing DCA percentages may only be reduced and the fund may not be added to a DCA allocation schedule; and (5)existing rebalancing percentages may only be reduced and the fund may not be added to the rebalancing allocation schedule.


/4/ Effective June 1, 2008, to be known as Wanger International.


/5/ Effective June 1, 2008, to be known as Wanger USA.

Phoenix Life and Annuity Company
PO Box 22012
Albany, NY 12201-2012

Additional information about Corporate Edge (the "Policy") and the Phoenix Life and Annuity Variable Universal Life Account (the "Separate Account") is contained in the Statement of Additional Information ("SAI") dated May 1, 2008, which has been filed with the U.S. Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus.

The SAI, personalized illustrations of death benefits, cash surrender values and cash values are available, without charge, upon request. Inquiries and requests for the SAI should be directed in writing to Phoenix Variable Products Mail Operations PO Box 8027, Boston, Massachusetts 02266-8027, or by telephone
(800) 541-0171 or you can download copies from the Phoenix Companies Inc. web site at phoenixwm.com.

Information about the Separate Account, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the SEC at
(202) 551-8090. Reports and other information about the Separate Account are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC Public Reference Section, 100 F Street, NE, Room 1580 Washington, D.C. 20549.

Phoenix Life and Annuity Company
A member of The Phoenix Companies, Inc.
phoenixwm.com
V608

Investment Company Act File No. 811-07835

L0268PR (C) 2008 The Phoenix Companies, Inc.                           5/08

                                                                      Version C

                            Executive Benefit - VUL

           Phoenix Life and Annuity Variable Universal Life Account

                  Issued by: Phoenix Life and Annuity Company


 PROSPECTUS                                                       May 1, 2008



Executive Benefit - VUL is a flexible premium fixed and variable universal life insurance policy that can provide lifetime insurance protection on the life of one person. We will pay the death benefit when the insured person dies. You may allocate policy value to the Guaranteed Interest Account and/or one or more of the investment options of the Phoenix Life and Annuity Variable Universal Life Account. The investment options purchase shares of the following funds:



 AIM Variable Insurance Funds - Series  .  Phoenix Money Market Series
 I Shares                               .  Phoenix Multi-Sector Fixed Income
 .  AIM V.I. Capital Appreciation Fund     Series
 .  AIM V.I. Core Equity Fund /1/       .  Phoenix Multi-Sector Short Term
 .  AIM V.I. Mid Cap Core Equity Fund      Bond Series
    /1/                                 .  Phoenix Strategic Allocation Series
 The Alger American Fund - Class O      .  Phoenix-Aberdeen International
 Shares                                    Series
 .  Alger American Capital              .  Phoenix-Alger Small-Cap Growth
    Appreciation Portfolio /1/             Series
 DWS Scudder Investments VIT Funds -    .  Phoenix-Duff & Phelps Real Estate
 Class A                                   Securities Series
 .  DWS Equity 500 Index VIP            .  Phoenix Dynamic Asset Allocation
 .  DWS Small Cap Index VIP                Series: Aggressive Growth/ 2/
 Federated Insurance Series             .  Phoenix Dynamic Asset Allocation
 .  Federated Fund for U.S. Government     Series: Growth/ 2/
    Securities II                       .  Phoenix Dynamic Asset Allocation
 .  Federated High Income Bond Fund II     Series: Moderate/ 2/
    - Primary Shares                    .  Phoenix Dynamic Asset Allocation
 Fidelity(R) Variable Insurance            Series: Moderate Growth/ 2/
 Products - Service Class               .  Phoenix-Sanford Bernstein Mid-Cap
 .  Fidelity VIP Contrafund(R)             Value Series
    Portfolio                           .  Phoenix-Sanford Bernstein
 .  Fidelity VIP Growth Opportunities      Small-Cap Value Series
    Portfolio                           .  Phoenix-Van Kampen Comstock Series
 .  Fidelity VIP Growth Portfolio       .  Phoenix-Van Kampen Equity 500
 .  Fidelity VIP Investment Grade Bond     Index Series/ /
    Portfolio                           PIMCO Variable Insurance Trust -
 Franklin Templeton Variable Insurance  Advisor Class
 Products Trust - Class 2               .  PIMCO VIT CommodityRealReturn(TM)
 .  Franklin Income Securities Fund        Strategy Portfolio
 .  Mutual Shares Securities Fund       .  PIMCO VIT Real Return Portfolio
 .  Templeton Developing Markets        .  PIMCO VIT Total Return Portfolio
    Securities Fund                     The Rydex Variable Trust
 .  Templeton Foreign Securities Fund   .  Rydex Variable Trust Inverse
 .  Templeton Growth Securities Fund       Government Long Bond Strategy Fund
 Lazard Retirement Series                  /1/
 .  Lazard Retirement Small Cap         .  Rydex Variable Trust Nova Fund /1/
    Portfolio /1/                       .  Rydex Variable Trust Sector
 Lord Abbett Series Fund, Inc. - Class     Rotation Fund /1/
 VC                                     Sentinel Variable Products Trust
 .  Lord Abbett Bond-Debenture          .  Sentinel Variable Products
    Portfolio                              Balanced Fund
 .  Lord Abbett Growth and Income       .  Sentinel Variable Products Bond
    Portfolio                              Fund
 .  Lord Abbett Mid-Cap Value Portfolio .  Sentinel Variable Products Common
 Neuberger Berman Advisers Management      Stock Fund
 Trust - Class S                        .  Sentinel Variable Products Mid Cap
 .  Neuberger Berman AMT Small Cap         Growth Fund
    Growth Portfolio                    .  Sentinel Variable Products Small
 .  Neuberger Berman AMT Guardian          Company Fund
    Portfolio                           Summit Mutual Funds, Inc. - Summit
 Oppenheimer Variable Account Funds -   Pinnacle Series
 Service Shares                         .  Summit S&P MidCap 400 Index
 .  Oppenheimer Capital Appreciation       Portfolio
    Fund/VA                             The Universal Institutional Funds,
 .  Oppenheimer Global Securities       Inc. - Class II Shares
    Fund/VA                             .  Van Kampen UIF Equity and Income
 .  Oppenheimer Main Street Small Cap      Portfolio
    Fund/VA                             Wanger Advisors Trust
 The Phoenix Edge Series Fund           .  Wanger International Select
 .  Phoenix Capital Growth Series       .  Wanger International Small Cap/ 3/
 .  Phoenix Growth and Income Series    .  Wanger Select
 .  Phoenix Mid-Cap Growth Series       .  Wanger U.S. Smaller Companies/ 4/


  /1/Closed to new investment on May 1, 2006. /2/Closed to new investment on March 24, 2008. /3/Effective June 1, 2008, to be known as Wanger International.
    /4/Effective June 1,2008, to be known as Wanger USA. See Appendix A for additional information.


The U.S. Securities and Exchange Commission ("SEC") has neither approved nor disapproved these securities, nor have they passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


Read and keep this prospectus for future reference. The policy is not a deposit of any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Policy investments are subject to risk, including the possible loss of principal invested. If you have any questions, please contact us at:


                                     [GRAPHIC]
                                               Phoenix Variable Products Mail
                                                Operations ("VPMO") or
                                               P.O. Box 8027
                                               Boston, MA 02266-8027

                                                                             [GRAPHIC]
Phoenix Variable Products Mail                                                         Variable and Universal Life
 Operations ("VPMO") or                                                                Administration ("VULA")
P.O. Box 8027                                                                          (800) 541-0171
Boston, MA 02266-8027

                               TABLE OF CONTENTS


Heading                                              Page
---------------------------------------------------------

Benefit/Risk Summary................................    3
 Policy Benefits....................................    3
 Policy Risks.......................................    3
Fee Tables..........................................    5
 Transaction Fees...................................    5
 Periodic Charges Other than Fund Operating Expenses    5
 Minimum and Maximum Fund Operating Expenses........    6
Phoenix Life and Annuity Company....................    7
Phoenix Life and Annuity Variable Universal Life
  Account...........................................    7
 Valuation Date.....................................    7
 Performance History................................    7
Voting Rights.......................................    7
The Variable Investment Options.....................    8
 Administrative, Marketing and Support Service Fees.    8
The Guaranteed Interest Account.....................    8
Charges and Deductions..............................    9
 General............................................    9
 Charges Deducted from Premium Payments.............    9
 Periodic Charges...................................    9
 Conditional Charges................................   10
 Other Charges......................................   10
The Policy..........................................   10
 Contract Rights....................................   10
 Contract Limitations...............................   11
 Purchasing a Policy................................   11
General.............................................   12
 Postponement of Payments...........................   12
 Optional Insurance Benefits (Riders)...............   12
 Surrenders.........................................   13
 Death Benefit......................................   13
Payment of Proceeds.................................   13
 Surrender and Death Benefit Proceeds...............   13


Heading                                             Page

 Payment Amount....................................   14
 Payment Options...................................   14
Transfer of Policy Value...........................   14
 Internet, Interactive Voice Response and Telephone
   Transfers.......................................   14
 Transfer Restrictions.............................   15
Market Timing and Other Disruptive Trading.........   15
Systematic Transfer Programs.......................   16
 Asset Rebalancing Program.........................   16
 Dollar Cost Averaging Program.....................   16
Policy Loans.......................................   16
Lapse and Reinstatement............................   17
Federal Income Tax Considerations..................   17
 Introduction......................................   17
 Income Tax Status.................................   17
 Policy Benefits...................................   18
 Business-Owned Policies...........................   18
 Modified Endowment Contracts......................   19
 Limitations on Unreasonable Mortality and Expense
   Charges.........................................   19
 Qualified Plans...................................   20
 Diversification Standards.........................   20
 Owner Control.....................................   20
 Change of Ownership or Insured or Assignment......   20
 Other Taxes.......................................   20
 Withholding.......................................   20
The Phoenix Companies, Inc. -
  Legal Proceedings about Company Subsidiaries.....   21
Financial Statements...............................   21
Distribution.......................................   21
Appendix A - Investment Options....................  A-1

Benefit/Risk Summary
--------------------------------------------------------------------------------
This prospectus contains information about the material rights and features of the variable life policy that you should understand before investing. This summary describes the general provisions.

Policy Benefits

Death Benefits
Executive Benefit - VUL is a flexible premium fixed and variable universal life insurance policy. While the policy remains in force we will pay a death benefit to your named beneficiary when the person insured under the policy dies.

You will choose a death benefit when you apply for a policy:

.. Death Benefit Option 1 will be the greater of the policy's face amount on the date of death, or the minimum death benefit in effect on the date of death.

.. Death Benefit Option 2 will be the greater of (a) or (b), where: (a) is equal to the policy's face amount on the date of death plus the policy value, (b) is the minimum death benefit in effect on the date of death.

..  Death Benefit Option 3 will be the greater of (a), (b), or (c), where:
   (a) is equal to the policy's face amount as of the date of death plus the sum of all premiums minus withdrawals, (b) is equal to the policy's face amount on the date of death; and (c) is the minimum death benefit in effect on the date of death.

You may change between Death Benefit Options 1 and 2 by submitting a written request. You may not change to or from Death Benefit Option 3.

You may also purchase additional term insurance under the Flexible Term Insurance Rider if available in your state.

Loans and Partial Surrenders
.. Generally, you may take loans against 90% of your policy's value less any outstanding debt.

.. You may partially surrender any part of the policy anytime. We reserve the right to deduct a partial surrender fee.

..  You may fully surrender this policy anytime for its cash surrender value.

Partial surrenders and loans negatively affect the policy value and can increase the risk that the policy will lapse. Partial surrenders reduce the face amount of the policy. Additionally, each of these transactions has costs associated with them.

Investment Choices

You may select from a wide variety of investment options and two Guaranteed Interest Accounts. Each investment option invests directly in a professionally managed fund. You may transfer policy value among any of the investment options and the Guaranteed Interest Accounts while continuing to defer current income taxes.


Strategic Transfer Programs
You may also elect a strategic program through which to allocate your premiums and policy value. Participation in a program is optional. Although we may offer other programs in the future, whether those programs will be made available to both current and prospective policy owners will be determined at the sole discretion of the company. For more information on the programs, refer to the section on "Strategic Transfer Programs."

Flexible Premiums
The only premiums you must pay are the issue premium and any payments required to prevent policy lapse.

Underwriting Options
We offer three types of underwriting:

..  Full Underwriting; or

..  Simplified Issue Underwriting; or

..  Guaranteed Issue Underwriting.

Your choice of underwriting will have an effect on the Cost of Insurance charges we deduct from your policy value.

Optional Insurance Benefits
The following benefits may be available to you by rider

..  Flexible Term Insurance;

..  Cash Surrender Value Enhancement Benefit;

..  Exchange of Insured.

Availability of these riders depends upon state approval and may involve extra cost.

Limited Sales Charge Refund
If you fully surrender this policy during the first three policy years, you will receive all or part of the first year sales charge refunded in the cash surrender value:

.. we will refund the entire first year sales charge for a full policy surrender made during the first policy year;

.. 2/3 of the first year sales charge will be refunded for a full policy surrender made during the second policy year (but no part of the second year sales charges will be);

.. 1/3 of the first year sales charge will be refunded during the third policy year.

Your Right to Cancel the Policy
You have the right to review the policy and cancel it if you are not satisfied. Simply return the policy to us within ten days after you receive it, or within 45 days of signing the application. Your state may require a longer period.

Policy Risks

Suitability Risk
Variable life insurance is designed for long term financial planning, and the policy is not suitable as a short-term investment. We deduct a sales charge, and other charges from premium payments that reduce the value available for withdrawal. Therefore, it may not be appropriate for you to purchase a policy if you foresee the need to withdraw all or part of your policy value during the first few policy years.


Replacements
Replacing any existing policy with this policy may not be to your advantage. You should talk with your registered representative before you replace your variable life insurance policy. You should carefully compare the risks, charges, and benefits of your existing policy to the replacement policy to determine if replacing your existing contract benefits you. Additionally, replacing your policy could result in adverse tax consequences so you should also consult with your tax professional. You should know that once you have replaced your variable life insurance policy, you generally cannot reinstate it unless the insurer is required to reinstate the previous policy under state law. This is true even if you choose not to accept your new variable life insurance policy during your "free look" period.

Conflicts of Interest
Broker-dealers and registered representatives often sell products issued by several different and unaffiliated insurance companies and the amount of compensation payable may vary significantly. Additionally, compensation paid to a broker-dealer or registered representative will also vary between products issued by the same insurance company, including additional compensation payable as part of certain service arrangements. A broker-dealer and its registered representatives may have an incentive to promote or sell one product over another depending on these differences in the compensation, potentially resulting in the sale of a product that may not be the best product to suit your needs. You should talk to your registered representative if you have questions about potential conflicts of interest that may be created by varying compensation plans. You can find more information about the types of compensation arrangements we offer in the "Distribution" section of this prospectus.


Tax Effects
Generally, under current federal income tax law, death benefits are not subject to income taxes. Earnings on the premiums invested in the Separate Account or the Guaranteed Interest Account are not subject to income taxes until there is a distribution from the policy. Taking a loan or a full or partial surrender from the policy could result in recognition of income for tax purposes.

Risk of Lapse
Your policy will remain in force as long as the policy value, less any outstanding debt, is enough to pay the monthly charges incurred under the policy. If the policy value, less any outstanding debt, is no longer sufficient to pay the monthly charges, the policy will lapse, or end. We will alert you to an impending lapse situation and give you an opportunity to keep the policy in force by paying a specified amount. If your policy lapses, it may not be reinstated.

Withdrawals, loans and associated loan interest can negatively affect policy value, and increase the risk of policy lapse.

Investment Risk

A comprehensive discussion of the risks of each fund purchased by a investment option of the Phoenix Life and Annuity Variable Universal Life Account may be found in the funds' prospectuses. Each fund is subject to market fluctuations and the risks inherent with ownership of securities, and the policy owner assumes the risk of gain or loss according to the performance of the fund. There is no assurance that any fund will achieve its stated investment objective.


Transfer Risk
Transfers or deposits to the Guaranteed Interest Account are generally limited to no more than $250,000 during any one-week period. Transfers out of the Guaranteed Interest Account are limited to one transfer per year. The amount you may transfer out of the Guaranteed Interest Account is limited based on a schedule described later in this prospectus. We reserve the right to reject or restrict transfers if an underlying mutual fund or we determine the transfers reflect a disruptive trading. Minimum balance and minimum transfer limits apply.

Face Amount Increase Risk
Face amount increases will increase the potential surrender charges under the policy.

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the policy.

The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment options.

Fee Tables
--------------------------------------------------------------------------------

                               Transaction Fees

         Charge                 When Deducted                                  Maximum Amount Deducted
-------------------------------------------------------------------------------------------------------------------------------
Sales Charge             Upon premium payment.        The maximum we will ever charge is 5.00% of each premium
                                                      payment/1/.
-------------------------------------------------------------------------------------------------------------------------------
State Premium Tax Charge Upon premium payment.        We charge a maximum of 3.50%/2/ of each premium payment,
                                                      depending on the applicable rate for your state.
-------------------------------------------------------------------------------------------------------------------------------
Deferred Acquisition Tax Upon premium payment.        1.50% of each premium payment.
Charge/3/
-------------------------------------------------------------------------------------------------------------------------------
Surrender Charge         Not applicable.              We do not charge you if you surrender your policy for its cash value.
-------------------------------------------------------------------------------------------------------------------------------
Partial Surrender Charge Upon partial surrender or a  We currently do not charge for partial surrenders, but we reserve the reduction in the policy face right to deduct up to 2.00% of the partial surrender amount up to a
                         amount.                      maximum of $25.
-------------------------------------------------------------------------------------------------------------------------------
Transfer Charge          Upon transfer.               We currently do not charge for transfers between investment options, but we reserve the right to charge up to $10 per transfer after the first two transfers in any given policy year.
-------------------------------------------------------------------------------------------------------------------------------

/1/ In policy years one through seven, we currently deduct 5.00% from each premium payment up to the Target Premium and 0.00% of premiums paid in excess of the Target Premium. Beginning in policy year eight, we currently deduct 0.00% of premiums paid and we will never deduct more than 2% of premiums paid. The Target Premium will be disclosed before we issue the policy and will depend on specifics of the life to be insured (e.g. age, gender, risk classification), the type of underwriting, and the face amount of the policy.
/2/ Premium tax charges vary by state and range from 0.80% to 3.50% of premiums. /3/ We do not deduct this charge from payments made in excess of the Target
    Premium during a policy year.

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including fund fees and expenses.

              Periodic Charges Other than Fund Operating Expenses


      Charge                 When Deducted                                Maximum Amount Deducted
------------------------------------------------------------------------------------------------------------------------
Cost of Insurance/1/  On policy date and monthly   This charge is based on the "net amount at risk." The "net amount at
                      on policy processing day.    risk" is the current death benefit minus the policy value.
 Minimum & Maximum                                 $0.02 - $83.33 per $1,000 of net amount at risk per month.
 Example for a male
 age 53 in the
 standard nonsmoker
 underwriting class
 for a fully
 underwritten policy                               $0.1269 per $1,000 of net amount at risk per month.
------------------------------------------------------------------------------------------------------------------------
Administrative        On policy date and monthly   We charge up to a maximum of $10 per month/2/.
Charge                on policy processing day.
------------------------------------------------------------------------------------------------------------------------
Mortality and         On policy date and monthly   The maximum we charge is 0.075% (0.90% on an annual basis) of the
Expense Risk          on policy processing day.    policy value in the investment options of the Separate Account on the
Charge/3/                                          monthly processing day.
------------------------------------------------------------------------------------------------------------------------
Loan Interest         Interest accrues daily and   The maximum net cost to the policy is 2.75% of the loan balance.
Charged/4/            is due on each policy
                      anniversary. If not paid on
                      that date, we will treat the
                      accrued interest as another
                      loan against the policy.
------------------------------------------------------------------------------------------------------------------------
Other Tax Charges     When we become liable for    We currently do not charge for taxes, however we reserve the right to
                      taxes.                       impose a charge should we become liable for taxes in the future.
                                                   Possible taxes would include state or federal income taxes on investment gains of the Separate Account and would be included in our calculation of investment option values.
------------------------------------------------------------------------------------------------------------------------

                                                   Optional Insurance
                                                        Features
--------------------------------------------------------------------------------------------------------------------------
      Charge                 When Deducted                                Maximum Amount Deducted
--------------------------------------------------------------------------------------------------------------------------
Flexible Term         On Rider Policy Date, and   This charge is based on the net amount at risk attributable to the rider
Rider/1/              monthly on each Monthly     face amount.
                      Calculation Day.
 Minimum & Maximum                                $0.02 - $83.33 per $1,000 of net amount at risk per month.
 Example for a male
 age 50 in the
 standard nonsmoker
 underwriting class
 for a fully
 underwritten policy                              $0.1048 per $1,000 of net amount at risk per month.
--------------------------------------------------------------------------------------------------------------------------
Cash Surrender        We do not charge for this   No charge. We describe this Rider later under "Optional Insurance
Value Enhancement     Rider. It is available on a Benefits."
Benefit Rider         state-by-state basis.
                      Additional restrictions
                      apply.
--------------------------------------------------------------------------------------------------------------------------
Exchange of Insured   We do not charge for this   No charge. We describe this Rider later under "Optional Insurance
Rider                 Rider. It is available on a Benefits."
                      state-by-state basis.
--------------------------------------------------------------------------------------------------------------------------

/1/ These charges vary according to age, gender, underwriting class, policy year and net amount at risk. The charges shown in the table may not be typical of the charges you will pay. Your policy's specifications page will indicate the guaranteed charges applicable to your policy. More detailed information concerning these charges is available upon request. Before you purchase the policy, we will provide you personalized illustrations of your future benefits under the policy based upon the age and underwriting class of the person you wish to insure, the death benefit option, face amount, planned periodic premiums, and riders requested.
/2/ We currently charge $5 per month for all policies.

/3/ We currently deduct a charge of 0.03% of policy value allocated to the investment options each month during the first ten policy years (equal to 0.40% annually), and 0.021% of the value allocated to the investment options each month beginning in the 11/th/ policy year (equal to 0.25% annually). We do not deduct this charge from amounts allocated to the Guaranteed Interest Account.

/4/ We charge loan interest of up to 4.75% of the outstanding loan but we credit the loaned portion of the Guaranteed Interest Account from 2% to 4% with the maximum possible difference between the rate we charge and the rate we credit of 2.75%. At our current rates the cost to the policy is 0.75% of the outstanding loan balance annually. We provide more information on rates in the "Charges and Deductions" section.


The table below shows the minimum and maximum fees and expenses as a percentage of daily net assets, for the year ended December 31, 2007, charged by the funds that you may pay indirectly during the time that you own the contract. More detail concerning each of the fund's fees and expenses is contained in the prospectus for each fund. Total Annual Fund Operating Expenses are deducted from a fund's assets and include management fees, distribution fees, distribution and/or 12b-1 fees, and other expenses.

                     Total Annual Fund Operating Expenses



                                                  Minimum Maximum
              Gross Annual Fund Operating Expense  0.31%   3.83%
              Net Annual Fund Operating Expenses   0.28%   3.83%



/1/ Phoenix Variable Advisors, Inc, advisor to the Phoenix Edge Series Fund, and other advisors and/or other service providers to the funds have contractually agreed to reduce the management fees or reimburse certain fees and expenses for certain funds. The Gross Annual Fund Operating Expenses shown in the first row of the table do not reflect the effect of any fee reductions or reimbursements. The Net Annual Fund Operating Expenses shown in the second row reflect the effect of fee reductions and waiver arrangements that are contractually in effect at least through April 30, 2009. There can be no assurance that any contractual arrangement will extend beyond its current terms and you should know that these arrangements may exclude certain extraordinary expenses. See each fund's prospectus for details about the annual operating expenses of that fund and any waiver or reimbursement arrangements that may be in effect.

Phoenix Life and Annuity Company
--------------------------------------------------------------------------------

Phoenix Life and Annuity Company ("PLAC") is a Connecticut stock life insurance company incorporated on July 15, 1981, and is an indirect, wholly owned subsidiary of The Phoenix Companies, Inc., a Delaware corporation. We sell life insurance policies and annuity contracts through our affiliated distribution companies and through brokers. Our executive and administrative office is at One American Row in Hartford, Connecticut 06103-2899 and our statutory home office is at 31 Tech Valley Drive in East Greenbush, New York 12061.

Throughout this prospectus we will refer to Phoenix Life and Annuity Company in the first person (i.e., as "we", "us", "our", "Company").

Phoenix Life and Annuity Variable Universal Life Account
--------------------------------------------------------------------------------

We established the Separate Account as a separate account on July 1, 1996 in accordance with Connecticut law. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the Separate Account's management, investment practices or policies, or those of Phoenix Life and Annuity Company.


Under Connecticut law, all income, gains or losses whether or not realized of the Separate Account must be credited to or charged against the amounts placed in the Separate Account without regard to the other income, gains and losses, whether or not realized, from any other business or activity of PLAC. The assets of the Separate Account may not be used to pay liabilities arising out of any other business that PLAC may conduct. The Separate Account has several investment options that invest in underlying mutual funds. Obligations under the contracts are obligations of PLAC.

The Separate Account is divided into investment options, each of which is available for allocation of policy value. We determine the value of each investment option's shares at the end of every valuation day that the New York Stock Exchange ("NYSE") is open. Each investment option will invest solely in a single investment portfolio of a fund. The fund names and the portfolio names are listed on page one of this prospectus. Each portfolio's investment objective is given in Appendix A.

We do not guarantee the investment performance of the Separate Account or of any of its investment options. The policy value allocated to the Separate Account depends on the investment performance of the underlying funds. As policy owner, you bear the full investment risk for all monies invested in the Separate Account.


We reserve the right to add, remove, modify, or substitute portfolios in which the Separate Account invests.

Copies of the fund prospectuses may be obtained by writing to us or calling us at the address or telephone number provided on the front page of this prospectus.

Valuation Date
A valuation date is every day the NYSE is open for trading and we are open for business. However, transaction processing may be postponed for the following reasons:

1.the NYSE is closed or may have closed early;
2.the SEC has determined that a state of emergency exists; or 3.on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day).

The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each valuation date, the value of the Separate Account is determined at the close of the NYSE (usually 4:00 p.m. eastern time).

Performance History
--------------------------------------------------------------------------------


We may choose to include performance history of the investment options or the underlying portfolios in advertisements, sales literature or reports. Performance information about each investment option is based on past performance and is not an indication of future performance.


Voting Rights
--------------------------------------------------------------------------------


We legally own all fund shares held by the investment options. We vote those shares at shareholder meetings according to voting instructions we receive from policy owners with an interest in the investment options. We may decide to vote the shares in our own right should the law change to permit us to do so.

While your policy is in effect, you may provide us with voting instructions for each investment option in which you have an interest. We determine the number of votes you may cast by applying your percentage interest in a investment option to the total number of votes attributable to the investment option. When determining the number of votes, fractional shares will be recognized.

We will send you, or if permitted by law, make available electronically, proxy material, reports and other materials relevant to the investment options in which you have a voting interest. In order to vote you must complete the proxy form and return it with your voting instructions. You may also be able to vote your interest by telephone or over the internet if such instructions are included in the proxy material. We will vote all of the shares we own on your behalf, in accordance with your instructions. We will vote the shares for which we do not receive instructions, and any other shares we own, in the same proportion as the shares for which we do receive instructions.


We may ask you to provide voting instructions for such items as:


1)the election or removal of the fund's Trustees;


2)the ratification of the independent accountants for the fund;

3)approval or amendment of investment advisory agreements;

4)a change in fundamental policies or restrictions of the series; and

5)any other matters requiring a shareholder vote.

You may obtain any available fund's prospectus by contacting us at the address and telephone number given on page one.

The Variable Investment Options
--------------------------------------------------------------------------------


You choose the variable investment options to which you allocate your premium payments. These variable investment options are investment options of the Separate Account. The Investment options invest in the underlying funds. You are not investing directly in the underlying fund. Each underlying fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These underlying funds are not publicly traded and are offered only through variable annuity and variable life insurance products, or directly to tax qualified plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, or directly to tax qualified plans, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the underlying fund, and you should not compare the two.


The underlying funds offered through this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the underlying fund or an affiliate of the underlying fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the underlying fund, the underlying fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity (or life) product in cooperation with a fund family or distributor (e.g., a "private label" product), the Company will generally include underlying funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

Each underlying fund is reviewed periodically after having been selected. Upon review, the Company may remove an underlying fund or restrict allocation of additional premium payments to an underlying fund if the Company determines the underlying fund no longer meets one or more of the criteria and/or if the underlying fund has not attracted significant policy owner assets.

In addition, if any of the underlying funds become unavailable for allocating premium payments, or if we believe that further investment in an underlying fund is inappropriate for the purposes of the policy, we may substitute another variable investment option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new variable investment options available.

Each investment option of the Separate Account is subject to market fluctuations and the risks that come with the ownership of any security; and there can be no assurance that any series will achieve its stated investment objective.


You will find detailed information about the underlying funds and their inherent risks in the current prospectuses for the underlying funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the underlying funds will meet its investment objectives. Copies of the fund prospectuses may be obtained by contacting us at the address or telephone number provided on the first page of this prospectus.


Administrative, Marketing and Support Service Fees

The Company and the principal underwriter for the policy have entered into agreements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the underlying funds under which the company and the principal underwriter for the policies receive payments. We have also entered into agreements with the Phoenix Edge Series Fund and its advisor, Phoenix Variable Advisors, Inc., with whom we are affiliated. These agreements compensate the Company and the principal underwriter for the policies for providing certain administrative, marketing, or other support services to the underlying funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and the principal underwriter for the policies incur in promoting, issuing, distributing and administering the policies. As stated previously, such payments are a factor in choosing which funds to offer in the Company's variable products. These payments may be significant and the Company and its affiliates may profit from them.

The payments are generally based on a percentage of the average assets of each underlying fund allocated to the variable investment options under the policy or other contracts offered by the Company. The amount of the fee that an underlying fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each underlying fund. Aggregate fees relating to the different underlying funds may be as much as 0.40% of the average net assets of an underlying fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are paid by an underlying fund out of its assets as part of its Total Annual Operating Expenses and is not paid directly from the assets of your variable insurance policy.


The Guaranteed Interest Account
--------------------------------------------------------------------------------

In addition to the Separate Account, you may allocate premiums or transfer values to the Guaranteed Interest Account. Amounts you allocate to the Guaranteed Interest Account are deposited in our general account. You do not share in the investment experience of our general account. Rather, we guarantee a minimum rate of return on the allocated amounts. Although we are not obligated to credit interest at a higher rate than the minimum, we may credit any excess interest as determined by us based on expected investment yield information.

We reserve the right to limit total deposits and transfers to the Guaranteed Interest Account to no more than $250,000 during any one-week period per policy.

You may make transfers into the Guaranteed Interest Account at any time. In general, you may make only one transfer per year from the Guaranteed Interest Account. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the policy value in the Guaranteed Interest Account as of the date of the transfer. You may transfer the total value out of the Guaranteed Interest Account to one or more of the investment options over a consecutive 4-year period according to the following schedule:


                    .First Year:    25% of the total value
                    .Second Year:   33% of remaining value
                    .Third Year:    50% of remaining value
                    .Fourth Year:   100% of remaining value

Transfers from the Guaranteed Interest Account may also be subject to other rules as described in this prospectus.

Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the Investment Company Act of 1940, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the SEC has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

Charges and Deductions
--------------------------------------------------------------------------------

General
Charges affect your policy value and the amount you may receive from your policy.

We make deductions to compensate us for our various expenses in selling, maintaining, underwriting and issuing the policy and guaranteeing the insurance benefits.

Charges Deducted from Premium Payments

Sales Charge
We deduct a charge from each premium payment to the policy that we use to reimburse the Company for a variety of expenses we incur in selling and distributing the policy (e.g., commissions, advertising and printing). We currently do not deduct a sales charge from premiums that are in excess of the Target Premium for the policy for a policy year. The Target Premium will be disclosed before we issue the policy, and will depend on age, gender and risk classification, the type of underwriting and the policy.

State Premium Tax Charge
States assess premium taxes at various rates. We deduct the applicable state rate from each premium to cover the cost of the premium taxes we must pay the state. The states currently assess charges ranging from 0.80% to 3.50% of premiums. We may increase or decrease the charge we take from your premium payments if your state's rate changes, or if you change your state of residence. We currently do not deduct this charge from premiums that are in excess of the Target Premium for the policy for a policy year.

Deferred Acquisition Cost Tax Charge
We deduct a charge of 1.5% from each premium payment to the policy to reimburse the Company for our federal income tax liability relating to our receipt of premium. We currently do not deduct this charge from premiums that are in excess of the Target Premium for the policy for a policy year.

Periodic Charges

Monthly Charges
We make monthly deductions on each monthly calculation day from your policy value according to your specified allocation schedule. You initially choose this schedule in your application, but can change it later. Should any of the investment options on your schedule become depleted, unless we agree otherwise, we will proportionally increase the deduction from the remaining investment options.

.. Administrative Charge. We assess this monthly charge as compensation for the expenses we incur in administering your policy. This charge reimburses us for such services as billing and collections, monthly processing, updating daily values and communicating with policyholders.

  We currently charge each policy $5 per month, but reserve the right to charge up to $10 per month.

.. Cost of Insurance. We determine this charge by multiplying the appropriate cost of insurance rate by the net amount at risk. The net amount at risk is the difference between your policy's death benefit and your policy value. We generally base our rates on the insured person's gender, attained age, underwriting type and risk class. We also consider the duration, or how long the policy has been in force. We are not permitted to consider gender as a factor in some states and under certain qualified plans.

  We base the actual monthly cost of insurance charge on what we expect our future mortality experiences will be. Charges will not exceed the guaranteed cost of insurance rates set forth in your policy. The guaranteed maximum rates are equal to 100% of the 1980 Commissioners Standard Ordinary ("CSO") Mortality Table [based on the Insured's last birthday].

  We will apply any change in our cost of insurance rates uniformly to all persons of the same gender, insurance age, underwriting type and risk class whose policies have been in force for the same length of time. We currently insure lives as either standard risk class or a risk class involving a higher mortality risk. We determine your risk class based on your health and the medical information you provide. Lives in the standard risk classes will have a lower cost of insurance for otherwise identical policies, than lives in the higher mortality risk classes.

  Nonsmokers will generally incur a lower cost of insurance than will similarly situated smokers.

  The type of underwriting chosen for your policy could have an effect on the cost of insurance rate applied to your policy.

.. Mortality and Expense Risk Charge. We assume a mortality risk that, as a whole, the people we insure may die sooner than expected. We would then pay greater total death benefits than we had expected.

  We assume an expense risk that expenses we incur in issuing and maintaining the policies may exceed the administrative charges expected for the policies.

  We also assume other risks associated with issuing the policies, such as incurring greater than expected costs incurred due to policy loans.

.. If our policy-related expenses do not exceed the charges, or if our mortality projections prove to be accurate, we may profit from this charge. We may use profits from this charge for any proper purpose, including the payment of sales expenses or any other expenses that may exceed income in a given year.


  Your policy will pay a mortality and expense risk charge equal to a percentage of the investment option value on each monthly calculation day. Currently, during the first ten years, the rate will be equal to 0.40% annually. Beginning in policy year 11, the rate will be equal to 0.25% annually. We reserve the right to increase the mortality and expense risk charges up to a Guaranteed Maximum rate of 0.90% on an annual basis during all policy years.


  We do not collect the mortality and expense risk charge on amounts held in the Guaranteed Interest Account.

.. Cost of Optional Insurance Features (Riders). Some of the available rider benefits you may choose incur an additional monthly charge. These options are available only if approved in your state.

  The Executive Benefit - VUL policy has two riders available at no additional charge:

  .  Cash Surrender Value Enhancement Benefit; and
  .  Exchange of Insured.

  We charge for providing benefits under the following rider:

  . Flexible Term Insurance. We charge the applicable cost of insurance rates for the "net amount at risk" attributable to the rider's face amount.

.. Loan Interest Charged. We charge your policy for outstanding loans at the rates illustrated in the tables below until the policy anniversary nearest the insured person's 65th birthday. The loan interest rate in effect after the policy anniversary nearest the insured's 65th birthday is 2.25%.

  As shown, the rate we charge your policy is higher than the rate we credit the loaned portion of the Guaranteed Interest Account.

                                            Rate we credit the
                                            loaned portion of the
                         Loan Interest Rate Guaranteed Interest
                              Charged            Account
                  Policy Current Guaranteed Current   Guaranteed
                  Years   Rates   Maximum    Rates     Maximum
                  1-10    2.75%     4.75%      2%         4%
                  11-16   2.50%     4.50%      2%         4%
                   16+    2.25%     4.25%      2%         4%

Conditional Charges
We impose some other charges only if certain events occur:

.. Partial Surrender Charge. We do not currently charge for partial surrenders, but we reserve the right to deduct up to 2% of the partial surrender amount up to a maximum of $25. We would begin to impose this charge if necessary to offset the costs associated with processing partial surrenders.


.. Transfer Charge. Currently we do not charge for transfers between investment options, however we reserve the right to charge up to $10 for each transfer in excess of two each calendar year. If we were to impose a transfer charge, it would be intended to recoup the cost of administering the transfer.


Other Charges
.. Other Tax Charges. Currently no charge is made to the Separate Account for federal income taxes that may be attributable to the Separate Account. We may, however, make such a charge in the future for these or any other taxes attributable to the Separate Account.

.. Fund Charges. As compensation for investment management services to the funds, the advisors to the funds are entitled to fees, payable monthly and based on an annual percentage of the average aggregate daily net asset values of each series.

These fund charges and other expenses are described more fully in the respective fund prospectuses.

The Policy
--------------------------------------------------------------------------------

Contract Rights

Owner
The owner is the person who applies for the policy and who will generally make the choices that determine how the policy operates while it is in force. When we use the terms "you" or "your", in this prospectus, we are referring to the owner.

Insured
The insured is the person on whose life the policy is issued. You name this person in the application for the policy. The person to be insured must be at least 18 years old. The maximum ages we insure are:

..  85 for policies with full Underwriting;

..  70 for policies with Simplified Issue Underwriting; and

..  64 for policies with Guaranteed Issue Underwriting.

We may require that you provide evidence that the person to be insured is insurable. This could require a medical examination.

Beneficiary
The beneficiary is the person you name in the application to receive any death benefit. You may name different classes of beneficiaries, such as primary and secondary. These classes will set the order of payment.

Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before the insured dies by sending a written request to our Phoenix VPMO. Generally, the change will take effect as of the date your request is signed.

If no beneficiary is living when the person insured dies we will pay you the death benefit, unless you have given us other instructions; or, if you are no longer living, we will pay the death benefit to your estate.

Contract Limitations

Assignment
You may assign the policy. We will not be bound by such assignment until we receive a written copy of the assignment, nor will we be liable for any payment we make before then. We assume no responsibility for determining whether an assignment is valid.

Purchasing a Policy

Underwriting Procedures
We base our rates on the insured person's gender, attained age, underwriting type and risk class. We may require certain medical information in order to determine the risk class of the person to be insured. We are not permitted to consider gender as a factor in some states and under certain qualified plans.

The type of underwriting we provide for the case for which your policy is a part, could have an effect on the cost of insurance rates we assess on a policy. The types of underwriting we offer for these policies are:

..  Full Underwriting;

..  Simplified Issue Underwriting; and

..  Guaranteed Issue Underwriting.

We retain the right to refuse to process your application within seven days after we receive it. We retain the right to decline to issue your policy even if we have approved your application for processing. We will accept payment at the time the policy is issued.

Eligible Purchasers
You may purchase a policy on the life of any person provided you have an insurable interest in the life to be insured and the consent of the person to be insured.

Policy Availability
The policy will be issued on a "case" basis. A case usually has a sponsor, and usually contains multiple policies, though we may consider one person and one policy a case. You may exercise your ownership rights under the policy through the sponsoring organization or employer. Should your relationship with the sponsor end, you may then exercise your policy rights directly with us.

Minimum Death Benefit
The policy has a minimum death benefit in order to qualify as life insurance under current federal tax law.

You must choose between the two methods used to determine the minimum death benefit when you purchase the policy. Your choice is irrevocable:

1)The Cash Value Accumulation Test determines the minimum death benefit by multiplying the policy value by the minimum death benefit percentage. The percentages depend on age and gender.

2)The Guideline Premium Test determines the minimum death benefit as a percentage of policy value, but the percentage varies only with age.

Minimum Issue Premium
We generally require a minimum premium on a case basis of $100,000 for fully underwritten cases and $50,000 for simplified issue and guaranteed issue cases. There may be additional restrictions in some states.

Premium Payments

Executive Benefit - VUL is a flexible premium variable and fixed universal life insurance policy. It has a death benefit, cash surrender value and a loan privilege, as does a traditional fixed benefit whole life policy. The policy differs from a fixed benefit whole life policy, however, because you may allocate policy value to one or more investment options of the Separate Account or the Guaranteed Interest Account. Each investment option of the Separate Account, in turn, invests its assets exclusively in a portfolio of a fund. The policy value varies according to the investment performance of the investment portfolio to which policy value has been allocated.

The issue premium is due on the policy date. We will not apply your initial premium payment before we approve you for coverage. If you submit the initial premium payment before we make a coverage determination, we will deposit your premium into a non-interest bearing account. The insured must be alive when the issue premium is paid. You should deliver the issue premium payment to your registered representative, who will forward it to our underwriting department.


We will generally allocate the issue premium, less applicable charges, according to your instructions. We may accept alternate instructions from you to prevent your policy from becoming a Modified Endowment Contract. For more information, refer to the section, "Federal Income Tax Considerations."


We reduce premium payments by the sales charge, state premium tax charge and deferred acquisition tax charge before we apply them to your policy. We will apply this net premium among your chosen investment options. We will buy any investment option units at the investment option unit values next calculated after we receive the premium. We establish maximum premium limits and may change them from time to time. You may make additional premium payments at any time. The minimum premium payment during a grace period is the amount needed to prevent policy lapse. At all other times the minimum acceptable payment is $100. You should send additional premium payments to VPMO.

The policy will have a total premium limit determined by the definition of life insurance test chosen in the application. This limit is applied to the sum of all premiums paid under the policy. If the total premium limit is exceeded, the policy owner will receive the excess, with interest at an annual rate of not less than 3%, not later than 60 days after the end of the policy year in which the limit was exceeded. The policy value will then be adjusted to reflect the refund. To pay such refund, amounts taken from each investment option or the Guaranteed Interest Account will be done in the same manner as for monthly deductions. You may write to us and give us different instructions. The total premium limit may be exceeded if additional premium is needed to prevent lapse or if we subsequently determine that additional premium would be permitted by federal laws or regulations.

Policy Refund
Should you elect to return your policy under your right to cancel we will treat your policy as if we had never issued it. We will return the sum of the following as of the date we receive the returned policy:

1)the current policy value less any unpaid loans and loan interest; plus

2)any monthly deductions, partial surrender fees and other charges made under the policy.

General
--------------------------------------------------------------------------------

Postponement of Payments

We may postpone payment of surrenders, partial withdrawals, policy loan or death benefits in excess of the initial face amount under any of the following circumstances:

.. we may postpone for up to six months, payment for any transaction that depends on the value of the Guaranteed Interest Account;

.. we may postpone payment whenever the NYSE is closed other than for customary weekend and holiday closings, trading on the NYSE is restricted, on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day); or

.. when the SEC decides an emergency exists and the sale of securities or the determination of the value of securities in the Separate Account is not reasonably practicable.

Transfers also may be postponed under these circumstances.


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances require us to block a policy owner's ability to make certain transactions and, as a result, we may refuse to accept requests for transfers, withdrawals, surrenders or death benefits, until we are so instructed by the appropriate regulator. We may also be required to provide additional information about you and your policy to government regulators.


Optional Insurance Benefits (Riders)
You may elect additional benefits by selecting available riders under a policy. You may cancel these riders at any time. We may deduct a charge for each additional rider you choose. If you choose any of these riders, we will provide more details in the form of a rider attached to the policy. The following riders are currently available (if approved in your state). We may make additional riders available in future.

.. Cash Surrender Value Enhancement Benefit Rider. This rider can provide enhanced cash surrender values upon certain early duration surrenders and replaces the refund of sales charge, if applicable.

.. Exchange of Insured Rider. This rider allows you to change the person insured by the policy. Subsequent charges for the policy will then be based on the new person insured by the policy. The policy's incontestability and suicide exclusion periods will begin anew from the date of the change.

  You will be required to pay an exchange adjustment if the value of the policy prior to the exchange is insufficient to provide a positive value following the exchange.

  Should the policy value be large enough to cause the death benefit to exceed the limitations for the new policy, we will use the excess policy value to reduce any outstanding loans, or return the excess in cash.

  You may be required to pay back a portion of any outstanding loans in order that the loan value of the new policy is within our set limits.

  Such a policy exchange does not qualify for tax deferral, therefore, you will be liable for taxes on any previously unrecognized gains in the policy.

.. Flexible Term Insurance Rider. This Rider allows you to purchase additional term insurance on the person insured under the policy. The term insurance face amount may not exceed ten times the initial base policy face amount. This rider is only available to those under the age of 100. We charge the applicable cost of insurance rates for the "net amount at risk" which is attributable to the rider's face amount.

Requests for Decrease in Face Amount
You may request a decrease in face amount at any time after the first policy year. Unless we agree otherwise, the decrease must be at least $10,000 and the face amount remaining after the decrease must be at least $50,000. All face amount decrease requests must be in writing and will be effective on the first monthly calculation day following the date we approve the request.

A decrease in face amount generally decreases the death benefit. A decrease in the death benefit could result in certain income tax consequences.

Partial Surrender and Decreases in Face Amount: Effect on Death Benefit
A partial surrender or a decrease in face amount generally decreases the death benefit. Upon a decrease in face amount or partial surrender, a partial surrender charge may be deducted from the policy value based on the amount of the decrease or partial surrender. A decrease in face amount reduces the death benefit on the next monthly calculation day. A partial surrender reduces the death benefit immediately. A decrease in the death benefit may have tax consequences.

Increases in Face Amount
You may request that we increase the face amount of your policy after the first policy anniversary. You must make your request in writing and provide evidence of insurability.

We generally require a minimum increase of $25,000. The increase takes effect on the next policy anniversary.

We will increase the monthly cost of insurance deductions as a result of a face amount increase. Therefore, your cash surrender value must be sufficient to pay the monthly deduction or we will require an additional premium.

You will have a right to cancel the requested increase in face amount within the 45 days following the increase and you will receive a refund of the increased cost of insurance charges.

Please see the Statement of Additional Information for information regarding possible implications of a material change in the policy resulting from a face amount increase in the Statement of Additional Information.

Surrenders
You may take a full or partial surrender of your policy at any time as long as the insured person is living and the policy is in force. The amount available for a full surrender will be the cash surrender value at the end of the valuation period during which we receive the surrender request. The cash surrender value will be the policy value reduced by any charges due and the amount of any outstanding loans plus any additional amounts provided under the Refund of Sales Charge feature or by rider. We do not assess a surrender charge.

In order to request a full or partial surrender you must send a written request in a form satisfactory to us at our VPMO. We may also require you to submit your policy. A full or partial surrender will be effective as of the date we receive your written request, in good order.

We generally pay a surrendered amount within seven days of receiving your written request in good order. You may choose to receive a surrendered amount in a lump sum or you may apply it to any of our available payment options. We may postpone surrender payments under certain circumstances.

Partial Surrenders
You may receive a part of the policy's cash surrender value by requesting a partial surrender of the policy. The amount available for partial surrender is the policy value reduced by the amount of any outstanding loans and further reduced by any charges due. You must submit a written request to our VPMO. We may require you to return your policy before we make payment. A partial surrender will be effective on the date we receive your written request and the returned policy, if required. We reserve the right to charge a fee of up to 2% of the partial surrender amount up to a maximum of $25.

We do not normally permit partial surrenders of less than $500. We may require you to surrender the entire value allocated to an investment option if the partial surrender would result in a value below $500 in that investment option.

You may choose in what proportions we deduct the partial surrender amount from among your investment options. If you do not choose we will make the deductions in the same manner as for monthly deductions.

We will reduce your policy's cash value by the partial surrender amount paid and the partial surrender fee, if deducted.

Death Benefit
You choose your Death Benefit Option when you apply for your policy. If you change from Death Benefit Option 1 to Death Benefit Option 2, the face amount will be decreased by the Policy Value, and if you change from Death Benefit Option 2 to Death Benefit Option 1, the face amount will be increased by the Policy Value. You are permitted to change between Death Benefit Option 1 and Death Benefit Option 2. You may not change to or from Death Benefit Option 3.

                                        Value we apply to payment option
 Death Benefit Option 1                 The greater of (a) or (b) where:
                                        (a) is the policy's face amount; and
                                        (b) is the minimum death benefit in
                                        effect on the date of death.

 Death Benefit Option 2                 The greater of (a) or (b), where:
                                        (a) is equal to the policy's face
                                        amount on the date of death plus the
                                        policy value; and
                                        (b) is the minimum death benefit in
                                        effect on the date of death.

 Death Benefit Option 3                 The greater of (a), (b), or (c),
                                        where:
                                        (a) is equal to the policy's face
                                        amount as of the date of death plus
                                        the sum of all premiums minus
                                        withdrawals,
                                        (b) is equal to the policy's face
                                        amount on the date of death; and
                                        (c) is the minimum death benefit in
                                        effect on the date of death.

Loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit.

Payment of Proceeds
--------------------------------------------------------------------------------

Surrender and Death Benefit Proceeds
We will process death benefits and full or partial surrenders at unit values next computed after we receive the written request for surrender or due proof of death, provided the request is complete and in good order. Payment of surrender or death proceeds usually will be made in one lump sum within seven days, unless another payment option has been elected. Payment of the death proceeds, however, may be delayed if the claim for payment of the death proceeds needs to be investigated in order to ensure payment of the proper amount to the proper payee. Any such delay will not be beyond that reasonably necessary to investigate such claims consistent with insurance practices customary in the life insurance industry.

You may elect a payment option for payment of the death proceeds to the beneficiary. You may revoke or change a prior election, unless such right has been waived. The beneficiary may make or change an election before payment of the death proceeds, unless you have made an election that does not permit such further election or changes by the beneficiary.

A written request in a form satisfactory to us is required to elect, change or revoke a payment option.

The minimum amount of surrender or death proceeds that may be applied under any payment option is $1,000.

If you assigned the policy as collateral security, we will pay any amount due the assignee in one lump sum. We will then pay any remaining proceeds under the selected payment option.

Payment Amount
We will make a death benefit payment based on the death benefit option in effect at the time. The amount available for a full surrender or as a death benefit is the policy value reduced by any outstanding loans and by any charges due plus any additional amounts provided under the Refund of Sales Charge feature or by rider. A partial surrender must be at least $500.

Payment Options
You may apply all or part of the surrender or death proceeds of a policy under one or more of the following payment options. We may offer other payment options or alternative versions of these options in future. Your policy will have more information about the payment options.

Payment Option 1--Lump Sum
We pay all proceeds as one sum.

Payment Option 2--Left to Earn Interest
We pay interest on the principal for the beneficiary's lifetime. We guarantee an annual interest rate of at least 3%.

Payment Option 3--Payment for a Specific Period
We pay equal installments for a specified period whether the payee lives or dies. We make the first payment on the date of settlement. We guarantee an annual assumed interest rate on the unpaid balance of at least 3%.

Payment Option 4--Life Annuity with Specified Period Certain
We will pay equal installments for the specified period certain, and continue to make payments as long as the payee lives. There is a choice of three specified periods:

..  10 years; or

..  20 years; or

..  until the installments paid refund the amount applied under this option.

If the payee is not living when the final payment falls due, that payment will be limited to the amount which needs to be added to the payments already made to equal the amount applied under this option.

If, for the age of the payee, a period certain is chosen that is shorter than another period certain paying the same installment amount, we will consider the longer period certain as having been elected.

We use an annual interest rate of 3 3/8% to compute payments for any life annuity with a period certain of less than 20 years. We use an annual interest rate of 3 1/4% to compute payments for any life annuity with a period certain of 20 years or more.

Payment Option 5--Life Annuity
We pay equal installments to the payee for life beginning on the date of settlement. When the payee dies we will make no more payments of any kind. We will use a guaranteed annual interest rate of at least 3 1/2% to compute payments under this option.

Payment Option 6--Payments of a Specified Amount
We pay equal installments out of the principal and interest on that principal until the principal remaining is less than the amount of the installment. We then make a final payment of the remaining principal and interest. We pay the first installment on the date of settlement. Payments will include interest on the remaining principal at a guaranteed annual rate of at least 3%. We will credit interest at the end of each year. Should the interest credited at the end of the year exceed the income payments made in the preceding 12 months, we will pay the excess in one sum.

Payment Option 7--Joint Survivorship Annuity with 10-year Period Certain
We pay equal installments beginning on the settlement date for a minimum of ten years continuing thereafter as long as either payee is alive. Should both payees die before the 10-year period certain ends, we will make the remaining payments to their beneficiaries.

The younger payee must be at least 40 years old. We will use a guaranteed annual interest rate of at least 3 3/8% to compute payments under this option.

Transfer of Policy Value
--------------------------------------------------------------------------------

Internet, Interactive Voice Response and Telephone Transfers
You may transfer your policy value among the available investment options and make changes to your premium payment allocations by Internet, Interactive Voice Response ("IVR") or Telephone. You may write to VPMO or call VULA between the hours of 8:30 AM and 4:00 PM, Eastern Time. (The appropriate address and telephone number are on page 1.) We will execute a written request the day we receive it at VPMO. We will execute transfers on the day you make the request except as noted below.

We do not charge for transfers at this time. However, we reserve the right to charge a fee of $10 for each transfer after your first two transfers in a policy year. Should we begin imposing this charge, we would not count transfers made under a Systematic Transfer Program toward the two-transfer limit. For more information, see "Disruptive Trading and Market Timing."

You may permit your registered representative to submit transfer requests on your behalf.

PLAC and Phoenix Equity Planning Corporation ("PEPCO"), our national distributor, will use reasonable procedures to confirm that transfer instructions are genuine. We require verification of account information and will record telephone instructions on tape. You will receive written confirmation of all transfers PLAC and PEPCO may be liable for following unauthorized instructions if we fail to follow our established security procedures. However, you will bear the risk of a loss resulting from instructions entered by an unauthorized third party that PLAC and PEPCO reasonably believe to be genuine.

We may modify or terminate your transfer and allocation privileges at any time. You may find it difficult to exercise these privileges during times of extreme market volatility. In such a case, you should submit your request in writing.

Transfer Restrictions
We do not permit transfers of less than $500 unless either:


..  the entire balance in the investment option or the Guaranteed Interest
   Account is being transferred; or


..  the transfer is part of a Systematic Transfer Program.


We reserve the right to prohibit a transfer to any investment option if the value of your investment in that investment option immediately after the transfer would be less than $500. We further reserve the right to require that the entire balance of a investment option or the Guaranteed Interest Account be transferred if the value of your investment in that investment option immediately after the transfer, would be less than $500.


You may make only one transfer per policy year from the non-loaned portion of the Guaranteed Interest Account unless the transfers are made as part of a Systematic Transfer Program or unless we agree to make an exception to this rule. The amount you may transfer is limited to the greatest of $1,000 or 25% of the value of the non-loaned portion of the Guaranteed Interest Account. You may transfer policy value into the Guaranteed Interest Account at anytime.

Market Timing and Other Disruptive Trading
--------------------------------------------------------------------------------


We discourage market timing activity, frequent transfers of policy value among investment options and other activity determined to be "Disruptive Trading", as described below. Your ability to make transfers among investment options under the policy is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege constitutes "Disruptive Trading" that may disadvantage or potentially harm the rights or interests of other policy owners.

"Disruptive Trading" includes, but is not limited to: frequent purchases, redemptions and transfers; transfers into and then out of a investment option in a short period of time; and transfers of large amounts at one time. The risks and harmful effects of Disruptive Trading include:

.. dilution of the interests of long-term investors in a investment option, if market timers or others transfer into or out of the investment option rapidly in order to take advantage of market price fluctuations;


.. an adverse affect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and

..  increased brokerage and administrative expenses.

To protect our policy owners and the underlying funds from Disruptive Trading, we have adopted certain policies and procedures.


Under our Disruptive Trading policy, we can modify your transfer privileges for some or all of the investment options. Modifications include, but are not limited to, not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any investment option at any one time. Unless prohibited by the terms of your policy, we may (but are not obligated to):


.. limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),


.. restrict the method of making a transfer (e.g., require that all transfers into a particular investment option be sent to our Service Center by first class U.S. mail and/or rescind telephone, internet, IVR or fax transfer privileges),

.. require a holding period for some investment options (e.g., prohibit transfers into a particular investment option within a specified period of time after a transfer out of that investment option),


.. impose redemption fees on short-term trading (or implement and administer redemption fees imposed by one or more of the underlying funds), or

..  impose other limitations or restrictions.

Currently, we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency of a policy owner's transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other policies owned by or under the control or influence of the same individual or entity. We currently review transfer activity on a regular basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.

Because we reserve discretion in applying these policies, they may not be applied uniformly. However, we will to the best of our ability apply these policies uniformly. Consequently, there is a risk that some policy owners could engage in Disruptive Trading while others will bear the effects of their activity.

Currently, we attempt to detect Disruptive Trading by monitoring activity for all policies. Possible Disruptive Trading activity may result in our sending a warning letter advising the owner of our concern. Regardless of whether a warning letter is sent, once we determine that Disruptive Trading activity has occurred, we may revoke the owner's right to make Internet and Interactive Voice Response (IVR) transfers. We will notify policy owners in writing (by mail to their address of record on file with us) if we limit their trading.

We have adopted these policies and procedures as a preventative measure to protect all policy owners from the potential affects of Disruptive Trading, while recognizing the need for policy holders to have available reasonable and convenient methods of making transfers that do not have the potential to harm other policy owners.

We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, IVR, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

We cannot guarantee that our monitoring will be 100% successful in detecting and restricting all transfer activity that constitutes Disruptive Trading. Moreover, we cannot guarantee that revoking or limiting a policy owner's Internet, IVR, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be. Because we may not be able to detect or deter all Disruptive Trading and because some of these funds are available through other insurance companies, some policy owners may be treated differently than others, resulting in the risk that some policy owners could engage in Disruptive Trading while others will bear the effects of their activity.


Orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. Phoenix has entered into information sharing agreements with the underlying funds of this variable life insurance product as required by Rule 22c-2 of the Investment Company Act of 1940. The purpose of the information sharing is to provide information to the underlying funds so that they can monitor, warn, and restrict policyholders who may be engaging in disruptive trading practices as determined by the underlying funds. We reserve the right to reject, without prior notice, any transfer request into any investment option if the purchase of shares in the corresponding underlying fund is not accepted for any reason.

We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement.


We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our Disruptive Trading policy.

Systematic Transfer Programs
--------------------------------------------------------------------------------

You may elect a systematic transfer program that we offer under the policy. We reserve the right to change, eliminate or add optional programs subject to applicable laws.


We base transfers under a Systematic Transfer Program on the investment option values next determined following our receipt of your transfer request. You may have only one program in effect at a time.


Asset Rebalancing Program

Under this program, we transfer policy value among the investment options to match your chosen allocation percentages. You can choose to have us make these transfers monthly, quarterly, semi-annually or annually. We do not permit transfers to or from the Guaranteed Interest Account.


You may start or discontinue this program at any time by submitting a written request to the VPMO (see page one). The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. The Asset Rebalancing Program is not available while the Dollar Cost Averaging Program is in effect. We do not charge for this program.

Dollar Cost Averaging Program

Under this program, you can allocate initial or subsequent premium to one of the investment options or the Guaranteed Interest Account (a "source account") and periodically we will make transfers from the source account you designate to one or several of the available investment options ("target investment options"). You choose to make these transfers monthly, quarterly, semiannually or annually. The minimums you may transfer from the source account are:


 .  $25 monthly                         .  $150 semiannually
 .  $75 quarterly                       .  $300 annually

You must have at least $1,000 in the source account to begin a Dollar Cost Averaging Program. Should the value in the source account fall below the transfer amount, we will transfer the remaining balance and end the program.

Transfers must be made in approximately equal amounts over a minimum of 18 months. The Dollar Cost Averaging Program is not available if you invest through a bank draft program.

You may start or discontinue this program at any time by submitting a written request to the VPMO (see page one). Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market. The Dollar Cost Averaging Program is not available while the Asset Rebalancing Program is in effect. We do not charge for this program.

Policy Loans
--------------------------------------------------------------------------------

You may generally borrow up to 90% of your policy value less any outstanding debt. We will count any outstanding loans and loan interest toward that 90% limit. We do not generally allow loans of less than $500.


Policy value for loaned amounts increases at the rate we credit the loaned portion of the Guaranteed Interest Account, whereas non-loaned policy value varies with the investment performance of the chosen investment options or at the rate we credit the non-loaned portion of the Guaranteed Interest Account. Loans can also reduce your policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit. The policy's cash value available for withdrawal is also reduced by the amount of any outstanding loans and loan interest.


When you take a loan, we will take an amount equal to the loan from your investment options as collateral and deposit it to the "loaned portion" of the Guaranteed Interest Account. You may instruct us how to withdraw policy value from your investment options for deposit to the loaned portion of the Guaranteed Interest Account. If you do not instruct us, we will make the withdrawal in the same manner as for monthly deductions.

We charge interest on the loan at the annual rates given below until the policy anniversary nearest the insured's 65th birthday, compounded daily and payable in arrears:

                                            Rate we credit the
                                            loaned portion of the
                         Loan Interest Rate Guaranteed Interest
                              Charged            Account
                  Policy Current Guaranteed Current   Guaranteed
                  Years   Rates   Maximum    Rates     Maximum
                  1-10    2.75%     4.75%      2%         4%
                  11-16   2.50%     4.50%      2%         4%
                   16+    2.25%     4.25%      2%         4%

The loan interest rate in effect after the policy anniversary nearest the insured's 65th birthday is 2.25%.


At the end of each policy year, all interest due will be treated as a new loan and will be offset by a transfer from your investment options and the non-loaned portion of the Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account.


We credit the loaned portion of the Guaranteed Interest Account with interest at an effective annual rate of 2%, compounded daily and payable in arrears. At the end of each policy year, or when you repay a loan, the interest credited to the loaned portion of the Guaranteed Interest Account will be transferred to the non-loaned portion of the Guaranteed Interest Account.

You may repay a loan at any time as long as the policy is in force and at least one insured person is living. We apply loan repayments first to pay any outstanding loan interest. We then apply any remaining amount to reduce the loaned portion of the Guaranteed Interest Account and correspondingly increase the non-loaned portion of the Guaranteed Interest Account. If you make a loan repayment that exceeds the remaining loan interest and loan balance, we will treat the excess as a premium payment.

We will use any loan repayment we receive during a grace period first to pay any overdue monthly deductions. We will then apply any remaining balance to reduce loan interest and any loans.

We will apply any payment we receive while you have outstanding loans to reduce loan interest and the loans, unless you designate it as a premium payment.

Failure to repay a policy loan or to pay loan interest will not terminate the policy unless your policy's cash surrender value becomes insufficient to maintain the policy in force.

The proceeds of policy loans may be subject to federal income tax under some circumstances.

A policy loan will have a permanent effect on the policy value because the investment results of the loaned portion of the Guaranteed Interest Account will differ from that of investment options. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. Outstanding loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit. The policy's cash value available for withdrawal is also reduced by the amount of any outstanding loans and loan interest.

Lapse and Reinstatement
--------------------------------------------------------------------------------

Payment of the issue premium, no matter how large or the payment of additional premiums will not guarantee the policy will remain in force. If you take a partial surrender or a policy loan, it could negatively affect the policy value, and therefore increase the risk of policy lapse.

If, on any monthly calculation day, the policy value, less any outstanding debt, is less than the monthly deduction, we will allow a grace period of 61 days during which you must pay an amount equal to three times the required monthly deduction to prevent the policy from lapse.

If you fail to make the required payment before the 61-day grace period ends, the policy will lapse and expire without value. We will mail you notice at least 30 days before any potential lapse will occur.


The policy will remain in force during the grace period however, we will not permit any investment option transfers, loans, full or partial surrenders. We apply any premium payment we receive during the grace period, less the premium expense charge, to first pay any monthly deductions due during the grace period. We will apply any excess premium according to your current premium allocation schedule.


The death benefit during the grace period is equal to the death benefit immediately before the grace period begins.

Federal Income Tax Considerations
--------------------------------------------------------------------------------

Introduction
This discussion is general in nature and is not intended as income tax advice. We make no attempt to consider any estate and inheritance taxes, or any state, local or other tax laws. Because this discussion is based upon our understanding of federal income tax laws as they are currently interpreted, we cannot guarantee the income tax status of any policy. The Internal Revenue Service ("IRS") makes no representation regarding the likelihood of continuation of current federal income tax laws, U.S. Treasury regulations or of the current interpretations. We reserve the right to make changes to the policy to assure that it will continue to qualify as a life insurance contract for federal income tax purposes.


The ultimate effect of federal income taxes on values under the Separate Account and on the economic benefit to you or your beneficiary depends on our income tax status and upon the income tax status of the policy owner. Policy owners should consult their own independent tax advisors for advice and information relating to their particular tax situation.


Income Tax Status
We are taxed as a life insurance company under the Internal Revenue Code of 1986 (the "Code"), as amended. For federal income tax purposes, neither the Separate Account nor the Guaranteed Interest Account is a separate entity from Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company and their operations form a part of the companies.

Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the value of the Separate Account. Investment income of the Separate Account, including realized net capital gains, is not taxed to us. Due to our income tax status under current provisions of the Code, no charge currently will be made to the Separate Account for our federal income taxes which may be attributable to the Separate Account. We reserve the right to make a deduction for taxes if our federal income tax treatment is determined to be other than what we currently believe it to be, if changes are made affecting the income tax treatment to our variable life insurance contracts, or if changes occur in our income tax status. If imposed, such charge would be equal to the federal income taxes attributable to the investment results of the Separate Account.

Policy Benefits


Tax Treatment as Life Insurance
In order to be treated as life insurance for federal income tax purposes, the policy must meet certain requirements. If these requirements are met, the death benefits are generally received without federal income tax and the earnings on the policy are not subject to federal income tax until withdrawn. These requirements include definitional tests and rules for diversification of the policy's investments (described below).

There are two definitional tests for life insurance in the Internal Revenue
Code: (1) Cash Value Accumulation Test, and (2) Guideline Premium Test. The selection of the tests is made at issue and cannot be changed thereafter. The choice of test is dependent on several factors, including the insured's age at issue and intention of the owner concerning policy funding patterns. If this policy permits the policy owner to select the applicable test, this selection must be made at issue and cannot be changed thereafter.

Under the Cash Value Accumulation Test, there must, at all times, be a minimum ratio of death benefit to cash value. Compliance with the test is based on the policy design at issue. The premiums permitted under this test are based on the death benefit, age and characteristics of the insured and types of riders on the policy.

Under the Guideline Premium Test, there is a limit as to the amount of premium that can be paid into the policy in relation to the death benefit. The initial premium limit is based on the death benefit, age and characteristics of the insured and types of riders on the policy. The actual premium limits each year will depend on the amount of premiums paid in a prior year. In addition to this premium test, there is also a minimum ratio of death benefit to cash value under the Cash Value Corridor. This Corridor looks to the age of the insured and the cash value each year and may require periodic adjustments in death benefit for compliance. In general, the death benefit required under this test is lower in the early years than that under the Cash Value Accumulation Test.


Death Benefit Proceeds

The policy, whether or not it is a modified endowment contract (see "Modified Endowment Contracts"), should be treated as meeting the definition of a life insurance contract for federal income tax purposes under Section 7702 of the Code. As such, the death benefit proceeds thereunder should be excludable from the gross income of the beneficiary under Code Section 101(a)(1) unless there has been a transfer for valuable consideration or unless the specific requirements relating to Business and Corporate-Owned Policies are not met (see "Business and Corporate-Owned Policies"). Also, a policy owner should not be considered to be in constructive receipt of the cash value, including investment income. However, see the sections below on possible taxation of amounts received under the policy, via full surrender, partial surrender or loan. In addition, it is possible that the IRS may consider a benefit paid under a Living Benefits Rider as taxable income in the year of receipt.



As described above, Code Section 7702 imposes certain conditions with respect to premiums received under a policy. We monitor the premiums to assure compliance with such conditions. However, if the premium limitation is exceeded during the year, we may return the excess premium, with interest, to the policy owner within 60 days after the end of the policy year, and maintain the qualification of the policy as life insurance for federal income tax purposes.


Full Surrender
Upon full surrender of a policy for its cash value, the excess, if any, of the cash value (unreduced by any outstanding indebtedness) over the premiums paid will be treated as ordinary income for federal income tax purposes. The full surrender of a policy that is a modified endowment contract may result in the imposition of an additional 10% tax on any income received.

Partial Surrender

If the policy is classified as a modified endowment contract, partial surrenders and other distributions are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on modified endowment contracts below. If the policy is not a modified endowment contract, partial surrenders are generally not taxable. There are situations, however, in which a partial surrender, accompanied by a reduction in death benefits can result in current taxation. Under Code
Section 7702(f)(7), where a reduction in death benefits occurs during the first 15 years after a policy is issued and there is a cash distribution associated with that reduction, the policy owner may be taxed on all or a part of that amount distributed. A reduction in death benefits may result from a partial surrender. After 15 years, the proceeds will not be subject to tax, except to the extent such proceeds exceed the total amount of premiums paid but not previously recovered. We suggest you consult with your tax advisor in advance of a proposed decrease in death benefits or a partial surrender as to the portion, if any, which would be subject to tax, and in addition as to the impact such partial surrender might have under the rules affecting modified endowment contracts.


Loans
We believe that any loan received under a policy will be treated as your indebtedness. If the policy is a modified endowment contract, loans are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on modified endowment contracts. If the policy is not a modified endowment contract, we believe that no part of any loan under a policy will constitute income to you as long as the policy remains in force.


The deductibility by a policy owner of loan interest under a policy is limited under Code Section 264. In most cases, there is no interest deduction permitted, although in limited circumstances, a current deduction may be permitted. We suggest you consult with your tax advisor to determine that amount, if any, of your policy loan interest that may be deductible.

Business and Corporate-Owned Policies
If the policy is owned by an entity engaged in a trade or business, there are Internal Revenue Code provisions that apply to the tax treatment of premiums, policy loan interest, policy earnings and death benefits. No deduction is permitted for premiums paid if the policy owner is a beneficiary under the policy. With limited exceptions, no deduction is allowed for interest paid or accrued on any policy loan. An interest deduction disallowance rule on non-policy interest (e.g., interest relating to a different investment) paid or incurred by the owner may also apply in the case of a policy insuring the life of an individual who is not an owner of the policy owner, or an officer, director, or employee of the policy owner's business.

Death benefits may be subject to income tax unless (1) specified notice and consent provisions are met and (2) criteria are satisfied concerning the relationship between the insured and policy owner or the insured and the death benefits. The policy owner is solely responsible for ensuring that the notice and consent requirements and additional statutory criteria are satisfied. As required by the Internal Revenue Service, the policy owner must also comply with any required annual reporting and recordkeeping requirements. In addition, for certain corporate policy owners, the death benefits and policy earnings may be subject to tax under the corporate alternative minimum tax.


Modified Endowment Contracts

General

A life insurance policy is tested under the "7-pay test" of Code Section 7701A to determine if it is a modified endowment contract "MEC". This test is designed to distinguish policies that have more investment orientation from policies which are less investment oriented. Under this test, there is a premium limit that applies for the first 7 years of the policy and for 7 years after a material change to the policy. If the policy is classified as a MEC, there is no change to the terms of the policy; however, the tax treatment of loans, distributions and decreases is changed from the treatment for non-MEC policies. For a MEC, loans and other distributions will, in general, be taxed to the extent of accumulated income (generally, the excess of cash value over premiums paid).

We will modify your premium payments to determine if the premium paid will exceed the 7-pay limit. If such a payment occurs, we will remove the excess premium from your policy to reverse MEC status and offer you the opportunity to have the excess amounts reapplied. Premiums paid during a policy year but which are removed from the policy, with interest if any, within 60 days after the end of the policy year will be excluded from the 7-pay test. If you chose to have the premiums reapplied to your policy during the same policy year and your policy becomes a MEC, the MEC status cannot be reversed. A life insurance policy received in exchange for a modified endowment contract will be treated as a modified endowment contract.


Reduction in Benefits During the First Seven Years

If, during the first seven contract years, there is a reduction in death benefits or reduction or elimination of any Optional Insurance Benefits previously elected, the 7-pay test is recalculated assuming the lowered death benefits. This recalculation is retroactive back to the beginning of the policy and each premium actually paid is tested against the recalculated limit.


Distributions Affected

If a policy fails to meet the 7-pay test, it is considered a modified endowment contract only as to distributions in the year in which the test is failed and all subsequent policy years. However, distributions made in anticipation of such failure (defined as specifically including distributions made within two years prior to such failure) are considered distributions under a modified endowment contract.


Penalty Tax

Any amounts taxable under the modified endowment contract rule will be subject to an additional 10% excise tax, except for distributions that are:


..  made on or after the taxpayer attains age 59 1/2;

..  attributable to the taxpayer's disability (within the meaning of Code
   Section 72(m)(7)); or

.. part of a series of substantially equal periodic payments (not less often than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his beneficiary.

Material Change Rules

Any determination of whether the policy meets the 7-pay test will begin again any time the policy undergoes a "material change," which includes any increase in death benefits or any increase in or addition of a qualified additional benefit, except for an increase that is attributable to premiums paid "necessary to fund" the lowest death benefit and qualified additional benefits payable in the first seven policy years or to the crediting of interest or dividends with respect to these premiums.


A material change may occur at any time during the life of the policy (within the first seven years or thereafter), and future taxation of distributions or loans would depend upon whether the policy satisfied the applicable 7-pay test from the time of the material change. An exchange of policies is considered to be a material change for all purposes.

Serial Purchase of Modified Endowment Contracts

All modified endowment contracts issued by the same insurer (or affiliated companies of the insurer) to the same policy owner within the same calendar year will be treated as one modified endowment contract in determining the taxable portion of any loans or distributions made to the policy owner.


Limitations on Unreasonable Mortality and Expense Charges
The Code imposes limitations on unreasonable mortality and expense charges for purposes of ensuring that a policy qualifies as a life insurance contract for federal income tax purposes. The mortality charges taken into account to compute permissible premium levels may not exceed those charges required to be used in determining the federal income tax reserve for the policy, unless U.S. Treasury regulations prescribe a higher level of charge. In addition, the expense charges taken into account under the guideline premium test are required to be reasonable, as defined by the U.S. Treasury regulations. We will comply with the limitations for calculating the premium we are permitted to receive from you.

Qualified Plans
A policy may be used in conjunction with certain qualified plans. Since the rules governing such use are complex, you should not use the policy in conjunction with a qualified plan until you have consulted a pension consultant or income tax advisor.

Diversification Standards

To comply with the Diversification Regulations under Code Section 817(h), ("Diversification Regulations") each contract is required to be adequately diversified. Through the use of separate accounts, a contract can satisfy the diversification requirements as long as on the last day of each calendar quarter the separate account's assets be invested in no more than:


..  55% in any one investment

..  70% in any two investments

..  80% in any three investments

..  90% in any four investments

A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Separate Account; therefore, each series will be tested for compliance with the percentage limitations. For purposes of these diversification rules, all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer.



We intend to comply with the Diversification Regulations to assure that the policies continue to qualify as a life insurance contract, for federal income tax purposes.

Owner Control

For variable contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate Account Values from one fund of the separate account to another but you specifically cannot direct the investments each fund makes. If you have too much "investor control" of the assets supporting the separate account funds, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.



In 2003, the IRS in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this contract, like the contracts described in the Revenue Ruling, there is no arrangement, plan, contract, or agreement between the contract owner and the company regarding the availability of a particular investment option and, other than the contract owner's right to allocate premium payments and transfer funds among the available investment options, all investment decisions concerning the investment options will be made by us or an advisor in its sole and absolute discretion. At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance. Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment, the company reserves the right to modify the contract to the extent required to maintain favorable tax treatment.


Change of Ownership or Insured or Assignment

Changing the policy owner or the insured or an exchange or assignment of the policy may have tax consequences depending on the circumstances. Code
Section 1035 provides that a life insurance contract can be exchanged for another life insurance contract, without recognition of gain or loss, assuming that no money or other property is received in the exchange, and that the policies relate to the same insured. If the surrendered policy is subject to a policy loan, this may be treated as the receipt of money on the exchange. We recommend that any person contemplating such actions seek the advice of an income tax advisor.


Other Taxes
Federal estate tax, state and local estate, inheritance and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. We do not make any representations or guarantees regarding the tax consequences of any policy with respect to these types of taxes.

Withholding

We are required to withhold federal income taxes on the taxable portion of any amounts received under the policy unless you elect to not have any withholding or in certain other circumstances. You are not permitted to elect out of withholding if you do not provide a social security number or other taxpayer identification number. Special withholding rules apply to payments made to nonresident aliens. You are liable for payment of federal income taxes on the taxable portion of any amounts received under the policy. You may be subject to penalties if your withholding or estimated tax payments are insufficient. In 2004, the Department of Treasury ruled that income received by residents of Puerto Rico under a life insurance policy issued by a United States company is U.S.-source income that is subject to

United States Federal income tax. See Rev. Rul. 2004-74, 2004-31 I.R.B. 109. This ruling is also understood to apply to other nonresident alien policyholders.


The Phoenix Companies, Inc. - Legal Proceedings about Company Subsidiaries
--------------------------------------------------------------------------------

We are regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming us as a defendant ordinarily involves our activities as an insurer, investor, investment advisor or taxpayer. It is not feasible to predict or determine the ultimate outcome of all legal or arbitration proceedings or to provide reasonable ranges of potential losses. We believe that the outcomes of our litigation and arbitration matters are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation and arbitration, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operations or cash flows in particular quarterly or annual periods.


State regulatory bodies, the Securities and Exchange Commission, or SEC, the Financial Industry Regulatory Authority, or "FINRA" (formerly known as the National Association of Securities Dealers, Inc., or NASD), and other regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with, among other things, insurance laws and securities laws. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted.

In 2005, the Boston District Office of the SEC conducted a compliance examination of certain of PNX's affiliates that are registered under the Investment Company Act of 1940 or the Investment Advisers Act of 1940. Following the examination, the staff of the Boston District Office issued a deficiency letter primarily focused on perceived weaknesses in procedures for monitoring trading to prevent market timing activity. The staff requested PNX to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether PNX believes reimbursement is necessary or appropriate under the circumstances. A third party was retained to assist PNX in preparing the analysis. Based on this analysis, PNX advised the SEC that it does not believe that reimbursement is appropriate.

Over the past several years, a number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office. While no such action has been initiated against us, it is possible that one or more regulatory agencies may pursue this type of action against us in the future. Financial services companies have also been the subject of broad industry inquiries by state regulators and attorneys general which do not appear to be company-specific.


These types of regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. While it is not feasible to predict or determine the ultimate outcome of all pending inquiries, investigations, legal proceedings and other regulatory actions, or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these actions and the inherent unpredictability of regulatory matters, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operation or cash flows in particular quarterly or annual periods.

Financial Statements
--------------------------------------------------------------------------------


The financial statements of Phoenix Life and Annuity Variable Universal Life Account as of December 31, 2007, and the results of its operations and the changes in its net assets for each of the periods indicated and the financial statements of Phoenix Life and Annuity Company as of December 31, 2007 and 2006, and for each of the three years in the period ended December 31, 2007 are contained in the Statement of Additional Information, which you can get free of charge by calling the toll free number given on page one. The financial statements of Phoenix Life and Annuity Company included herein should be considered only as bearing upon the ability of Phoenix Life and Annuity Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Separate Account or on Guaranteed Interest Account rates that we credit during a guarantee period.


Distribution
--------------------------------------------------------------------------------

The Company has appointed PEPCO to serve as the principal underwriter and distributor of the securities offered through this prospectus, pursuant to the terms of a distribution agreement. PEPCO, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable life insurance policies and variable annuity contracts issued by the Company and its affiliated companies. The Company reimburses PEPCO for expenses PEPCO incurs in distributing the policies (e.g., commissions payable to retail broker-dealers who sell the policies). PEPCO does not retain any fees under the policies; however, PEPCO may receive 12b-1 fees from the funds.


PEPCO's principal executive offices are located at 56 Prospect Street, Hartford, Connecticut 06103. PEPCO is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority, or FINRA.

PEPCO and the Company enter into selling agreements with broker-dealers who are registered with the SEC and are members of the FINRA, and with entities that may offer the Policies but are exempt from registration. Applications for the Policy are solicited by registered representatives who are associated persons of such broker-dealer firms. Those representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable life insurance products. The Company intends to offer the policy in all jurisdictions where it is licensed to do business and where the policy is approved. The policies are offered on a continuous basis.

Compensation. Broker-dealers having selling agreements with PEPCO and the Company are paid compensation for the promotion and sale of the policies. Registered representatives who solicit sales of the policy typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representatives. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.

Compensation paid on the policies, as well as other incentives or payments, is not assessed as an additional direct charge to policy owners or the Separate Account. Instead, you pay for sales and distribution expenses through overall charges and fees assessed under your policy. For example, front end sales charges, per thousand sales loads, and /or any profits the Company may realize through assessing the mortality and expense risk charge under your policy may be used to pay for sales and distribution expenses. We may also pay for sales and distribution expenses out of any payments the Company or PEPCO may receive from the funds for providing administrative, marketing and other support and services to the funds.

The amount and timing of overall compensation, which includes both commissions and the additional compensation as outlined below, may vary depending on the selling and other agreements in place. The additional compensation or reimbursement we pay to certain broker-dealers may be paid in the form of flat fees. However, these payments may be represented as a percentage of expected premium payments. Sales commissions will be paid to registered representatives on purchase payments we receive under these policies. Phoenix will pay a maximum total sales commission of up to 112% of target premium payments in the first policy year, up to 20% of excess target premium payments in the first policy year, up to 20% of target premium payments in the following policy years, and asset based fees of up to 0.25% of policy value in the following policy years.

Percentage of Premium Payment. We generally pay compensation as a percentage of premium payments invested in the policy ("commissions"). In addition, we pay periodic asset-based commission based on all or a portion of the policy value. The amount of commissions we pay may vary depending on the selling agreement.


Promotional Incentives and Payments. To the extent permitted by FINRA rules and other applicable laws and regulations, PEPCO may pay or allow other promotional incentives or payments in the firm of cash or other compensation.

Preferred Distribution Arrangements. The Company and PEPCO have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and PEPCO pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. The payments are made from the Company's general assets and they may be significant. The broker-dealer may realize a profit on these payments. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on: aggregate, net or anticipated sales of the policies; total assets attributable to sale of the policies by registered representatives of the broker-dealer firm; the length of time that a policy owner has owned the policy; meeting certain sales thresholds; and/or actual or anticipated overhead expenses incurred by the broker-dealer firms in offering the policies and other variable insurance products offered by the Company or its affiliates. Compensation under these arrangements may be in the form of one-time or periodic lump sum payments. The company and PEPCO have entered into such arrangements with State Farm VP Management Corporation, Merrill Lynch, Pierce, Fenner & Smith, Inc., Wachovia Securities, Woodbury Securities, AXA Network, A.G. Edwards & Sons, Inc., LPL Financial Services and certain of its affiliates, National Financial Partners, FFR Financial and Insurance Services, and Crump Group, Inc.

APPENDIX A - Investment Options
--------------------------------------------------------------------------------





                   Fund Name                                      Investment Objective
AIM V.I. Capital Appreciation Fund               Growth of capital








---------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund/ 1, 3/                 Growth of capital








---------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund/ 1, 3/         Long term growth of capital








---------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio    Long term capital appeciation
(formerly Alger American Leveraged AllCap
Portfolio)/ 1, 3/
---------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                         Seeks to replicate, as closely as possible, before the
                                                 deduction of expenses, the performance of the
                                                 Standard & Poor's 500 Composite Stock Price Index,
                                                 which emphasizes stocks of large U.S. companies
---------------------------------------------------------------------------------------------------------
DWS Small Cap Index VIP                          Seeks to replicate, as closely as possible, before the
                                                 deduction of expenses, the performance of the Russell
                                                 2000(R) Index, which emphasizes stocks of small US
                                                 companies.
---------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II Current income by investing primarily in a diversified portfolio of U.S. government and government agency
                                                 securities
---------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II               High current income by investing primarily in a
                                                 professionally managed, diversified portfolio of high
                                                 yield, lower rated corporated bonds (also known as
                                                 "Junk Bonds")
---------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio             Long-term capital appreciation
---------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio      Capital growth
---------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                    Capital appreciation
---------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio     As high a level of current income as is consistent with
                                                 the preservation of capital

---------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                  Maximize income while maintaining prospects for
                                                 capital appreciation
---------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio/ 1, 3/     Long term capital appreciation
---------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio             High current income and the opportunity for capital
                                                 appreciation to produce a high total return
---------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio          Long-term growth of capital and income without
                                                 excessive fluctuations in market value
---------------------------------------------------------------------------------------------------------



                   Fund Name                              Investment Advisor / Subadvisor
AIM V.I. Capital Appreciation Fund               Invesco Aim Advisors, Inc.
                                                  Subadvisor(s): Invesco Trimark Investment
                                                  Management Inc.; Invesco Global Asset
                                                  Management (N.A.), Inc.; Invesco Institutional
                                                  (N.A.), Inc.; Invesco Senior Secured Management,
                                                  Inc.; Invesco Hong Kong Limited; Invesco Asset
                                                  Management Limited; Invesco Asset Management
                                                  (Japan) Limited; Invesco Asset Management
                                                  Deutschland, GmbH; and Invesco Australia Limited
--------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund/ 1, 3/                 Invesco Aim Advisors, Inc.
                                                  Subadvisor(s): Invesco Trimark Investment
                                                  Management Inc.; Invesco Global Asset
                                                  Management (N.A.), Inc.; Invesco Institutional
                                                  (N.A.), Inc.; Invesco Senior Secured Management,
                                                  Inc.; Invesco Hong Kong Limited; Invesco Asset
                                                  Management Limited; Invesco Asset Management
                                                  (Japan) Limited; Invesco Asset Management
                                                  Deutschland, GmbH; and Invesco Australia Limited
--------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund/ 1, 3/         Invesco Aim Advisors, Inc.
                                                  Subadvisor(s): Invesco Trimark Investment
                                                  Management Inc.; Invesco Global Asset
                                                  Management (N.A.), Inc.; Invesco Institutional
                                                  (N.A.), Inc.; Invesco Senior Secured Management,
                                                  Inc.; Invesco Hong Kong Limited; Invesco Asset
                                                  Management Limited; Invesco Asset Management
                                                  (Japan) Limited; Invesco Asset Management
                                                  Deutschland, GmbH; and Invesco Australia Limited
--------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio    Fred Alger Management, Inc.
(formerly Alger American Leveraged AllCap
Portfolio)/ 1, 3/
--------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                         Deutsche Asset Management Americas Inc.
                                                  Subadvisor: Northern Trust Investments, N.A


--------------------------------------------------------------------------------------------------
DWS Small Cap Index VIP                          Deutsche Asset Management Americas Inc.
                                                  Subadvisor: Northern Trust Investments, N.A


--------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II Federated Investment Management Company


--------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II               Federated Investment Management Company



--------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio             Fidelity Management and Research Company
--------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio      Fidelity Management and Research Company
--------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                    Fidelity Management and Research Company
--------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio     Fidelity Management and Research Company
                                                  Subadvisor: Fidelity Investments Money
                                                   Management, Inc.
--------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                  Franklin Advisers, Inc.

--------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio/ 1, 3/     Lazard Asset Management LLC
--------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio             Lord, Abbett & Co. LLC

--------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio          Lord, Abbett & Co. LLC

--------------------------------------------------------------------------------------------------


                      Fund Name                                          Investment Objective
Lord Abbett Mid-Cap Value Portfolio                    Capital appreciation through investments, primarily in
                                                       equity securities which are believed to be undervalued
                                                       in the marketplace
----------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                          Capital appreciation with income as a secondary goal
----------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Small Cap Growth Portfolio        Long term capital growth
(formerly Neuberger Berman AMT Fasciano
Portfolio)
----------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                Long term growth of capital; current income is a
                                                       secondary goal
----------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA               Capital appreciation by investing in securities of well-
                                                       known, established companies
----------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                  Long-term capital appreciation by investing in
                                                       securities of foreign insurers, "growth-type"
                                                       companies, cyclical industries and special situations
----------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small-Cap Fund/VA              Capital appreciation
----------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                          Intermediate and long-term capital appreciation with
                                                       income as a secondary consideration
----------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                       Dividend growth, current income and capital
                                                       appreciation
----------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                          Capital appreciation

----------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                            As high a level of current income as is consistent with
                                                       the preservation of capital and maintenance of liquidity
----------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series               Long-term total return

----------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series            High current income while attempting to limit changes
                                                       in the series' net asset value per share caused by
                                                       interest rate changes
----------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                    High total return consistent with prudent investment
                                                       risk


----------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                  High total return consistent with reasonable risk

----------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                  Long-term capital growth

----------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series    Capital appreciation and income with approximately
                                                       equal emphasis

----------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series:               Long-term capital growth
Aggressive Growth/ 2, 3/
----------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Growth/ 2, 3/ Long-term capital growth with current income as a secondary consideration
----------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series:               Current income with capital growth as a secondary
Moderate/ 2, 3/                                        consideration
----------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate      Long-term capital growth and current income with a
Growth/ 2, 3/                                          greater emphasis on capital growth
----------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series         Long-term capital appreciation with current income as
                                                       a secondary investment objective
----------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series       Long-term capital appreciation by investing primarily
                                                       in small-capitalization stocks that appear to be
                                                       undervalued with current income as a secondary
                                                       investment objective
----------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                     Long-term capital appreciation with current income as
                                                       a secondary consideration

----------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series             High total return


----------------------------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn/TM/ Strategy Portfolio       Seeks maximum real return consistent with prudent
                                                       investment management
----------------------------------------------------------------------------------------------------------------



                      Fund Name                                Investment Advisor / Subadvisor
Lord Abbett Mid-Cap Value Portfolio                    Lord, Abbett & Co. LLC


-------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                          Franklin Mutual Advisers, LLC
-------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Small Cap Growth Portfolio        Neuberger Berman Management Inc.
(formerly Neuberger Berman AMT Fasciano                 Subadvisor: Neuberger Berman, LLC
Portfolio)
-------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                Neuberger Berman Management Inc.
                                                        Subadvisor: Neuberger Berman, LLC
-------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA               OppenheimerFunds, Inc.

-------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                  OppenheimerFunds, Inc.


-------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small-Cap Fund/VA              OppenheimerFunds, Inc.
-------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                          Phoenix Variable Advisors, Inc.
                                                        Subadvisor: Harris Investment Management, Inc.
-------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                       Phoenix Variable Advisors, Inc.
                                                        Subadvisor: Phoenix Investment Counsel, Inc.
-------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                          Phoenix Variable Advisors, Inc.
                                                        Subadvisor: Neuberger Berman Management, Inc.
-------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                            Phoenix Variable Advisors, Inc.
                                                        Subadvisor: Goodwin Capital Advisers, Inc.
-------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series               Phoenix Variable Advisors, Inc.
                                                        Subadvisor: Goodwin Capital Advisers, Inc.
-------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series            Phoenix Variable Advisors, Inc.
                                                        Subadvisor: Goodwin Capital Advisers, Inc.

-------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                    Phoenix Variable Advisors, Inc.
                                                        Subadvisors: Goodwin Capital Advisers, Inc.
                                                        (fixed income portion) Phoenix Investment
                                                        Counsel, Inc. (equity portion)
-------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                  Phoenix Variable Advisors, Inc.
                                                        Subadvisor: Aberdeen Asset Management Inc.
-------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                  Phoenix Variable Advisors, Inc.
                                                        Subadvisor: Fred Alger Management, Inc.
-------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series    Phoenix Variable Advisors, Inc.
                                                        Subadvisor: Duff & Phelps Investment
                                                         Management Company
-------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series:               Phoenix Variable Advisors, Inc. Limited Services
Aggressive Growth/ 2, 3/                                Subadvisor: Ibbotson Associates, Inc.
-------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Growth/ 2, 3/ Phoenix Variable Advisors, Inc. Limited Services
                                                        Subadvisor: Ibbotson Associates, Inc.
-------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series:               Phoenix Variable Advisors, Inc. Limited Services
Moderate/ 2, 3/                                         Subadvisor: Ibbotson Associates, Inc.
-------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate      Phoenix Variable Advisors, Inc. Limited Services
Growth/ 2, 3/                                           Subadvisor: Ibbotson Associates, Inc.
-------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series         Phoenix Variable Advisors, Inc.
                                                        Subadvisor: AllianceBernstein L.P.
-------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series       Phoenix Variable Advisors, Inc.
                                                        Subadvisor: AllianceBernstein L.P.


-------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                     Phoenix Variable Advisors, Inc.
                                                        Subadvisor: Morgan Stanley Investment
                                                         Management Inc., d/b/a Van Kampen
-------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series             Phoenix Variable Advisors, Inc.
                                                        Subadvisor: Morgan Stanley Investment
                                                         Management Inc., d/b/a Van Kampen
-------------------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn/TM/ Strategy Portfolio       Pacific Investment Management Company LLC

-------------------------------------------------------------------------------------------------------


                   Fund Name                                      Investment Objective
PIMCO Real Return Portfolio                      Seeks maximum real return, consistent with
                                                 preservation of real capital and prudent investment
                                                 management
---------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio                     Seeks maximum total return, consistent with
                                                 preservation of capital and prudent investment
                                                 management
---------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long     Seeks to provide total returns that inversely correlate
Bond Strategy Fund/ 1, 3/                        to the price movements of a benchmark for U.S.
                                                 Treasury debt instruments or futures contract on a
                                                 specified debt instrument. The Fund's current
                                                 benchmark is the inverse of the daily price movement
                                                 of the Long Treasury Bond.
---------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund/ 1, 3/            Seeks to provide investment results that match the
                                                 performance of its benchmark on a daily basis. The
                                                 Fund's current benchmark is 150% of the performance
                                                 of the S&P 500 Index
---------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund/ 1, 3/ Seeks long-term capital appreciation
---------------------------------------------------------------------------------------------------------
Sentinel VPT Balanced Fund                       Seeks a combination of growth of capital and current
                                                 income, with relatively low risk and relatively low
                                                 fluctuations in value
---------------------------------------------------------------------------------------------------------
Sentinel VPT Bond Fund                           Seeks high current income while seeking to control
                                                 risk
---------------------------------------------------------------------------------------------------------
Sentinel VPT Common Stock Fund                   Seeks a combination of growth of capital, current
                                                 income, growth of income and relatively low risk as
                                                 compared with the stock market as a whole
---------------------------------------------------------------------------------------------------------
Sentinel VPT Mid Cap Growth Fund                 Seeks growth of capital
---------------------------------------------------------------------------------------------------------
Sentinel VPT Small Company Fund                  Seeks growth of capital
---------------------------------------------------------------------------------------------------------
Summit S&P MidCap 400 Index Portfolio            Seeks investment results that correspond to the total
                                                 return performance of U.S. common stock, as
                                                 represented by the S&P MidCap 400 Index
---------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund     Long-term capital appreciation
---------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                Long-term capital growth
---------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                 Long-term capital growth
---------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio       Capital appreciation and current income
---------------------------------------------------------------------------------------------------------
Wanger International Select                      Long-term growth of capital
---------------------------------------------------------------------------------------------------------
Wanger International Small Cap/ 4/               Long-term growth of capital
---------------------------------------------------------------------------------------------------------
Wanger Select                                    Long-term growth of capital
---------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies/ 5/                Long-term growth of capital
---------------------------------------------------------------------------------------------------------



                   Fund Name                          Investment Advisor / Subadvisor
PIMCO Real Return Portfolio                      Pacific Investment Management Company LLC


------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio                     Pacific Investment Management Company LLC


------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long     Rydex Investments
Bond Strategy Fund/ 1, 3/




------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund/ 1, 3/            Rydex Investments



------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund/ 1, 3/ Rydex Investments
------------------------------------------------------------------------------------------
Sentinel VPT Balanced Fund                       Sentinel Asset Management, Inc.


------------------------------------------------------------------------------------------
Sentinel VPT Bond Fund                           Sentinel Asset Management, Inc.

------------------------------------------------------------------------------------------
Sentinel VPT Common Stock Fund                   Sentinel Asset Management, Inc.


------------------------------------------------------------------------------------------
Sentinel VPT Mid Cap Growth Fund                 Sentinel Asset Management, Inc.
------------------------------------------------------------------------------------------
Sentinel VPT Small Company Fund                  Sentinel Asset Management, Inc.
------------------------------------------------------------------------------------------
Summit S&P MidCap 400 Index Portfolio            Summit Investment Partners, Inc.


------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund     Templeton Asset Management Ltd.
------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                Templeton Investment Counsel, LLC
------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                 Templeton Global Advisors Limited
------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio       Morgan Stanley Investment Management Inc.
------------------------------------------------------------------------------------------
Wanger International Select                      Columbia Wanger Asset Management, L.P.
------------------------------------------------------------------------------------------
Wanger International Small Cap/ 4/               Columbia Wanger Asset Management, L.P.
------------------------------------------------------------------------------------------
Wanger Select                                    Columbia Wanger Asset Management, L.P.
------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies/ 5/                Columbia Wanger Asset Management, L.P.
------------------------------------------------------------------------------------------


/1/ This fund closed to new investment on May 1, 2006.
/2/ This fund closed to new investment on March 24, 2008.
/3 /Contract/policy owners who had value allocated to a fund before its applicable closure date, the following restrictions apply: (1) only regular premium payments are allowed into the fund; (2) no transfers from other funds are allowed into the fund; (3) existing allocation percentages may only be reduced and the fund may not be added to an allocation schedule; (4) existing DCA percentages may only be reduced and the fund may not be added to a DCA allocation schedule; and (5) existing rebalancing percentages may only be reduced and the fund may not be added to the rebalancing allocation schedule.
/4/ Effective June 1, 2008, to be known as Wanger International.
/5/ Effective June 1, 2008, to be known as Wanger USA.

[LOGO]

Phoenix Life and Annuity Company
PO Box 22012
Albany, NY 12201-2012

--------------------------------------------------------------------------------

Additional information about Executive Benefit - VUL (the "Policy") and the Phoenix Life and Annuity Variable Universal Life Account (the "Separate Account") is contained in the Policy's Statement of Additional Information ("SAI") dated May 1, 2008, which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus.

The SAI, personalized illustrations of death benefits, cash surrender values and cash values are available, without charge, upon request. Inquiries and requests for the SAI should be directed in writing to Phoenix Variable Products Mail Operations, PO Box 8027, Boston, MA 02266-8027 or by telephone
(800) 541-0171 or, you can download copies from The Phoenix Companies, Inc. web site: phoenixwm.com.

Information about the Separate Account, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the SEC at
(202) 942-8090. Reports and other information about the Separate Account are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC Public Reference Section, 450 Fifth Street, NW, Washington, D.C. 20549-0102.

Phoenix Life and Annuity Company

A member of The Phoenix Companies, Inc.

phoenixwm.com
V606

Investment Company Act File No. 811-07835

L0134PR (C) 2008 The Phoenix Companies, Inc.                               5-08

                                    PART B

                 (Version A is not being amended at this time)

                                Corporate Edge

                                                                  [ Version B ]

           Phoenix Life and Annuity Variable Universal Life Account

                  Issued By: Phoenix Life and Annuity Company


                STATEMENT OF ADDITIONAL INFORMATION May 1, 2008


                               -----------------

                  Variable Universal Life Insurance Policies


This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the prospectus, dated May 1, 2008. You may obtain a copy of the prospectus without charge by contacting Phoenix Variable Products Mail Operations ("VPMO") at the address below or by calling Variable and Universal Life Administration ("VULA") at the telephone number below. Defined terms used in the current prospectus are incorporated in this SAI.


                               -----------------

                               TABLE OF CONTENTS


                                             Page
-------------------------------------------------

Phoenix Life and Annuity Company............    2
The Separate Account........................    2
The Policy..................................    3
Services....................................    3
Performance History.........................    4
Safekeeping of the Separate Account's Assets    5
State Regulation............................    5
Reports.....................................    5
Experts.....................................    5
Separate Account Financial Statements....... SA-1
Company Financial Statements................  F-1


                               -----------------

If you have any questions, please contact us at:

                                    [GRAPHIC]
                                              Phoenix Variable Products Mail
                                              Operations ("VPMO")
                                              P.O. Box 8027
                                              Boston, MA 02266-8027

                                                                             [GRAPHIC]
Phoenix Variable Products Mail                                                         Variable and Universal Life
Operations ("VPMO")                                                                    Administration ("VULA")
P.O. Box 8027                                                                          (800) 417-4769
Boston, MA 02266-8027

Phoenix Life and Annuity Company
--------------------------------------------------------------------------------

We are Phoenix Life and Annuity Company, a Connecticut stock life insurance company incorporated November 2, 1981. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers. Our executive and administrative offices are at One American Row in Hartford, Connecticut 06103-2899.

Phoenix Life and Annuity Company ("PLAC") is directly owned by PM Holdings, Inc. ("PMH"), a downstream holding company of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a life insurance company, which is wholly owned by The Phoenix Companies, Inc. ("PNX"), which is a manufacturer of insurance, annuity and asset management products.

The Separate Account
--------------------------------------------------------------------------------

Phoenix Life and Annuity Company established the Phoenix Life and Annuity Variable Universal Life Account ("Separate Account") as a separate account under Connecticut insurance law on July 1, 1996. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") under which it meets the definition of a "separate account."

Connecticut law requires all income, gains or losses of the Separate Account be credited to or charged against amounts placed in the Separate Account without regard to the other income, gains and losses of Phoenix Life and Annuity Company. The assets of the Separate Account may not be charged with liabilities arising out of any other business we may conduct. Obligations under the Policies are obligations of Phoenix Life and Annuity Company.

The Separate Account is divided into investment options, each of which is available for allocation of policy value. We will determine whether marketing needs and investment conditions warrant the establishment of additional investment options, and the extent to which they would be made available to existing policy owners. Each investment option will invest solely in a single investment portfolio of a fund. Each portfolio has its own specified investment objective.

We do not guarantee the investment performance of the Separate Account nor any of its investment options. The policy value allocated to the Separate Account depends on the investment performance of the underlying funds. You, as policy owner, bear the full investment risk for all monies invested in the Separate Account.

Reinvestment and Redemption
All dividend distributions of a fund are automatically reinvested in shares of the fund at their net asset value on the date of distribution; all capital gains distributions of the fund, if any, are likewise reinvested at the net asset value on the record date. We redeem fund shares at their net asset value to the extent necessary to make payments under the policy.

Substitution of Investments
We reserve the right to make additions to, deletions from, or substitutions for the investments held by the Separate Account, subject to compliance with the law as currently applicable or as subsequently changed.

If the shares of any of the portfolios of a fund should no longer be available for investment, or if in our judgment, further investment in shares of any of the portfolios becomes inappropriate, we may substitute shares of another fund for shares already purchased, or to be purchased in the future. No substitution of fund shares held by the Separate Account may take place without prior approval of the SEC and prior notice to you. In the event of a substitution, you will be given the option of transferring the policy value from the affected investment option to another investment option without penalty.

Determination of Investment Option Values
We establish the unit value of each investment option of the Separate Account on the first valuation date of that investment option. The unit value of an investment option on any other valuation date is determined by multiplying the unit value of that investment option on the just prior valuation date by the net investment factor for that investment option for the then current valuation period. The unit value of each investment option on a day other than a valuation date is the unit value on the next valuation date. Unit values are carried to six decimal places. The unit value of each investment option on a valuation date is determined at the end of that day.

The net investment factor for each investment option is determined by the investment performance of the assets held by the investment option during the valuation period. Each valuation will follow applicable law and accepted procedures. The net investment factor is determined by the formula:

                             (A) + (B)
                                       - (D) where:
                             ----------
                                (C)

(A) =The value of the assets in the investment option on the current valuation date, including accrued net investment income and realized and unrealized capital gains and losses, but excluding the net value of any transactions during the current valuation period.

(B) =The amount of any dividend capital gain distribution received by the investment option if the "ex-dividend" date for shares of the fund occurs during the current valuation period.

(C) =The value of the assets in the investment option as of the just prior valuation date, including accrued net investment income and realized and unrealized capital gains and losses, and including the net value amount of any deposits and withdrawals made during the valuation period ending on that date.

(D) =The charge, if any, for taxes and reserves for taxes on investment income, and realized and unrealized capital gains.

The Policy
--------------------------------------------------------------------------------

The number of units credited to an investment option of the Separate Account will be determined by dividing the portion of the net premium applied to that investment option by the unit value of the investment option on the payment date.

Policies sold to officers, directors and employees of Phoenix (and their spouses and children) will be credited with an amount equal to the first-year commission that would apply on the amount of premium contributed. This option is also available to career agents of Phoenix (and their spouses and children).

The Contract
The policy and attached copy of the application are the entire contract. Only statements in the application can be used to void the policy. The statements are considered representations and not warranties. Only an executive officer of Phoenix Life and Annuity Company can agree to change or waive any provisions of the policy.

Suicide
We will stop and void the policy if the insured person commits suicide within two years of the policy issue date. We will then return the policy value less any outstanding loans and refund any monthly deductions other than fees and charges.

Incontestability
We may not contest this policy or any attached rider after it has been in force for two years provided the person insured is alive during that time.

Misstatement of Age or Sex
If you incorrectly state the age or gender of the insured person we will adjust the death benefit to reflect the correct cost of insurance rate. The adjusted death benefit will equal the coverage our most recent cost of insurance deduction would provide based on the correct personal information.

Surplus
This policy is nonparticipating and does not pay dividends.

Reduction in Charges
Each policy is available for purchase by individuals and groups. We may reduce or eliminate the mortality and expense risk charge, monthly administrative charge, monthly cost of insurance charges, surrender charges or other charges normally assessed where we expect that the factors below will result in savings of sales, underwriting, administrative or other costs.

Eligibility for the amount of these reductions will be determined by a number of factors including:

..  the number of insureds,

..  total premiums expected to be paid,

..  total assets under management for the policyowner,

..  the nature of the relationship among individual insureds,

..  the purpose for which the policies are being purchased,

.. where there is a preexisting relationship with us, such as being an employee of PLAC or its affiliates and their spouses; or employees or agents who retire from PLAC or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements,

.. internal transfers from other policies or contracts issued by the company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the company or an affiliate, and

.. other circumstances which in our opinion are rationally related to the expected reduction in expenses.

Any variations in the charge structure will be determined in a uniform manner, reflecting differences in costs of services and not unfairly discriminatory to policyholders.

Services
--------------------------------------------------------------------------------

Servicing Agent
The Phoenix Edge Series Fund, located at 101 Munson Street, Greenfield, MA 01301 reimburses Phoenix Life Insurance Company for various shareholder services provided by the Variable Product Operations area located at 10 Krey Boulevard, East Greenbush, New York 12144. The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2008 is 0.058% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follows:


 -----------------------------------------------------------------------------
        Year Ended December 31,                       Fee Paid
 -----------------------------------------------------------------------------
                 2005                               $1.9 Million
 -----------------------------------------------------------------------------
                 2006                               $1.5 Million
 -----------------------------------------------------------------------------
                 2007                               $1.7 Million
 -----------------------------------------------------------------------------


Other Service Providers
Under a contract with Phoenix, Ibbotson Associates provides certain asset allocation services for use in conjunction with the policy. For these services, Phoenix pays Ibbotson an annual flat fee. The fees paid for the last three fiscal years follows:


 -----------------------------------------------------------------------------
        Year Ended December 31,                       Fee Paid
 -----------------------------------------------------------------------------
                 2005                                 $ 86,000
 -----------------------------------------------------------------------------
                 2006                                 $101,000
 -----------------------------------------------------------------------------
                 2007                                 $ 95,000
 -----------------------------------------------------------------------------



Under a contract with PLIC, Tata Consulting Services augments PLIC's U.S. based staff with processing premium payments, investment option transfers, asset allocation changes, changes of address, and issuance of new variable annuity business. The fees paid for these services for the last three fiscal years follow:



 -----------------------------------------------------------------------------
        Year Ended December 31,                       Fee Paid
 -----------------------------------------------------------------------------
                 2005                                $159,779.94
 -----------------------------------------------------------------------------
                 2006                                $177,316.43
 -----------------------------------------------------------------------------
                 2007                                $352,306.86
 -----------------------------------------------------------------------------

Under an Administrative and Accounting Services Agreement between PFPC, INC.
(PFPC) and the Company, PFPC provides certain services related to the Separate Account. These services include computing investment option unit value for each investment option of the Separate Account on each valuation date, preparing annual financial statements for the Separate Account, filing the Separate Account annual reports on Form N-SAR with the SEC, and maintaining certain books and records required by law on behalf of the Separate Account. The Company pays PFPC fees for these services. The total fee includes a flat annual charge per investment option, an annual base fee for the company and its affiliates utilizing the services, and license and service fees for certain software used in providing the services. During the last three fiscal years, the Company and insurance company affiliates of the Company have paid PFPC the fees listed below for services provided to the Separate Account, other investment options of the Company, and investment options of insurance company affiliates of the Company.



 -----------------------------------------------------------------------------
        Year Ended December 31,                       Fee Paid
 -----------------------------------------------------------------------------
                 2005                               $548,916.200
 -----------------------------------------------------------------------------
                 2006                               $537,086.622
 -----------------------------------------------------------------------------
                 2007                               $ 560,416.07
 -----------------------------------------------------------------------------


Performance History
--------------------------------------------------------------------------------

Yield of the Phoenix Money Market Series. We calculate the yield of the Phoenix Money Market Series for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share of the series at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. We assume no policy charges were deducted from the hypothetical account. The end value minus the initial value gives us the net change in value for the hypothetical account.
The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the investment option. We carry results to the nearest hundredth of one percent.

Example Calculation:
The following example of a return/yield calculation for the Phoenix Money Market Series is based on the 7-day period ending December 31, 2007:

         Value of hypothetical pre-existing account with
           exactly one unit at the beginning of the period:.. $1.000000
         Value of the same account (excluding capital
           changes) at the end of the 7-day period:.......... $1.000792
         Calculation:
          Ending account value............................... $1.000792
          Less beginning account value....................... $1.000000
          Net change in account value........................ $0.000792
         Base period return:
           (adjusted change/beginning account value)......... $0.000791
         Current annual yield = return x (365/7) =...........     4.12%
         Effective annual yield = [(1 + return)/365/7/] - 1 =     4.21%

The current yield and effective yield information will fluctuate. Yield and return information may not provide a suitable basis for comparison with bank deposits or other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies, due to charges which will be deducted on the Separate Account level.

Total Return: We will usually advertise the average annual total return for an investment option calculated for one year, three years, five years, ten years and since the inception date of the underlying portfolio. We assume the reinvestment of all distributions at net asset value but do not account for the deduction of any of the daily or monthly charges made under the policy.

Performance is the compounded return for the time period indicated, net of all fund level fees. Returns for the periods greater than one year are annualized. Performance does not include the effects of product charges, including any or all of the following: issue, sales and tax charges; mortality and expense risk fees; cost of insurance charges; administrative and transfer fees; and surrender charges. If these charges were reflected in these returns, performance would be significantly lower than shown. Please obtain a personalized illustration by contacting your registered representative. The illustration will show all applicable policy charges deducted, including the cost of insurance.

Since investment option performance fluctuates, the policy value, when redeemed, may be worth more or less than your original investment. Withdrawals will affect the policy value and death benefit. You may obtain a copy of the most up-to-date performance numbers from your registered representative.



We may include information about a series' or an advisor's investment strategies and management style in advertisements, sales literature and other communications. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may advertise all or part of a series' portfolio holdings, including holdings in specific industries. A fund may also separately illustrate the income and capital gains portions of a series' total return. A fund may also advertise performance by dividing returns into equity and debt components.

A series may compare its returns to any of a number of well-known benchmarks of market performance; including, but not limited to:

   The Dow Jones Industrial Average/SM /("DJIA")
   CS First Boston High Yield Index
   Citigroup Corporate Index
   Citigroup Government Bond Index
   Standard & Poor's 500 Index(R) ("S&P 500")

Each investment option may include its yield and total return in advertisements or communications with current or prospective contract owners. Each investment option may also include in such advertisements, its ranking or comparison to similar mutual funds by such organizations as:

   Lipper Analytical Services
   Morningstar, Inc.
   Thomson Financial

A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in such publications as:

   Barron's
   Business Week
   Changing Times
   Forbes
   Fortune
   Consumer Reports
   Investor's Business Daily
   Financial Planning
   Financial Services Weekly
   Money
   The New York Times
   Personal Investor
   Registered Representative
   U.S. News and World Report
   The Wall Street Journal

The DJIA is an unweighted index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA/SM/ are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA .

The S&P 500 is a free-float market capitalization-weighted index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. stock market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the DJIA) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

The funds' annual reports, available upon request and without charge, contain a discussion of the performance of the funds and a comparison of that performance to a securities market index. You may obtain an Annual Report by contacting your registered representative or VULA at the address and telephone number on the first page of the prospectus.



Safekeeping of the Separate Account's Assets
--------------------------------------------------------------------------------

We hold the assets of the Separate Account separate and apart from our General Account. We maintain records of all purchases and redemptions of shares of the funds.

State Regulation
--------------------------------------------------------------------------------

We are subject to the provisions of the Connecticut insurance laws applicable to life insurance companies and to regulation and supervision by the Connecticut Insurance Commissioner. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which we do insurance business. State regulation includes certain limitations on the investments we make, including investments for the Separate Account and the Guaranteed Interest Account. This regulation does not include, however, any supervision over the investment policies of the Separate Account.

Reports
--------------------------------------------------------------------------------

We will furnish policy owners with all reports required by the 1940 Act and related regulations or by any other applicable law or regulation.

Experts
--------------------------------------------------------------------------------


The financial statements of Phoenix Life and Annuity Variable Universal Life Account as of December 31, 2007 and the results of its operations and the changes in its net assets for each of the periods indicated and the financial statements of Phoenix Life and Annuity Company as of December 31, 2007 and 2006, and for each of the three years in the period ended December 31, 2007 included in this Prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.



Michele Drummey, Counsel, The Phoenix Life Insurance Company, has provided advice on certain matters relating to the federal securities and state regulations laws, respectively, in connection with the policies described in the prospectus.

                             Executive Benefit-VUL
                                                                    [Version C]
           Phoenix Life and Annuity Variable Universal Life Account

                  Issued By: Phoenix Life and Annuity Company


 STATEMENT OF ADDITIONAL INFORMATION                              May 1, 2008


                               -----------------

                  Variable Universal Life Insurance Policies


This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the prospectus, dated May 1, 2008. You may obtain a copy of the prospectus without charge by contacting us at the address or telephone number below. Defined terms used in the current prospectus are incorporated in this SAI.


                               -----------------

                               TABLE OF CONTENTS


                                             Page
-------------------------------------------------

Phoenix Life and Annuity Company............    2
The Separate Account........................    2
The Policy..................................    2
Services....................................    3
Performance History.........................    4
Safekeeping of the Separate Account's Assets    5
State Regulation............................    5
Reports.....................................    5
Experts.....................................    5
Separate Account Financial Statements....... SA-1
Company Financial Statements................  F-1


                               -----------------

If you have any questions, please contact us at:


[GRAPHIC]

Phoenix Variable Products Mail Operations ("VPMO")
P.O. Box 8027
Boston, MA 02266-8027

 [GRAPHIC]

Phoenix Variable
Products Mail Operations ("VPMO")     Variable and Universal Life
P.O. Box 8027                          Administration ("VULA")
Boston, MA 02266-8027                  (800) 417-4769



Phoenix Variable Products Mail Operations ("VPMO")
Variable and Universal Life Administration ("VULA")
P.O. Box 8027                                      (800) 417-4769
Boston, MA 02266-8027

Phoenix Life and Annuity Company
--------------------------------------------------------------------------------

We are Phoenix Life and Annuity Company, a Connecticut stock life insurance company incorporated November 2, 1981. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers. Our executive and administrative office is at One American Row in Hartford, Connecticut 06103-2899.

Phoenix Life and Annuity Company ("PLAC") is directly owned by PM Holdings, Inc. ("PMH") a downstream holding company of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a life insurance company, which is wholly owned by The Phoenix Companies, Inc. ("PNX"), which is a manufacturer of insurance, annuity and asset management products.

The Separate Account
--------------------------------------------------------------------------------

Phoenix Life and Annuity Company established the Phoenix Life and Annuity Variable Universal Life Account ("Separate Account") as a separate account under Connecticut insurance law on July 1, 1996. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") under which it meets the definition of a "separate account."

Connecticut law requires all income, gains or losses of the Separate Account be credited to or charged against amounts placed in the Separate Account without regard to the other income, gains and losses of Phoenix Life and Annuity Company. The assets of the Separate Account may not be charged with liabilities arising out of any other business we may conduct. Obligations under the Policies are obligations of Phoenix Life and Annuity Company.


The Separate Account is divided into investment options, each of which is available for allocation of policy value. We will determine whether marketing needs and investment conditions warrant the establishment of additional investment options, and the extent to which they would be made available to existing policy owners. Each investment option will invest solely in a single investment portfolio of a fund. Each portfolio has its own specified investment objective.

We do not guarantee the investment performance of the Separate Account nor any of its investment options. The policy value allocated to the Separate Account depends on the investment performance of the underlying funds. You, as policy owner, bear the full investment risk for all monies invested in the Separate Account.


Reinvestment and Redemption
All dividend distributions of a fund are automatically reinvested in shares of the fund at their net asset value on the date of distribution; all capital gains distributions of the fund, if any, are likewise reinvested at the net asset value on the record date. We redeem fund shares at their net asset value to the extent necessary to make payments under the policy.

Substitution of Investments
We reserve the right to make additions to, deletions from, or substitutions for the investments held by the Separate Account, subject to compliance with the law as currently applicable or as subsequently changed.


If the shares of any of the portfolios of a fund should no longer be available for investment, or if in our judgment, further investment in shares of any of the portfolios becomes inappropriate, we may substitute shares of another fund for shares already purchased, or to be purchased in the future. No substitution of fund shares held by the Separate Account may take place without prior approval of the SEC and prior notice to you. In the event of a substitution, you will be given the option of transferring the policy value from the affected investment option to another investment option without penalty.

Determination of Investment Option Values
We establish the unit value of each investment option of the Separate Account on the first valuation date of that investment option. The unit value of an investment option on any other valuation date is determined by multiplying the unit value of that investment option on the just prior valuation date by the net investment factor for that investment option for the then current valuation period. The unit value of each investment option on a day other than a valuation date is the unit value on the next valuation date. Unit values are carried to six decimal places. The unit value of each investment option on a valuation date is determined at the end of that day.

The net investment factor for each investment option is determined by the investment performance of the assets held by the investment option during the valuation period. Each valuation will follow applicable law and accepted procedures. The net investment factor is determined by the formula:


                            (A) + (B) -  (D) where:
                            ---------
                               (C)


(A) =Thevalue of the assets in the investment option on the current valuation date, including accrued net investment income and realized and unrealized capital gains and losses, but excluding the net value of any transactions during the current valuation period.

(B) =The amount of any dividend capital gain distribution received by the investment option if the "ex-dividend" date for shares of the fund occurs during the current valuation period.

(C) =Thevalue of the assets in the investment option as of the just prior valuation date, including accrued net investment income and realized and unrealized capital gains and losses, and including the net value amount of any deposits and withdrawals made during the valuation period ending on that date.


(D) =Thecharge, if any, for taxes and reserves for taxes on investment income, and realized and unrealized capital gains.

The Policy
--------------------------------------------------------------------------------


The number of units credited to an investment option of the Separate Account will be determined by dividing the portion of the net premium applied to that investment option by the unit value of the investment option on the payment date.


Policies sold to officers, directors and employees of Phoenix (and their spouses and children) will be credited with an amount equal to the first-year commission that would apply on the amount of premium contributed. This option is also available to career agents of Phoenix (and their spouses and children).

The Contract
The policy and attached copy of the application are the entire contract. Only statements in the application can be used to void the policy. The statements are considered representations and not warranties. Only an executive officer of Phoenix Life and Annuity Company can agree to change or waive any provisions of the policy.

Suicide
We will stop and void the policy if the insured person commits suicide within two years of the policy issue date. We will then return the policy value less any outstanding loans and refund any monthly deductions other than fees and charges.

Incontestability
We may not contest this policy or any attached rider after it has been in force for two years provided the person insured is alive during that time.

Misstatement of Age or Sex
If you incorrectly state the age or gender of the insured person we will adjust the death benefit to reflect the correct cost of insurance rate. The adjusted death benefit will equal the coverage our most recent cost of insurance deduction would provide based on the correct personal information.

Surplus
This policy is nonparticipating and does not pay dividends.

Reduction in Charges
Each policy is available for purchase by individuals and groups. We may reduce or eliminate the mortality and expense risk charge, monthly administrative charge, monthly cost of insurance charges, surrender charges or other charges normally assessed where we expect that the factors below will result in savings of sales, underwriting, administrative or other costs.

Eligibility for the amount of these reductions will be determined by a number of factors including:

..  the number of insureds,

..  total premiums expected to be paid,

..  total assets under management for the policyowner,

..  the nature of the relationship among individual insureds,

..  the purpose for which the policies are being purchased,

.. where there is a preexisting relationship with us, such as being an employee of PLAC or its affiliates and their spouses; or employees or agents who retire from PLAC or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements,

.. internal transfers from other policies or contracts issued by the company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the company or an affiliate, and

.. other circumstances which in our opinion are rationally related to the expected reduction in expenses.

Any variations in the charge structure will be determined in a uniform manner, reflecting differences in costs of services and not unfairly discriminatory to policyholders.

Services
--------------------------------------------------------------------------------

Servicing Agent

The Phoenix Edge Series Fund located at 101 Munson Street, Greenfield, MA 01301 reimburses Phoenix Life Insurance Company for various shareholder services provided by the Variable Product Operations area located at 10 Krey Boulevard, East Greenbush, New York 12144. The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2008 is 0.058% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follows:



 -----------------------------------------------------------------------------
        Year Ended December 31,                       Fee Paid
 -----------------------------------------------------------------------------
                 2005                               $1.9 Million
 -----------------------------------------------------------------------------
                 2006                               $1.5 Million
 -----------------------------------------------------------------------------
                 2007                               $1.7 Million
 -----------------------------------------------------------------------------


Other Service Providers
Under a contract with Phoenix, Ibbotson Associates provides certain asset allocation services for use in conjunction with the policy. For these services, Phoenix pays Ibbotson an annual flat fee. The fees paid for the last three fiscal years follows:


 -----------------------------------------------------------------------------
        Year Ended December 31,                       Fee Paid
 -----------------------------------------------------------------------------
                 2005                                 $ 86,000
 -----------------------------------------------------------------------------
                 2006                                 $101,000
 -----------------------------------------------------------------------------
                 2007                                 $ 95,000
 -----------------------------------------------------------------------------



Under a contract with PLIC, Tata Consulting Services augments PLIC's U.S. based staff with processing premium payments, investment option transfers, asset allocation changes, changes of address, and issuance of new variable annuity business. The fees paid for these services for the last three fiscal years follow:



 -----------------------------------------------------------------------------
        Year Ended December 31,                       Fee Paid
 -----------------------------------------------------------------------------
                 2005                                $159,779.94
 -----------------------------------------------------------------------------
                 2006                                $177,316.43
 -----------------------------------------------------------------------------
                 2007                                $352,306.86
 -----------------------------------------------------------------------------



Under an Administrative and Accounting Services Agreement between PFPC, INC.
(PFPC) and the Company, PFPC provides certain services related to the Separate Account. These services include computing investment option unit value for each investment option of the Separate Account on each valuation date, preparing annual financial statements for the Separate Account, filing the Separate Account annual reports on Form N-SAR with the SEC, and maintaining certain books and records required by law on behalf of the Separate Account. The Company pays PFPC fees for these services. The total fee includes a flat annual charge per investment option, an annual base fee for the company and its affiliates utilizing the services, and license and service fees for certain software used in providing the services. During the last three fiscal years, the Company and insurance company affiliates of the Company have paid PFPC the fees listed below for services provided to the Separate Account, other investment options of the Company, and investment options of insurance company affiliates of the Company.



 -----------------------------------------------------------------------------
        Year Ended December 31,                       Fee Paid
 -----------------------------------------------------------------------------
                 2005                               $548,916.200
 -----------------------------------------------------------------------------
                 2006                               $537,086.622
 -----------------------------------------------------------------------------
                 2007                               $ 560,416.07
 -----------------------------------------------------------------------------


Performance History
--------------------------------------------------------------------------------


Yield of the Phoenix Money Market Series. We calculate the yield of the Phoenix Money Market Series for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share of the series at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. We assume no policy charges were deducted from the hypothetical account. The end value minus the initial value gives us the net change in value for the hypothetical account.
The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the investment option. We carry results to the nearest hundredth of one percent.


Example Calculation:

The following example of a return/yield calculation for the Phoenix Money Market Series is based on the 7-day period ending December 31, 2007:



         Value of hypothetical pre-existing account with
           exactly one unit at the beginning of the period:.. $1.000000
         Value of the same account (excluding capital
           changes) at the end of the 7-day period:.......... $1.000792
         Calculation:
          Ending account value............................... $1.000792
          Less beginning account value....................... $1.000000
          Net change in account value........................ $0.000792
         Base period return:
           (adjusted change/beginning account value)......... $0.000791
         Current annual yield = return x (365/7) =...........     4.12%
         Effective annual yield = [(1 + return)/365/7/] - 1 =     4.21%


The current yield and effective yield information will fluctuate. Yield and return information may not provide a suitable basis for comparison with bank deposits or other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies, due to charges which will be deducted on the Separate Account level.


Total Return: We will usually advertise the average annual total return for an investment option calculated for one year, three years, five years, ten years and since the inception date of the underlying portfolio. We assume the reinvestment of all distributions at net asset value but do not account for the deduction of any of the daily or monthly charges made under the policy.


Performance is the compounded return for the time period indicated, net of all fund level fees. Returns for the periods greater than one year are annualized. Performance does not include the effects of product charges, including any or all of the following: issue, sales and tax charges; mortality and expense risk fees; cost of insurance charges; administrative and transfer fees; and surrender charges. If these charges were reflected in these returns, performance would be significantly lower than shown. Please obtain a personalized illustration by contacting your registered representative. The illustration will show all applicable policy charges deducted, including the cost of insurance.


Since investment option performance fluctuates, the policy value, when redeemed, may be worth more or less than your original investment. Withdrawals will affect the policy value and death benefit. You may obtain a copy of the most up-to-date performance numbers from your registered representative.


We may include information about a series' or an advisor's investment strategies and management style in advertisements, sales literature and other communications. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may advertise all or part of a series' portfolio holdings, including holdings in specific industries. A fund may also separately illustrate the income and capital gains portions of a series' total return. A fund may also advertise performance by dividing returns into equity and debt components.

A series may compare its returns to any of a number of well-known benchmarks of market performance; including, but not limited to:

   The Dow Jones Industrial Average/SM /("DJIA")

   CS First Boston High Yield Index
   Citigroup Corporate Index
   Citigroup Government Bond Index

   Standard & Poor's 500 Index(R) ("S&P 500")


Each investment option may include its yield and total return in advertisements or communications with current or prospective contract owners. Each investment option may also include in such advertisements, its ranking or comparison to similar mutual funds by such organizations as:


   Lipper Analytical Services
   Morningstar, Inc.
   Thomson Financial

A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in such publications as:

   Barron's
   Business Week
   Changing Times
   Consumer Reports
   Financial Planning
   Financial Services Weekly
   Forbes
   Fortune
   Investor's Business Daily
   Money
   The New York Times
   Personal Investor
   Registered Representative
   U.S. News and World Report
   The Wall Street Journal

The DJIA is an unweighted index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA .


The S&P 500 is a free-float market capitalization-weighted index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. stock market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.


Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the DJIA) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

The funds' annual reports, available upon request and without charge, contain a discussion of the performance of the funds and a comparison of that performance to a securities market index. You may obtain an Annual Report by contacting your registered representative or VULA at the address and telephone number on the first page of the prospectus.



Safekeeping of the Separate Account's Assets
--------------------------------------------------------------------------------

We hold the assets of the Separate Account separate and apart from our General Account. We maintain records of all purchases and redemptions of shares of the funds.

State Regulation
--------------------------------------------------------------------------------

We are subject to the provisions of the Connecticut insurance laws applicable to life insurance companies and to regulation and supervision by the Connecticut Insurance Commissioner. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which we do insurance business.

State regulation includes certain limitations on the investments we make, including investments for the Separate Account and the Guaranteed Interest Account. This regulation does not include, however, any supervision over the investment policies of the Account.

Reports
--------------------------------------------------------------------------------

We will furnish policy owners with all reports required by the 1940 Act and related regulations or by any other applicable law or regulation.

Experts
--------------------------------------------------------------------------------


The financial statements of Phoenix Life and Annuity Variable Universal Life Account as of December 31, 2007 and the results of its operations and the changes in its net assets for each of the periods indicated and the financial statements of Phoenix Life and Annuity Company as of December 31, 2007 and 2006, and for each of the three years in the period ended December 31, 2007 included in this Prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

Michele Drummey, Counsel, The Phoenix Life Insurance Company, has provided advice on certain matters relating to the federal securities and state regulations laws, respectively, in connection with the policies described in the prospectus.

[LOGO]

                                                                  ANNUAL REPORT

                                                               PHOENIX LIFE AND
                                                               ANNUITY VARIABLE
                                                         UNIVERSAL LIFE ACCOUNT

                                                              December 31, 2007

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007

                                                                                      Alger
                                          AIM V.I.                                  American
                                          Capital      AIM V.I.     AIM V.I. Mid    Leveraged
                                        Appreciation  Core Equity     Cap Core       AllCap
                                           Fund -       Fund -     Equity Fund -   Portfolio -
                                          Class I       Class I       Class I        Class O
                                        ------------ ------------- -------------- -------------
Assets:
   Investments at fair value...........  $  198,725    $ 61,516       $393,039     $  510,307
                                         ----------    --------       --------     ----------
   Total Assets........................  $  198,725    $ 61,516       $393,039     $  510,307
Liabilities:
   Payable to Phoenix Life and
     Annuity Company...................  $       --    $     --       $     --     $       --
                                         ----------    --------       --------     ----------
       Total Net Assets................  $  198,725    $ 61,516       $393,039     $  510,307
                                         ==========    ========       ========     ==========
       Units Outstanding...............      52,528      51,915        294,536        145,208
                                         ==========    ========       ========     ==========
   Investment shares held..............       6,766       2,113         26,976          9,213
   Investments at cost.................  $  146,281    $ 53,083       $380,016     $  237,516
       Unit Value
          Corporate Edge...............  $     3.78    $   1.18       $   1.33     $     3.51
          Executive Benefit............  $       --    $     --       $     --     $       --

                                                       Federated   Federated High
                                         DWS Equity    Fund for     Income Bond   Fidelity VIP
                                         500 Index       U.S.        Fund II -    Contrafund(R)
                                         Fund VIP -   Government      Primary      Portfolio -
                                          Class A    Securities II     Shares     Service Class
                                        ------------ ------------- -------------- -------------
Assets:
   Investments at fair value...........  $1,101,738    $612,030       $237,356     $1,031,124
                                         ----------    --------       --------     ----------
   Total Assets........................  $1,101,738    $612,030       $237,356     $1,031,124
Liabilities:
   Payable to Phoenix Life and
     Annuity Company...................  $       --    $     --       $     --     $       --
                                         ----------    --------       --------     ----------
       Total Net Assets................  $1,101,738    $612,030       $237,356     $1,031,124
                                         ==========    ========       ========     ==========
       Units Outstanding...............     245,704     146,070         49,387        172,052
                                         ==========    ========       ========     ==========
   Investment shares held..............      70,943      53,081         31,690         37,091
   Investments at cost.................  $  735,753    $609,517       $239,127     $1,052,127
       Unit Value
          Corporate Edge...............  $     4.48    $   4.19       $   4.81     $     5.99
          Executive Benefit............  $       --    $     --       $     --     $       --


                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                                       Fidelity                 Lord
                                        Fidelity VIP      VIP      Franklin    Abbett
                                           Growth       Growth      Income      Bond-
                                        Opportunities Portfolio - Securities  Debenture
                                         Portfolio -    Service     Fund -   Portfolio -
                                        Service Class    Class     Class 2    Class VC
                                        ------------- ----------- ---------- -----------
Assets:
   Investments at fair value...........   $ 67,354     $551,117    $ 42,750   $206,844
                                          --------     --------    --------   --------
   Total Assets........................   $ 67,354     $551,117    $ 42,750   $206,844
Liabilities:
   Payable to Phoenix Life and
     Annuity Company...................   $     --     $     --    $     --   $     --
                                          --------     --------    --------   --------
       Total Net Assets................   $ 67,354     $551,117    $ 42,750   $206,844
                                          ========     ========    ========   ========
       Units Outstanding...............     15,433      161,464      36,780    172,810
                                          ========     ========    ========   ========
   Investment shares held..............      3,018       12,250       2,470     17,574
   Investments at cost.................   $ 52,510     $349,038    $ 45,313   $211,846
       Unit Value
          Corporate Edge...............   $   4.36     $   3.41    $   1.16   $   1.20
          Executive Benefit............   $     --     $     --    $     --   $     --

                                                         Lord
                                         Lord Abbett    Abbett      Mutual
                                         Growth and     Mid-Cap     Shares     Phoenix
                                           Income        Value    Securities   Capital
                                         Portfolio -  Portfolio -   Fund -     Growth
                                          Class VC     Class VC    Class 2     Series
                                        ------------- ----------- ---------- -----------
Assets:
   Investments at fair value...........   $347,858     $ 74,588    $863,792   $171,864
                                          --------     --------    --------   --------
   Total Assets........................   $347,858     $ 74,588    $863,792   $171,864
Liabilities:
   Payable to Phoenix Life and
     Annuity Company...................   $     --     $     --    $     --   $     --
                                          --------     --------    --------   --------
       Total Net Assets................   $347,858     $ 74,588    $863,792   $171,864
                                          ========     ========    ========   ========
       Units Outstanding...............    270,901       60,498     174,082     55,267
                                          ========     ========    ========   ========
   Investment shares held..............     12,464        3,946      42,783     10,227
   Investments at cost.................   $334,496     $ 77,607    $584,435   $151,462
       Unit Value
          Corporate Edge...............   $   1.28     $   1.23    $   4.96   $   3.11
          Executive Benefit............   $     --     $     --    $     --   $     --



                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                        Phoenix Growth                                    Phoenix Multi-
                                          and Income    Phoenix Mid-Cap   Phoenix Money    Sector Fixed
                                            Series       Growth Series    Market Series   Income Series
                                        -------------- ----------------- ---------------- --------------
Assets:
   Investments at fair value...........    $374,294        $ 61,705         $1,777,049       $602,341
                                           --------        --------         ----------       --------
   Total Assets........................    $374,294        $ 61,705         $1,777,049       $602,341
Liabilities:
   Payable to Phoenix Life and
     Annuity Company...................    $     --        $     --         $       --       $     --
                                           --------        --------         ----------       --------
       Total Net Assets................    $374,294        $ 61,705         $1,777,049       $602,341
                                           ========        ========         ==========       ========
       Units Outstanding...............      91,227          25,808            482,449        128,481
                                           ========        ========         ==========       ========
   Investment shares held..............      25,053           3,763            177,705         66,299
   Investments at cost.................    $257,860        $ 44,375         $1,777,049       $606,945
       Unit Value
          Corporate Edge...............    $   4.10        $   2.39         $     3.68       $   4.69
          Executive Benefit............    $     --        $     --         $       --       $     --

                                        Phoenix Multi-
                                         Sector Short                    Phoenix-Aberdeen Phoenix-Alger
                                          Term Bond    Phoenix Strategic  International     Small-Cap
                                            Series     Allocation Series      Series      Growth Series
                                        -------------- ----------------- ---------------- --------------
Assets:
   Investments at fair value...........    $ 24,032        $123,924         $  515,421       $226,621
                                           --------        --------         ----------       --------
   Total Assets........................    $ 24,032        $123,924         $  515,421       $226,621
Liabilities:
   Payable to Phoenix Life and
     Annuity Company...................    $     --        $     --         $       --       $     --
                                           --------        --------         ----------       --------
       Total Net Assets................    $ 24,032        $123,924         $  515,421       $226,621
                                           ========        ========         ==========       ========
       Units Outstanding...............      19,886          29,234             79,133         29,818
                                           ========        ========         ==========       ========
   Investment shares held..............       2,436           9,567             26,925         12,695
   Investments at cost.................    $ 24,479        $124,238         $  427,878       $220,561
       Unit Value
          Corporate Edge...............    $   1.21        $   4.24         $     6.51       $   7.60
          Executive Benefit............    $     --        $     --         $       --       $     --




                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                                     Phoenix-S&P
                                        Phoenix-Duff   Dynamic
                                          & Phelps      Asset     Phoenix-Sanford Phoenix-Sanford
                                        Real Estate   Allocation     Bernstein       Bernstein
                                         Securities    Series:     Mid-Cap Value     Small-Cap
                                           Series       Growth        Series       Value Series
                                        ------------ ------------ --------------- ---------------
Assets:
   Investments at fair value...........   $185,284     $216,682      $497,456        $691,649
                                          --------     --------      --------        --------
   Total Assets........................   $185,284     $216,682      $497,456        $691,649
Liabilities:
   Payable to Phoenix Life and
     Annuity Company...................   $     --     $     --      $     --        $     --
                                          --------     --------      --------        --------
       Total Net Assets................   $185,284     $216,682      $497,456        $691,649
                                          ========     ========      ========        ========
       Units Outstanding...............     21,435      181,873        75,032         109,217
                                          ========     ========      ========        ========
   Investment shares held..............      6,908       18,777        39,216          47,825
   Investments at cost.................   $159,016     $199,641      $503,994        $688,333
       Unit Value
          Corporate Edge...............   $   8.64     $   1.19      $   6.63        $   6.33
          Executive Benefit............   $     --     $     --      $     --        $     --

                                        Phoenix-Van  Phoenix-Van     PIMCO VIT
                                           Kampen       Kampen     Total Return   Rydex Variable
                                          Comstock    Equity 500    Portfolio -     Trust Nova
                                           Series    Index Series  Advisor Class       Fund
                                        ------------ ------------ --------------- ---------------
Assets:
   Investments at fair value...........   $562,232     $179,825      $132,173        $ 21,447
                                          --------     --------      --------        --------
   Total Assets........................   $562,232     $179,825      $132,173        $ 21,447
Liabilities:
   Payable to Phoenix Life and
     Annuity Company...................   $     --     $     --      $     --        $     --
                                          --------     --------      --------        --------
       Total Net Assets................   $562,232     $179,825      $132,173        $ 21,447
                                          ========     ========      ========        ========
       Units Outstanding...............    153,055       56,341       116,767          12,189
                                          ========     ========      ========        ========
   Investment shares held..............     45,004       13,616        12,600           2,132
   Investments at cost.................   $594,486     $169,533      $129,212        $ 14,114
       Unit Value
          Corporate Edge...............   $   3.67     $   3.19      $   1.13        $   1.76
          Executive Benefit............   $     --     $     --      $     --        $     --




                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                    Templeton Developing Templeton Foreign Templeton Growth     Wanger
                                     Markets Securities  Securities Fund - Securities Fund - International
                                       Fund - Class 2         Class 2           Class 2         Select
                                    -------------------- ----------------- ----------------- -------------
Assets:
   Investments at fair value.......       $  6,947          $1,052,316         $444,906        $404,964
                                          --------          ----------         --------        --------
   Total Assets....................       $  6,947          $1,052,316         $444,906        $404,964
Liabilities:
   Payable to Phoenix Life
     and Annuity Company...........       $     --          $       --         $     --        $     --
                                          --------          ----------         --------        --------
       Total Net Assets............       $  6,947          $1,052,316         $444,906        $404,964
                                          ========          ==========         ========        ========
       Units Outstanding...........            618             209,235           88,158          70,426
                                          ========          ==========         ========        ========
   Investment shares held..........            434              51,966           28,815          14,427
   Investments at cost.............       $  6,046          $  727,289         $277,752        $262,597
       Unit Value
          Corporate Edge...........       $  11.24          $     5.03         $   5.05        $   5.75
          Executive Benefit........       $     --          $       --         $     --        $     --

                                                                              Wanger U.S.
                                    Wanger International                        Smaller
                                         Small Cap         Wanger Select       Companies
                                    -------------------- ----------------- -----------------
Assets:
   Investments at fair value.......       $870,721          $  428,815         $317,105
                                          --------          ----------         --------
   Total Assets....................       $870,721          $  428,815         $317,105
Liabilities:
   Payable to Phoenix Life
     and Annuity Company...........       $     --          $       --         $     --
                                          --------          ----------         --------
       Total Net Assets............       $870,721          $  428,815         $317,105
                                          ========          ==========         ========
       Units Outstanding...........        139,437              63,033           58,290
                                          ========          ==========         ========
   Investment shares held..........         19,771              15,271            8,745
   Investments at cost.............       $552,440          $  289,265         $175,564
       Unit Value
          Corporate Edge...........       $   6.24          $     6.80         $   5.44
          Executive Benefit........       $     --          $       --         $     --




                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2007

                                                                                     Alger
                                           AIM V.I.                 AIM V.I. Mid   American
                                           Capital      AIM V.I.      Cap Core     Leveraged
                                         Appreciation  Core Equity     Equity       AllCap
                                            Fund -       Fund -        Fund -     Portfolio -
                                           Class I       Class I      Class I       Class O
                                         ------------ ------------- ------------ -------------
Income:
   Dividends............................   $    --       $   689      $    868     $      --
Expenses:
   Mortality and expense fees...........        --            --            --            --
   Administrative fees..................        --            --            --            --
                                           -------       -------      --------     ---------
Net investment income (loss)............        --           689           868            --
                                           -------       -------      --------     ---------
Realized gains (losses) on investments
   Realized gain (loss) on sale of fund
     shares.............................       202           427             7         5,490
   Realized gain distributions..........        --            --         5,661            --
                                           -------       -------      --------     ---------
   Realized gain (loss).................       202           427         5,668         5,490
                                           -------       -------      --------     ---------
Change in unrealized appreciation
  (depreciation) during the year........    19,278         3,706        26,074       124,615
                                           -------       -------      --------     ---------
Net increase (decrease) in net assets
  from operations.......................   $19,480       $ 4,822      $ 32,610     $ 130,105
                                           =======       =======      ========     =========

                                                        Federated    Federated   Fidelity VIP
                                          DWS Equity    Fund for    High Income  Contrafund(R)
                                          500 Index       U.S.      Bond Fund II  Portfolio -
                                          Fund VIP -   Government    - Primary      Service
                                           Class A    Securities II    Shares        Class
                                         ------------ ------------- ------------ -------------
Income:
   Dividends............................   $16,291       $24,012      $ 18,056     $   8,318
Expenses:
   Mortality and expense fees...........        --            --            --            --
   Administrative fees..................        --            --            --            --
                                           -------       -------      --------     ---------
Net investment income (loss)............    16,291        24,012        18,056         8,318
                                           -------       -------      --------     ---------
Realized gains (losses) on investments
   Realized gain (loss) on sale of fund
     shares.............................       272           (41)           (1)        4,647
   Realized gain distributions..........        --            --            --       248,568
                                           -------       -------      --------     ---------
   Realized gain (loss).................       272           (41)           (1)      253,215
                                           -------       -------      --------     ---------
Change in unrealized appreciation
  (depreciation) during the year........    39,173        11,601       (10,679)     (103,600)
                                           -------       -------      --------     ---------
Net increase (decrease) in net assets
  from operations.......................   $55,736       $35,572      $  7,376     $ 157,933
                                           =======       =======      ========     =========



                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2007
                                  (Continued)

                                                        Fidelity                Lazard
                                         Fidelity VIP      VIP      Franklin  Retirement
                                            Growth       Growth      Income    Small Cap
                                         Opportunities Portfolio - Securities Portfolio -
                                          Portfolio -    Service     Fund -     Service
                                         Service Class    Class     Class 2     Shares
                                         ------------- ----------- ---------- -----------
Income:
   Dividends............................    $    --     $  3,093    $  1,442   $     --
Expenses:
   Mortality and expense fees...........         --           --          --         --
   Administrative fees..................         --           --          --         --
                                            -------     --------    --------   --------
Net investment income (loss)............         --        3,093       1,442         --
                                            -------     --------    --------   --------
Realized gains (losses) on investments
   Realized gain (loss) on sale of fund
     shares.............................        496        1,015          --         41
   Realized gain distributions..........         --          453         267         --
                                            -------     --------    --------   --------
   Realized gain (loss).................        496        1,468         267         41
                                            -------     --------    --------   --------
Change in unrealized appreciation
  (depreciation) during the year........     12,271      110,882      (2,562)       (26)
                                            -------     --------    --------   --------
Net increase (decrease) in net assets
  from operations.......................    $12,767     $115,443    $   (853)  $     15
                                            =======     ========    ========   ========

                                                          Lord        Lord
                                                         Abbett      Abbett
                                          Lord Abbett    Growth     Mid-Cap     Mutual
                                             Bond-         and       Value      Shares
                                           Debenture     Income    Portfolio  Securities
                                          Portfolio -  Portfolio -  - Class     Fund -
                                           Class VC     Class VC       VC       Class 2
                                         ------------- ----------- ---------- -----------
Income:
   Dividends............................    $12,502     $  4,332    $    340   $ 12,811
Expenses:
   Mortality and expense fees...........         --           --          --         --
   Administrative fees..................         --           --          --         --
                                            -------     --------    --------   --------
Net investment income (loss)............     12,502        4,332         340     12,811
                                            -------     --------    --------   --------
Realized gains (losses) on investments
   Realized gain (loss) on sale of fund
     shares.............................        123           15       5,667      1,165
   Realized gain distributions..........        676       23,887       9,999     31,366
                                            -------     --------    --------   --------
   Realized gain (loss).................        799       23,902      15,666     32,531
                                            -------     --------    --------   --------
Change in unrealized appreciation
  (depreciation) during the year........     (1,524)     (16,692)    (13,232)   (15,303)
                                            -------     --------    --------   --------
Net increase (decrease) in net assets
  from operations.......................    $11,777     $ 11,542    $  2,774   $ 30,039
                                            =======     ========    ========   ========



                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2007
                                  (Continued)

                                                  Phoenix
                                         Phoenix  Growth    Phoenix      Phoenix
                                         Capital    and     Mid-Cap       Money
                                         Growth   Income     Growth      Market
                                         Series   Series     Series      Series
                                         -------  -------  ---------- -------------
Income:
   Dividends............................ $   457  $ 3,672   $    --      $80,032
Expenses:
   Mortality and expense fees...........      --       --        --           --
   Administrative fees..................      --       --        --           --
                                         -------  -------   -------      -------
Net investment income (loss)............     457    3,672        --       80,032
                                         -------  -------   -------      -------
Realized gains (losses) on investments
   Realized gain (loss) on sale of fund
     shares.............................   2,720    3,726     1,221           --
   Realized gain distributions..........      --    9,458        --           --
                                         -------  -------   -------      -------
   Realized gain (loss).................   2,720   13,184     1,221           --
                                         -------  -------   -------      -------
Change in unrealized appreciation
  (depreciation) during the year........  16,233    8,542    10,253           --
                                         -------  -------   -------      -------
Net increase (decrease) in net assets
  from operations....................... $19,410  $25,398   $11,474      $80,032
                                         =======  =======   =======      =======

                                                  Phoenix
                                         Phoenix  Multi-
                                         Multi-   Sector
                                         Sector    Short    Phoenix     Phoenix-
                                          Fixed    Term    Strategic    Aberdeen
                                         Income    Bond    Allocation International
                                         Series   Series     Series      Series
                                         -------  -------  ---------- -------------
Income:
   Dividends............................ $31,536  $ 1,256   $ 3,255      $ 7,648
Expenses:
   Mortality and expense fees...........      --       --        --           --
   Administrative fees..................      --       --        --           --
                                         -------  -------   -------      -------
Net investment income (loss)............  31,536    1,256     3,255        7,648
                                         -------  -------   -------      -------
Realized gains (losses) on investments
   Realized gain (loss) on sale of fund
     shares.............................    (407)      59        --          808
   Realized gain distributions..........      --       --     6,775       25,526
                                         -------  -------   -------      -------
   Realized gain (loss).................    (407)      59     6,775       26,334
                                         -------  -------   -------      -------
Change in unrealized appreciation
  (depreciation) during the year........  (9,653)    (444)   (3,239)      33,093
                                         -------  -------   -------      -------
Net increase (decrease) in net assets
  from operations....................... $21,476  $   871   $ 6,791      $67,075
                                         =======  =======   =======      =======




                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2007
                                  (Continued)

                                                               Phoenix-   Phoenix-
                                                                Duff &      S&P     Phoenix-
                                                   Phoenix-     Phelps    Dynamic    Sanford
                                                     Alger       Real      Asset    Bernstein
                                                   Small-Cap    Estate   Allocation  Mid-Cap
                                                    Growth    Securities  Series:     Value
                                                    Series      Series     Growth    Series
                                                   ---------  ---------- ---------- ---------
Income:
   Dividends...................................... $      --   $  2,853   $ 2,841   $    697
Expenses:
   Mortality and expense fees.....................        --         --        --         --
   Administrative fees............................        --         --        --         --
                                                   ---------   --------   -------   --------
Net investment income (loss)......................        --      2,853     2,841        697
                                                   ---------   --------   -------   --------
Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares....     2,211        319        10        477
   Realized gain distributions....................    42,047     18,351     1,383     61,682
                                                   ---------   --------   -------   --------
   Realized gain (loss)...........................    44,258     18,670     1,393     62,159
                                                   ---------   --------   -------   --------
Change in unrealized appreciation (depreciation)
  during the year.................................    (9,987)   (54,473)    8,795    (52,560)
                                                   ---------   --------   -------   --------
Net increase (decrease) in net assets from
  operations...................................... $  34,271   $(32,950)  $13,029   $ 10,296
                                                   =========   ========   =======   ========

                                                   Phoenix-               Phoenix-    PIMCO
                                                    Sanford    Phoenix-     Van     VIT Total
                                                   Bernstein     Van       Kampen    Return
                                                   Small-Cap    Kampen     Equity   Portfolio
                                                     Value     Comstock  500 Index  - Advisor
                                                    Series      Series     Series     Class
                                                   ---------  ---------- ---------- ---------
Income:
   Dividends...................................... $      --   $  9,719   $ 2,425   $  5,870
Expenses:
   Mortality and expense fees.....................        --         --        --         --
   Administrative fees............................        --         --        --         --
                                                   ---------   --------   -------   --------
Net investment income (loss)......................        --      9,719     2,425      5,870
                                                   ---------   --------   -------   --------
Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares....      (448)       875     1,652         --
   Realized gain distributions....................    96,042     30,052        --         --
                                                   ---------   --------   -------   --------
   Realized gain (loss)...........................    95,594     30,927     1,652         --
                                                   ---------   --------   -------   --------
Change in unrealized appreciation (depreciation)
  during the year.................................  (112,142)   (52,341)    4,766      4,632
                                                   ---------   --------   -------   --------
Net increase (decrease) in net assets from
  operations...................................... $ (16,548)  $(11,695)  $ 8,843   $ 10,502
                                                   =========   ========   =======   ========



                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2007
                                  (Continued)

                                                                                    Templeton
                                         Rydex Variable    Rydex        Rydex      Developing
                                          Trust Inverse   Variable    Variable       Markets
                                           Government      Trust    Trust Sector   Securities
                                            Long Bond       Nova      Rotation    Fund - Class
                                          Strategy Fund     Fund        Fund            2
                                         --------------- ---------- ------------- -------------
Income:
   Dividends............................    $     --      $    306     $    --      $    127
Expenses:
   Mortality and expense fees...........          --            --          --            --
   Administrative fees..................          --            --          --            --
                                            --------      --------     -------      --------
Net investment income (loss)............          --           306          --           127
                                            --------      --------     -------      --------
Realized gains (losses) on investments
   Realized gain (loss) on sale of fund
     shares.............................         (44)          148         287            --
   Realized gain distributions..........          --            --          --           435
                                            --------      --------     -------      --------
   Realized gain (loss).................         (44)          148         287           435
                                            --------      --------     -------      --------
Change in unrealized appreciation
  (depreciation) during the year........          60          (209)       (213)          901
                                            --------      --------     -------      --------
Net increase (decrease) in net assets
  from operations.......................    $     16      $    245     $    74      $  1,463
                                            ========      ========     =======      ========

                                                         Templeton
                                            Templeton      Growth
                                             Foreign     Securities    Wanger        Wanger
                                         Securities Fund   Fund -   International International
                                            - Class 2     Class 2      Select       Small Cap
                                         --------------- ---------- ------------- -------------
Income:
   Dividends............................    $ 19,660      $  6,273     $ 2,495      $  6,786
Expenses:
   Mortality and expense fees...........          --            --          --            --
   Administrative fees..................          --            --          --            --
                                            --------      --------     -------      --------
Net investment income (loss)............      19,660         6,273       2,495         6,786
                                            --------      --------     -------      --------
Realized gains (losses) on investments
   Realized gain (loss) on sale of fund
     shares.............................       1,520         7,679       1,508         2,657
   Realized gain distributions..........      44,841        20,016      40,066        61,104
                                            --------      --------     -------      --------
   Realized gain (loss).................      46,361        27,695      41,574        63,761
                                            --------      --------     -------      --------
Change in unrealized appreciation
  (depreciation) during the year........      76,200       (21,432)     23,055        50,533
                                            --------      --------     -------      --------
Net increase (decrease) in net assets
  from operations.......................    $142,221      $ 12,536     $67,124      $121,080
                                            ========      ========     =======      ========



                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2007
                                  (Continued)

                                                                      Wanger
                                                                       U.S.
                                                             Wanger   Smaller
                                                             Select  Companies
                                                             ------- ---------
Income:
   Dividends................................................ $    -- $     --
Expenses:
   Mortality and expense fees...............................      --       --
   Administrative fees......................................      --       --
                                                             ------- --------
Net investment income (loss)................................      --       --
                                                             ------- --------
Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares..............   5,148   18,747
   Realized gain distributions..............................   7,060   18,022
                                                             ------- --------
   Realized gain (loss).....................................  12,208   36,769
                                                             ------- --------
Change in unrealized appreciation (depreciation)during the
  year......................................................  22,954  (16,544)
                                                             ------- --------
Net increase (decrease) in net assets from operations....... $35,162 $ 20,225
                                                             ======= ========




                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006

                                    AIM V.I. Capital
                                   Appreciation Fund -   AIM V.I. Core
                                         Class I       Equity Fund - Class I
                                   ------------------  --------------------
                                     2007      2006      2007       2006
                                   --------  --------   -------    -------
Increase (decrease) in net
  assets from operations:
   Net investment income
     (loss)....................... $     --  $     67  $   689    $   320
   Realized gains (losses)........      202       414      427       (201)
   Unrealized appreciation
     (depreciation) during
     the year.....................   19,278     6,831    3,706      4,728
                                   --------  --------   -------    -------
Net increase (decrease) in
  net assets from operations......   19,480     7,312    4,822      4,847
                                   --------  --------   -------    -------
Contract transactions:
   Payments received from
     contract owners..............   20,735    17,350       --         --
   Transfers between
     Investment Options
     (including Guaranteed
     Interest Account), net.......   44,678    31,734   (2,759)    55,658
   Transfers for contract
     benefits and terminations....     (519)  (41,860)      --         --
   Contract maintenance
     charges......................   (4,242)   (2,874)    (650)      (402)
                                   --------  --------   -------    -------
Net increase (decrease) in
  net assets resulting from
  contract transactions...........   60,652     4,350   (3,409)    55,256
                                   --------  --------   -------    -------
       Total increase
         (decrease) in net
         assets...................   80,132    11,662    1,413     60,103
Net assets at beginning of
  period..........................  118,593   106,931   60,103         --
                                   --------  --------   -------    -------
Net assets at end of period....... $198,725  $118,593  $61,516    $60,103
                                   ========  ========   =======    =======






                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                            Alger American
                                   AIM V.I. Mid Cap Core   Leveraged AllCap
                                   Equity Fund - Class I Portfolio - Class O
                                   --------------------  -------------------
                                     2007       2006       2007       2006
                                   --------   --------   --------  ---------
Increase (decrease) in net
  assets from operations:
   Net investment income
     (loss)....................... $    868   $  3,137   $     --  $      --
   Realized gains (losses)........    5,668     33,423      5,490     70,083
   Unrealized appreciation
     (depreciation) during
     the year.....................   26,074    (13,431)   124,615     23,919
                                   --------   --------   --------  ---------
Net increase (decrease) in
  net assets from operations......   32,610     23,129    130,105     94,002
                                   --------   --------   --------  ---------
Contract transactions:
   Payments received from
     contract owners..............   19,386     19,701      6,607     16,983
   Transfers between
     Investment Options
     (including Guaranteed
     Interest Account), net.......       --    256,575      2,151   (200,136)
   Transfers for contract
     benefits and terminations....       --         (1)    (7,629)        --
   Contract maintenance
     charges......................     (424)      (370)   (12,359)   (11,483)
                                   --------   --------   --------  ---------
Net increase (decrease) in
  net assets resulting from
  contract transactions...........   18,962    275,905    (11,230)  (194,636)
                                   --------   --------   --------  ---------
       Total increase
         (decrease) in net
         assets...................   51,572    299,034    118,875   (100,634)
Net assets at beginning of
  period..........................  341,467     42,433    391,432    492,066
                                   --------   --------   --------  ---------
Net assets at end of period....... $393,039   $341,467   $510,307  $ 391,432
                                   ========   ========   ========  =========





                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                   DWS Equity 500 Index Fund Federated Fund for U.S.
                                        VIP - Class A        Government Securities II
                                   ------------------------  -----------------------
                                      2007         2006        2007         2006
                                   ----------   ----------    --------    ---------
Increase (decrease) in net
  assets from operations:
   Net investment income
     (loss)....................... $   16,291   $   11,360   $ 24,012    $  24,884
   Realized gains (losses)........        272       13,517        (41)         841
   Unrealized appreciation
     (depreciation) during
     the year.....................     39,173      119,479     11,601         (949)
                                   ----------   ----------    --------    ---------
Net increase (decrease) in
  net assets from operations......     55,736      144,356     35,572       24,776
                                   ----------   ----------    --------    ---------
Contract transactions:
   Payments received from
     contract owners..............     69,658       68,045     70,438       94,765
   Transfers between
     Investment Options
     (including Guaranteed
     Interest Account), net.......       (764)     (65,527)    (2,586)      12,071
   Transfers for contract
     benefits and terminations....     (9,280)     (45,013)    (7,238)    (116,046)
   Contract maintenance
     charges......................    (41,483)     (33,764)   (13,213)     (12,135)
                                   ----------   ----------    --------    ---------
Net increase (decrease) in
  net assets resulting from
  contract transactions...........     18,131      (76,259)    47,401      (21,345)
                                   ----------   ----------    --------    ---------
       Total increase
         (decrease) in net
         assets...................     73,867       68,097     82,973        3,431
Net assets at beginning of
  period..........................  1,027,871      959,774    529,057      525,626
                                   ----------   ----------    --------    ---------
Net assets at end of period....... $1,101,738   $1,027,871   $612,030    $ 529,057
                                   ==========   ==========    ========    =========






                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                   Federated High Income
                                   Bond Fund II - Primary Fidelity VIP Contrafund(R)
                                         Shares           Portfolio - Service Class
                                   ---------------------  -------------------------
                                     2007        2006        2007          2006
                                    --------   --------    ----------     --------
Increase (decrease) in net
  assets from operations:
   Net investment income
     (loss)....................... $ 18,056    $ 14,139   $    8,318     $  9,233
   Realized gains (losses)........       (1)        431      253,215       82,783
   Unrealized appreciation
     (depreciation) during
     the year.....................  (10,679)      3,137     (103,600)       2,328
                                    --------   --------    ----------     --------
Net increase (decrease) in
  net assets from operations......    7,376      17,707      157,933       94,344
                                    --------   --------    ----------     --------
Contract transactions:
   Payments received from
     contract owners..............    8,119      20,185       36,957       70,171
   Transfers between
     Investment Options
     (including Guaranteed
     Interest Account), net.......   46,052     (14,992)     (95,263)     395,081
   Transfers for contract
     benefits and terminations....      (40)         --      (57,032)        (801)
   Contract maintenance
     charges......................   (4,349)     (3,061)      (4,889)      (6,584)
                                    --------   --------    ----------     --------
Net increase (decrease) in
  net assets resulting from
  contract transactions...........   49,782       2,132     (120,227)     457,867
                                    --------   --------    ----------     --------
       Total increase
         (decrease) in net
         assets...................   57,158      19,839       37,706      552,211
Net assets at beginning of
  period..........................  180,198     160,359      993,418      441,207
                                    --------   --------    ----------     --------
Net assets at end of period....... $237,356    $180,198   $1,031,124     $993,418
                                    ========   ========    ==========     ========





                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                   Fidelity VIP Growth
                                     Opportunities
                                   Portfolio - Service Fidelity VIP Growth
                                         Class         Portfolio - Service Class
                                   ------------------  ------------------------
                                     2007      2006      2007         2006
                                   -------   -------    --------     --------
Increase (decrease) in net
  assets from operations:
   Net investment income
     (loss)....................... $    --   $    36   $  3,093     $  1,347
   Realized gains (losses)........     496       (37)     1,468        5,256
   Unrealized appreciation
     (depreciation) during
     the year.....................  12,271     1,973    110,882       26,521
                                   -------   -------    --------     --------
Net increase (decrease) in
  net assets from operations......  12,767     1,972    115,443       33,124
                                   -------   -------    --------     --------
Contract transactions:
   Payments received from
     contract owners..............  13,624    14,244     19,059       15,943
   Transfers between
     Investment Options
     (including Guaranteed
     Interest Account), net.......  (5,464)   26,822    (14,002)      17,302
   Transfers for contract
     benefits and terminations....    (639)       --         --      (29,610)
   Contract maintenance
     charges......................  (1,302)     (817)    (8,064)      (7,163)
                                   -------   -------    --------     --------
Net increase (decrease) in
  net assets resulting from
  contract transactions...........   6,219    40,249     (3,007)      (3,528)
                                   -------   -------    --------     --------
       Total increase
         (decrease) in net
         assets...................  18,986    42,221    112,436       29,596
Net assets at beginning of
  period..........................  48,368     6,147    438,681      409,085
                                   -------   -------    --------     --------
Net assets at end of period....... $67,354   $48,368   $551,117     $438,681
                                   =======   =======    ========     ========





                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                                   Lazard
                                             Franklin Income   Retirement Small
                                             Securities Fund - Cap Portfolio -
                                                Class 2        Service Shares
                                             ----------------- ---------------
                                               2007     2006     2007    2006
                                              -------   ----   -------   ----
Increase (decrease) in net assets from
  operations:
   Net investment income (loss)............. $ 1,442    $--    $    --   $ --
   Realized gains (losses)..................     267     --         41     27
   Unrealized appreciation
     (depreciation) during the year.........  (2,562)    --        (26)    14
                                              -------   ---    -------   ----
Net increase (decrease) in net assets
  from operations...........................    (853)    --         15     41
                                              -------   ---    -------   ----
Contract transactions:
   Payments received from contract
     owners.................................      --     --         --     --
   Transfers between Investment Options
     (including Guaranteed Interest
     Account), net..........................  43,603     --      3,212    (22)
   Transfers for contract benefits and
     terminations...........................      --     --     (3,475)    --
   Contract maintenance charges.............      --     --        (18)   (32)
                                              -------   ---    -------   ----
Net increase (decrease) in net assets
  resulting from contract transactions......  43,603     --       (281)   (54)
                                              -------   ---    -------   ----
       Total increase (decrease) in net
         assets.............................  42,750     --       (266)   (13)
Net assets at beginning of period...........      --     --        266    279
                                              -------   ---    -------   ----
Net assets at end of period................. $42,750    $--    $    --   $266
                                              =======   ===    =======   ====





                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                    Lord Abbett Bond-    Lord Abbett Growth
                                   Debenture Portfolio - and Income Portfolio -
                                        Class VC              Class VC
                                   --------------------  ---------------------
                                     2007       2006       2007        2006
                                   --------   --------    --------   --------
Increase (decrease) in net
  assets from operations:
   Net investment income
     (loss)....................... $ 12,502   $  8,741   $  4,332    $  3,923
   Realized gains (losses)........      799        265     23,902      17,777
   Unrealized appreciation
     (depreciation) during
     the year.....................   (1,524)    (2,724)   (16,692)     28,991
                                   --------   --------    --------   --------
Net increase (decrease) in
  net assets from operations......   11,777      6,282     11,542      50,691
                                   --------   --------    --------   --------
Contract transactions:
   Payments received from
     contract owners..............    5,664      9,071      7,128      15,319
   Transfers between
     Investment Options
     (including Guaranteed
     Interest Account), net.......   48,939     79,230      3,642     107,608
   Transfers for contract
     benefits and terminations....  (10,875)        --     (4,175)    (62,298)
   Contract maintenance
     charges......................   (1,046)    (1,234)    (1,397)     (2,624)
                                   --------   --------    --------   --------
Net increase (decrease) in
  net assets resulting from
  contract transactions...........   42,682     87,067      5,198      58,005
                                   --------   --------    --------   --------
       Total increase
         (decrease) in net
         assets...................   54,459     93,349     16,740     108,696
Net assets at beginning of
  period..........................  152,385     59,036    331,118     222,422
                                   --------   --------    --------   --------
Net assets at end of period....... $206,844   $152,385   $347,858    $331,118
                                   ========   ========    ========   ========





                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                   Lord Abbett Mid-Cap
                                   Value Portfolio - Class Mutual Shares Securities
                                           VC                 Fund - Class 2
                                   ----------------------  -----------------------
                                     2007        2006        2007         2006
                                    --------    --------    --------    ---------
Increase (decrease) in net
  assets from operations:
   Net investment income
     (loss)....................... $    340    $    572    $ 12,811    $  10,654
   Realized gains (losses)........   15,666      11,675      32,531       68,132
   Unrealized appreciation
     (depreciation) during
     the year.....................  (13,232)      3,633     (15,303)      69,105
                                    --------    --------    --------    ---------
Net increase (decrease) in
  net assets from operations......    2,774      15,880      30,039      147,891
                                    --------    --------    --------    ---------
Contract transactions:
   Payments received from
     contract owners..............    4,176      10,160      30,496       28,496
   Transfers between
     Investment Options
     (including Guaranteed
     Interest Account), net.......  (13,075)    (38,891)    (30,429)    (225,581)
   Transfers for contract
     benefits and terminations....  (38,061)         --         (67)          --
   Contract maintenance
     charges......................      (20)        (95)    (34,895)     (29,523)
                                    --------    --------    --------    ---------
Net increase (decrease) in
  net assets resulting from
  contract transactions...........  (46,980)    (28,826)    (34,895)    (226,608)
                                    --------    --------    --------    ---------
       Total increase
         (decrease) in net
         assets...................  (44,206)    (12,946)     (4,856)     (78,717)
Net assets at beginning of
  period..........................  118,794     131,740     868,648      947,365
                                    --------    --------    --------    ---------
Net assets at end of period....... $ 74,588    $118,794    $863,792    $ 868,648
                                    ========    ========    ========    =========





                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                   Phoenix Capital Growth Phoenix Growth and
                                         Series              Income Series
             \                     ---------------------  ------------------
                                     2007        2006       2007      2006
                                    --------   --------   --------  --------
Increase (decrease) in net
  assets from operations:
   Net investment income
     (loss)....................... $    457    $    344   $  3,672  $  4,027
   Realized gains (losses)........    2,720           8     13,184     7,655
   Unrealized appreciation
     (depreciation) during
     the year.....................   16,233         390      8,542    45,432
                                    --------   --------   --------  --------
Net increase (decrease) in
  net assets from operations......   19,410         742     25,398    57,114
                                    --------   --------   --------  --------
Contract transactions:
   Payments received from
     contract owners..............   17,364       1,760     42,606    40,916
   Transfers between
     Investment Options
     (including Guaranteed
     Interest Account), net.......   (9,888)    141,990    (24,643)  (35,289)
   Transfers for contract
     benefits and terminations....  (25,685)         (9)   (21,845)  (37,152)
   Contract maintenance
     charges......................   (4,102)     (1,465)    (6,884)   (5,934)
                                    --------   --------   --------  --------
Net increase (decrease) in
  net assets resulting from
  contract transactions...........  (22,311)    142,276    (10,766)  (37,459)
                                    --------   --------   --------  --------
       Total increase
         (decrease) in net
         assets...................   (2,901)    143,018     14,632    19,655
Net assets at beginning of
  period..........................  174,765      31,747    359,662   340,007
                                    --------   --------   --------  --------
Net assets at end of period....... $171,864    $174,765   $374,294  $359,662
                                    ========   ========   ========  ========






                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                     Phoenix Mid-Cap    Phoenix Money Market
                                      Growth Series            Series
                                   ------------------  ----------------------
                                     2007      2006       2007        2006
                                   -------  ---------  ----------  ----------
Increase (decrease) in net
  assets from operations:
   Net investment income
     (loss)....................... $    --  $      --  $   80,032  $   74,775
   Realized gains (losses)........   1,221     78,432          --          --
   Unrealized appreciation
     (depreciation) during
     the year.....................  10,253    (49,507)         --          --
                                   -------  ---------  ----------  ----------
Net increase (decrease) in
  net assets from operations......  11,474     28,925      80,032      74,775
                                   -------  ---------  ----------  ----------
Contract transactions:
   Payments received from
     contract owners..............   1,822      4,492     173,497     297,160
   Transfers between
     Investment Options
     (including Guaranteed
     Interest Account), net.......  (4,225)  (602,626)    (65,524)   (474,823)
   Transfers for contract
     benefits and terminations....     (59)    (2,052)       (334)   (272,281)
   Contract maintenance
     charges......................  (3,059)    (4,816)    (35,735)    (36,062)
                                   -------  ---------  ----------  ----------
Net increase (decrease) in
  net assets resulting from
  contract transactions...........  (5,521)  (605,002)     71,904    (486,006)
                                   -------  ---------  ----------  ----------
       Total increase
         (decrease) in net
         assets...................   5,953   (576,077)    151,936    (411,231)
Net assets at beginning of
  period..........................  55,752    631,829   1,625,113   2,036,344
                                   -------  ---------  ----------  ----------
Net assets at end of period....... $61,705  $  55,752  $1,777,049  $1,625,113
                                   =======  =========  ==========  ==========






                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                        Phoenix Multi-Sector
                                   Phoenix Multi-Sector  Short Term Bond
                                   Fixed Income Series        Series
                                   ------------------   -------------------
                                     2007       2006      2007      2006
                                   --------   --------  -------   --------
Increase (decrease) in net
  assets from operations:
   Net investment income
     (loss)....................... $ 31,536   $ 30,927  $ 1,256   $  1,258
   Realized gains (losses)........     (407)     1,897       59        (82)
   Unrealized appreciation
     (depreciation) during
     the year.....................   (9,653)     5,855     (444)       463
                                   --------   --------  -------   --------
Net increase (decrease) in
  net assets from operations......   21,476     38,679      871      1,639
                                   --------   --------  -------   --------
Contract transactions:
   Payments received from
     contract owners..............   31,068     38,403       --         --
   Transfers between
     Investment Options
     (including Guaranteed
     Interest Account), net.......  (12,954)   (25,298)  (4,394)   (23,805)
   Transfers for contract
     benefits and terminations....  (14,310)        --       --         --
   Contract maintenance
     charges......................   (7,347)    (5,474)      --         --
                                   --------   --------  -------   --------
Net increase (decrease) in
  net assets resulting from
  contract transactions...........   (3,543)     7,631   (4,394)   (23,805)
                                   --------   --------  -------   --------
       Total increase
         (decrease) in net
         assets...................   17,933     46,310   (3,523)   (22,166)
Net assets at beginning of
  period..........................  584,408    538,098   27,555     49,721
                                   --------   --------  -------   --------
Net assets at end of period....... $602,341   $584,408  $24,032   $ 27,555
                                   ========   ========  =======   ========





                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                    Phoenix Strategic    Phoenix-Aberdeen
                                    Allocation Series   International Series
                                   -------------------  ------------------
                                     2007       2006      2007       2006
                                   --------  ---------  --------   --------
Increase (decrease) in net
  assets from operations:
   Net investment income
     (loss)....................... $  3,255  $   2,770  $  7,648   $  4,787
   Realized gains (losses)........    6,775     29,047    26,334      2,098
   Unrealized appreciation
     (depreciation) during
     the year.....................   (3,239)   (16,872)   33,093     39,669
                                   --------  ---------  --------   --------
Net increase (decrease) in
  net assets from operations......    6,791     14,945    67,075     46,554
                                   --------  ---------  --------   --------
Contract transactions:
   Payments received from
     contract owners..............    9,601     14,349    49,647      5,719
   Transfers between
     Investment Options
     (including Guaranteed
     Interest Account), net.......   (2,786)  (215,219)    6,267    424,761
   Transfers for contract
     benefits and terminations....     (212)        --   (20,496)   (95,953)
   Contract maintenance
     charges......................   (2,178)    (2,239)   (5,239)    (2,283)
                                   --------  ---------  --------   --------
Net increase (decrease) in
  net assets resulting from
  contract transactions...........    4,425   (203,109)   30,179    332,244
                                   --------  ---------  --------   --------
       Total increase
         (decrease) in net
         assets...................   11,216   (188,164)   97,254    378,798
Net assets at beginning of
  period..........................  112,708    300,872   418,167     39,369
                                   --------  ---------  --------   --------
Net assets at end of period....... $123,924  $ 112,708  $515,421   $418,167
                                   ========  =========  ========   ========






                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                      Phoenix-Alger    Phoenix-Duff & Phelps
                                    Small-Cap Growth   Real Estate Securities
                                         Series              Series
                                   ------------------  ---------------------
                                     2007      2006      2007        2006
                                   --------  --------   --------   --------
Increase (decrease) in net
  assets from operations:
   Net investment income
     (loss)....................... $     --  $     23  $  2,853    $  2,912
   Realized gains (losses)........   44,258        99    18,670      25,665
   Unrealized appreciation
     (depreciation) during
     the year.....................   (9,987)   13,163   (54,473)     35,218
                                   --------  --------   --------   --------
Net increase (decrease) in
  net assets from operations......   34,271    13,285   (32,950)     63,795
                                   --------  --------   --------   --------
Contract transactions:
   Payments received from
     contract owners..............    5,789     1,244     6,798      13,897
   Transfers between
     Investment Options
     (including Guaranteed
     Interest Account), net.......  (16,397)  177,698    (6,282)     41,727
   Transfers for contract
     benefits and terminations....  (11,543)       --   (39,905)    (25,161)
   Contract maintenance
     charges......................   (2,182)     (878)   (5,548)     (5,362)
                                   --------  --------   --------   --------
Net increase (decrease) in
  net assets resulting from
  contract transactions...........  (24,333)  178,064   (44,937)     25,101
                                   --------  --------   --------   --------
       Total increase
         (decrease) in net
         assets...................    9,938   191,349   (77,887)     88,896
Net assets at beginning of
  period..........................  216,683    25,334   263,171     174,275
                                   --------  --------   --------   --------
Net assets at end of period....... $226,621  $216,683  $185,284    $263,171
                                   ========  ========   ========   ========





                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                   Phoenix-S&P Dynamic        Phoenix-Sanford
                                   Asset Allocation Series:  Bernstein Mid-Cap
                                         Growth                Value Series
                                   -----------------------  ------------------
                                     2007         2006        2007      2006
                                    --------     --------   --------  --------
Increase (decrease) in net
  assets from operations:
   Net investment income
     (loss)....................... $  2,841     $  1,801    $    697  $  1,919
   Realized gains (losses)........    1,393           30      62,159    58,969
   Unrealized appreciation
     (depreciation) during
     the year.....................    8,795        8,246     (52,560)   (6,296)
                                    --------     --------   --------  --------
Net increase (decrease) in
  net assets from operations......   13,029       10,077      10,296    54,592
                                    --------     --------   --------  --------
Contract transactions:
   Payments received from
     contract owners..............   21,657        7,173      18,278    20,957
   Transfers between
     Investment Options
     (including Guaranteed
     Interest Account), net.......   34,005      137,103     (15,411)   65,250
   Transfers for contract
     benefits and terminations....       (2)          --        (354)       (3)
   Contract maintenance
     charges......................   (4,952)      (1,408)    (14,319)  (10,924)
                                    --------     --------   --------  --------
Net increase (decrease) in
  net assets resulting from
  contract transactions...........   50,708      142,868     (11,806)   75,280
                                    --------     --------   --------  --------
       Total increase
         (decrease) in net
         assets...................   63,737      152,945      (1,510)  129,872
Net assets at beginning of
  period..........................  152,945           --     498,966   369,094
                                    --------     --------   --------  --------
Net assets at end of period....... $216,682     $152,945    $497,456  $498,966
                                    ========     ========   ========  ========





                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                      Phoenix-Sanford
                                    Bernstein Small-Cap  Phoenix-Van Kampen
                                       Value Series        Comstock Series
                                   --------------------  ------------------
                                      2007       2006      2007      2006
                                   ---------  ---------  --------  --------
Increase (decrease) in net
  assets from operations:
   Net investment income
     (loss)....................... $      --  $   1,441  $  9,719  $  8,833
   Realized gains (losses)........    95,594    180,823    30,927    97,307
   Unrealized appreciation
     (depreciation) during
     the year.....................  (112,142)   (70,115)  (52,341)  (17,226)
                                   ---------  ---------  --------  --------
Net increase (decrease) in
  net assets from operations......   (16,548)   112,149   (11,695)   88,914
                                   ---------  ---------  --------  --------
Contract transactions:
   Payments received from
     contract owners..............    29,933     30,377    31,024    48,069
   Transfers between
     Investment Options
     (including Guaranteed
     Interest Account), net.......    36,351   (316,090)       --    72,743
   Transfers for contract
     benefits and terminations....   (22,377)        (8)  (50,521)     (707)
   Contract maintenance
     charges......................   (30,072)   (25,628)  (13,882)  (10,440)
                                   ---------  ---------  --------  --------
Net increase (decrease) in
  net assets resulting from
  contract transactions...........    13,835   (311,349)  (33,379)  109,665
                                   ---------  ---------  --------  --------
       Total increase
         (decrease) in net
         assets...................    (2,713)  (199,200)  (45,074)  198,579
Net assets at beginning of
  period..........................   694,362    893,562   607,306   408,727
                                   ---------  ---------  --------  --------
Net assets at end of period....... $ 691,649  $ 694,362  $562,232  $607,306
                                   =========  =========  ========  ========





                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                            PIMCO VIT Total
                                   Phoenix-Van Kampen      Return Portfolio -
                                   Equity 500 Index Series   Advisor Class
                                   ----------------------  -----------------
                                     2007        2006        2007     2006
                                    --------    --------   -------- --------
Increase (decrease) in net
  assets from operations:
   Net investment income
     (loss)....................... $  2,425    $  1,212    $  5,870 $    489
   Realized gains (losses)........    1,652       2,449          --      651
   Unrealized appreciation
     (depreciation) during
     the year.....................    4,766       6,554       4,632   (1,672)
                                    --------    --------   -------- --------
Net increase (decrease) in
  net assets from operations......    8,843      10,215      10,502     (532)
                                    --------    --------   -------- --------
Contract transactions:
   Payments received from
     contract owners..............    2,942       1,346           1       --
   Transfers between
     Investment Options
     (including Guaranteed
     Interest Account), net.......  (43,651)    198,674          --  122,202
   Transfers for contract
     benefits and terminations....       --          --          --       --
   Contract maintenance
     charges......................   (2,908)     (2,055)         --       --
                                    --------    --------   -------- --------
Net increase (decrease) in
  net assets resulting from
  contract transactions...........  (43,617)    197,965           1  122,202
                                    --------    --------   -------- --------
       Total increase
         (decrease) in net
         assets...................  (34,774)    208,180      10,503  121,670
Net assets at beginning of
  period..........................  214,599       6,419     121,670       --
                                    --------    --------   -------- --------
Net assets at end of period....... $179,825    $214,599    $132,173 $121,670
                                    ========    ========   ======== ========





                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                             Rydex Variable
                                             Trust Inverse
                                               Government
                                               Long Bond    Rydex Variable Trust
                                             Strategy Fund      Nova Fund
                                             -------------  -------------------
                                               2007   2006    2007       2006
                                             -------  ----  --------   -------
Increase (decrease) in net assets from
  operations:
   Net investment income (loss)............. $    --  $ 20  $    306   $   251
   Realized gains (losses)..................     (44)   (5)      148         9
   Unrealized appreciation
     (depreciation) during the year.........      60    26      (209)    3,209
                                             -------  ----  --------   -------
Net increase (decrease) in net assets
  from operations...........................      16    41       245     3,469
                                             -------  ----  --------   -------
Contract transactions:
   Payments received from contract
     owners.................................      --    --       699       697
   Transfers between Investment Options
     (including Guaranteed Interest
     Account), net..........................   6,361    (3)    9,265       (55)
   Transfers for contract benefits and
     terminations...........................  (6,832)   --   (10,029)       --
   Contract maintenance charges.............     (34)  (60)     (305)     (311)
                                             -------  ----  --------   -------
Net increase (decrease) in net assets
  resulting from contract transactions......    (505)  (63)     (370)      331
                                             -------  ----  --------   -------
       Total increase (decrease) in net
         assets.............................    (489)  (22)     (125)    3,800
Net assets at beginning of period...........     489   511    21,572    17,772
                                             -------  ----  --------   -------
Net assets at end of period................. $    --  $489  $ 21,447   $21,572
                                             =======  ====  ========   =======





                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                                 Templeton
                                                                Developing
                                               Rydex Variable     Markets
                                                Trust Sector   Securities Fund
                                                Rotation Fund    - Class 2
                                               --------------  --------------
                                                 2007    2006   2007    2006
                                               -------  -----  ------   ----
Increase (decrease) in net assets from
  operations:
   Net investment income (loss)............... $    --  $  --  $  127   $ --
   Realized gains (losses)....................     287     79     435      4
   Unrealized appreciation (depreciation)
     during the year..........................    (213)     3     901     (4)
                                               -------  -----  ------   ----
Net increase (decrease) in net assets
  from operations.............................      74     82   1,463     --
                                               -------  -----  ------   ----
Contract transactions:
   Payments received from contract owners.....      --     --   1,352     --
   Transfers between Investment Options
     (including Guaranteed Interest
     Account), net............................   8,798    (66)  4,365     --
   Transfers for contract benefits and
     terminations.............................  (9,518)    --      --     --
   Contract maintenance charges...............     (49)   (85)   (233)   (10)
                                               -------  -----  ------   ----
Net increase (decrease) in net assets
  resulting from contract transactions........    (769)  (151)  5,484    (10)
                                               -------  -----  ------   ----
       Total increase (decrease) in net
         assets...............................    (695)   (69)  6,947    (10)
Net assets at beginning of period.............     695    764      --     10
                                               -------  -----  ------   ----
Net assets at end of period................... $    --  $ 695  $6,947   $ --
                                               =======  =====  ======   ====





                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                     Templeton Foreign         Templeton Growth
                                   Securities Fund - Class 2 Securities Fund - Class 2
                                   ------------------------  ------------------------
                                      2007         2006        2007          2006
                                    ----------    --------    --------     ---------
Increase (decrease) in net
  assets from operations:
   Net investment income
     (loss)....................... $   19,660    $ 10,167    $  6,273     $   7,185
   Realized gains (losses)........     46,361      (1,088)     27,695        34,971
   Unrealized appreciation
     (depreciation) during
     the year.....................     76,200     126,293     (21,432)       58,626
                                    ----------    --------    --------     ---------
Net increase (decrease) in
  net assets from operations......    142,221     135,372      12,536       100,782
                                    ----------    --------    --------     ---------
Contract transactions:
   Payments received from
     contract owners..............     34,639      57,327      15,665        14,457
   Transfers between
     Investment Options
     (including Guaranteed
     Interest Account), net.......    (14,752)    352,966     (49,635)     (128,181)
   Transfers for contract
     benefits and terminations....    (40,261)     (1,004)    (11,709)           --
   Contract maintenance
     charges......................     (7,421)     (6,718)    (10,263)       (9,589)
                                    ----------    --------    --------     ---------
Net increase (decrease) in
  net assets resulting from
  contract transactions...........    (27,795)    402,571     (55,942)     (123,313)
                                    ----------    --------    --------     ---------
       Total increase
         (decrease) in net
         assets...................    114,426     537,943     (43,406)      (22,531)
Net assets at beginning of
  period..........................    937,890     399,947     488,312       510,843
                                    ----------    --------    --------     ---------
Net assets at end of period....... $1,052,316    $937,890    $444,906     $ 488,312
                                    ==========    ========    ========     =========






                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                   Wanger International Wanger International
                                         Select              Small Cap
                                   ------------------   ------------------
                                     2007       2006      2007       2006
                                   --------   --------  --------   --------
Increase (decrease) in net
  assets from operations:
   Net investment income
     (loss)....................... $  2,495   $    508  $  6,786   $  2,030
   Realized gains (losses)........   41,574      3,580    63,761        962
   Unrealized appreciation
     (depreciation) during
     the year.....................   23,055     56,068    50,533    165,401
                                   --------   --------  --------   --------
Net increase (decrease) in
  net assets from operations......   67,124     60,156   121,080    168,393
                                   --------   --------  --------   --------
Contract transactions:
   Payments received from
     contract owners..............    2,702         --    35,460     27,531
   Transfers between
     Investment Options
     (including Guaranteed
     Interest Account), net.......   98,068     23,921    (9,692)   316,154
   Transfers for contract
     benefits and terminations....   (6,308)        --    (7,051)   (48,417)
   Contract maintenance
     charges......................   (5,237)    (3,660)   (8,019)    (6,207)
                                   --------   --------  --------   --------
Net increase (decrease) in
  net assets resulting from
  contract transactions...........   89,225     20,261    10,698    289,061
                                   --------   --------  --------   --------
       Total increase
         (decrease) in net
         assets...................  156,349     80,417   131,778    457,454
Net assets at beginning of
  period..........................  248,615    168,198   738,943    281,489
                                   --------   --------  --------   --------
Net assets at end of period....... $404,964   $248,615  $870,721   $738,943
                                   ========   ========  ========   ========

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                       Wanger U.S. Smaller
                                      Wanger Select         Companies
                                   ------------------  ------------------
                                     2007      2006      2007      2006
                                   --------  --------  --------  --------
Increase (decrease) in net
  assets from operations:
   Net investment income
     (loss)....................... $     --  $  1,060  $     --  $    920
   Realized gains (losses)........   12,208    16,356    36,769    13,868
   Unrealized appreciation
     (depreciation) during
     the year.....................   22,954    40,386   (16,544)   14,800
                                   --------  --------  --------  --------
Net increase (decrease) in
  net assets from operations......   35,162    57,802    20,225    29,588
                                   --------  --------  --------  --------
Contract transactions:
   Payments received from
     contract owners..............    5,090     6,932    11,665    25,466
   Transfers between
     Investment Options
     (including Guaranteed
     Interest Account), net.......   11,101    19,243   (63,120)  (26,038)
   Transfers for contract
     benefits and terminations....  (20,618)       --   (18,421)     (500)
   Contract maintenance
     charges......................   (4,321)   (3,835)   (8,184)   (8,115)
                                   --------  --------  --------  --------
Net increase (decrease) in
  net assets resulting from
  contract transactions...........   (8,748)   22,340   (78,060)   (9,187)
                                   --------  --------  --------  --------
       Total increase
         (decrease) in net
         assets...................   26,414    80,142   (57,835)   20,401
Net assets at beginning of
  period..........................  402,401   322,259   374,940   354,539
                                   --------  --------  --------  --------
Net assets at end of period....... $428,815  $402,401  $317,105  $374,940
                                   ========  ========  ========  ========

                       See Notes to Financial Statements

           PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

Note 1--Organization

   The Phoenix Life and Annuity Variable Universal Life Account (the "Separate Account") is a separate investment account of Phoenix Life and Annuity Company ("PLAC"). PLAC is a Connecticut stock life insurance company and is an indirect, wholly owned subsidiary of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a wholly-owned subsidiary of The Phoenix Companies, Inc. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established July 1, 1996. The Separate Account currently consists of 60 investment options that invest in shares of underlying funds. The underlying funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, DWS Investments VIT Funds (formerly Scudder Investments VIT Funds), Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Lazard Retirement Series, Lord Abbett Series Fund, Inc., Neuberger Berman Advisers Management Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, The Rydex Variable Trust, The Sentinel Variable Products Trust, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds").

   The Separate Account invests in the following investment options:

     AIM V.I. Capital Appreciation Fund - Class I
     AIM V.I. Core Equity Fund - Class I
     AIM V.I. Mid Cap Core Equity Fund - Class I
     Alger American Leveraged AllCap Portfolio - Class O
     DWS Equity 500 Index Fund VIP - Class A
     Federated Fund for U.S. Government Securities II
     Federated High Income Bond Fund II - Primary Shares
     Fidelity VIP Contrafund(R) Portfolio - Service Class
     Fidelity VIP Growth Opportunities Portfolio - Service Class
     Fidelity VIP Growth Portfolio - Service Class
     Fidelity VIP Investment Grade Bond Portfolio - Service Class
     Franklin Income Securities Fund - Class 2
     Lazard Retirement Small Cap Portfolio - Service Shares
     Lord Abbett Bond-Debenture Portfolio - Class VC
     Lord Abbett Growth and Income Portfolio - Class VC
     Lord Abbett Mid-Cap Value Portfolio - Class VC
     Mutual Shares Securities Fund - Class 2 (included in Franklin Templeton Variable Insurance Product Trust funds)
     Neuberger Berman AMT Fasciano Portfolio - Class S
     Neuberger Berman AMT Guardian Portfolio - Class S
     Oppenheimer Capital Appreciation Fund/VA - Service Shares
     Oppenheimer Global Securities Fund/VA - Service Shares
     Oppenheimer Main Street Small Cap Fund/VA - Service Shares
     Phoenix Capital Growth Series
     Phoenix Growth and Income Series
     Phoenix Mid-Cap Growth Series
     Phoenix Money Market Series
     Phoenix Multi-Sector Fixed Income Series
     Phoenix Multi-Sector Short Term Bond Series
     Phoenix Strategic Allocation Series
     Phoenix-Aberdeen International Series
     Phoenix-Alger Small-Cap Growth Series
     Phoenix-Duff & Phelps Real Estate Securities Series

           PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT

     Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth Phoenix-S&P Dynamic Asset Allocation Series: Growth
     Phoenix-S&P Dynamic Asset Allocation Series: Moderate Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth Phoenix-Sanford Bernstein Mid-Cap Value Series
     Phoenix-Sanford Bernstein Small-Cap Value Series
     Phoenix-Van Kampen Comstock Series
     Phoenix-Van Kampen Equity 500 Index Series
     PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Class PIMCO VIT Real Return Portfolio - Advisor Class
     PIMCO VIT Total Return Portfolio - Advisor Class
     Rydex Variable Trust Inverse Government Long Bond Strategy Fund Rydex Variable Trust Nova Fund
     Rydex Variable Trust Sector Rotation Fund
     Sentinel Variable Products Balanced Fund
     Sentinel Variable Products Bond Fund
     Sentinel Variable Products Common Stock Fund
     Sentinel Variable Products Mid Cap Growth Fund
     Sentinel Variable Products Small Company Fund
     Templeton Developing Markets Securities Fund - Class 2
     Templeton Foreign Securities Fund - Class 2
     Templeton Global Asset Allocation Fund - Class 2
     Templeton Growth Securities Fund - Class 2
     Van Kampen UIF Equity and Income Portfolio - Class II
     Wanger International Select
     Wanger International Small Cap
     Wanger Select
     Wanger U.S. Smaller Companies

   Additionally, policy owners also may direct the allocation of their investments between the Separate Account and the Guaranteed Interest Account.

   Comparative year information for the year ended December 31, 2004 and prior year financial highlight data (December 31, 2003 through December 31, 2004) have been reformatted to be consistent with the 2005, 2006 and 2007 disclosures.

   Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from PLAC's other asset and liabilities. The portion of the Separate Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business PLAC may conduct.

Note 2--Significant Accounting Policies

The following is a summary of significant accounting policies of the Separate Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

    A. Valuation of investments: Investments are made exclusively in the Funds and are valued at the reported net asset values per share of the respective investment options.

           PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT

    B. Investment transactions and related income: Investment transactions are recorded on the trade date. Realized gains and losses on the sales of shares of the Funds are computed on the basis of the identified cost of the share sold. Dividend income and gains from investments are recorded on the ex-distribution date.

    C. Income taxes: The Separate Account is not a separate entity from Phoenix, and under current federal income tax law, income arising from the Separate Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

    D. Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

    E. Distributions: Distributions from the Funds are recorded by each investment option on the ex-dividend date.

    F. Fair Value Measurements: In September 2006, the FASB issued SFAS
       No. 157, Fair Value Measurements, or SFAS 157. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 provides guidance on how to measure fair value when required under existing accounting standards. The statement establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2 and 3"). Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that we have the ability to access at the measurement date. Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability. Level 3 inputs are unobservable inputs reflecting our estimates of the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk). We have adopted SFAS 157 effective January 1, 2008. Adoption of this statement did not have a material impact on our financial statements.

           PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT

Note 3--Purchases and Proceeds from Sales of Investments


   The cost of purchases and proceeds from sales of investments for the period ended December 31, 2007 were as follows:

Investment Option                                                   Purchases    Sales
-----------------                                                   ---------- ----------
   AIM V.I. Capital Appreciation Fund - Class I.................... $   67,012 $    6,359
   AIM V.I. Core Equity Fund - Class I.............................        689      3,409
   AIM V.I. Mid Cap Core Equity Fund - Class I.....................     25,915        424
   Alger American Leveraged AllCap Portfolio - Class O.............     13,686     24,916
   DWS Equity 500 Index Fund VIP - Class A.........................     86,552     52,131
   Federated Fund for U.S. Government Securities II................    109,011     37,598
   Federated High Income Bond Fund II - Primary Shares.............     73,362      5,525
   Fidelity VIP Contrafund(R) Portfolio - Service Class............    299,571    162,911
   Fidelity VIP Growth Opportunities Portfolio - Service Class.....     13,625      7,406
   Fidelity VIP Growth Portfolio - Service Class...................     53,341     52,800
   Franklin Income Securities Fund - Class 2.......................     45,313         --
   Lazard Retirement Small Cap Portfolio - Service Shares..........      3,235      3,516
   Lord Abbett Bond-Debenture Portfolio - Class VC.................     67,781     11,921
   Lord Abbett Growth and Income Portfolio - Class VC..............     39,751      6,334
   Lord Abbett Mid-Cap Value Portfolio - Class VC..................     19,429     56,070
   Mutual Shares Securities Fund - Class 2.........................     90,443     81,161
   Phoenix Capital Growth Series...................................     58,616     80,471
   Phoenix Growth and Income Series................................     60,910     58,546
   Phoenix Mid-Cap Growth Series...................................      7,072     12,593
   Phoenix Money Market Series.....................................    333,198    181,262
   Phoenix Multi-Sector Fixed Income Series........................    120,139     92,146
   Phoenix Multi-Sector Short Term Bond Series.....................     24,478     27,617
   Phoenix Strategic Allocation Series.............................     19,630      5,176
   Phoenix-Aberdeen International Series...........................    102,602     39,249
   Phoenix-Alger Small-Cap Growth Series...........................     67,941     50,227
   Phoenix-Duff & Phelps Real Estate Securities Series.............     38,161     61,894
   Phoenix-S&P Dynamic Asset Allocation Series: Growth.............     59,887      4,954
   Phoenix-Sanford Bernstein Mid-Cap Value Series..................     85,541     34,969
   Phoenix-Sanford Bernstein Small-Cap Value Series................    197,158     87,281
   Phoenix-Van Kampen Comstock Series..............................     70,794     64,403
   Phoenix-Van Kampen Equity 500 Index Series......................      5,367     46,559
   PIMCO VIT Total Return Portfolio - Advisor Class................      5,870         --
   Rydex Variable Trust Inverse Government Long Bond Strategy Fund.      6,367      6,872
   Rydex Variable Trust Nova Fund..................................     10,343     10,406
   Rydex Variable Trust Sector Rotation Fund.......................      8,862      9,631
   Templeton Developing Markets Securities Fund - Class 2..........      6,279        233
   Templeton Foreign Securities Fund - Class 2.....................    116,157     79,451
   Templeton Growth Securities Fund - Class 2......................     45,134     74,788
   Wanger International Select.....................................    152,652     20,866
   Wanger International Small Cap..................................    127,733     49,145
   Wanger Select...................................................    127,339    129,029
   Wanger U.S. Smaller Companies...................................     69,264    129,302
                                                                    ---------- ----------
                                                                    $2,936,210 $1,869,551
                                                                    ========== ==========

           PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT

Note 4--Changes in Units Outstanding


   The changes in units outstanding were as follows:

                                                For period ended            For period ended
                                               December 31, 2007           December 31, 2006
                                           -------------------------  ---------------------------
                                                              Net                          Net
                                           Units   Units    Increase  Units    Units     Increase
Investment Option                          Issued Redeemed (Decrease) Issued  Redeemed  (Decrease)
-----------------                          ------ -------- ---------- ------- --------  ----------
AIM V.I. Capital Appreciation Fund -
 Class I.................................. 19,149  (1,734)   17,415    15,095  (13,636)     1,459
AIM V.I. Core Equity Fund - Class I.......     --  (2,925)   (2,925)   59,757   (4,917)    54,840
AIM V.I. Mid Cap Core Equity Fund - Class
 I........................................ 14,536    (324)   14,212   241,898     (325)   241,573
Alger American Leveraged AllCap Portfolio
 - Class O................................  4,667  (8,192)   (3,525)    7,896  (82,146)   (74,250)
DWS Equity 500 Index Fund VIP - Class A... 15,957 (11,624)    4,333    58,191  (77,181)   (18,990)
Federated Fund for U.S. Government
 Securities II............................ 21,272  (9,406)   11,866    44,394  (49,043)    (4,649)
Federated High Income Bond Fund II -
 Primary Shares........................... 11,771  (1,164)   10,607     4,898   (4,357)       541
Fidelity VIP Contrafund(R) Portfolio -
 Service Class............................  7,901 (30,631)  (22,730)  140,941  (42,693)    98,248
Fidelity VIP Growth Opportunities
 Portfolio - Service Class................  3,665  (1,869)    1,796    12,534     (722)    11,812
Fidelity VIP Growth Portfolio - Service
 Class.................................... 17,226 (18,818)   (1,592)   91,842  (91,075)       767
Franklin Income Securities Fund - Class 2. 36,780      --    36,780        --       --         --
Lazard Retirement Small Cap Portfolio -
 Service Shares...........................  2,379  (2,587)     (208)       --      (45)       (45)
Lord Abbett Bond-Debenture Portfolio -
 Class VC................................. 47,977 (10,353)   37,624    93,759  (15,832)    77,927
Lord Abbett Growth and Income Portfolio -
 Class VC.................................  9,056  (4,884)    4,172   137,556  (80,945)    56,611
Lord Abbett Mid-Cap Value Portfolio -
 Class VC.................................  6,939 (43,354)  (36,415)   12,777  (36,483)   (23,706)
Mutual Shares Securities Fund - Class 2...  9,072 (16,142)   (7,070)   49,833 (102,561)   (52,728)
Phoenix Capital Growth Series............. 19,619 (26,594)   (6,975)   51,158     (589)    50,569
Phoenix Growth and Income Series.......... 12,039 (14,307)   (2,268)   21,814  (31,892)   (10,078)
Phoenix Mid-Cap Growth Series.............  3,300  (5,894)   (2,594)   10,539 (317,302)  (306,763)
Phoenix Money Market Series............... 70,641 (50,917)   19,724   157,054 (299,685)  (142,631)
Phoenix Multi-Sector Fixed Income Series.. 19,430 (20,229)     (799)   19,035  (16,936)     2,099
Phoenix Multi-Sector Short Term Bond
 Series................................... 19,886 (23,711)   (3,825)       --  (21,517)   (21,517)
Phoenix Strategic Allocation Series.......  2,307  (1,253)    1,054     3,902  (60,491)   (56,589)
Phoenix-Aberdeen International Series..... 11,869  (6,532)    5,337    83,892  (18,945)    64,947
Phoenix-Alger Small-Cap Growth Series.....  3,676  (6,958)   (3,282)   29,133     (656)    28,477
Phoenix-Duff & Phelps Real Estate
 Securities Series........................  1,658  (5,885)   (4,227)    7,401   (5,032)     2,369
Phoenix-S&P Dynamic Asset Allocation
 Series: Growth........................... 47,047  (4,246)   42,801   140,398   (1,326)   139,072
Phoenix-Sanford Bernstein Mid-Cap Value
 Series...................................  3,333  (5,066)   (1,733)   20,471   (8,955)    11,516
Phoenix-Sanford Bernstein Small-Cap Value
 Series................................... 14,546 (12,670)    1,876    28,473  (82,400)   (53,927)
Phoenix-Van Kampen Comstock Series........  8,115 (16,721)   (8,606)   40,171  (10,048)    30,123
Phoenix-Van Kampen Equity 500 Index Series    914 (15,086)  (14,172)   91,479  (23,375)    68,104
PIMCO VIT Total Return Portfolio -
 Advisor Class............................     --      --        --   116,767       --    116,767
Rydex Variable Trust Inverse Government
 Long Bond Strategy Fund..................  6,342  (6,846)     (504)       --      (66)       (66)
Rydex Variable Trust Nova Fund............  5,185  (5,394)     (209)      449     (234)       215
Rydex Variable Trust Sector Rotation Fund.  4,873  (5,300)     (427)       --      (96)       (96)
Templeton Developing Markets Securities
 Fund - Class 2...........................    641     (23)      618        --       (2)        (2)
Templeton Foreign Securities Fund - Class
 2........................................ 11,230 (17,303)   (6,073)  133,099  (29,295)   103,804
Templeton Growth Securities Fund - Class 2  3,777 (14,649)  (10,872)   10,395  (37,557)   (27,162)
Wanger International Select............... 21,693  (3,921)   17,772     6,114   (1,906)     4,208
Wanger International Small Cap............ 10,380  (8,580)    1,800    85,721  (19,998)    65,723
Wanger Select............................. 17,653 (19,327)   (1,674)   15,365  (12,687)     2,678
Wanger U.S. Smaller Companies.............  9,259 (23,604)  (14,345)   13,787  (15,241)    (1,454)

           PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT

Note 5--Financial Highlights


   A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying fund) and total return ratios for each of the five years in the periods ended December 31, 2007, 2006, 2005, 2004, and 2003 follows:

Executive Benefit VUL
                                                    For the periods ended
                             At December 31,            December 31,
                          -------------------   ---------------------------
                                  Unit    Net   Investment
                           Units  Fair  Assets    Income   Expense     Total
                          (000's) Value (000's) Ratio /1/  Ratio /2/ Return /3/
                          ------- ----- ------- ---------- --------  ---------
AIM V.I. Mid Cap Core Equity Fund - Class I
   2007..................   --      --    --         --       --          --
   2006..................   --      --    --         --       --          --
   2005/7/...............   --      --    --         --       --       (2.49%)
   2004..................   --      --    --         --       --          --
   2003..................   --      --    --         --       --          --
Alger American Leveraged AllCap Portfolio - Class O
   2007..................   --      --    --         --       --          --
   2006..................   --      --    --         --       --       11.70%
   2005..................    0+   3.12     0++       --       --       14.45%
   2004/6/...............    6    2.72    17         --       --        4.54%
   2003..................   --      --    --         --       --          --
Federated Fund for U.S. Government Securities II
   2007..................   --      --    --         --       --          --
   2006..................   --      --    --       7.36%      --        3.77%
   2005..................    0+   3.67     0++     4.68%      --        2.03%
   2004..................   19    3.60    67       4.26%      --        3.61%
   2003..................   22    3.47    76       3.17%      --        2.37%
Federated High Income Bond Fund II - Primary Shares
   2007..................   --      --    --         --       --          --
   2006..................   --      --    --      17.33%      --        7.98%
   2005..................    0+   4.19     0++    10.02%      --        2.66%
   2004..................    4    4.09    17       6.20%      --       10.46%
   2003..................    3    3.70    13       5.69%      --       22.22%
Fidelity VIP Contrafund(R) Portfolio - Service Class
   2007..................   --      --    --         --       --          --
   2006..................   --      --    --       0.87%      --        7.77%
   2005..................    0+   4.57     0++     0.21%      --       16.85%
   2004..................   17    3.91    68       0.09%      --       15.34%
   2003..................    4    3.39    13       0.28%      --       28.35%
Fidelity VIP Growth Opportunities Portfolio - Service Class
   2007..................   --      --    --         --       --          --
   2006..................   --      --    --         --       --          --
   2005..................   --      --    --       2.72%      --       (4.52%)
   2004/5/...............    0+   3.09     0++     1.34%      --        6.21%
   2003..................   --      --    --         --       --          --

           PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT

Executive Benefit VUL
                                                    For the periods ended
                             At December 31,            December 31,
                          -------------------   ----------------------------
                                  Unit    Net   Investment
                           Units  Fair  Assets    Income   Expense     Total
                          (000's) Value (000's) Ratio /1/  Ratio /2/ Return /3/
                          ------- ----- ------- ---------- --------  ---------
Fidelity VIP Growth Portfolio - Service Class
   2007..................   --      --     --        --       --          --
   2006..................   --      --     --      0.62%      --        5.27%
   2005..................    0+   2.81      0++    0.48%      --        5.67%
   2004..................   13    2.66     34      0.10%      --        3.26%
   2003..................    5    2.58     13      0.15%      --       32.78%
Mutual Shares Securities Fund - Class 2
   2007..................   --      --     --        --       --          --
   2006..................   --      --     --      1.66%      --       13.58%
   2005..................    0+   4.05      0++    1.01%      --       10.55%
   2004..................    5    3.66     17      0.82%      --       12.63%
   2003..................    4    3.25     13      1.03%      --       25.15%
Phoenix Capital Growth Series
   2007..................   --      --     --        --       --          --
   2006..................   --      --     --        --       --        0.73%
   2005..................    0+   1.62      0++    0.00%*     --        3.71%
   2004..................   11    1.56     17      0.52%      --        4.97%
   2003..................   17    1.49     26      0.08%      --       26.49%
Phoenix Growth and Income Series
   2007..................   --      --     --        --       --          --
   2006..................   --      --     --        --       --        2.65%
   2005..................    0+   2.84      0++    0.45%      --        4.80%
   2004..................   19    2.71     50      1.16%      --       10.48%
   2003..................   22    2.45     53      1.25%      --       27.46%
Phoenix Mid-Cap Growth Series
   2007..................   --      --     --        --       --          --
   2006..................   --      --     --        --       --        6.16%
   2005..................    0+   1.90      0++      --       --        4.18%
   2004..................    9    1.82     17        --       --        6.72%
   2003..................    7    1.71     13        --       --       28.83%
Phoenix Money Market Series
   2007..................   --      --     --        --       --          --
   2006..................   --      --     --      4.22%      --        3.66%
   2005..................    0+   3.21      1      2.40%      --        2.58%
   2004..................   48    3.13    152      0.82%      --        0.79%
   2003..................   36    3.11    113      0.65%      --        0.68%
Phoenix Multi-Sector Fixed Income Series
   2007..................   --      --     --        --       --          --
   2006..................   --      --     --      2.59%      --        5.42%
   2005..................    0+   4.23      0++    3.23%      --        1.78%
   2004..................   28    4.16    118      6.02%      --        6.84%
   2003..................   10    3.89     39      6.63%      --       14.58%

           PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT

Executive Benefit VUL
                                                    For the periods ended
                             At December 31,            December 31,
                          -------------------   ---------------------------
                                  Unit    Net   Investment
                           Units  Fair  Assets    Income   Expense     Total
                          (000's) Value (000's) Ratio /1/  Ratio /2/ Return /3/
                          ------- ----- ------- ---------- --------  ---------
Phoenix Strategic Allocation Series
   2007..................   --      --    --         --       --          --
   2006..................   --      --    --       1.56%      --        9.73%
   2005..................    0+   3.52     0++     1.40%      --        1.79%
   2004..................   15    3.46    51       2.65%      --        7.46%
   2003..................   12    3.22    39       2.64%      --       19.87%
Phoenix-Aberdeen International Series
   2007..................   --      --    --         --       --          --
   2006..................   --      --    --       1.87%      --       19.79%
   2005..................    0+   4.45     0++     0.74%      --       18.57%
   2004..................    5    3.75    17       2.73%      --       20.78%
   2003/4/...............    4    3.11    14       2.24%      --       42.30%
Phoenix-Alger Small-Cap Growth Series
   2007..................   --      --    --         --       --          --
   2006..................   --      --    --         --       --       (1.78%)
   2005..................   --      --    --         --       --          --
   2004..................   --      --    --         --       --          --
   2003..................   --      --    --         --       --          --
Phoenix-Duff & Phelps Real Estate Securities Series
   2007..................   --      --    --         --       --          --
   2006..................   --      --    --       0.48%      --       31.72%
   2005..................    0+   7.48     0++     1.09%      --       15.10%
   2004..................   13    6.50    84       2.37%      --       34.69%
   2003..................   11    4.83    54       3.49%      --       38.27%
Phoenix-Sanford Bernstein Mid-Cap Value Series
   2007..................   --      --    --         --       --          --
   2006..................   --      --    --         --       --        5.58%
   2005..................    0+   6.81     0++     0.14%      --        7.73%
   2004..................   11    6.32    68       0.19%      --       20.41%
   2003..................    8    5.25    41       0.20%      --       40.97%
Phoenix-Van Kampen Comstock Series
   2007..................   --      --    --         --       --          --
   2006..................   --      --    --       0.88%      --       16.23%
   2005..................    0+   3.14     0++     0.56%      --        5.43%
   2004..................    6    2.98    17       0.77%      --       12.92%
   2003..................   10    2.64    26       1.00%      --       23.87%
Phoenix-Van Kampen Equity 500 Index Series
   2007..................   --      --    --         --       --          --
   2006..................   --      --    --         --       --        9.81%
   2005..................    0+   2.56     0++     0.63%      --        3.69%
   2004..................   14    2.47    34       1.50%      --        9.84%
   2003..................   12    2.25    26       1.12%      --       26.23%

           PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT

Executive Benefit VUL
                                                    For the periods ended
                             At December 31,            December 31,
                          -------------------   ----------------------------
                                  Unit    Net   Investment
                           Units  Fair  Assets    Income   Expense     Total
                          (000's) Value (000's) Ratio /1/  Ratio /2/ Return /3/
                          ------- ----- ------- ---------- --------  ---------
Templeton Developing Markets Securities Fund - Class 2
   2007..................   --      --     --        --       --          --
   2006..................   --      --     --        --       --        9.63%
   2005..................    0+   5.49      0++    1.94%      --       27.43%
   2004..................    4    4.31     17      1.97%      --       24.71%
   2003..................    4    3.46     14      1.99%      --       52.99%
Templeton Foreign Securities Fund - Class 2
   2007..................   --      --     --        --       --          --
   2006..................   --      --     --        --       --          --
   2005..................   --      --     --        --       --          --
   2004..................   --    0.00     --        --       --        2.61%
   2003..................    0+   2.97      0++    2.21%      --       32.21%
Templeton Growth Securities Fund - Class 2
   2007..................   --      --     --        --       --          --
   2006..................   --      --     --        --       --        3.62%
   2005..................    0+   4.05      0++    1.60%      --        8.86%
   2004..................    9    3.72     34      1.23%      --       16.03%
   2003..................    8    3.21     27      1.60%      --       32.13%
Wanger International Small Cap
   2007..................   --      --     --        --       --          --
   2006..................   --      --     --        --       --        9.14%
   2005..................    0+   3.67      0++    1.32%      --       21.53%
   2004..................   17    3.02     52      0.84%      --       30.27%
   2003..................   17    2.32     40      0.24%      --       48.86%
Wanger Select
   2007..................   --      --     --        --       --          --
   2006..................   --      --     --        --       --        5.74%
   2005..................    0+   5.55      0++      --       --       10.49%
   2004..................    7    5.02     34        --       --       19.31%
   2003..................    3    4.21     13        --       --       30.73%
Wanger U.S. Smaller Companies
   2007..................   --      --     --        --       --          --
   2006..................   --      --     --        --       --        5.42%
   2005..................    0+   5.48      0++      --       --       11.25%
   2004..................   21    4.93    102        --       --       18.33%
   2003..................   15    4.16     64        --       --       43.22%

--------
*  Amount is less than 0.005%.

+  Amount is less than 500 units.

++ Amount is less than $500.

           PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT

/1/ The investment income ratios represent the annualized dividends, excluding distributions of capital gains, received by the Investment Option from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the daily average net assets. These ratios exclude those expenses, such as mortality and expense charges that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Investment Option is affected by the timing of the declaration of dividends by the underlying fund in which the Investment Option invests.

/2/ The expense ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/3/ The total returns are for the periods indicated, including changes in the value of the underlying fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

/4/  From inception February 7, 2003 to December 31, 2003.

/5/  From inception February 5, 2004 to December 31, 2004.

/6/  From inception May 28, 2004 to December 31, 2004.

/7/  From inception March 17, 2005 to April 25, 2005.

           PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT

   A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying fund) and total return ratios for each of the five years in the periods ended December 31, 2007, 2006, 2005, 2004, and 2003 follows:

Corporate Edge
                                                    For the periods ended
                             At December 31,            December 31,
                          --------------------- ----------------------------
                                  Unit    Net   Investment
                           Units  Fair  Assets    Income   Expense     Total
                          (000's) Value (000's) Ratio /1/  Ratio /2/ Return /3/
                          ------- ----- ------- ---------- --------  ---------
AIM V.I. Capital Appreciation Fund - Class I
   2007..................    53   3.78     199       --       --       12.01%
   2006..................    35   3.38     119     0.05%      --        6.30%
   2005..................    34   3.18     107     0.06%      --        8.84%
   2004..................    42   2.92     123       --       --        6.63%
   2003..................    45   2.74     122       --       --       29.52%
AIM V.I. Core Equity Fund - Class I
   2007..................    52   1.18      62     1.10%      --        8.12%
   2006/9/...............    55   1.10      60     0.82%      --        9.16%
   2005..................    --     --      --       --       --          --
   2004..................    --     --      --       --       --          --
   2003..................    --     --      --       --       --          --
AIM V.I. Mid Cap Core Equity Fund - Class I
   2007..................   295   1.33     393     0.23%      --        9.55%
   2006..................   280   1.22     341     1.22%      --       11.24%
   2005..................    39   1.10      42     0.55%      --        7.62%
   2004/6/...............    36   1.02      36     1.93%      --        1.98%
   2003..................    --     --      --       --       --          --
Alger American Leveraged AllCap Portfolio - Class O
   2007..................   145   3.51     510       --       --       33.53%
   2006..................   149   2.63     391       --       --       19.26%
   2005..................   223   2.21     492       --       --       14.45%
   2004..................   213   1.93     411       --       --        8.19%
   2003..................   220   1.78     392       --       --       34.72%
DWS Equity 500 Index Fund VIP - Class A
   2007..................   246   4.48   1,102     1.47%      --        5.30%
   2006..................   241   4.26   1,028     1.14%      --       15.52%
   2005..................   260   3.69     960     1.50%      --        4.68%
   2004..................   255   3.52     897     0.99%      --       10.59%
   2003..................   310   3.18     987     1.30%      --       28.16%
Federated Fund for U.S. Government Securities II
   2007..................   146   4.19     612     4.09%      --        6.29%
   2006..................   134   3.94     529     4.21%      --        4.14%
   2005..................   139   3.79     525     3.84%      --        2.03%
   2004..................   127   3.71     471     4.93%      --        3.61%
   2003..................   133   3.58     477     2.14%      --        2.37%

           PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT

Corporate Edge
                                                     For the periods ended
                             At December 31,             December 31,
                          --------------------   ---------------------------
                                  Unit    Net    Investment
                           Units  Fair  Assets     Income   Expense     Total
                          (000's) Value (000's)  Ratio /1/  Ratio /2/ Return /3/
                          ------- ----- -------  ---------- --------  ---------
Federated High Income Bond Fund II - Primary Shares
   2007..................    49   4.81     237      7.84%      --        3.43%
   2006..................    39   4.65     180      8.15%      --       10.80%
   2005..................    38   4.19     160      7.94%      --        2.66%
   2004..................    35   4.09     142      7.76%      --       10.46%
   2003..................    37   3.70     136      4.77%      --       22.22%
Fidelity VIP Contrafund(R) Portfolio - Service Class
   2007..................   172   5.99   1,031      0.85%      --       17.51%
   2006..................   195   5.10     993      1.00%      --       11.59%
   2005..................    96   4.57     441      0.15%      --       16.85%
   2004..................    55   3.91     216      0.25%      --       15.34%
   2003..................    35   3.39     117      0.29%      --       28.35%
Fidelity VIP Growth Opportunities Portfolio - Service Class
   2007..................    15   4.36      67        --       --       23.04%
   2006..................    14   3.55      48      0.11%      --        5.30%
   2005..................     2   3.37       6      0.81%      --        8.86%
   2004..................     1   3.09       5      0.33%      --        7.06%
   2003..................    15   2.89      44      0.30%      --       29.66%
Fidelity VIP Growth Portfolio - Service Class
   2007..................   161   3.41     551      0.63%      --       26.87%
   2006..................   163   2.69     439      0.30%      --        6.73%
   2005..................   162   2.52     409      0.39%      --        5.67%
   2004..................   176   2.39     419      0.18%      --        3.26%
   2003..................   185   2.31     428      0.20%      --       32.78%
Franklin Income Securities Fund - Class 2
   2007/13/..............    37   1.16      43      4.97%      --       (1.95%)
   2006..................    --     --      --        --       --          --
   2005..................    --     --      --        --       --          --
   2004..................    --     --      --        --       --          --
   2003..................    --     --      --        --       --          --
Lazard Retirement Small Cap Portfolio - Service Shares
   2007..................    --     --      --        --       --        6.59%
   2006..................     0+  1.28       0++      --       --       16.07%
   2005/7/...............     0+  1.10       0++      --       --       12.59%
   2004..................    --     --      --        --       --          --
   2003..................    --     --      --        --       --          --
Lord Abbett Bond-Debenture Portfolio - Class VC
   2007..................   173   1.20     207      6.35%      --        6.19%
   2006..................   135   1.13     152     12.75%      --        9.33%
   2005/7/...............    57   1.03      59      7.54%      --        5.33%
   2004..................    --     --      --        --       --          --
   2003..................    --     --      --        --       --          --

           PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT

Corporate Edge
                                                    For the periods ended
                             At December 31,            December 31,
                          --------------------- ----------------------------
                                  Unit    Net   Investment
                           Units  Fair  Assets    Income   Expense     Total
                          (000's) Value (000's) Ratio /1/  Ratio /2/ Return /3/
                          ------- ----- ------- ---------- --------  ---------
Lord Abbett Growth and Income Portfolio - Class VC
   2007..................    271  1.28     348     1.25%      --        3.44%
   2006..................    267  1.24     331     1.20%      --       17.27%
   2005/7/...............    210  1.06     222     1.47%      --        7.89%
   2004..................     --    --      --       --       --          --
   2003..................     --    --      --       --       --          --
Lord Abbett Mid-Cap Value Portfolio - Class VC
   2007..................     60  1.23      75     0.36%      --        0.58%
   2006..................     97  1.23     119     0.43%      --       12.23%
   2005/7/...............    121  1.09     132     0.66%      --       13.98%
   2004..................     --    --      --       --       --          --
   2003..................     --    --      --       --       --          --
Mutual Shares Securities Fund - Class 2
   2007..................    174  4.96     864     1.44%      --        3.48%
   2006..................    181  4.80     869     1.25%      --       18.38%
   2005..................    234  4.05     947     0.94%      --       10.55%
   2004..................    200  3.66     731     0.76%      --       12.63%
   2003..................    214  3.25     696     0.97%      --       25.15%
Phoenix Capital Growth Series
   2007..................     55  3.11     172     0.25%      --       10.75%
   2006..................     62  2.81     175     0.61%      --        3.22%
   2005..................     12  2.72      32     0.07%      --        3.71%
   2004..................     12  2.62      31     0.40%      --        4.97%
   2003..................     40  2.50      99     0.07%      --       26.49%
Phoenix Growth and Income Series
   2007..................     91  4.10     374     0.96%      --        6.66%
   2006..................     93  3.85     360     1.08%      --       17.18%
   2005..................    104  3.28     340     1.08%      --        4.80%
   2004..................    101  3.13     317     1.28%      --       10.48%
   2003..................     94  2.84     267     1.33%      --       27.46%
Phoenix Mid-Cap Growth Series
   2007..................     26  2.39      62       --       --       21.80%
   2006..................     28  1.96      56       --       --        4.13%
   2005..................    335  1.89     632       --       --        4.18%
   2004..................    315  1.81     569       --       --        6.72%
   2003..................    338  1.70     572       --       --       28.83%
Phoenix Money Market Series
   2007..................    482  3.68   1,777     4.76%      --        4.88%
   2006..................    463  3.51   1,625     4.31%      --        4.41%
   2005..................    605  3.36   2,035     2.57%      --        2.58%
   2004..................    536  3.28   1,758     0.78%      --        0.79%
   2003..................  1,104  3.25   3,592     0.69%      --        0.68%

           PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT

Corporate Edge
                                                    For the periods ended
                             At December 31,            December 31,
                          --------------------- ---------------------------
                                  Unit    Net   Investment
                           Units  Fair  Assets    Income   Expense     Total
                          (000's) Value (000's) Ratio /1/  Ratio /2/ Return /3/
                          ------- ----- ------- ---------- --------  ---------
Phoenix Multi-Sector Fixed Income Series
   2007..................   128    4.69   602      5.38%      --        3.71%
   2006..................   129    4.52   584      5.34%      --        6.84%
   2005..................   127    4.23   538      4.93%      --        1.78%
   2004..................   124    4.16   514      6.36%      --        6.84%
   2003..................    50    3.89   194      6.91%      --       14.58%
Phoenix Multi-Sector Short Term Bond Series
   2007..................    20    1.21    24      5.39%      --        3.98%
   2006..................    24    1.16    28      4.27%      --        5.71%
   2005/8/...............    45    1.10    50      4.40%      --        1.92%
   2004..................    --      --    --      3.58%      --        1.34%
   2003/5/...............     3    1.03     3     21.59%      --        0.86%
Phoenix Strategic Allocation Series
   2007..................    29    4.24   124      2.77%      --        5.98%
   2006..................    28    4.00   113      2.29%      --       12.69%
   2005..................    85    3.55   301      2.25%      --        1.79%
   2004..................   102    3.49   355      2.70%      --        7.46%
   2003..................   116    3.24   378      2.84%      --       19.87%
Phoenix-Aberdeen International Series
   2007..................    79    6.51   515      1.59%      --       14.94%
   2006..................    74    5.67   418      2.65%      --       27.37%
   2005..................     9    4.45    39      2.69%      --       18.57%
   2004..................    29    3.75   108      2.76%      --       20.78%
   2003..................    32    3.11   100      2.12%      --       31.86%
Phoenix-Alger Small-Cap Growth Series
   2007..................    30    7.60   227        --       --       16.09%
   2006..................    33    6.55   217      0.03%      --       19.45%
   2005..................     5    5.48    25        --       --       15.64%
   2004..................     5    4.74    22        --       --        2.12%
   2003..................    13    4.64    59        --       --       53.38%
Phoenix-Duff & Phelps Real Estate Securities Series
   2007..................    21    8.64   185      1.25%      --      (15.71%)
   2006..................    26   10.26   263      1.41%      --       37.07%
   2005..................    23    7.48   174      1.68%      --       15.10%
   2004..................    29    6.50   191      2.62%      --       34.69%
   2003..................    41    4.83   200      3.81%      --       38.27%
Phoenix-S&P Dynamic Asset Allocation Series: Growth
   2007..................   182    1.19   217      1.53%      --        8.33%
   2006/10/..............   139    1.10   153      3.89%      --        7.18%
   2005..................    --      --    --        --       --          --
   2004..................    --      --    --        --       --          --
   2003..................    --      --    --        --       --          --

           PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT

Corporate Edge
                                                    For the periods ended
                             At December 31,            December 31,
                          -------------------   ---------------------------
                                  Unit    Net   Investment
                           Units  Fair  Assets    Income   Expense     Total
                          (000's) Value (000's) Ratio /1/  Ratio /2/ Return /3/
                          ------- ----- ------- ---------- --------  ---------
Phoenix-Sanford Bernstein Mid-Cap Value Series
   2007..................    75   6.63    497      0.13%      --        2.00%
   2006..................    77   6.50    499      0.49%      --       14.91%
   2005..................    65   5.66    369      0.12%      --        7.73%
   2004..................    51   5.25    266      0.18%      --       20.41%
   2003..................    46   4.36    202      0.21%      --       40.97%
Phoenix-Sanford Bernstein Small-Cap Value Series
   2007..................   109   6.33    692        --       --       (2.10%)
   2006..................   107   6.47    694      0.21%      --       16.75%
   2005..................   161   5.54    894        --       --        7.46%
   2004..................   156   5.16    804        --       --       22.67%
   2003..................   146   4.20    613        --       --       43.86%
Phoenix-Van Kampen Comstock Series
   2007..................   153   3.67    562      1.65%      --       (2.22%)
   2006..................   162   3.76    607      1.92%      --       20.90%
   2005..................   132   3.11    409      1.24%      --        5.43%
   2004..................   122   2.95    360      1.36%      --       12.92%
   2003..................    36   2.61     93      0.92%      --       23.87%
Phoenix-Van Kampen Equity 500 Index Series
   2007..................    56   3.19    180      1.31%      --        4.87%
   2006..................    71   3.04    215      2.31%      --       14.21%
   2005..................     2   2.66      6      1.24%      --        3.69%
   2004..................     3   2.57      7      0.73%      --        9.84%
   2003..................    35   2.34     81      1.09%      --       26.23%
PIMCO VIT Total Return Portfolio - Advisor Class
   2007..................   117   1.13    132      4.71%      --        8.63%
   2006/11/..............   117   1.04    122      4.56%      --       (0.44%)
   2005..................    --     --     --        --       --          --
   2004..................    --     --     --        --       --          --
   2003..................    --     --     --        --       --          --
Rydex Variable Trust Inverse Government Long Bond Strategy Fund
   2007..................    --     --     --        --       --        4.13%
   2006..................     1   0.97      0++    3.88%      --        8.11%
   2005..................     1   0.90      1        --       --       (5.24%)
   2004..................     1   0.95      1        --       --      (10.67%)
   2003/4/...............     7   1.06      8        --       --        2.14%
Rydex Variable Trust Nova Fund
   2007..................    12   1.76     21      1.37%      --        1.13%
   2006..................    12   1.74     22      1.30%      --       19.27%
   2005..................    12   1.46     18      0.33%      --        3.96%
   2004..................    12   1.40     17      0.05%      --       14.62%
   2003/4/...............    18   1.22     22        --       --       15.36%

           PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT

Corporate Edge
                                                    For the periods ended
                             At December 31,            December 31,
                          --------------------- ----------------------------
                                  Unit    Net   Investment
                           Units  Fair  Assets    Income   Expense     Total
                          (000's) Value (000's) Ratio /1/  Ratio /2/ Return /3/
                          ------- ----- ------- ---------- --------  ---------
Rydex Variable Trust Sector Rotation Fund
   2007..................    --      --     --       --       --       11.51%
   2006..................     0    1.63      1       --       --       11.39%
   2005..................     1    1.46      1       --       --       13.71%
   2004..................     1    1.29      1       --       --       10.71%
   2003/4/...............     7    1.16      8       --       --        9.57%
Templeton Developing Markets Securities Fund - Class 2
   2007/12/..............     1   11.24      7     2.46%      --       29.35%
   2006..................    --      --     --       --       --          --
   2005..................    --      --     --       --       --          --
   2004..................    --      --     --       --       --          --
   2003..................    --      --     --       --       --          --
Templeton Foreign Securities Fund - Class 2
   2007..................   209    5.03  1,052     1.99%      --       15.46%
   2006..................   215    4.36    938     1.38%      --       21.44%
   2005..................   112    3.59    400     1.11%      --       10.17%
   2004..................    96    3.26    314     1.04%      --       18.53%
   2003..................   126    2.75    347     1.16%      --       32.21%
Templeton Growth Securities Fund - Class 2
   2007..................    88    5.05    445     1.34%      --        2.35%
   2006..................    99    4.93    488     1.38%      --       21.81%
   2005..................   126    4.05    511     1.16%      --        8.86%
   2004..................   103    3.72    383     1.11%      --       16.03%
   2003..................    99    3.20    317     1.03%      --       32.13%
Wanger International Select
   2007..................    70    5.75    405     0.72%      --       21.78%
   2006..................    53    4.72    249     0.26%      --       36.00%
   2005..................    48    3.47    168     1.94%      --       16.43%
   2004..................    53    2.98    159     0.32%      --       24.34%
   2003..................    50    2.40    119     0.30%      --       41.24%
Wanger International Small Cap
   2007..................   139    6.24    871     0.82%      --       16.31%
   2006..................   138    5.37    739     0.34%      --       37.16%
   2005..................    72    3.91    281     0.93%      --       21.53%
   2004..................    53    3.22    171     0.90%      --       30.27%
   2003..................    83    2.47    205     0.18%      --       48.86%
Wanger Select
   2007..................    63    6.80    429       --       --        9.39%
   2006..................    65    6.22    402     0.36%      --       19.70%
   2005..................    62    5.20    322       --       --       10.49%
   2004..................    61    4.70    285       --       --       19.31%
   2003..................    49    3.94    192       --       --       30.73%

           PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT

Corporate Edge
                                                    For the periods ended
                             At December 31,            December 31,
                          --------------------- ----------------------------
                                  Unit    Net   Investment
                           Units  Fair  Assets    Income   Expense     Total
                          (000's) Value (000's) Ratio /1/  Ratio /2/ Return /3/
                          ------- ----- ------- ---------- --------  ---------
Wanger U.S. Smaller Companies
   2007..................   58    5.44    317        --       --        5.39%
   2006..................   73    5.16    375      0.23%      --        7.87%
   2005..................   74    4.79    354        --       --       11.25%
   2004..................   70    4.30    302        --       --       18.33%
   2003..................   92    3.63    334        --       --       43.22%

--------
+  Amount is less than 500 units.

++ Amount is less than $500.

/1/ The investment income ratios represent the annualized dividends, excluding distributions of capital gains, received by the Investment Option from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the daily average net assets. These ratios exclude those expenses, such as mortality and expense charges that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Investment Option is affected by the timing of the declaration of dividends by the underlying fund in which the Investment Option invests.

/2/ The expense ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/3/ The total returns are for the periods indicated, including changes in the value of the underlying fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

/4/  From inception July 8, 2003 to December 31, 2003.

/5/  From inception December 9, 2003 to December 31, 2003.

/6/  From inception December 3, 2004 to December 31, 2004.

/7/  From inception April 29, 2005 to December 31, 2005.

/8/  From inception May 12, 2005 to December 31, 2005.

/9/  From inception April 28, 2006 to December 31, 2006.

/10/ From inception September 5, 2006 to December 31, 2006.

/11/ From inception November 29, 2006 to December 31, 2006.

/12/ From inception February 12, 2007 to December 31, 2007.

/13/ From inception April 30, 2007 to December 31, 2007.

           PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT

Note 6--Policy Loans


   Policy provisions allow policyowners to borrow up to 90% - 100% of the policy's cash surrender value, reduced by an amount equal to the surrender charge with loan interest payable on each policy anniversary. At the time the loan is granted, an amount equivalent to the amount of the loan is transferred from the Separate Account and the non-loaned portion of the Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account, part of Phoenix's general account as collateral for the outstanding loan. Transfers from the account are included as transfers for contract benefits and terminations in the accompanying financial statements. Amounts in the loaned portion of the Guaranteed Interest Account are credited with interest. Loan repayments result in a transfer of collateral back to the Separate Account and the non-loaned portion of the Guaranteed Interest Account.

Note 7--Fees and Related Party Transactions

   Phoenix and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Separate Account. PEPCO is the principal underwriter and distributor for the Separate Account.

   Certain fees are deducted from the Contracts. To understand all of the charges that are assessed for your individual policy you should refer to your policy contract provided to you at issue or the most recent product prospectus provided to you annually. Those fees are described below:

A) Contract Maintenance Charges

   The Separate Account is assessed periodic Contract Maintenance Charges which are designed to compensate PLAC for certain costs associated with maintenance. These expenses are included in a separate line item entitled "Contract Maintenance Charges" in the accompanying statements of changes in net assets. The total aggregate expense for the periods ended December 31, 2007 and 2006 were $310,824 and $265,765, respectively. The charges assessed the Separate Account for Contract Maintenance Charges are outlined as follows:

   Administration Charge - Phoenix will make deductions to cover administrative expenses at a maximum annual rate of $120.

   Policy Surrender Charge - In accordance with terms of the contracts, Phoenix makes deductions for surrender charges. Because a policy's account value and policy duration may vary, the surrender charge may also vary.

   Cost of Insurance Charge - In accordance with terms of the contracts, Phoenix makes deductions for costs of insurance to cover Phoenix's anticipated mortality costs. Because a policy's account value and death benefit may vary from month to month, the cost of insurance charge may also vary.

   Other Charges - Phoenix may deduct other costs depending on the policy terms.

   All of the above expenses are taken out as a redemption of units.

B) Optional Rider and Benefit Charges

   Phoenix may deduct other charges and fees based on the selection of Other Optional Policy Benefits and Riders. These expenses are included in a separate line item entitled "Transfers for contract benefits and terminations" in the accompanying statements of changes in net assets. This expense is taken out as a redemption of units.

           PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT

C) Mortality and Expense Fee and Administration Fee charges

   Phoenix will make deductions at a maximum rate of 0% of the contracts value for the mortality and expense risks and 0% for administration fees, which the company undertakes. These expenses are included in separate line items "Mortality and Expense Fees" and "Administration Fees" in the accompanying statements of operations. The total aggregate expense for the periods ended December 31, 2007 and 2006 were $0 and $0, respectively. This expense is taken out as a reduction of unit values. In accordance with the terms of the contracts, other mortality and expense fee charges and administration fee charges may be taken out as transfers for contract benefits and terminations.

Note 8--Distribution of Net Income

   The Separate Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

Note 9--Diversification Requirements

   Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code") as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each investment option is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

   PLAC intends that each of the investment options shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

Note 10--Liquidations and Mergers

   On October 20, 2006, the Growth and Income Series acquired all of the net assets of the Phoenix-Kayne Rising Dividends Series ("Kayne Rising Dividends") pursuant to an Agreement and Plan of Reorganization approved by the Kayne Rising Dividends shareholders on October 5, 2006. The acquisition was accomplished by a tax-free exchange of 835,783 shares of Growth and Income outstanding on October 20, 2006 and valued at $11,722,358 for 1,002,388 shares of Kayne Rising Dividends outstanding on October 20, 2006. Kayne Rising Dividend's net assets of $11,722,362, including $1,654,538 of net unrealized appreciation were combined with those of Growth and Income. The aggregate net assets of Growth and Income immediately after the merger were $163,685,403.

   On October 20, 2006, the Aberdeen International Series acquired all of the net assets of the Phoenix-Lazard International Equity Select Series ("Lazard International Equity Select") pursuant to an Agreement and Plan of Reorganization approved by the Lazard International Equity Select shareholders on October 5, 2006. The acquisition was accomplished by a tax-free exchange of 10,426,631 shares of Aberdeen International outstanding on October 20, 2006 and valued at $175,009,666 for 10,514,476 shares of Lazard International Equity Select outstanding on October 20, 2006. Lazard International Equity Select's net assets of $175,009,669, including $33,022,037 of net unrealized appreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $389,209,267.

           PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT

   On October 27, 2006, the Capital Growth Series acquired all of the net assets of the Phoenix-AIM Growth Series ("AIM Growth") pursuant to an Agreement and Plan of Reorganization approved by the AIM Growth shareholders on October 5, 2006. The acquisition was accomplished by a tax-free exchange of 3,996,273 shares of Capital Growth outstanding on October 27, 2006 and valued at $61,016,844 for 8,399,603 shares of AIM Growth outstanding on October 27, 2006. AIM Growth's net assets of $61,016,844, including $8,256,215 of net unrealized appreciation were combined with those of Capital Growth. The aggregate net assets of Capital Growth immediately after the merger were $452,685,507.

   On October 27, 2006, the Mid-Cap Growth Series acquired all of the net assets of the Phoenix Strategic Theme Series ("Strategic Theme") pursuant to an Agreement and Plan of Reorganization approved by the Strategic Theme shareholders on October 5, 2006. The acquisition was accomplished by a tax-free exchange of 3,950,319 shares of Mid-Cap Growth outstanding on October 27, 2006 and valued at $53,113,639 for 4,883,118 shares of Strategic Theme outstanding on October 27, 2006. Strategic Theme's net assets of $53,113,639, including $7,454,917 of net unrealized appreciation were combined with those of Mid-Cap Growth. The aggregate net assets of Mid-Cap Growth immediately after the merger were $98,521,888.

   On October 27, 2006, the Alger Small-Cap Growth Series acquired all of the net assets of the Phoenix-Engemann Small-Cap Growth Series ("Engemann Small-Cap Growth") and the Phoenix-Kayne Small-Cap Quality Value Series ("Kayne Small-Cap Quality Value") pursuant to an Agreement and Plan of Reorganization approved by the Engemann Small-Cap Growth and Kayne Small-Cap Quality Value shareholders on October 26, 2006. The acquisition was accomplished by a tax-free exchange of 1,912,431 shares of Alger Small-Cap Growth outstanding on October 27, 2006 and valued at $34,546,959 for 2,108,424 shares of Engemann Small-Cap Growth valued at $16,831,325 and 1,054,130 shares of Kayne Small-Cap Quality Value valued at $17,715,634. Engemann Small-Cap Growth's net assets of $16,831,325, including $4,238,547 of net unrealized appreciation and Kayne Small-Cap Quality Value's net assets of $17,715,634, including $4,213,331 of net unrealized appreciation were combined with those of Alger Small-Cap Growth. The aggregate net assets of Alger Small-Cap Growth immediately after the merger were $59,092,472.

   On October 27, 2006, the Van Kampen Equity 500 Index Series acquired all of the net assets of the Phoenix-Northern Dow 30 Series ("Northern Dow 30") and the Phoenix-Northern Nasdaq-100 Index(R) Series ("Northern Nasdaq-100 Index(R)") pursuant to an Agreement and Plan of Reorganization approved by the Northern Dow 30 and Northern Nasdaq-100 Index(R) shareholders on October 26, 2006. The acquisition was accomplished by a tax-free exchange of 3,550,335 shares of Van Kampen Equity 500 Index outstanding on October 27, 2006 and valued at $44,067,409 for 2,100,979 shares of Northern Dow 30 valued at $21,817,938 and 4,901,410 shares of Northern Nasdaq-100 Index(R) valued at $22,249,471. Northern Dow 30's net assets of $21,817,938, including $4,937,365 of net unrealized appreciation and Northern Nasdaq-100 Index(R)'s net assets of $22,249,471, including $5,784,158 of net unrealized appreciation were combined with those of Van Kampen Equity 500 Index. The aggregate net assets of Van Kampen Equity 500 Index immediately after the merger were $145,082,755.

Note 11--Manager of Managers Exemptive Order

   The Phoenix Edge Series Fund ("PESF") and Phoenix Variable Advisors, Inc. ("PVA") have received an exemptive order from the Securities and Exchange Commission ("SEC") granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA will, subject to supervision and approval of the PESF's Board of Trustees, be permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of

           PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT the PESF. The PESF and PVA will therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

Note 12--Mixed and Shared Funding

   Shares of the PESF are not directly offered to the public. Shares of the PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company. Shares of the PESF may be offered to separate accounts of other insurance companies in the future.

   The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. The PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, the PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in the PESF or shares of another fund may be substituted.

Note 13--Other

   On May 1, 2006, the Rydex Variable Trust Juno Fund changed its name to the Inverse Government Long Bond Fund, and the class identifier of "Service Shares" was added to the Lazard Retirement Series: Lazard Retirement Small Cap Portfolio.

   On June 26, 2006, Phoenix Investment Counsel, Inc. ("PIC") became the investment advisor to the Phoenix Capital Growth Series and Harris Investment Management, Inc ("HIM") is the new subadvisor.

   On September 1, 2006, the Board of Trustees of PESF approved a name and subadvisor change for the Phoenix-Alliance Bernstein Enhanced Index Series. The new series name is Phoenix-Van Kampen Equity 500 Index Series. Morgan Stanley Investment Management Inc. (dba, "Van Kampen") became the new subadvisor.

   On October 23, 2006, the Board of Trustees of PESF approved the following name changes: Phoenix-Engemann Growth and Income Series to Phoenix Growth and Income Series; Phoenix-Engemann Strategic Allocation Series to Phoenix Strategic Allocation Series; Phoenix-Goodwin Money Market Series to Phoenix Money Market Series; Phoenix-Goodwin Multi-Sector Fixed Income Series to Phoenix Multi-Sector Fixed Income Series; and Phoenix-Goodwin Multi-Sector Short Term Bond Series to Phoenix Multi-Sector Short Term Bond Series.

   On October 23, 2006, PIC replaced Engemann Asset Management as the subadvisor to the Phoenix Growth and Income Series. Engemann Asset Management was removed as subadvisor for the Phoenix Strategic Allocation Series, which will be managed by the advisor, PIC.

   The insurance company affiliates of the Fund distribute the Fund as investment options in variable annuity and life insurance products ("Variable Products") through non-affiliated advisors, broker-dealers and other financial intermediaries. There is substantial competition for business within most of these distributors. One of

           PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT the most significant distributors of the Variable Products (and the Fund) includes a subsidiary of State Farm Mutual Automobile Insurance Company, or State Farm. The insurance company affiliates of the Fund have had distribution arrangements with State Farm since 2001. In 2007, the agreement with State Farm to provide life and annuity products and related services to State Farm's affluent and high-net-worth customers through qualified State Farm agents was extended until 2016.

   Due to an internal reorganization, effective August 1, 2007, Phoenix Variable Advisors, Inc. ("PVA") replaced Duff & Phelps Investment Management Company ("DPIM") as the advisor of the current Phoenix-Duff & Phelps Real Estate Securities Series. The Board approved the termination of the current investment advisory agreement for Phoenix-Duff & Phelps Real Estate Securities Series and approved a new investment advisory agreement at a meeting held
June 5, 2007;

   Due to an internal reorganization, effective August 1, 2007, PVA replaced Phoenix Investment Counsel, Inc. ("PIC") as the advisor of the Phoenix-Aberdeen International Series, Phoenix Capital Growth Series, Phoenix Growth and Income Series, Phoenix Money Market Series, Phoenix Multi-Sector Fixed Income Series, Phoenix Multi-Sector Short Term Bond Series and Phoenix Strategic Allocation Series. The Board approved the termination of the current investment advisory agreements for Phoenix-Aberdeen International Series, Phoenix Capital Growth Series, Phoenix Growth and Income Series, Phoenix Money Market Series, Phoenix Multi-Sector Fixed Income Series, Phoenix Multi-Sector Short Term Bond Series and Phoenix Strategic Allocation Series and approved a new investment advisory agreement for each series at a meeting held June 5, 2007;

   Due to an internal reorganization, effective August 1, 2007, Aberdeen Asset Management Inc. ("AAM") remained the subadvisor to the Phoenix-Aberdeen International Series and the Board approved the termination of the current subadvisory agreement with PIC and approved a new subadvisory agreement between PVA and AAM at a meeting held June 5, 2007;

   Due to an internal reorganization, effective August 1, 2007, DPIM was appointed the subadvisor to the Phoenix-Duff & Phelps Real Estate Securities Series and the Board approved a new subadvisory agreement between PVA and DPIM at a meeting held June 5, 2007;

   Due to an internal reorganization, effective August 1, 2007, Harris Investment Management, Inc. ("HIM") remained the subadvisor to the Phoenix Capital Growth Series and the Board approved the termination of the current subadvisory agreement and approved a new subadvisory agreement between PVA and HIM at a meeting held June 5, 2007;

   Due to an internal reorganization, effective August 1, 2007, PIC was appointed the subadvisor to the Phoenix Growth and Income Series and the Board approved a new subadvisory agreement between PVA and PIC at a meeting held June 5, 2007;

   Due to an internal reorganization, effective August 1, 2007, PIC and Goodwin Capital Advisers, Inc. ("GCA") were appointed the subadvisor to the Phoenix Strategic Allocation Series and the Board approved a new subadvisory agreement for each subadvisor between (1) PVA and PIC and (2) PVA and GCA at a meeting held June 5, 2007; and

   Due to an internal reorganization, effective August 1, 2007, GCA was appointed the subadvisor to the Phoenix Money Market Series, Phoenix Multi-Sector Fixed Income Series and Phoenix Multi-Sector Short Term Bond Series and the Board approved a new subadvisory agreement for each series between PVA and GCA at a meeting held June 5, 2007

[LOGO]

            Report of Independent Registered Public Accounting Firm

To the Board of Directors of Phoenix Life and Annuity Company and
Participants of Phoenix Life and Annuity Variable Universal Life Account:

   In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the Phoenix Life and Annuity Variable Universal Life Account at December 31, 2007, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Phoenix Life and Annuity Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the mutual funds' advisors, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLC
Hartford, CT
March 21, 2008

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
Phoenix Life and Annuity Company
One American Row
Hartford, Connecticut 06103-2899

Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
185 Asylum Street
Hartford, Connecticut 06103

PHOENIX LIFE AND
ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
FINANCIAL STATEMENTS
DECEMBER 31, 2007 AND 2006

                               TABLE OF CONTENTS

                                                                         PAGE
                                                                       --------

Report of Independent Registered Public Accounting Firm...............      F-3

Balance Sheet as of December 31, 2007 and 2006........................      F-4

Statement of Income, Comprehensive Income and Changes in
  Stockholder's Equity for the years ended December 31, 2007, 2006
  and 2005............................................................      F-5

Statement of Cash Flows for the years ended December 31, 2007, 2006         F-6
  and 2005............................................................

Notes to Financial Statements......................................... F-7-F-19

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Phoenix Life and Annuity Company:

In our opinion, the accompanying balance sheet and the related statement of income, comprehensive income, and changes in stockholder's equity, and statement of cash flows present fairly, in all material respects, the financial position of Phoenix Life and Annuity Company (the Company) at December 31, 2007 and 2006, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2007 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Hartford, Connecticut
March 25, 2008

                       PHOENIX LIFE AND ANNUITY COMPANY
                                 BALANCE SHEET
                      ($ in thousands, except share data)
                          DECEMBER 31, 2007 AND 2006

                                                                2007     2006
                                                              -------  -------
ASSETS:
Available-for-sale debt securities, at fair value............ $32,197  $33,259
Policy loans, at unpaid principal balances...................   1,200    1,075
                                                              -------  -------
TOTAL INVESTMENTS............................................  33,397   34,334
Cash and cash equivalents....................................  10,491    5,106
Accrued investment income....................................     348      361
Due and uncollected premium..................................   2,837    3,761
Deferred policy acquisition costs............................  13,022   14,311
Other general account assets.................................   3,046    3,190
Separate account assets......................................  16,190   14,942
                                                              -------  -------
TOTAL ASSETS................................................. $79,331  $76,005
                                                              =======  =======
LIABILITIES:
Policy liabilities and accruals.............................. $32,414  $30,644
Deferred income tax liability................................     770    1,105
Other general account liabilities............................   2,046    2,157
Separate account liabilities.................................  16,190   14,942
                                                              -------  -------
TOTAL LIABILITIES............................................  51,420   48,848
                                                              -------  -------
CONTINGENT LIABILITIES (NOTE 14)

STOCKHOLDER'S EQUITY:
Common stock, $100 par value: 40,000 shares authorized;
  25,000 shares issued and outstanding.......................   2,500    2,500
Additional paid-in capital...................................  19,664   19,664
Retained earnings............................................   6,036    5,451
Accumulated other comprehensive loss.........................    (289)    (458)
                                                              -------  -------
TOTAL STOCKHOLDER'S EQUITY...................................  27,911   27,157
                                                              -------  -------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY................... $79,331  $76,005
                                                              =======  =======

  The accompanying notes are an integral part of these financial statements.

                       PHOENIX LIFE AND ANNUITY COMPANY
 STATEMENT OF INCOME, COMPREHENSIVE INCOME AND CHANGES IN STOCKHOLDER'S EQUITY
                               ($ in thousands)
                 YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                                       2007     2006     2005
                                                     -------  -------  -------
REVENUES:
Premiums............................................ $ 1,938  $ 2,586  $ 2,618
Insurance and investment product fees...............   1,567    1,323    2,060
Investment income, net of expenses..................   2,130    1,817    1,524
Net realized investment losses......................     (16)      --      (44)
                                                     -------  -------  -------
TOTAL REVENUES......................................   5,619    5,726    6,158
                                                     -------  -------  -------
BENEFITS AND EXPENSES:
Policy benefits.....................................   2,642    2,363    2,650
Policy acquisition cost amortization................   1,335    1,629     (612)
Other operating expenses............................     766      515      377
                                                     -------  -------  -------
TOTAL BENEFITS AND EXPENSES.........................   4,743    4,507    2,415
                                                     -------  -------  -------
Income before income taxes..........................     876    1,219    3,743
Applicable income tax expense.......................    (291)    (425)  (1,310)
                                                     -------  -------  -------
NET INCOME.......................................... $   585  $   794  $ 2,433
                                                     =======  =======  =======
COMPREHENSIVE INCOME:
NET INCOME.......................................... $   585  $   794  $ 2,433
OTHER COMPREHENSIVE INCOME (LOSS)...................     169     (213)    (487)
                                                     -------  -------  -------
COMPREHENSIVE INCOME................................ $   754  $   581  $ 1,946
                                                     =======  =======  =======
RETAINED EARNINGS:
Net income..........................................     585      794    2,433

ACCUMULATED OTHER COMPREHENSIVE INCOME:
Other comprehensive income (loss)...................     169     (213)    (487)
                                                     -------  -------  -------
CHANGE IN STOCKHOLDER'S EQUITY......................     754      581    1,946
Stockholder's equity, beginning of year.............  27,157   26,576   24,630
                                                     -------  -------  -------
STOCKHOLDER'S EQUITY, END OF YEAR................... $27,911  $27,157  $26,576
                                                     =======  =======  =======

  The accompanying notes are an integral part of these financial statements.

                       PHOENIX LIFE AND ANNUITY COMPANY
                            STATEMENT OF CASH FLOWS
                               ($ in thousands)
                 YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                                     2007      2006      2005
                                                   --------  --------  -------
OPERATING ACTIVITIES:
Net income........................................ $    585  $    794  $ 2,433
Net realized investment losses....................       16        --       44
Increase (decrease) in deferred income tax
  liability.......................................     (426)      774      599
Investment (gains) losses.........................       10        10      (26)
Increase (decrease) in receivables................    2,924        65     (113)
(Increase) decrease in deferred policy
  acquisition costs...............................    1,289     1,417     (735)
Increase in policy liabilities and accruals.......    1,770     2,513    1,661
Net change in other assets and other liabilities..   (1,985)    1,284   (1,549)
                                                   --------  --------  -------
CASH FROM OPERATING ACTIVITIES....................    4,183     6,857    2,314
                                                   --------  --------  -------
INVESTING ACTIVITIES:
Debt security purchases...........................  (10,781)  (14,761)  (7,336)
Debt security sales...............................   11,983    11,958    4,254
                                                   --------  --------  -------
CASH FROM (FOR) INVESTING ACTIVITIES..............    1,202    (2,803)  (3,082)
                                                   --------  --------  -------
CHANGE IN CASH AND CASH EQUIVALENTS...............    5,385     4,054     (768)
Cash and cash equivalents, beginning of year......    5,106     1,052    1,820
                                                   --------  --------  -------
CASH AND CASH EQUIVALENTS, END OF YEAR............ $ 10,491  $  5,106  $ 1,052
                                                   ========  ========  =======

  The accompanying notes are an integral part of these financial statements.

                       PHOENIX LIFE AND ANNUITY COMPANY
                         NOTES TO FINANCIAL STATEMENTS
                 YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

Phoenix Life and Annuity Company is a life insurance company offering various non-participating life insurance products in the United States of America. It is a wholly-owned subsidiary of PM Holdings, Inc. PM Holdings, Inc. is a wholly-owned subsidiary of Phoenix Life Insurance Company (Phoenix Life), which is a wholly-owned subsidiary of The Phoenix Companies, Inc. (The Phoenix Companies), a New York Stock Exchange listed company. Phoenix Home Life Mutual Insurance Company demutualized on June 25, 2001 by converting from a mutual life insurance company to a stock life insurance company, became a wholly-owned subsidiary of The Phoenix Companies and changed its name to Phoenix Life Insurance Company.

2. BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

We have prepared these financial statements in accordance with accounting principles generally accepted in the United States of America (GAAP), which differ materially from the accounting practices prescribed by various insurance regulatory authorities.

USE OF ESTIMATES

In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs; policyholder liabilities and accruals; the valuation of investments in debt and equity securities; and accruals for deferred income taxes and contingent liabilities.

ADOPTION OF NEW ACCOUNTING STANDARDS

We adopted the provisions of the Financial Accounting Standards Board (FASB) Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48), on January 1, 2007. We did not recognize a cumulative effect adjustment as a result of the implementation and we have no unrecognized tax benefits recorded at December 31, 2007. See Note 9 to these financial statements for more information.

In September 2006, the Securities and Exchange Commission staff issued Staff Accounting Bulletin No. 108, "Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements" (SAB 108). SAB 108 provides guidance for how errors should be evaluated to assess materiality from a quantitative perspective. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording the cumulative effect of initially applying the approach as adjustments to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment to retained earnings. We adopted SAB 108 on December 31, 2006 with no effect on our financial statements.

In March 2006, the FASB issued Statement of Financial Accounting Standards No. 156, "Accounting for Servicing of Financial Assets, an amendment of FASB Statement No. 140" (SFAS 156). SFAS 156 provides guidance on recognition and disclosure of servicing assets and liabilities and was effective beginning January 1, 2007. We adopted this standard effective January 1, 2007 with no material impact on our financial position and results of operations.

Effective January 1, 2006, we adopted SFAS No. 155, "Accounting for Certain Hybrid Financial Instruments" (SFAS 155). SFAS 155 resolves certain issues surrounding the accounting for beneficial interests in securitized financial assets. Our adoption of SFAS 155 did not have a material effect on our financial statements.

Effective January 1, 2006, we adopted FASB Staff Position Nos. FAS 115-1 and FAS 124-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" (FSP 115-1). FSP 115-1 provides guidance as to the determination of other-than-temporarily impaired securities and requires certain financial disclosures with respect to unrealized losses. These accounting and disclosure requirements largely codify our existing practices as to other-than-temporarily impaired securities and thus, our adoption did not have a material effect on our financial statements.

In September 2005, the Accounting Standards Executive Committee (AcSEC) of the AICPA's issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts" (SOP 05-1). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97. The SOP defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. This SOP is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. We adopted this standard effective January 1, 2007 with no material effect on our financial position and results of operations.

ACCOUNTING STANDARDS NOT YET ADOPTED

In December 2007, the FASB issued SFAS No. 141(R), "Accounting for Business Combinations" (SFAS 141(R)). SFAS 141(R) requires the acquiring entity in a business combination to recognize all (and only) the assets acquired and liabilities assumed in the transaction, establishes the acquisition-date fair value as the measurement objective for all assets acquired and liabilities assumed and requires the acquirer to disclose all information needed to evaluate and understand the nature and financial effect of the combination and is effective beginning for fiscal years beginning after December 15, 2008. We will adopt this standard effective January 1, 2009 and do not expect it to have a material impact on our financial position and results of operations.

In December 2007, the FASB issued SFAS 160, "Noncontrolling Interests in Consolidated Financial Statements" (SFAS 160). SFAS 160 requires all entities to report noncontrolling interests in subsidiaries in the same way--as equity in the consolidated financial statements and requires that associated transactions be treated as equity transactions--and is effective beginning for fiscal years beginning after December 15, 2008. We will adopt this standard effective January 1, 2009 and do not expect it to have a material impact on our financial position and results of operations.

In June 2007, the AICPA issued Statement of Position 07-1, "Clarification of the Scope of the Audit and Accounting Guide "Investment Companies" and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies" (SOP 07-1). SOP 07-1 broadens the definition of an investment company for application of this guidance. It provides that an entity that meets the definition of an investment company use fair value as a basis of accounting and reporting and that a parent retains the specialized fair value accounting of the entity if certain criteria are met. On February 14, 2008, the FASB deferred the effective date of SOP 07-1 indefinitely.

On February 15, 2007, the FASB issued SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" (SFAS 159), which gives entities the option to measure eligible financial assets, financial liabilities and firm commitments at fair value (i.e., the fair value option), on an instrument-by-instrument basis, that are otherwise not permitted to be accounted for at fair value under other accounting standards. The election to use the fair value option is available when an entity first recognizes a financial asset or financial liability or upon entering into a firm commitment. Subsequent changes in fair value must be recorded in earnings. Additionally, SFAS 159 allows for a one-time election for existing positions upon adoption, with the transition adjustment recorded to beginning retained earnings. We adopted SFAS 159 as of January 1, 2008 with no material effect on our financial statements.

In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 provides guidance on how to measure fair value when required under existing accounting standards. The statement establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2 and 3"). Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that we have the ability to access at the measurement date. Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability. Level 3 inputs are unobservable inputs reflecting our estimates of the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk). Quantitative and qualitative disclosures will focus on the inputs used to measure fair value for both recurring and non-recurring fair value measurements and the effects of the measurements in the financial statements. We adopted SFAS 157 effective
January 1, 2008. We do not expect adoption of this statement to have a material impact on our financial position and results of operations.

SIGNIFICANT ACCOUNTING POLICIES

Debt securities

We classify our debt securities as available-for-sale and report them in our balance sheet at fair value. Fair value is based on quoted market price, where available. When quoted market prices are not available, we estimate fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality or by quoted market prices of comparable instruments.

For mortgage-backed debt securities, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic lives of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income.

Policy loans

Policy loans are carried at their unpaid principal balances and are collateralized by the cash values of the related policies. We estimate the fair value of fixed rate policy loans by discounting loan interest and loan repayments. We base the discount rate on the 10-year U.S. Treasury rate. We assume that loan interest payments are made at the fixed rate less 17.5 basis points and that loan repayments only occur as a result of anticipated policy lapses. For variable rate policy loans, we consider the unpaid loan balance as fair value, as interest rates on these loans are reset annually based on market rates.

Cash and cash equivalents

Cash and cash equivalents include cash on hand, amounts due from banks, money market instruments and other debt instruments with maturities of three months or less when purchased.

Deferred policy acquisition costs

We defer the costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to the production of new business. We amortize deferred policy acquisition costs based on the related policy's classification. For term insurance policies, deferred policy acquisition costs are amortized in proportion to projected net profits. For universal life and variable universal life, deferred policy acquisition costs are amortized in proportion to estimated gross profits. Policies may be surrendered for value or exchanged for a different one of our products (internal replacement); we amortize the deferred policy acquisition cost balance associated with the replaced or surrendered policies to reflect these surrenders.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality and contract cancellations (i.e., lapses, withdrawals and surrenders). These assumptions are reviewed on a regular basis and are generally based on our past experience, industry studies, regulatory requirements and judgments about the future. Changes in estimated gross margins and gross profits based on actual experiences are reflected as an adjustment to total amortization to date resulting in a charge or credit to earnings. Finally, analyses are performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining deferred acquisition cost balances.

Separate account assets and liabilities

Separate account assets and liabilities related to policyholder funds are primarily carried at fair value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Fees assessed to the contract holders for management services are included in revenues when services are rendered.

Policy liabilities and accruals

Policy liabilities and accruals include future benefit liabilities for certain life products. We establish liabilities in amounts adequate to meet the estimated future obligations of policies in force. Future benefit liabilities for traditional life insurance are computed using the net level premium method on the basis of actuarial assumptions as to contractual guaranteed rates of interest, mortality rates guaranteed in calculating the cash surrender values described in such contracts and morbidity. Future benefit liabilities for term are computed using the net premium method on the basis of actuarial assumptions at the issue date of these contracts for rates of interest, contract administrative expenses, mortality and surrenders. We establish liabilities for outstanding claims, losses and loss adjustment expenses based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

Certain contracts may also include additional death or other insurance benefit features, such as no lapse guarantees offered with universal life insurance contracts.

Reinsurance

We recognize assets and liabilities related to reinsurance ceded contracts on a gross basis. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

Contingent liabilities

Amounts related to contingent liabilities are accrued if it is probable that a liability has been incurred and an amount is reasonable estimable.

Revenue recognition

We recognize premiums for long-duration life insurance products as revenue when due from policyholders. We match benefits, losses and related expenses with premiums over the related contract periods.

Amounts received as payment for interest sensitive life contracts are considered deposits and are not included in revenue. Revenues from these products consist primarily of fees assessed during the period against the policyholders' account balances for mortality charges, policy administration charges and surrender charges. Fees assessed that represent compensation for services to be provided in the future are deferred and amortized into revenue over the life of the related contracts. Related benefit expenses include universal life benefit claims in excess of fund values, net investment income credited to policyholders' account balances and amortization of deferred policy acquisition costs.

Net investment income and net realized investment gains (losses)

We recognize realized investment gains (losses) on asset dispositions on a first-in, first-out basis. We recognize realized investment losses when declines in fair value of debt and equity securities are considered to be other-than-temporarily impaired. We adjust the cost basis of these written down investments to fair value at the date the determination of impairment is made and do not change the new cost basis for subsequent recoveries in value. In evaluating whether a decline in value is other than temporary, we consider several factors including, but not limited to the following:

   .   the extent and the duration of the decline;

   . the reasons for the decline in value (credit event, interest related or market fluctuations);

   . our ability and intent to hold the investment for a period of time to allow for a recovery of value; and

   .   the financial condition of and near term prospects of the issuer.

Applicable deferred policy acquisition costs and applicable income taxes, which offset realized investment gains and losses, are each reported separately as components of net income.

Unrealized investment gains (losses)

We recognize unrealized investment gains and losses on investments in debt securities that we classify as available-for-sale. These gains and losses are reported as a component of other comprehensive income net of applicable deferred income taxes.

Income taxes

We recognize income tax expense or benefit based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. We allocate income taxes to income, other comprehensive income and additional paid-in capital, as applicable.

We recognize current income tax assets and liabilities for estimated income taxes refundable or payable based on the current year's income tax returns. We recognize deferred income tax assets and liabilities for the estimated future income tax effects of temporary differences. Temporary differences are the differences between the financial statement carrying amounts of assets and liabilities and their tax basis, as well as the timing of income or expense recognized for financial reporting and tax purposes of items not related to assets or liabilities. If necessary, we establish valuation allowances to reduce the carrying amount of deferred income tax assets to amounts that are more likely than not to be realized. We periodically review the adequacy of these valuation allowances and record any reduction in allowances through earnings.

Other comprehensive income

We record unrealized gains and losses on available-for-sale securities in accumulated other comprehensive income. Changes in unrealized gains and losses on available-for-sale securities are recorded in other comprehensive income until the related securities are sold, reclassified or deemed to be impaired.

3. REINSURANCE

We use reinsurance agreements to provide for greater diversification of business, control exposure to potential losses arising from large risks and provide additional capacity for growth.

We remain liable to the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect. Failure of the reinsurers to honor their obligations could result in losses to us; consequently, we establish reserves for amounts deemed or estimated to be uncollectible. To minimize our exposure to significant losses from reinsurance insolvencies, we evaluate the financial condition of our reinsurers and monitor concentration of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers.

Our reinsurance program varies based on the type of risk, for example:

   . On direct policies, the maximum of individual life insurance retained by us on any one life is $10 million for single life and joint first-to-die policies and $12 million for joint last-to-die policies, with excess amounts ceded to reinsurers.

   . We cede up to 90% of the mortality risk on most new issues of term insurance.

DIRECT BUSINESS AND REINSURANCE:

                                                YEAR ENDED DECEMBER 31,
                                         -------------------------------------
                                             2007         2006         2005
($ in thousands)                         -----------  -----------  -----------
Direct premiums......................... $    13,682  $    14,959  $    15,813
Premiums ceded to reinsurers............     (11,744)     (12,373)     (13,195)
                                         -----------  -----------  -----------
PREMIUMS................................ $     1,938  $     2,586  $     2,618
                                         ===========  ===========  ===========

Direct policy benefits incurred......... $     3,349  $     8,287  $     2,701
Policy benefits ceded to reinsureds.....      (2,926)      (7,388)      (2,341)
                                         -----------  -----------  -----------
POLICY BENEFITS......................... $       423  $       899  $       360
                                         ===========  ===========  ===========

Direct life insurance in-force.......... $ 9,967,664  $10,510,254  $11,139,833
Life insurance in-force ceded to
  reinsurers............................  (8,841,136)  (9,316,118)  (9,869,857)
                                         -----------  -----------  -----------
LIFE INSURANCE IN-FORCE................. $ 1,126,528  $ 1,194,136  $ 1,269,976
                                         ===========  ===========  ===========

The policy benefit amounts above exclude changes in reserves, interest credited to policyholders and withdrawals, which total $2,219 thousand, $1,464 thousand and $2,290 thousand, net of reinsurance, for the years ended December 31, 2007, 2006 and 2005, respectively.

4. DEFERRED POLICY ACQUISITION COSTS

ACTIVITY IN DEFERRED POLICY ACQUISITION COSTS:

                                                              YEAR ENDED DECEMBER 31,
                                                             -------------------------
                                                               2007     2006    2005
($ in thousands)                                             -------  -------  -------
Acquisition costs deferred.................................. $    46  $   212  $   123
(Costs) benefit amortized to expense........................  (1,335)  (1,629)     612
                                                             -------  -------  -------
CHANGE IN DEFERRED POLICY ACQUISITION COSTS.................  (1,289)  (1,417)     735
Deferred policy acquisition costs, beginning of year........  14,311   15,728   14,993
                                                             -------  -------  -------
DEFERRED POLICY ACQUISITION COSTS, END OF YEAR.............. $13,022  $14,311  $15,728
                                                             =======  =======  =======

Upon completion of a study during the fourth quarter of 2006, we updated, or "unlocked", our best estimate assumptions used to project expected gross profits and margins in the deferred policy acquisition cost amortization schedules. Major projection assumptions updated include expected mortality and lapse experience, investment margins and expenses. In our review to develop the best estimate, we examined our own experience, industry studies, market conditions and input from reinsurers. The deferred policy acquisition costs unlocking for universal life and variable universal life was driven largely by improved mortality. We also reflected higher interest earned in the investment margin for universal life and annuities, consistent with recent experience and maintenance expenses were shifted among various lines of business.

During 2005, amortization of deferred policy acquisition costs was offset by an adjustment, or "unlocking" of assumptions. The unlocking was driven by revised assumptions regarding mortality experience.

5. POLICY LIABILITIES AND ACCRUALS

Policyholder liabilities are primarily for universal life products and include deposits received from customers and investment earnings on their fund balances which ranged from 4.50% to 4.75% as of December 31, 2007, less administrative and mortality charges.

6. INVESTING ACTIVITIES

DEBT SECURITIES

FAIR VALUE AND COST OF GENERAL ACCOUNT DEBT SECURITIES:

                                                   AS OF DECEMBER 31,
                                          -------------------------------------
                                                 2007               2006
                                          ------------------ ------------------
                                          FAIR VALUE  COST   FAIR VALUE  COST
($ in thousands)                          ---------- ------- ---------- -------
U.S. government and agency...............  $ 7,285   $ 7,134  $ 6,929   $ 7,144
State and political subdivision..........      452       444      459       450
Corporate................................   21,180    21,802   22,325    22,825
Mortgage-backed..........................    2,782     2,774    3,058     3,061
Other asset backed.......................      498       487      488       484
                                           -------   -------  -------   -------
DEBT SECURITIES..........................  $32,197   $32,641  $33,259   $33,964
                                           =======   =======  =======   =======

We owned no non-income producing debt securities at December 31, 2007 or 2006.

UNREALIZED GAINS AND LOSSES FROM GENERAL ACCOUNT DEBT SECURITIES:

                                                         AS OF DECEMBER 31,
                                                      ------------------------
                                                          2007         2006
                                                      -----------  -----------
                                                      GAINS LOSSES GAINS LOSSES
($ in thousands)                                      ----- ------ ----- ------
U.S. government and agency........................... $151  $  --   $ 1  $(216)
State and political subdivision......................    8     --     9     --
Corporate............................................  133   (755)   73   (573)
Mortgage-backed......................................   14     (6)    3     (6)
Other asset backed...................................   11     --     4     --
                                                      ----  -----   ---  -----
DEBT SECURITIES GAINS AND LOSSES..................... $317  $(761)  $90  $(795)
                                                      ====  =====   ===  =====
DEBT SECURITIES NET LOSSES...........................       $(444)       $(705)
                                                            =====        =====

AGING OF TEMPORARILY IMPAIRED DEBT AND EQUITY SECURITIES:

                                                              AS OF DECEMBER 31, 2007
                                              ------------------------------------------------------------
                                              LESS THAN 12 MONTHS GREATER THAN 12 MONTHS       TOTAL
                                              ------------------  ---------------------  -----------------
                                              FAIR    UNREALIZED   FAIR     UNREALIZED    FAIR   UNREALIZED
                                              VALUE     LOSSES     VALUE      LOSSES      VALUE    LOSSES
($ in thousands)                              ------  ----------   -------  ----------   ------- ----------
DEBT SECURITIES
U.S. government and agency................... $   --     $ --     $   375     $  --      $   375   $  --
Corporate....................................    941      (28)     12,693      (727)      13,634    (755)
Mortgage-backed..............................    941       (6)         --        --          941      (6)
                                              ------     ----      -------    -----      -------   -----
TOTAL TEMPORARILY IMPAIRED SECURITIES........ $1,882     $(34)    $13,068     $(727)     $14,950   $(761)
                                              ======     ====      =======    =====      =======   =====

AMOUNTS THAT ARE BELOW INVESTMENT GRADE...... $   --     $ --     $ 1,059     $(211)     $ 1,059   $(211)
                                              ======     ====      =======    =====      =======   =====
AFTER OFFSETS FOR DEFERRED POLICY
  ACQUISITION COST ADJUSTMENT AND TAXES......            $(23)                $(473)               $(496)
                                                         ====                 =====                =====

Unrealized losses of below investment grade debt securities with a fair value of less than 80% of the securities amortized cost totaled $153 thousand at December 31, 2007. These have been at significant unrealized loss positions on a continuous basis for six months or less.

All of these securities are considered to be temporarily impaired at December 31, 2007 as each of these securities has performed, and is expected to continue to perform, in accordance with their original contractual terms.

AGING OF TEMPORARILY IMPAIRED DEBT AND EQUITY SECURITIES:

                                                              AS OF DECEMBER 31, 2006
                                              ------------------------------------------------------------
                                              LESS THAN 12 MONTHS GREATER THAN 12 MONTHS       TOTAL
                                              ------------------  ---------------------  -----------------
                                              FAIR    UNREALIZED   FAIR     UNREALIZED    FAIR   UNREALIZED
                                              VALUE     LOSSES     VALUE      LOSSES      VALUE    LOSSES
($ in thousands)                              ------  ----------   -------  ----------   ------- ----------
DEBT SECURITIES
U.S. government and agency................... $  242     $ (2)    $ 5,676     $(214)     $ 5,918   $(216)
Corporate....................................  2,486      (38)     16,236      (535)      18,722    (573)
Mortgage-backed..............................  1,494       (6)         --        --        1,494      (6)
                                              ------     ----      -------    -----      -------   -----
TOTAL TEMPORARILY IMPAIRED SECURITIES........ $4,222     $(46)    $21,912     $(749)     $26,134   $(795)
                                              ======     ====      =======    =====      =======   =====

AMOUNTS THAT ARE BELOW INVESTMENT GRADE...... $   --     $ --     $   277     $  (6)     $   277   $  (6)
                                              ======     ====      =======    =====      =======   =====
AFTER OFFSETS FOR DEFERRED POLICY
  ACQUISITION COST ADJUSTMENT AND TAXES......            $ --                 $  (3)               $  (3)
                                                         ====                 =====                =====

There were no unrealized losses of below investment grade debt securities with a fair value of less than 80% of the securities amortized cost at December 31, 2006.

All of these securities are considered to be temporarily impaired at December 31, 2006 as each of these securities has performed, and is expected to continue to perform, in accordance with their original contractual terms.

NET INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES)

SOURCES OF NET INVESTMENT INCOME:

                                                        YEAR ENDED DECEMBER 31,
                                                        ----------------------
                                                         2007    2006    2005
($ in thousands)                                        ------  ------  ------
Debt securities........................................ $1,717  $1,628  $1,480
Cash and cash equivalents..............................    441     228      55
Other income...........................................     10      --      --
                                                        ------  ------  ------
Total investment income................................  2,168   1,856   1,535
Investment expenses....................................    (38)    (39)    (11)
                                                        ------  ------  ------
NET INVESTMENT INCOME.................................. $2,130  $1,817  $1,524
                                                        ======  ======  ======

SOURCES OF REALIZED INVESTMENT GAINS (LOSSES):

                                                        YEAR ENDED DECEMBER 31,
                                                        ----------------------
                                                        2007     2006   2005
($ in thousands)                                        ----     ----   ----
Debt securities gains.................................. $ --     $--    $ 21
Debt securities losses.................................  (16)     --     (65)
                                                         ----    ---     ----
NET REALIZED INVESTMENT LOSSES......................... $(16)    $--    $(44)
                                                         ====    ===     ====

UNREALIZED INVESTMENT GAINS (LOSSES)

SOURCES OF NET CHANGES IN UNREALIZED INVESTMENT GAINS (LOSSES):


                                                        YEAR ENDED DECEMBER 31,
                                                        ----------------------
                                                         2007    2006    2005
($ in thousands)                                        -----   -----   -----
Net unrealized gains (losses) on debt securities....... $260    $(328)  $(749)
Applicable income tax (expense) benefit................  (91)     115     262
                                                        ----    -----   -----
NET UNREALIZED GAINS (LOSSES) INCLUDED IN OTHER
  COMPREHENSIVE INCOME................................. $169    $(213)  $(487)
                                                        ====    =====   =====

The maturities of general account debt securities, by contractual sinking fund payment and maturity, as of December 31, 2007 are summarized in the following table. Actual maturities will differ from contractual maturities as certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties, and we have the right to put or sell the obligations back to the issuers.

COST OF GENERAL ACCOUNT DEBT SECURITIES BY MATURITY:

                                                             AS OF DEC 31,
                                                                  2007
($ in thousands)                                                 -------
Due in one year or less.....................................     $ 2,416
Due after one year through five years.......................      10,744
Due after five years through ten years......................      13,536
Due after ten years.........................................       5,945
                                                                 -------
TOTAL.......................................................     $32,641
                                                                 =======

INVESTING CASH FLOWS

INVESTMENT PURCHASES, SALES, REPAYMENTS AND MATURITIES:

                                                     YEAR ENDED DECEMBER 31,
                                                   ---------------------------
                                                     2007      2006      2005
($ in thousands)                                   --------  --------  -------
Debt security purchases........................... $(10,656) $(14,256) $(6,973)
Policy loan advances, net.........................     (125)     (505)    (363)
                                                   --------  --------  -------
INVESTMENT PURCHASES.............................. $(10,781) $(14,761) $(7,336)
                                                   ========  ========  =======

Debt security sales............................... $ 11,116  $ 11,592  $ 3,425
Debt security maturities and repayments...........      867       366      829
                                                   --------  --------  -------
INVESTMENT SALES, REPAYMENTS AND MATURITIES....... $ 11,983  $ 11,958  $ 4,254
                                                   ========  ========  =======

7. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

Separate account products are those for which a separate investment and liability account is maintained on behalf of the policyholder. Investment objectives for these separate accounts vary by fund account type, as outlined in the applicable fund prospectus or separate account plan of operations. Our separate account products include variable life insurance contracts.

8. FAIR VALUE OF FINANCIAL INSTRUMENTS

Cash and cash equivalents are carried at amounts that approximate fair value. Debt securities are also carried at fair value as described in Note 6 to these financial statements. The fair value of policy loans at December 31, 2007 and 2006 is estimated to be equal to their carrying value at those dates.

9. INCOME TAXES

ALLOCATION OF INCOME TAXES:

                                                        YEAR ENDED DECEMBER 31,
                                                        ---------------------
                                                         2007     2006   2005
($ in thousands)                                        ------   -----  ------
Current income taxes (benefit)......................... $  717   $(349) $  711
Deferred income taxes (benefit)........................   (426)    774     599
                                                        ------   -----  ------
INCOME TAXES APPLICABLE TO NET INCOME..................    291     425   1,310
Deferred income taxes (benefit) applicable to other
  comprehensive income.................................     91    (115)   (262)
                                                        ------   -----  ------
INCOME TAXES APPLICABLE TO COMPREHENSIVE INCOME........ $  382   $ 310  $1,048
                                                        ======   =====  ======

INCOME TAXES PAID...................................... $1,669   $ 233  $  739
                                                        ======   =====  ======

RECONCILIATION OF STATUTORY TAX RATE TO EFFECTIVE TAX RATE:

                                                        YEAR ENDED DECEMBER 31,
                                                        ---------------------
                                                         2007    2006    2005
($ in thousands)                                        -----   ------  ------
Income before income taxes............................. $ 876   $1,219  $3,743
                                                        -----   ------  ------
Income taxes at statutory rate of 35.0%................   306      427   1,311
Benefit attributable to tax advantaged investment
  income...............................................   (12)      (2)     (1)
Other..................................................    (3)      --      --
                                                        -----   ------  ------
APPLICABLE INCOME TAXES................................ $ 291   $  425  $1,310
                                                        =====   ======  ======
Effective income tax rates.............................  33.2%    34.9%   35.0%
                                                        =====   ======  ======

DEFERRED INCOME TAX ASSETS (LIABILITIES) ATTRIBUTABLE TO TEMPORARY DIFFERENCES:

                                                                      AS OF
                                                                  DECEMBER 31,
                                                                  -------------
                                                                   2007   2006
($ in thousands)                                                  ------ ------
Deferred income tax assets:
Future policyholder benefits..................................... $1,265 $1,139
Investments......................................................    134    232
                                                                  ------ ------
GROSS DEFERRED INCOME TAX ASSETS.................................  1,399  1,371
                                                                  ------ ------
Deferred tax liabilities:
Deferred policy acquisition costs................................  2,003  2,384
Employee benefits................................................    105     52
Other............................................................     61     40
                                                                  ------ ------
GROSS DEFERRED INCOME TAX LIABILITIES............................  2,169  2,476
                                                                  ------ ------
NET DEFERRED INCOME TAX LIABILITY................................ $  770 $1,105
                                                                  ====== ======

We are included in the consolidated federal income tax return filed by PNX and are party to a tax sharing agreement by and among PNX and its subsidiaries. In accordance with this agreement, federal income taxes are allocated as if they had been calculated on a separate company basis, except that benefits for any net operating losses or other tax credits used to offset a tax liability of the consolidated group will be provided to the extent such loss or credit is utilized in the consolidated federal tax return.

Within the consolidated tax return, we are required by regulations of the Internal Revenue Service (IRS) to segregate the entities into two groups: life insurance companies and non-life insurance companies. We are limited as to the amount of any operating losses from the non-life group that can be offset against taxable income of the life group. These limitations may affect the amount of any operating loss carryovers that we have now or in the future.

We have determined, based on our earnings and future income, that it is more likely than not that the deferred income tax assets recorded to the financial statements will be realized. In determining the adequacy of future income, we have considered projected future income, reversal of existing temporary differences and available tax planning strategies that could be implemented, if necessary.

We adopted the provisions of FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48), on January 1, 2007. We did not recognize a cumulative effect adjustment as a result of the implementation and we have no unrecognized tax benefits recorded at December 31, 2007.

Based upon the timing and status of our current examinations by taxing authorities, we do not believe that it is reasonably possible that any changes to the balance of unrecognized tax benefits occurring in the next 12 months will result in a significant change to the results of operations, financial condition or liquidity. In addition, we do not anticipate that there will be additional payments made or refunds received within the next 12 months with respect to the years under audit. We do not anticipate any increases to the unrecognized tax benefits that would have a significant impact on the financial position of the Company.

Our federal income tax returns are routinely audited by the IRS. We are no longer subject to income tax examinations by federal authorities for tax years prior to 2004. Our U.S. federal income tax returns for 2004 and 2005 are currently being examined. We do not believe that the examination will result in a material change in our financial position. We are not currently under audit with any state taxing authorities.

To the extent required under the relevant tax law, we recognize interest and penalties related to amounts accrued on uncertain tax positions and amounts paid or refunded from federal and state income tax authorities in tax expense. The interest and penalties recorded during the 12-month periods ending
December 31, 2006 and 2007 were not material. We did not require an accrual for the payment of interest and penalties as of December 31, 2007.

As of December 31, 2007, we had a current tax receivable of $1,264 thousand.

10.OTHER COMPREHENSIVE INCOME

Accumulated other comprehensive loss at December 31, 2007 and 2006 was comprised solely of unrealized losses on investments of $289 thousand and $458 thousand, respectively. These amounts are net of applicable deferred income tax benefits of $156 thousand and $247 thousand at December 31, 2007 and 2006, respectively.

11.EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

The Phoenix Companies has a non-contributory, defined benefit pension plan covering substantially all of its employees and those of its subsidiaries. Retirement benefits are a function of both years of service and level of compensation. The Phoenix Companies also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. The Phoenix Companies' funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 (ERISA). Contributions are intended to provide for benefits attributable not only to service to date, but also to service expected to be conferred in the future.

The Phoenix Companies sponsors pension and savings plans for its employees, and employees and agents of its subsidiaries. The qualified plans comply with requirements established by ERISA and excess benefit plans provide for that portion of pension obligations which is in excess of amounts permitted by ERISA. The Phoenix Companies also provides certain health care and life insurance benefits for active and retired employees. We incur applicable employee benefit expenses through the process of cost allocation by The Phoenix Companies.

In addition to its pension plans, The Phoenix Companies currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans which it sponsors. A substantial portion of The Phoenix Companies' affiliate employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is omitted, as the information is not separately calculated for our participation in the plans. The Phoenix Companies, the plan sponsor, established an accrued liability and amounts attributable to us have been allocated. The amount of such allocated benefits is not significant to the financial statements.

12.STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS

We are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. There were no material practices not prescribed by the State of Connecticut Insurance Department as of December 31, 2007, 2006 and 2005. Statutory surplus differs from equity reported in accordance with GAAP primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, postretirement benefit costs are based on different assumptions and reflect a different method of adoption, life insurance reserves are based on different assumptions and income taxes are recorded in accordance with the Statement of Statutory Accounting Principles No. 10, "Income Taxes", which limits deferred tax assets based on admissibility tests.

STATUTORY FINANCIAL DATA FOR PHOENIX LIFE AND ANNUITY COMPANY:

                                                              AS OF OR FOR THE YEAR
                                                               ENDED DECEMBER 31,
                                                             -----------------------
                                                              2007    2006    2005
($ in thousands)                                             ------- ------- -------
Statutory capital and surplus............................... $20,059 $17,598 $14,520
Asset valuation reserve.....................................     154     118      93
                                                             ------- ------- -------
STATUTORY CAPITAL, SURPLUS AND ASSET VALUATION RESERVE...... $20,213 $17,716 $14,613
                                                             ======= ======= =======
STATUTORY GAIN (LOSS) FROM OPERATIONS....................... $ 2,132 $ 3,102 $ 2,169
                                                             ======= ======= =======
STATUTORY NET INCOME (LOSS)................................. $ 2,125 $ 3,102 $ 2,169
                                                             ======= ======= =======

The Connecticut Insurance Holding Act limits the maximum amount of annual dividends or other distributions available to stockholders of Connecticut-domiciled insurance companies without prior approval of the Insurance Commissioner. Under current law, we cannot make any dividend distribution during 2007 without prior approval.

13.RELATED PARTY TRANSACTIONS

Phoenix Life provides services and facilities to us and is reimbursed by us through a cost allocation process. The expenses allocated to us or paid by Phoenix Life on our behalf were $2,765 thousand, $2,089 thousand and $2,111 thousand for the years ended December 31, 2007, 2006 and 2005, respectively. Amounts payable to Phoenix Life were $356 thousand and $230 thousand as of December 31, 2007 and 2006, respectively.

Phoenix Investment Partners, an indirect wholly-owned subsidiary of The Phoenix Companies, through its affiliated investment advisors, provides investment advisory services to us for a fee. Investment advisory fees incurred by us under this arrangement were $38 thousand, $36 thousand and $10 thousand for the years ended December 31, 2007, 2006 and 2005, respectively. Amounts payable to the affiliated investment advisors were less than $1 thousand and $2 thousand as of December 31, 2007 and 2006, respectively.

Phoenix Equity Planning Corporation (PEPCO), a wholly-owned subsidiary of Phoenix Investment Partners, is the principal underwriter of our variable life and annuity contracts. Contracts may be purchased through registered representatives of our former affiliate, WS Griffith Securities, Inc. (Griffith), as well as other outside broker dealers who are licensed to sell our contracts. During the years ended December 31, 2007, 2006 and 2005, we incurred commissions of $0.1 million, $0.1 million and $0.1 million, respectively, for contracts underwritten by PEPCO. Amounts payable to PEPCO were $1 thousand and $0 thousand as of December 31, 2007 and 2006, respectively.

Phoenix Life pays commissions to producers who sell our non-registered life and annuity products. We reimbursed Phoenix Life for commissions paid on our behalf of $0.5 million, $0.5 million and $0.5 million for the years ended December 31, 2007, 2006 and 2005, respectively. Commission amounts payable to Phoenix Life were $18 thousand and $15 thousand as of December 31, 2007 and 2006, respectively.

Phoenix Life and PHL Variable Life Insurance Company (PHL Variable Life) provide premium processing services on our behalf, wherein they receive premium payments on our life and annuity contracts and then forward them to us. At December 31, 2007 and 2006, we had premiums due from Phoenix Life of $49 thousand and $74 thousand, respectively. At December 31, 2007 and 2006, we had premiums due from PHL Variable Life of $466 thousand and $16 thousand, respectively. We do not pay any fees for this service.

14.CONTINGENT LIABILITIES

Litigation and Arbitration

We are regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming us as a defendant ordinarily involves our activities as an insurer, investor, or taxpayer. It is not feasible to predict or determine the ultimate outcome of all legal or arbitration proceedings or to provide reasonable ranges of potential losses. We believe that the outcomes of our litigation and arbitration matters are not likely, either individually or in the aggregate, to have a material adverse effect on our financial condition. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation and arbitration, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operations or cash flows in particular quarterly or annual periods.

Regulatory Matters

State regulatory bodies, the Securities and Exchange Commission (SEC), the National Association of Securities Dealers, Inc. (NASD) and other regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with, among other things, insurance laws and securities laws. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted.

In addition, federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by Phoenix Life and its subsidiaries with securities and other laws and regulations affecting their registered products. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted. There has been a significant increase in federal and state regulatory activity relating to financial services companies, with a number of recent regulatory inquiries focusing on late-trading, market timing and valuation issues. Our products entitle us to impose restrictions on transfers between separate account sub-accounts associated with our variable products.

In 2005, the Boston District Office of the SEC completed a compliance examination of certain of PNX's affiliates that are registered under the Investment Company Act of 1940 or the Investment Advisers Act of 1940. Following the examination, the staff of the Boston District Office issued a deficiency letter primarily focused on perceived weaknesses in procedures for monitoring trading to prevent market timing activity. The staff requested PNX to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether PNX believes reimbursement is necessary or appropriate under the circumstances. A third party was retained to assist PNX in preparing the analysis. Based on this analysis, PNX advised the SEC that it does not believe that reimbursement is appropriate.

Over the past several years, a number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office. While no such action has been initiated against us, it is possible that one or more regulatory agencies may pursue this type of action against us in the future. Financial services companies have also been the subject of broad industry inquiries by state regulators and attorneys general which do not appear to be company-specific.

These types of regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. While it is not feasible to predict or determine the ultimate outcome of all pending inquiries, investigations, legal proceedings and other regulatory actions, or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our financial condition. However, given the large or indeterminate amounts sought in certain of these actions and the inherent unpredictability of regulatory matters, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operation or cash flows in particular quarterly or annual periods.

                                    Part C
                               Other Information

Item 26. Exhibits

(a)Board of Directors Resolution.

   Resolution of the Board of Directors of Depositor establishing the Phoenix Life and Annuity Variable Universal Life Account ("Separate Account") is incorporated herein by reference to the Registrant's initial registration statement on Form S-6 filed via EDGAR on September 27, 1996. (File
   No. 333-12989).

(b)Custodian Agreements.

   Not applicable.

(c)Underwriting Contracts

    (1)Master Service and Distribution Compliance Agreement between Depositor and Phoenix Equity Planning Corporation dated November 1, 2000 is incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant's EDGAR filing on Form N-6 (File No. 333-12989) on April 30, 2004.

    (2)Form of Broker Dealer Supervisory and Service Agreement between Phoenix Equity Planning Corporation and Independent Brokers with respect to the sale of Policies is incorporated herein by reference to Post-Effective Amendment No. 14 to the Registration Statement on Form N-6 (File
       No. 333-12989) filed via EDGAR on April 25, 2005.

(d)Contracts

   Version A:

    (1)Flex Edge Success--Flexible Premium Variable Universal Life Insurance Policy Form Number V604 of Depositor is incorporated by reference to Registrant's Statement on Form S-6 Pre-Effective Amendment No. 1 (File No. 333-12989) filed via EDGAR on March 14, 1997.

   Version B:

    (1)Corporate Edge--Flexible Premium Variable Universal Life Insurance Policy Form Number V608 of Depositor is incorporated by reference to Registrant's Form S-6 Post-Effective Amendment No. 4 (File
       No. 333-12989) filed via EDGAR on October 29, 1999.

    (2)Variable Policy Exchange Option Rider, Form VR34 of the Depositor, listed under Version C, below.

    (3)Flexible Term Insurance Rider, Form VR36 of the Depositor, listed under Version C, below.

    (4)Cash Surrender Value Enhancement Benefit Rider, Form VR43 of the Depositor is incorporated herein by reference to Post-Effective Amendment No. 14 to the Registration Statement on Form N-6 (File No. 333-12989) filed via EDGAR on April 25, 2005.

   Version C:

    (1)Executive Benefit-VUL--Flexible Premium Variable Universal Life Insurance Policy Form Number V606 of Depositor is incorporated by reference to Registrant's Form S-6 Post-Effective Amendment No. 4 (File No. 333-12989) filed via EDGAR on October 29, 1999.

    (2)Variable Policy Exchange Option Rider, Form VR34 of the Depositor is incorporated by reference to the Registrant's Form S-6 Post-Effective Amendment No. 4 (File No. 333-12989) filed via EDGAR on October 29, 1999.

    (3)Flexible Term Insurance Rider, Form VR36 of the Depositor is incorporated by reference to the Registrant's Form S-6 Post-Effective Amendment No. 4 (File No. 333-12989) filed via EDGAR on October 29, 1999.

    (4)Cash Surrender Value Enhancement Benefit Rider, Form VR43 of the Depositor is incorporated herein by reference to Post-Effective Amendment No. 14 to the Registration Statement on Form N-6 (File No. 333-12989) filed via EDGAR on April 25, 2005.

(e)Applications

   Version A:

    (1)Form of application for Flex Edge Success filed via EDGAR with Registrant's Pre-Effective Amendment No. 1 to Form S-6 on March 14, 1997 and incorporated herein by reference. (File No. 333-12989).

   Version B:

   Form of application for Corporate Edge filed via EDGAR with Registrant's Post-Effective Amendment No. 4 on Form S-6 filed October 29, 1999 and incorporated by reference. (File No. 333-12989).

   Version C:

   Form of application for Executive Benefit-VUL filed via EDGAR with Registrant's Post-Effective Amendment No. 4 on Form S-6 filed October 29, 1999 and incorporated by reference. (File No. 333-12989).

(f) Depositor's Certificate of Incorporation and Bylaws.

   Certificate of Redomestication and Amended and Restated Certificate of Incorporation, effective May 9, 1996, filed April 21, 1997 with the Secretary of State of Connecticut incorporated by reference to the Registrant's Pre-Effective Amendment No. 2 to Form S-6 filed via EDGAR on November 4, 1997 (File No. 333-12989).

   Bylaws of Phoenix Life and Annuity Company, dated April 1, 1996, incorporated by reference to the Registrant's Post-Effective Amendment No. 1 to Form S-6 filed via EDGAR on April 29, 1998. (File No. 333-12989).

(g) Reinsurance Contracts.

   Not applicable.

(h) Participation Agreements.

    (1)Fund Participation Agreement dated July 15, 1999 among Phoenix Life and Annuity Company, Insurance Series, and Federated Securities Corp. is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form S-6 (File No. 333-12989) filed via EDGAR on April 30, 2002.

    (2)(a) Fund Participation Agreement dated July 19, 1999 among Phoenix Life and Annuity Company, BT Insurance Funds Trust and Bankers Trust Company is incorporated by reference to Registrant's Post Effective Amendment
       No. 8 on Form S-6 (File No. 333-12989) filed via EDGAR on April 30, 2002.


       (b) Amendment No. 1 dated April 20, 2001 to the Fund Participation Agreement dated July 19, 1999 among Phoenix Life and Annuity Company, Deutsche Asset Management VIT Funds (formerly, BT Insurance Funds Trust) and Bankers Trust Company is incorporated by reference to Registrant's Post Effective Amendment No. 8 on Form S-6 (File No. 333-12989) filed via EDGAR on April 30, 2002.


       (c) Amendment No. 2 dated October 29, 2001 to the Fund Participation Agreement dated July 19, 1999 among Phoenix Life and Annuity Company, Deutsche Asset Management VIT Funds and Deutsche Asset Management, Inc. is incorporated by reference to Registrant's Post Effective Amendment
       No. 8 on Form S-6 (File No. 333-12989) filed via EDGAR on April 30, 2002.

    (3)Participation Agreement dated May 1, 2006 among Phoenix Life and Annuity Company, The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc., and Morgan Stanley Investment Management Inc. is incorporated by reference to Registrant's Post-Effective Amendment
       No. 16 on Form N-6 (File No. 333-12989) filed via EDGAR on April 26,
       2007.

    (4)Participation Agreement dated June 1, 2000 among Phoenix Life and Annuity Company, The Alger American Fund and Fred Alger & Company, Incorporated is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form S-6 (File No. 333-12989) filed via EDGAR on April 30, 2002.

    (5)Participation Agreement dated June 1, 2000 among Phoenix Life and Annuity Company, Variable Insurance Products Fund, II and III and Fidelity Distributors Corporation is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form S-6 (File
       No. 333-12989) filed via EDGAR on April 30, 2002.

    (6)Participation Agreement dated March 29, 2001 among Phoenix Life and Annuity Company, AIM Variable Insurance Funds, Phoenix Equity Planning Corporation and AIM Distributors, Inc. is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form S-6 (File
       No. 333-12989) filed via EDGAR on April 30, 2002.

       (7)Form of Participation Agreement between Phoenix Life and Annuity Company and Wanger Advisors Trust is incorporated by reference to Registrant's May 1, 2003 EDGAR filing on Post-Effective Amendment No. 11 Form N-6 (File No. 333-12989).

       (8)Form of Participation Agreement between Phoenix Life and Annuity Company and Franklin Templeton Distributors is incorporated herein by reference to Registrant's May 1, 2003 EDGAR filing on Post-Effective Amendment No. 11 Form N-6 (File No. 333-12989).

       (9)Participation Agreement dated May 30, 2003 among Phoenix Life and Annuity Company, Rydex Variable Trust and Rydex Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant's April 30, 2004 EDGAR filing on Form N-6 (File
          No. 333-12989).

      (10)Participation Agreement dated April 14, 2005 among Phoenix Life and Annuity Company, Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-6 (File No. 333-12989) filed via EDGAR on May 1, 2006.

      (11)Amended and Restated Participation Agreement dated January 1, 2007, among The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company, is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-6 (File No. 333-12989) filed via EDGAR on April 26, 2007.

      (12)Fund Participation Agreement dated May 1, 2006 among PHL Variable Insurance Company, Phoenix Life and Annuity Company, Neuberger Berman Advisers Management Trust and Neuberger Berman Management, Inc. is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-6 (File No. 333-119916) filed via EDGAR on August 14, 2006.

      (13)Form of Participation Agreement dated April 25, 2005 among Phoenix Life and Annuity Company, Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc., is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-6 (File
          No. 333-12989) filed via EDGAR on May 1, 2006.

      (14)Participation Agreement dated May 1, 2006 among Phoenix Life and Annuity Company, Oppenheimer Variable Account Funds and Oppenheimer Funds is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-6 (File No. 333-12989) filed via EDGAR on April 26, 2007.

      (15)Participation Agreement dated May 1, 2006 among PHL Variable Insurance Company and Phoenix Life and Annuity Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC, is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-6 (File No. 333-12989) filed via EDGAR on April 26, 2007.

      (16)Participation Agreement dated September 7, 2007 among Phoenix Life and Annuity Company, Sentinel Variable Products Trust and Sentinel Financial Services Company is incorporated by reference to Post-Effective Amendment No. 17 on Form N-4 (File No. 333-12989), filed via EDGAR on September 7, 2007.

      (17)Participation Agreement dated February 1, 2008 among Phoenix Life and Annuity Company, Phoenix Equity Planning Corporation, Summit Mutual Funds, Inc., and Ameritas Investment Corporation is filed herewith.

      (18)Amendment No. 3 dated February 1, 2008 to the Fund Participation Agreement dated July 19, 1999 among Phoenix Life and Annuity Company, DWS Investments VIT Funds (formerly, Deutsche Asset Management VIT Funds and BT Insurance Funds Trust) and Deutsche Investment Management Americas Inc. (successor by merger to Deutsche Asset Management, Inc.) is filed herewith.

    (i)Administrative Contracts.

       (1)Service Agreement between The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company dated January 1, 2003 is incorporated by reference to Post-Effective Amendment No. 13 to the Registrant's EDGAR filing on Form N-6 (File No. 333-12989) on April 30, 2004.

       (2)First Amendment to Service Agreement between The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company dated November 11, 2003 is incorporated by reference to Post-Effective Amendment No. 13 to the Registrant's EDGAR filing on Form N-6 (File No. 333-12989) on
          April 30, 2004.

       (3)Second Amendment to Service Agreement between The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company, dated February 27, 2004 is incorporated herein by reference to Post-Effective Amendment No. 14 to the Registrant's Statement on Form N-6 (File No 333-12989) filed via EDGAR on April 25, 2005.

    (4)Third Amendment to Service Agreement between The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company, dated November 15, 2004 is incorporated herein by reference to Post-Effective Amendment No. 14 to the Registration Statement on Form N-6 (File No. 333-12989) filed via EDGAR on April 25, 2005.

    (5)Fourth Amendment to Service Agreement between The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company, dated November 13, 2005 is incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement on Form N-6 (File No. 333-12989) filed via EDGAR on April 28, 2006.

(j) Other Material Contracts.

           (1)Amended and Restated Administration and Accounting Services Agreement dated March 1, 2003 by and between Phoenix Life and Annuity Company and PFPC, INC. is incorporated by reference to Post-Effective Amendment No. 17 on Form N-4 (File No. 333-12989), filed via EDGAR on September 7, 2007.

           (2)Amendment dated January 1, 2005 to Amended and Restated Administration and Accounting Services Agreement between Phoenix Life and Annuity Company and PFPC, INC. is incorporated by reference to Post-Effective Amendment No. 17 on Form N-4 (File No. 333-12989), filed via EDGAR on September 7, 2007.

           (3)Information Sharing Agreements pursuant to Rule 22c-2 for the following funds: AIM Variable Insurance Funds, The Alger American Fund, DWS Funds, Federated Insurance Series,. Franklin Templeton Variable Insurance Products Trust, Lazard Retirement Series, Lord Abbett Series Fund, Inc., Neuberger Berman Advisers Management Trust, Oppenheimer Variable Account Funds, The Rydex Trust, Wanger Advisors Trust; and, The Universal Institutional Funds are incorporated by reference to Form N-4 (File No. 033-87376), Post-Effective Amendment No. 29, filed via EDGAR on May 1, 2007.

           (4)Information Sharing Agreement dated as of September 7, 2007, pursuant to Rule 22c-2 between Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company and the Sentinel Variable Products Trust is incorporated by reference to Post-effective Amendment No. 6 on Form N-4 (File No. 333-123035), filed via EDGAR on September 28, 2007.

           (5)Information Sharing Agreement dated February 1, 2008 by and between PHL Variable Insurance Company, Phoenix Life and Annuity Company, Phoenix Life Insurance Company and Summit Mutual Funds, Inc. is incorporated by reference to Post-Effective Amendment No. 8 on Form N-4 (File No. 333-123040) filed via EDGAR on
              April 30, 2008.

(k) Legal Opinion.

    (1)Opinion and Consent of Counsel of Michele Drummey, Esq. is filed herewith.

(l) Actuarial Opinion.

   Not applicable.

(m) Calculation.

   Not applicable.

(n) Other Opinions.

    (1)Consent of Independent Registered Public Accounting Firm, is filed herein.

    (2)Powers of Attorney are filed herewith.

(o) Omitted Financial Statements.

   Not applicable

(p) Initial Capital Agreements.

   Not applicable.

(q) Redeemability Exemption.

   Not applicable.

Item 27. Directors and Officers of the Depositor.

Name                                Position
----------------------------------  ----------------------------------------------------------------

Philip K. Polkinghorn*              Director and President

John H. Beers*                      Vice President and Secretary

Katherine P. Cody*                  Senior Vice President and Chief Accounting Officer

John R. Flores*                     Vice President and Chief Compliance Officer

Daniel J. Moskey*                   Vice President and Treasurer

Gina C. O'Connell*                  Senior Vice President

Zafar Rashid*                       Senior Vice President

Tracy L. Rich*                      Executive Vice President and Assistant Secretary

Christopher M. Wilkos**             Senior Vice President and Corporate Portfolio Manager

James D. Wehr**                     Executive Vice President and Chief Investment Officer

David R. Pellerin**                 Chief Accounting Officer

Peter A. Hofmann*                   Director, Senior Vice President and Chief Financial Officer

--------
* The business address of this individual is One American Row, Hartford, CT 06103-2899.
** The business address of this individual is 56 Prospect Street, Hartford, CT
   06103-2836.

Item 28. Persons Controlled by or Under Common Control with the Depositor or Registrant

The Phoenix Companies, Inc. (100%) Delaware

   Phoenix Distribution Holding Company (100%) Connecticut

             WS Griffith Securities, Inc. (100%) New York

   Phoenix Investment Management Company (100%) Connecticut

          Phoenix Investment Partners, Ltd. (100%) Delaware

             DP Holdings, Ltd. (100%) New Brunswick, Canada

             DPCM Holdings, Inc. (100%) Illinois

             Duff & Phelps Investment Management Company (100%) Illinois

             Goodwin Capital Advisers, Inc. (100%) New York

             Kayne Anderson Rudnick Investment Management, LLC (100%) California

             Pasadena Capital Corporation (100%) California

                 Engemann Asset Management (100%) California

             Phoenix Alternative Investment Advisers, Inc. (100%) Connecticut

             Phoenix Equity Planning Corporation (100%) Connecticut

                 Phoenix Investment Counsel, Inc. (100%) Massachusetts

             Phoenix/Zweig Advisers, LLC (100%) Delaware

                 Euclid Advisors, LLC (100%) New York

             PXP Securities Corp. (100%) New York

             Rutherford Financial Corporation (100%) Delaware

             Rutherford, Brown & Catherwood, LLC (73.2%) Delaware

             SCM Advisors, LLC (100%) California

             Walnut Asset Management, LLC (70.6%) Delaware

  Phoenix Life Insurance Company (100%) New York

        Phoenix Foundation (0%) Connecticut

        Next Generation Ventures LLC (50%) Connecticut

        Phoenix Life Separate Account B (100%) New York

        Phoenix Life Separate Account C (100%) New York

        Phoenix Life Separate Account D (100%) New York

        Phoenix Life Variable Accumulation Account (100%) New York

        Phoenix Life Variable Universal Life Account (100%) New York

        PM Holdings, Inc. (100%) Connecticut

             American Phoenix Life and Reassurance Company (100%) Connecticut

                 Phoenix Life and Reassurance Company of New York (100%) New
              York

             PFG Holdings, Inc. (100%) Pennsylvania

                 AGL Life Insurance Company (100%) Pennsylvania

                 PFG Distribution Company (100%) Delaware

                 Philadelphia Financial Group, Inc. (100%) Delaware

             PHL Variable Insurance Company (100%) Connecticut

                 PHL Variable Accumulation Account (100%) Connecticut

                 PHLVIC Variable Universal Life Account (100%) Connecticut

             Phoenix Founders, Inc. (100%) Connecticut

             Phoenix International Capital Corporation (100%) Connecticut

                   Practicare, Inc. (100%) Delaware

             Phoenix Life and Annuity Company (100%) Connecticut

                 Phoenix Life and Annuity Variable Universal Life Account
              (100%) Connecticut

             Phoenix New England Trust Holding Company (100%) Connecticut

             Phoenix Variable Advisors, Inc. (100%) Delaware

             PML International Insurance Limited (100%) Bermuda

        The Phoenix Edge Series Fund (0%) Massachusetts business trust

  Phoenix National Trust Holding Company (100%) Connecticut

  Phoenix Life Solutions, Inc. (100%) Delaware

     Only companies that file consolidated financial statements with the Securities and Exchange Commission ("SEC") are The Phoenix Companies Inc. and Phoenix Life Insurance Company. In addition, PHL Variable Insurance Company and Phoenix Life and Annuity Company file individual financial statements with the SEC. For the remainder, except the separate accounts (defined as Phoenix Life Separate Account B, Phoenix Life Separate Account C, Phoenix Life Separate Account D, Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, PHL Variable Accumulation Account, PHLVIC Variable Universal Life Account, and Phoenix Life and Annuity Variable Universal Life Account) all other entities are included in the consolidated financial statement, for The Phoenix Companies, Inc., but none file individual financial statements with the SEC.

Item 29. Indemnification

Section 33-779 of the Connecticut General Statutes states that: "a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by sections 33-770 to 33-778, inclusive."

Article V, Section 5.01, of the Bylaws of the Depositor (effective April 1,
1996) provides that: "Each person who is or was a director or officer of the Company (including the heirs, executors, administrators or estate of such person) shall be indemnified by the Company as of right to full extent permitted or authorized by the laws of the State of Connecticut against any liability, cost or expense asserted against him and incurred by him by reason of his capacity as a director or officer, or arising out of his status as a director or officer. The Company may, but shall not be obligated to maintain insurance at its expense to protect itself and any such person against any such liability cost or expense."

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriters.

   Phoenix Equity Planning Corporation ("PEPCO")

       (a)PEPCO serves as the principal underwriter for the following entities:

          Phoenix Adviser Trust, Phoenix Asset Trust, Phoenix Equity Series Fund, Phoenix Equity Trust, Phoenix Institutional Mutual Funds, Phoenix Investment Series Fund, Phoenix Investment Trust 06, Phoenix Investment Trust 97, Phoenix Series Fund, Phoenix Strategic Equity Series Fund, The Phoenix Edge Series Fund, Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, Phoenix Life and Annuity Variable Universal Life Account, PHL Variable Accumulation Account, PHL Variable Accumulation Account II, PHLVIC Variable Universal Life Account and PHL Variable Separate Account MVA1.

       (b)Directors and Executive Officers of PEPCO

Name                                     Position
---------------------------------------  ------------------------------------------------

George R. Aylward, Jr.**                 Director and Executive Vice President

John H. Beers*                           Vice President and Secretary

John R. Flores*                          Vice President and Anti-Money Laundering Officer

Stephen D. Gresham**                     Director and Senior Vice President

David Hanley**                           Vice President and Treasurer

David C. Martin*                         Vice President and Chief Compliance Officer

Philip R. Polkinghorn*                   Director and Executive Vice President

--------
* The business address of this individual is One American Row, Hartford, CT 06103-2899
** The business address of this individual is 56 Prospect Street, Hartford, CT
   06103-2836

       (c)PEPCO received no compensation from the Registrant during the last fiscal year for sales of the contract.

Item 31. Location of Accounts and Records.

The accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 are maintained at the administrative offices of Phoenix Life and Annuity Company located at One American Row, Hartford, CT 06103-2899.

Item 32. Management Services.

Not applicable.

Item 33. Fee Representation.

Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940, as amended, Phoenix Life and Annuity Company represents that the fees and charges deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks to be assumed thereunder by Phoenix Life and Annuity Company.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 18 pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 18 to Registration Statement No. 333-12989 to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford and the State of Connecticut on this 30th day of April, 2008.


                                              PHOENIX LIFE AND ANNUITY COMPANY

                                              By:
                                                  -----------------------------
                                                  * Philip K. Polkinghorn
                                                  President

                                              PHOENIX LIFE AND ANNUITY VARIABLE
                                              UNIVERSAL LIFE ACCOUNT

                                              By:
                                                  -----------------------------
                                                  * Philip K. Polkinghorn
                                                  President


By: /s/ Kathleen A. McGah
    ---------------------------------------------------------------------
* Kathleen A. McGah, as Attorney-in-Fact pursuant to Power of Attorney.

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed by the following persons in the capacities and on this 30th day of April 2008.


Signature               Title
----------------------- ------------------------------------------------------

                        Director, Senior Vice President and Chief Financial ----------------------- Officer
*Peter A. Hofmann

                        Chief Accounting Officer
-----------------------
* David R. Pellerin

                        Director and President
-----------------------
* Philip K. Polkinghorn


By: /s/ Kathleen A. McGah
    ---------------------------------------------------------------------
* Kathleen A. McGah, as Attorney-in-Fact pursuant to Power of Attorney.

                                 Exhibit Index

 Exhibit 26(h)(17) Participation Agreement dated February 1, 2008, among
                   Phoenix Life and Annuity Company, Phoenix Equity Planning Corporation, Summit Mutual Funds, Inc., and Ameritas Investment Corporation

 Exhibit 26(h)(18) Amendment No. 3 dated February 1, 2008 to the Fund
                   Participation Agreement dated July 19, 1999 among Phoenix Life and Annuity Company, DWS Investments VIT Funds (formerly, Deutsche Asset Management VIT Funds and BT Insurance Funds Trust) and Deutsche Investment Management Americas Inc. (successor by merger to Deutsche Asset Management, Inc.)

 Exhibit 26(k)     Opinion and Consent of Counsel

 Exhibit 26(n)(1)  Consent of Independent Registered Public Accounting Firm

 Exhibit 26(n)(2) Powers of attorney for David R. Pellerin, Chief Accounting Officer, Peter A. Hofmann, Director and Chief Financial Officer, and Philip K. Polkinghorn, Director and President

                                     C-11